UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Floating Rate
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class
July 31, 2005

1.804859.101

AFR-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (e) - 73.8%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.6%
DRS Technologies, Inc. term loan 5.2017% 11/4/10 (d)	$ 716	$ 725
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 5.5838% 12/31/11 (d)	14,180	14,410
Standard Aero Holdings, Inc. term loan 5.7228% 8/24/12 (d)	6,646	6,746
Transdigm, Inc. term loan 5.8% 7/22/10 (d)	1,576	1,595
		23,476
Air Transportation - 0.0%
United Air Lines, Inc. Tranche B, term loan 7.96% 12/30/05 (d)	2,000	2,023
Automotive - 1.8%
Accuride Corp. term loan 5.6453% 1/31/12 (d)	5,659	5,723
Advance Auto Parts, Inc. Tranche B, term loan 5.1366% 9/30/10 (d)	2,991	3,024
Affinia Group, Inc. Tranche B, term loan 6.4% 11/30/11 (d)	1,512	1,516
AM General LLC Tranche B1, term loan 8.0756% 11/1/11 (d)	1,900	1,981
Enersys Capital, Inc. term loan 5.3435% 3/17/11 (d)	990	995
Federal-Mogul Corp. Tranche C, term loan 7.24% 1/1/49 (d)	2,000	2,000
Goodyear Tire & Rubber Co. Tranche 1, 4.7852% 4/30/10 (d)	21,820	21,984
Key Safety Systems, Inc. Tranche B, term loan 6.3444% 6/24/10 (d)	2,724	2,731
Mark IV Industries, Inc. Tranche B, term loan 6.432% 6/23/11 (d)	2,949	2,978
Rexnord Corp. term loan 6.7967% 12/31/11 (d)	2,949	2,997
Tenneco Auto, Inc.:
Tranche B, term loan 5.54% 12/12/10 (d)	3,042	3,080
Tranche B1, Credit-Linked Deposit 5.59% 12/12/10 (d)	1,336	1,353
Travelcenters of America, Inc. Tranche B, term loan 5.26% 12/1/11 (d)	7,573	7,667
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Automotive - continued
TRW Automotive Holdings Corp.:
Tranche B, term loan 5.25% 6/30/12 (d)	$ 2,301	$ 2,324
Tranche E, term loan 4.9375% 10/31/10 (d)	14,925	15,074
		75,427
Broadcasting - 1.2%
Emmis Operating Co. Tranche B, term loan 5.13% 11/10/11 (d)	21,890	22,082
Gray Television, Inc. Tranche B, term loan 5.01% 12/31/12 (d)	2,624	2,644
Nexstar Broadcasting, Inc. Tranche B, term loan 4.87% 10/1/12 (d)	15,000	15,113
Raycom TV Broadcasting, Inc.:
Tranche A, term loan 5.3125% 10/6/11 (d)	2,000	2,003
Tranche B, term loan 5.5% 4/6/12 (d)	3,000	3,023
Spanish Broadcasting System, Inc. Tranche 1, term loan 5.49% 6/10/12 (d)	7,980	8,090
		52,955
Building Materials - 0.9%
Contech Construction Products, Inc., Ohio term loan 5.8724% 11/30/10 (d)	2,366	2,401
Goodman Global Holdings, Inc. term loan 5.875% 12/23/11 (d)	5,398	5,472
Masonite International Corp. term loan 5.6568% 4/5/13 (d)	16,459	16,500
Nortek Holdings, Inc. term loan 5.918% 8/27/11 (d)	11,910	12,074
		36,447
Cable TV - 10.5%
Adelphia Communications Corp. Tranche B, term loan 5.375% 3/31/06 (d)	30,350	30,502
Century Cable Holdings LLC Tranche B, term loan 8.25% 6/30/09 (d)	2,703	2,676
Century-TCI California LP term loan 6.25% 12/31/07 (d)	7,016	6,990
Charter Communications Operating LLC:
Tranche A, term loan 6.68% 4/27/10 (d)	8,989	8,910
Tranche B, term loan 6.9298% 4/7/11 (d)	113,802	113,355
Cox Communications, Inc. term loan 4.2631% 12/8/09 (d)	16,000	16,000
DIRECTV Holdings LLC Tranche B, term loan 4.9088% 4/13/13 (d)	24,347	24,621
Hilton Head Communications LP Tranche B, term loan 7.5% 3/31/08 (d)	5,150	5,034
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Insight Midwest Holdings LLC:
Tranche A, term loan 5.125% 6/30/09 (d)	$ 22,307	$ 22,391
Tranche C, term loan 5.125% 12/31/09 (d)	14,782	14,967
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche B, term loan 5.4441% 2/1/14 (d)	3,960	4,019
Mediacom LLC Tranche B, term loan 5.7153% 3/31/13 (d)	13,930	14,139
NTL Investment Holdings Ltd. Tranche B, term loan 6.41% 6/13/12 (d)	42,647	42,860
Olympus Cable Holdings LLC Tranche A, term loan 7.5% 6/30/10 (d)	11,200	11,032
PanAmSat Corp. Tranche B, term loan 5.65% 8/20/11 (d)	52,597	53,452
Rainbow Media Holdings, Inc. Tranche B, term loan 6.13% 3/31/12 (d)	5,985	6,030
Telewest Global Finance LLC:
Tranche B, term loan 5.5999% 12/20/12 (d)	11,216	11,244
Tranche C, term loan 6.3499% 12/20/13 (d)	8,577	8,598
UPC Broadband Holding BV Tranche H2, term loan 6.2544% 9/30/12 (d)	33,000	33,248
UPC Distribution Holdings BV Tranche F, term loan 7.19% 12/31/11 (d)	11,008	11,159
		441,227
Capital Goods - 1.3%
AGCO Corp. term loan 5.1866% 7/3/09 (d)	9,363	9,515
Amsted Industries, Inc. Tranche B, term loan 6.1196% 10/15/10 (d)	6,723	6,857
Dresser, Inc. Tranche C, term loan 5.99% 4/10/09 (d)	4,278	4,342
Dresser-Rand Group, Inc. Tranche B, term loan 5.4479% 10/29/11 (d)	7,381	7,500
Flowserve Corp. Tranche C, term loan 6.2233% 6/30/09 (d)	1,195	1,207
Hexcel Corp. Tranche B, term loan 5.2632% 3/1/12 (d)	5,057	5,120
Invensys International Holding Ltd.:
Tranche A, term loan 6.3513% 3/5/09 (d)	1,946	1,961
Tranche B1, term loan 6.8813% 9/4/09 (d)	10,749	10,856
Terex Corp.:
term loan 6.18% 12/31/09 (d)	1,496	1,511
Tranche B, term loan 5.68% 7/3/09 (d)	7,347	7,421
TriMas Corp. Tranche B, term loan 6.9% 12/31/09 (d)	861	870
		57,160
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - 3.1%
Celanese AG Credit-Linked Deposit 5.84% 4/6/09 (d)	$ 6,000	$ 6,075
Celanese Holding LLC term loan 5.74% 4/6/11 (d)	34,934	35,545
Hercules, Inc. Tranche B, term loan 5.3065% 10/8/10 (d)	5,439	5,493
Huntsman International LLC term loan 5.75% 12/31/10 (d)	15,179	15,179
Huntsman LLC Tranche B, term loan 6.4% 3/31/10 (d)	17,485	17,485
Innophos, Inc. Tranche B, term loan 5.5507% 8/13/10 (d)	4,180	4,206
Mosaic Co. Tranche B, term loan 5.2184% 2/21/12 (d)	11,771	11,918
Nalco Co. Tranche B, term loan 5.6522% 11/4/10 (d)	18,536	18,838
Rockwood Specialties Group, Inc. Tranche B, term loan 5.93% 7/30/12 (d)	14,627	14,773
SGL Carbon LLC term loan 5.9901% 12/31/09 (d)	2,867	2,881
		132,393
Consumer Products - 1.7%
American Achievement Corp. Tranche B, term loan 6.0019% 3/25/11 (d)	3,144	3,183
Central Garden & Pet Co. Tranche B, term loan 5.1922% 5/14/09 (d)	980	990
Church & Dwight Co., Inc. Tranche B, term loan 5.24% 5/28/11 (d)	8,115	8,216
Jarden Corp.:
term loan 5.49% 1/24/12 (d)	12,121	12,227
Tranche B2, term loan 5.27% 1/24/12 (d)	3,597	3,615
Jostens IH Corp. Tranche B, term loan 5.9378% 10/4/11 (d)	14,013	14,188
Rayovac Corp. term loan 5.485% 2/7/12 (d)	5,087	5,144
Revlon Consumer Products Corp. term loan 9.4286% 7/9/10 (d)	6,750	6,969
Sealy Mattress Co. Tranche D, term loan 5.0355% 4/6/12 (d)	7,942	8,022
Simmons Bedding Co. Tranche C, term loan 5.8589% 12/19/11 (d)	4,809	4,821
Weight Watchers International, Inc.:
Tranche B, term loan 5.18% 3/31/10 (d)	1,214	1,227
Tranche C, term loan 5.1144% 3/31/10 (d)	1,985	2,000
		70,602
Containers - 2.3%
Berry Plastics Corp. term loan 5.6004% 12/2/11 (d)	9,250	9,423
BWAY Corp. Tranche B term loan 5.75% 6/30/11 (d)	5,468	5,530
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Containers - continued
Graham Packaging Holdings Co. Tranche B1, term loan 6.0275% 10/4/11 (d)	$ 43,979	$ 44,584
Intertape Polymer, Inc. Tranche B, term loan 5.7187% 7/28/11 (d)	6,945	7,058
Owens-Illinois Group, Inc.:
Tranche A1, term loan 5.12% 4/1/07 (d)	6,328	6,383
Tranche B1, term loan 5.19% 4/1/08 (d)	5,185	5,237
Owens-Illinois, Inc. Tranche C1, term loan 5.27% 4/1/08 (d)	7,360	7,415
Solo Cup Co. term loan 5.4033% 2/27/11 (d)	10,397	10,514
		96,144
Diversified Financial Services - 0.4%
Global Cash Access LLC/Global Cash Access Finance Corp. Tranche B, term loan 5.74% 3/10/10 (d)	5,546	5,629
Newkirk Master LP:
term loan 7.9475% 11/24/06 (d)	1,778	1,778
Tranche B term loan 5.5706% 7/31/08 (d)	6,130	6,199
Refco Finance Holdings LLC term loan 5.48% 8/5/11 (d)	3,220	3,240
		16,846
Diversified Media - 0.8%
Adams Outdoor Advertising Ltd. term loan 5.6366% 10/18/12 (d)	3,120	3,163
CanWest Media, Inc. Tranche E, term loan 5.6381% 8/15/09 (d)	2,450	2,474
Entravision Communications Corp. Tranche B, term loan 5.24% 2/24/12 (d)	6,000	6,045
Lamar Media Corp.:
Tranche A, term loan 4.625% 6/30/09 (d)	1,850	1,862
Tranche C, term loan 5.0625% 6/30/10 (d)	15,865	16,023
R.H. Donnelley Corp. Tranche A3, term loan 5.2066% 12/31/09 (d)	2,042	2,057
Thomson Media, Inc. Tranche B1, term loan 5.74% 11/8/11 (d)	3,388	3,435
		35,059
Electric Utilities - 4.1%
AES Corp. term loan 5.63% 8/10/11 (d)	5,429	5,496
Allegheny Energy Supply Co. LLC term loan 5.1825% 3/8/11 (d)	32,114	32,515
Centerpoint Energy House Electric LLC term loan 13.2425% 11/11/05 (d)	31,950	32,829
Dynegy Holdings, Inc. term loan 7.34% 5/28/10 (d)	10,212	10,263
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Midwest Generation LLC term loan 5.4398% 4/27/11 (d)	$ 929	$ 940
NRG Energy, Inc.:
Credit-Linked Deposit 5.265% 12/24/11 (d)	8,094	8,134
term loan 5.2554% 12/24/11 (d)	10,354	10,406
Riverside Energy Center LLC:
term loan 7.93% 6/24/11 (d)	12,723	12,978
Credit-Linked Deposit 7.93% 6/24/11 (d)	595	604
Texas Genco LLC term loan 5.4109% 12/14/11 (d)	57,520	58,311
		172,476
Energy - 4.9%
ATP Oil & Gas Corp. term loan 8.908% 4/14/10 (d)	1,995	2,045
Belden & Blake Corp. term loan 6.0712% 7/7/11 (d)	4,895	4,889
Boart Longyear Holdings, Inc. Tranche 1, term loan 5.99% 7/22/12 (d)	3,450	3,502
Buckeye Pipe Line Co. term loan 5.8188% 12/17/11 (d)	2,936	2,958
Coffeyville Resources LLC:
Credit-Linked Deposit 6.063% 7/8/11 (d)	4,800	4,890
Tranche 2, term loan 10.3125% 7/8/13 (d)	2,000	2,060
Tranche B1, term loan 6.063% 7/8/12 (d)	7,200	7,335
El Paso Corp.:
Credit-Linked Deposit 5.855% 11/22/09 (d)	25,375	25,597
term loan 6.24% 11/22/09 (d)	42,121	42,648
Kerr-McGee Corp.:
Tranche B, term loan 5.79% 5/24/11 (d)	50,000	50,938
Tranche X, term loan 5.71% 5/24/07 (d)	14,000	14,035
Lyondell-Citgo Refining LP term loan 5.5095% 5/21/07 (d)	7,920	7,999
Magellan Midstream Holdings LP term loan 5.785% 6/30/12 (d)	1,000	1,016
Premcor Refining Group, Inc. Credit-Linked Deposit 5% 4/13/09 (d)	9,000	9,011
Pride Offshore, Inc. term loan 5.09% 7/7/11 (d)	2,749	2,783
Regency Gas Services LLC Tranche 1, term loan 6.25% 6/1/10 (d)	3,781	3,790
Universal Compression, Inc. term loan 5.24% 2/15/12 (d)	7,980	8,090
Williams Production RMT Co. Tranche C, term loan 5.64% 5/30/08 (d)	13,845	13,966
		207,552
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Entertainment/Film - 2.2%
Alliance Atlantis Communications, Inc. Tranche B, term loan 5.21% 12/19/11 (d)	$ 3,990	$ 4,045
Cinemark USA, Inc. term loan 5.1795% 3/31/11 (d)	10,813	10,935
Loews Cineplex Entertainment Corp. term loan 5.64% 6/30/11 (d)	18,044	18,180
MGM Holdings II, Inc. Tranche B, term loan 5.74% 4/8/12 (d)	30,000	30,338
Regal Cinemas Corp. term loan 5.24% 11/10/10 (d)	27,686	27,963
		91,461
Environmental - 0.9%
Allied Waste Industries, Inc.:
term loan 5.5406% 1/15/12 (d)	28,178	28,389
Tranche A, Credit-Linked Deposit 5.105% 1/15/12 (d)	10,755	10,836
Waste Services, Inc. Tranche B, term loan 7.887% 3/31/11 (d)	992	1,004
		40,229
Food and Drug Retail - 1.4%
Jean Coutu Group (PJC) USA, Inc. Tranche B, term loan 5.5006% 7/30/11 (d)	30,271	30,801
Rite Aid Corp. term loan 5.1052% 9/21/09 (d)	27,797	27,936
		58,737
Food/Beverage/Tobacco - 1.4%
Commonwealth Brands, Inc. term loan 6.8125% 8/28/07 (d)	323	329
Constellation Brands, Inc. Tranche B, term loan 5.2989% 11/30/11 (d)	39,388	39,978
Del Monte Corp. Tranche B, term loan 5.18% 2/8/12 (d)	1,796	1,820
Dr Pepper/Seven Up Bottling Group, Inc. Tranche B, term loan 5.3502% 12/19/10 (d)	9,218	9,321
Michael Foods, Inc. Tranche B, term loan 5.2864% 11/21/10 (d)	5,758	5,845
Reddy Ice Group, Inc. term loan:
5.3125% 4/29/12 (d)	2,000	2,023
6.0372% 8/15/09 (d)	764	769
6.0372% 8/15/09 (d)	286	286
		60,371
Gaming - 2.8%
Alliance Gaming Corp. term loan 6.77% 9/5/09 (d)	3,724	3,724
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Ameristar Casinos, Inc.:
term loan 5.5% 12/20/06 (d)	$ 2,502	$ 2,537
Tranche B, term loan 5.5% 12/20/06 (d)	1,956	1,983
Argosy Gaming Co. term loan 6.75% 6/30/11 (d)	2,382	2,382
Boyd Gaming Corp. term loan 5.185% 6/30/11 (d)	13,380	13,447
Choctaw Resort Development Enterprise term loan 5.9053% 11/4/11 (d)	2,371	2,395
Green Valley Ranch Gaming LLC term loan 5.49% 12/17/11 (d)	3,716	3,758
Herbst Gaming, Inc. term loan 5.6275% 1/7/11 (d)	3,591	3,604
Isle of Capri Casinos, Inc. term loan 5.1892% 2/4/11 (d)	1,592	1,608
Marina District Finance Co., Inc. term loan 5.185% 10/14/11 (d)	8,637	8,691
Motor City Casino Tranche B, term loan 5.48% 7/29/12 (d)	13,610	13,780
Pinnacle Entertainment, Inc. term loan:
LIBOR + 3% 8/27/10 (d)	758	762
6.49% 8/27/10 (d)	875	886
Resorts International Hotel & Casino, Inc. Tranche B1, term loan 5.99% 4/26/12 (d)	4,451	4,513
Trump Entertainment Resorts Holdings LP Tranche B, term loan 6.1395% 5/20/12 (d)	14,650	14,925
Venetian Casino Resort LLC Tranche B, term loan 5.24% 6/15/11 (d)	24,200	24,503
Wynn Las Vegas LLC term loan 5.615% 12/14/11 (d)	12,650	12,792
		116,290
Healthcare - 7.3%
Accredo Health, Inc. Tranche B, term loan 5.24% 6/30/11 (d)	4,614	4,614
Alliance Imaging, Inc. Tranche C1, term loan 5.8675% 12/29/11 (d)	2,736	2,774
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan 5.6734% 2/7/12 (d)	7,182	7,290
Beverly Enterprises, Inc. term loan 6.1086% 10/22/08 (d)	1,965	1,975
Community Health Systems, Inc. term loan 5.07% 8/19/11 (d)	36,301	36,845
Concentra Operating Corp. term loan 6.0095% 6/30/10 (d)	4,551	4,614
CONMED Corp. Tranche C, term loan 5.71% 12/15/09 (d)	383	388
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Cooper Companies, Inc. Tranche B, term loan 5% 1/6/12 (d)	$ 10,780	$ 10,861
DaVita, Inc. Tranche B, term loan LIBOR + 2.25% 7/30/12 (d)	50,000	50,813
Express Scripts, Inc. Tranche B, term loan 4.7681% 2/13/10 (d)	4,938	4,987
Fisher Scientific International, Inc. term loan 4.99% 8/2/11 (d)	7,920	7,970
HCA, Inc. term loan 4.49% 11/9/09 (d)	22,000	21,835
HealthSouth Corp.:
Credit-Linked Deposit 5.94% 6/14/07 (d)	5,253	5,312
term loan:
5.98% 6/14/07 (d)	19,719	19,941
8.39% 6/15/10 (d)	2,000	2,025
Iasis Healthcare LLC Tranche B, term loan 5.7663% 6/22/11 (d)	14,357	14,573
Kinetic Concepts, Inc. Tranche B1, term loan 5.24% 8/11/10 (d)	5,246	5,312
LifePoint Hospitals, Inc. Tranche B, term loan 5.0131% 4/15/12 (d)	24,750	24,967
Mylan Laboratories, Inc. Tranche B, term loan 5.4% 6/30/10 (d)	4,520	4,577
PacifiCare Health Systems, Inc. Tranche B, term loan 5.0656% 12/6/10 (d)	19,900	19,950
Psychiatric Solutions, Inc. term loan 5.3375% 7/1/12 (d)	7,900	8,009
Renal Care Group, Inc.:
term loan 4.99% 2/10/09 (d)	2,794	2,801
Tranche A, term loan 4.73% 2/10/09 (d)	3,000	3,008
Sybron Dental Management, Inc. term loan 5.2347% 6/6/09 (d)	571	573
U.S. Oncology, Inc. Tranche B, term loan 6.2717% 8/20/11 (d)	8,597	8,747
Vanguard Health Holding Co. I term loan 6.74% 9/23/11 (d)	5,806	5,893
Vicar Operating, Inc. term loan 5% 5/16/11 (d)	2,993	3,019
VWR Corp. Tranche B, term loan 6.14% 4/7/11 (d)	5,773	5,838
Warner Chilcott Corp. term loan 6.1091% 1/18/12 (d)	19,957	20,156
		309,667
Homebuilding/Real Estate - 1.8%
Apartment Investment & Management Co. term loan 5.21% 11/2/09 (d)	2,100	2,124
Blount, Inc. Tranche B, term loan 5.9881% 8/9/10 (d)	3,127	3,174
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Homebuilding/Real Estate - continued
CB Richard Ellis Services, Inc. term loan 5.3167% 3/31/10 (d)	$ 8,349	$ 8,412
Corrections Corp. of America Tranche C, term loan 5.3522% 3/31/08 (d)	691	701
Crescent Real Estate Funding XII LP term loan 5.59% 1/12/06 (d)	2,044	2,054
General Growth Properties, Inc.:
Tranche A, term loan 5.59% 11/12/07 (d)	23,730	23,938
Tranche B, term loan 5.49% 11/12/08 (d)	29,874	30,285
Landsource Communication Development LLC Tranche B, term loan 5.9375% 3/31/10 (d)	2,800	2,821
LNR Property Corp. Tranche B, term loan 6.3396% 2/3/08 (d)	1,840	1,860
Maguire Properties, Inc. Tranche B, term loan 5.09% 3/15/10 (d)	1,844	1,849
		77,218
Hotels - 0.5%
Starwood Hotels & Resorts Worldwide, Inc. term loan 4.74% 10/9/06 (d)	13,865	13,865
Wyndham International, Inc. Tranche 1:
Credit-Linked Deposit 6.435% 5/6/11 (d)	694	696
term loan 6.625% 5/6/11 (d)	7,338	7,356
		21,917
Insurance - 0.1%
Conseco, Inc. term loan 6.99% 6/22/10 (d)	3,744	3,753
USI Holdings Corp. term loan 6.18% 8/11/08 (d)	1,960	1,965
		5,718
Leisure - 1.0%
Six Flags Theme Park, Inc. Tranche B, term loan 6.1612% 6/30/09 (d)	22,373	22,709
Universal City Development Partners Ltd. term loan 5.4599% 6/9/11 (d)	18,000	18,247
Yankees Holdings LP term loan 5.782% 6/25/07 (d)	943	943
		41,899
Metals/Mining - 1.8%
Compass Minerals Tranche B, term loan 5.9181% 11/28/09 (d)	88	89
Foundation Pennsylvania Coal Co. Tranche B, term loan 5.5436% 7/30/11 (d)	20,233	20,587
ICG LLC term loan 6.1% 10/1/10 (d)	8,674	8,685
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
Murray Energy Corp. Tranche 1, term loan 6.49% 1/28/10 (d)	$ 2,993	$ 3,007
Novelis, Inc. term loan 4.96% 1/7/12 (d)	19,160	19,423
Peabody Energy Corp. term loan 4.431% 3/21/10 (d)	14,875	14,949
Stillwater Mining Co. term loan 6.8485% 7/30/10 (d)	2,655	2,701
Trout Coal Holdings LLC / Dakota Tranche 1, term loan 5.9858% 3/23/11 (d)	5,985	5,985
		75,426
Paper - 3.5%
Appleton Papers, Inc. term loan 5.4494% 6/11/10 (d)	3,810	3,838
Boise Cascade Holdings LLC Tranche B, term loan 5.25% 10/26/11 (d)	32,080	32,601
Buckeye Technologies, Inc. term loan 4.9313% 3/15/08 (d)	3,238	3,275
Escanaba Timber LLC term loan 6% 5/2/08 (d)	5,020	5,102
Georgia-Pacific Corp. term loan 4.78% 7/2/09 (d)	21,000	21,000
Graphic Packaging International, Inc. Tranche B, term loan 6.0272% 8/8/10 (d)	16,094	16,335
Jefferson Smurfit Corp. U.S.:
Tranche B, term loan 6.31% 9/16/10 (d)	220	224
Tranche C, term loan 6.81% 9/16/11 (d)	241	245
Koch Cellulose LLC:
term loan 5.24% 5/7/11 (d)	7,709	7,815
Credit-Linked Deposit 4.84% 5/7/11 (d)	2,375	2,407
NewPage Corp. term loan 6.3793% 5/2/11 (d)	6,000	6,105
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 3.24% 11/1/10 (d)	4,164	4,216
Tranche B, term loan 5.4668% 11/1/11 (d)	29,464	29,832
Tranche C, term loan 5.375% 11/1/11 (d)	7,900	7,999
Xerium Technologies, Inc. Tranche B, term loan 5.49% 5/18/12 (d)	5,000	5,069
		146,063
Publishing/Printing - 2.0%
CBD Media, Inc. Tranche D, term loan 5.84% 12/31/09 (d)	6,258	6,344
Dex Media East LLC/Dex Media East Finance Co.:
Tranche A, term loan 4.6927% 11/8/08 (d)	3,218	3,230
Tranche B, term loan 5.0829% 5/8/09 (d)	6,498	6,588
Dex Media West LLC/Dex Media West Finance Co.:
Tranche A, term loan 4.7168% 9/9/09 (d)	2,858	2,865
Tranche B, term loan 5.1299% 9/9/10 (d)	15,111	15,337
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
Freedom Communications, Inc. Tranche B, term loan 4.83% 5/1/13 (d)	$ 2,993	$ 3,022
Herald Media, Inc. term loan 5.99% 7/22/11 (d)	2,475	2,494
Liberty Group Operating, Inc. Tranche B, term loan 5.625% 2/28/12 (d)	1,478	1,483
MediaNews Group, Inc. Tranche C, term loan 4.99% 12/30/10 (d)	9,900	9,962
Morris Communications Co. LLC:
Tranche A, term loan 5% 9/30/10 (d)	975	981
Tranche C, term loan 5.25% 3/31/11 (d)	1,990	2,010
R.H. Donnelley Corp. Tranche B2, term loan 5.2027% 6/30/11 (d)	26,123	26,450
Sun Media Corp. Canada Tranche B, term loan 5.68% 2/7/09 (d)	1,733	1,748
		82,514
Railroad - 0.3%
Kansas City Southern Railway Co. Tranche B1, term loan 5.1572% 3/30/08 (d)	9,950	10,099
RailAmerica, Inc. term loan 5.3125% 9/29/11 (d)	4,553	4,633
		14,732
Restaurants - 1.1%
Arby's Restaurant Group, Inc. Tranche B, term loan 5.7313% 7/25/12 (d)	5,000	5,056
Burger King Corp. Tranche B, term loan 5.1875% 6/30/12 (d)	17,620	17,884
CKE Restaurants, Inc. term loan 5.5% 5/1/10 (d)	1,598	1,614
Domino's, Inc. term loan 5.25% 6/25/10 (d)	9,643	9,764
Jack in the Box, Inc. term loan 5.0443% 1/8/11 (d)	3,543	3,592
Landry's Seafood Restaurants, Inc. term loan 5.24% 12/28/10 (d)	6,070	6,153
Ruth's Chris Steak House, Inc. term loan 6.5% 3/11/11 (d)	1,924	1,924
		45,987
Services - 1.0%
CACI International, Inc. term loan 4.955% 4/30/11 (d)	4,987	5,031
Coinmach Corp. Tranche B, term loan 6.3961% 7/25/09 (d)	2,127	2,153
Coinstar, Inc. term loan 5.55% 7/1/11 (d)	6,122	6,213
Iron Mountain, Inc.:
term loan 5.125% 4/2/11 (d)	11,281	11,394
Tranche R, term loan 5.1593% 4/2/11 (d)	4,975	5,025
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
JohnsonDiversey, Inc. Tranche B, term loan 4.9641% 11/3/09 (d)	$ 2,751	$ 2,772
Knowledge Learning Corp. term loan 5.99% 1/7/12 (d)	2,867	2,867
Rural/Metro Corp.:
Credit-Linked Deposit 5.84% 3/4/11 (d)	408	413
term loan 6.0297% 3/4/11 (d)	1,491	1,509
United Rentals, Inc.:
term loan 5.73% 2/14/11 (d)	2,465	2,490
Tranche B, Credit-Linked Deposit 5.4207% 2/14/11 (d)	499	504
Wackenhut Corrections Corp. term loan 5.9799% 7/9/09 (d)	805	816
		41,187
Shipping - 0.2%
Baker Tanks, Inc. term loan 5.9314% 1/30/11 (d)	3,285	3,310
Horizon Lines LLC Tranche B, term loan 5.99% 7/7/11 (d)	3,812	3,869
		7,179
Super Retail - 0.2%
Alimentation Couche-Tard, Inc. term loan 5.1875% 12/17/10 (d)	1,568	1,584
Blockbuster, Inc. Tranche A, term loan 5.785% 8/20/09 (d)	2,000	1,972
Buhrmann US, Inc. Tranche B1, term loan 5.6909% 12/31/10 (d)	5,633	5,739
		9,295
Technology - 3.8%
AMI Semiconductor, Inc. term loan 4.99% 4/1/12 (d)	2,993	3,000
Anteon International Corp. term loan 5.24% 12/31/10 (d)	6,910	6,962
Fairchild Semiconductor Corp. Tranche B3, term loan 5.354% 12/31/10 (d)	8,955	9,045
Fidelity National Information Solutions, Inc. Tranche B, term loan 5.1% 3/9/13 (d)	27,061	27,095
Global Imaging Systems, Inc. term loan 4.9175% 5/10/10 (d)	2,723	2,740
K & F Industries, Inc. term loan 6.0359% 11/18/12 (d)	7,315	7,388
ON Semiconductor Corp. Tranche G, term loan 6.5% 12/15/11 (d)	5,958	6,047
Seagate Technology Holdings, Inc. term loan 5.5% 5/13/07 (d)	1,940	1,959
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
SunGard Data Systems, Inc. Tranche B, term loan 6.28% 2/10/13 (d)	$ 75,000	$ 75,938
Verifone, Inc. Tranche B, term loan 5.69% 6/30/11 (d)	2,880	2,880
Xerox Corp. term loan 5.24% 9/30/08 (d)	17,000	17,128
		160,182
Telecommunications - 6.6%
AAT Communications Corp.:
Tranche 2, term loan 6.25% 7/29/13 (d)	2,760	2,795
Tranche B1, term loan 5.24% 7/29/12 (d)	17,620	17,840
Alaska Communications Systems Holding term loan:
5.49% 2/1/12 (d)	8,000	8,100
5.59% 2/1/12 (d)	1,000	1,013
American Tower LP Tranche C, term loan 5.2099% 8/31/11 (d)	24,608	24,885
Centennial Cellular Operating Co. LLC term loan 5.6806% 2/9/11 (d)	14,832	14,981
FairPoint Communications, Inc. Tranche B, term loan 5.5457% 2/8/12 (d)	3,500	3,548
Hawaiian Telcom Communications, Inc. Tranche B, term loan 5.73% 10/31/12 (d)	3,000	3,030
Intelsat Ltd. term loan 5.25% 7/28/11 (d)	19,557	19,752
Iowa Telecommunication Services, Inc. Tranche B, term loan 5.4963% 11/23/11 (d)	4,000	4,050
Madison River Capital LLC/Madison River Finance Corp. Tranche B, term loan 6.04% 7/28/12 (d)	9,000	9,158
New Skies Satellites BV term loan 5.8422% 5/2/11 (d)	5,928	6,017
Nextel Partners Operating Corp. Tranche D, term loan 4.83% 5/31/12 (d)	18,000	18,135
NTELOS, Inc. Tranche B, term loan 5.99% 8/24/11 (d)	6,965	6,991
Qwest Corp.:
Tranche A, term loan 8.1% 6/30/07 (d)	33,400	34,569
Tranche B, term loan 6.95% 6/30/10 (d)	9,000	8,978
SBA Senior Finance, Inc. Tranche C, term loan 5.5486% 10/31/08 (d)	12,761	12,936
SpectraSite Communications, Inc. Tranche B, term loan 4.91% 5/19/12 (d)	28,512	28,797
Triton PCS, Inc. term loan 6.74% 11/18/09 (d)	14,925	14,962
USA Mobility, Inc. term loan 5.93% 11/16/06 (d)	1,192	1,195
Valor Telecommunications Enterprises LLC/Valor Finance Corp. Tranche B, term loan 5.49% 2/14/12 (d)	9,135	9,226
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Western Wireless Corp.:
Tranche A, term loan 5.5616% 5/28/10 (d)	$ 10,779	$ 10,779
Tranche B, term loan 6.9057% 5/26/11 (d)	17,180	17,180
		278,917
Textiles & Apparel - 0.3%
Polymer Group, Inc. term loan 6.73% 4/27/10 (d)	933	947
William Carter Co. term loan 5.4452% 6/29/12 (d)	10,000	10,150
		11,097
TOTAL FLOATING RATE LOANS (Cost $3,087,424)		3,115,873
Nonconvertible Bonds - 13.2%
Aerospace - 0.1%
L-3 Communications Corp. 6.375% 10/15/15 (c)	3,000	3,034
Automotive - 0.3%
Delco Remy International, Inc. 7.5988% 4/15/09 (d)	1,000	1,003
General Motors Acceptance Corp.:
4.13% 3/20/07 (d)	2,000	1,967
4.87% 10/20/05 (d)	10,000	10,014
		12,984
Banks and Thrifts - 0.1%
Doral Financial Corp. 4.45% 7/20/07 (d)	3,800	3,610
Broadcasting - 0.8%
Granite Broadcasting Corp. 9.75% 12/1/10	4,545	4,215
Gray Television, Inc. 9.25% 12/15/11	1,000	1,090
Paxson Communications Corp. 6.3488% 1/15/10 (c)(d)	8,500	8,511
Radio One, Inc. 8.875% 7/1/11	7,000	7,508
XM Satellite Radio, Inc. 8.71% 5/1/09 (d)	11,700	11,788
		33,112
Building Materials - 0.1%
Texas Industries, Inc. 7.25% 7/15/13 (c)	2,000	2,110
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 2.2%
Cablevision Systems Corp. 7.88% 4/1/09 (d)	$ 5,000	$ 5,150
CSC Holdings, Inc.:
7.875% 12/15/07	6,000	6,210
10.5% 5/15/16	2,000	2,175
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,963	2,174
EchoStar DBS Corp. 6.7544% 10/1/08 (d)	76,285	78,001
		93,710
Capital Goods - 0.1%
Tyco International Group SA yankee 6.375% 2/15/06	3,000	3,034
Chemicals - 0.7%
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	2,000	2,225
Georgia Gulf Corp. 7.625% 11/15/05	2,000	2,024
Huntsman Advanced Materials LLC 11.83% 7/15/08 (d)	2,130	2,237
Huntsman International LLC 9.875% 3/1/09	3,000	3,206
Huntsman LLC 11.0988% 7/15/11 (d)	2,000	2,160
Methanex Corp. yankee 7.75% 8/15/05	13,125	13,141
Millennium America, Inc. 7% 11/15/06	5,000	5,113
		30,106
Containers - 0.1%
Ball Corp. 7.75% 8/1/06	5,000	5,163
Diversified Financial Services - 0.5%
Residential Capital Corp. 4.835% 6/29/07 (c)(d)	20,000	20,021
Diversified Media - 0.6%
Liberty Media Corp. 4.91% 9/17/06 (d)	26,000	26,145
Electric Utilities - 0.9%
AES Corp. 8.75% 6/15/08	3,000	3,225
Allegheny Energy Supply Co. LLC 10.25% 11/15/07 (c)	7,422	8,071
Allegheny Energy, Inc. 7.75% 8/1/05	3,000	3,008
CMS Energy Corp. 9.875% 10/15/07	12,000	13,140
Power Contract Financing LLC 5.2% 2/1/06 (c)	492	482
TECO Energy, Inc.:
5.37% 5/1/10 (c)(d)	5,000	5,113
6.125% 5/1/07	4,000	4,090
		37,129
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - 1.6%
El Paso Corp. 7.625% 8/16/07 (c)	$ 4,000	$ 4,130
El Paso Energy Corp. 6.95% 12/15/07	3,350	3,392
Parker Drilling Co. 8.08% 9/1/10 (d)	5,000	5,200
Pemex Project Funding Master Trust 4.71% 6/15/10 (c)(d)	25,000	25,750
Premcor Refining Group, Inc.:
9.25% 2/1/10	2,000	2,210
9.5% 2/1/13	2,000	2,290
Sonat, Inc. 7.625% 7/15/11	3,000	3,086
Southern Natural Gas Co. 8.875% 3/15/10	840	916
Tesoro Corp. 8% 4/15/08	1,000	1,049
The Coastal Corp.:
6.5% 5/15/06	6,000	6,045
7.5% 8/15/06	2,000	2,040
Transcontinental Gas Pipe Line Corp. 8.875% 7/15/12	2,000	2,408
Williams Companies, Inc. Credit Linked Certificate Trust IV 6.46% 5/1/09 (c)(d)	7,000	7,525
		66,041
Entertainment/Film - 0.5%
AMC Entertainment, Inc. 7.5181% 8/15/10 (d)	21,000	21,735
Food and Drug Retail - 0.4%
Rite Aid Corp.:
6% 12/15/05 (c)	7,000	7,035
12.5% 9/15/06	8,000	8,620
		15,655
Food/Beverage/Tobacco - 0.0%
Canandaigua Brands, Inc. 8.625% 8/1/06	1,000	1,038
Gaming - 0.1%
Mandalay Resort Group:
9.5% 8/1/08	2,000	2,205
10.25% 8/1/07	2,000	2,188
		4,393
Healthcare - 0.1%
HCA, Inc. 5.5% 12/1/09	1,000	994
HealthSouth Corp. 7.375% 10/1/06	2,000	2,025
Service Corp. International (SCI) 6.5% 3/15/08	2,000	2,050
		5,069
Leisure - 0.2%
Universal City Florida Holding Co. I/II 7.96% 5/1/10 (d)	6,140	6,416
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	$ 6,000	$ 5,918
10.125% 2/1/10	11,470	12,760
		18,678
Paper - 0.1%
Boise Cascade LLC/Boise Cascade Finance Corp. 6.4738% 10/15/12 (d)	2,190	2,212
Publishing/Printing - 0.2%
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09	3,000	3,285
R.H. Donnelley Finance Corp. I 8.875% 12/15/10	5,000	5,450
		8,735
Shipping - 0.1%
OMI Corp. 7.625% 12/1/13	2,000	2,035
Ship Finance International Ltd. 8.5% 12/15/13	3,620	3,466
		5,501
Steels - 0.3%
Ispat Inland ULC 10.2544% 4/1/10 (d)	13,000	13,845
Technology - 0.4%
Freescale Semiconductor, Inc. 6.3488% 7/15/09 (d)	16,000	16,520
Telecommunications - 2.3%
AirGate PCS, Inc. 7.3488% 10/15/11 (d)	2,000	2,080
America Movil SA de CV 4.2875% 4/27/07 (d)	1,000	1,000
American Tower Corp. 9.375% 2/1/09	592	622
Intelsat Ltd. 8.695% 1/15/12 (c)(d)	7,000	7,140
Nextel Partners, Inc. 12.5% 11/15/09	3,000	3,255
Qwest Communications International, Inc. 6.7681% 2/15/09 (d)	3,000	3,008
Qwest Corp. 6.6706% 6/15/13 (c)(d)	33,150	34,559
Rogers Communications, Inc.:
6.375% 3/1/14	3,000	3,060
6.535% 12/15/10 (d)	24,310	25,313
Rural Cellular Corp.:
7.91% 3/15/10 (d)	13,000	13,520
8.25% 3/15/12	4,000	4,240
		97,797
Textiles & Apparel - 0.0%
Levi Strauss & Co. 8.2544% 4/1/12 (d)	2,000	2,000
TOTAL NONCONVERTIBLE BONDS (Cost $549,380)		555,793
U.S. Treasury Obligations - 0.4%
	Principal Amount (000s)	Value (000s)

U.S. Treasury Notes 3.375% 2/28/07 (Cost $16,932)	$ 17,000	$ 16,840
Commercial Mortgage Securities - 0.0%

CS First Boston Mortgage Securities Corp. Series 2000-FL1A Class F, 5.845% 12/15/09 (c)(d) (Cost $368)	679	68
Foreign Government and Government Agency Obligations - 0.1%

Venezuelan Republic 4.64% 4/20/11 (d) (Cost $2,424)	3,000	2,783
Common Stocks - 0.0%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a) (Cost $0)	45	0
Money Market Funds - 15.9%
Fidelity Cash Central Fund, 3.31% (b)	541,993,198	541,993
Fidelity Money Market Central Fund, 3.41% (b)	127,909,757	127,910
TOTAL MONEY MARKET FUNDS (Cost $669,903)		669,903
Cash Equivalents - 0.4%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.27%, dated 7/29/05 due 8/1/05) (Cost $19,296)	$ 19,301	19,296
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $4,345,727)		4,380,556
NET OTHER ASSETS - (3.8)%		(160,115)
NET ASSETS - 100%		$ 4,220,441
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $133,549,000 or 3.2% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $4,345,172,000. Net unrealized appreciation aggregated $35,384,000, of which $38,623,000 related to appreciated investment securities and $3,239,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Floating Rate
High Income Fund

(A Class of Fidelity® Advisor
Floating Rate High Income Fund)

July 31, 2005

1.804976.101

FHI-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (e) - 73.8%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.6%
DRS Technologies, Inc. term loan 5.2017% 11/4/10 (d)	$ 716	$ 725
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 5.5838% 12/31/11 (d)	14,180	14,410
Standard Aero Holdings, Inc. term loan 5.7228% 8/24/12 (d)	6,646	6,746
Transdigm, Inc. term loan 5.8% 7/22/10 (d)	1,576	1,595
		23,476
Air Transportation - 0.0%
United Air Lines, Inc. Tranche B, term loan 7.96% 12/30/05 (d)	2,000	2,023
Automotive - 1.8%
Accuride Corp. term loan 5.6453% 1/31/12 (d)	5,659	5,723
Advance Auto Parts, Inc. Tranche B, term loan 5.1366% 9/30/10 (d)	2,991	3,024
Affinia Group, Inc. Tranche B, term loan 6.4% 11/30/11 (d)	1,512	1,516
AM General LLC Tranche B1, term loan 8.0756% 11/1/11 (d)	1,900	1,981
Enersys Capital, Inc. term loan 5.3435% 3/17/11 (d)	990	995
Federal-Mogul Corp. Tranche C, term loan 7.24% 1/1/49 (d)	2,000	2,000
Goodyear Tire & Rubber Co. Tranche 1, 4.7852% 4/30/10 (d)	21,820	21,984
Key Safety Systems, Inc. Tranche B, term loan 6.3444% 6/24/10 (d)	2,724	2,731
Mark IV Industries, Inc. Tranche B, term loan 6.432% 6/23/11 (d)	2,949	2,978
Rexnord Corp. term loan 6.7967% 12/31/11 (d)	2,949	2,997
Tenneco Auto, Inc.:
Tranche B, term loan 5.54% 12/12/10 (d)	3,042	3,080
Tranche B1, Credit-Linked Deposit 5.59% 12/12/10 (d)	1,336	1,353
Travelcenters of America, Inc. Tranche B, term loan 5.26% 12/1/11 (d)	7,573	7,667
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Automotive - continued
TRW Automotive Holdings Corp.:
Tranche B, term loan 5.25% 6/30/12 (d)	$ 2,301	$ 2,324
Tranche E, term loan 4.9375% 10/31/10 (d)	14,925	15,074
		75,427
Broadcasting - 1.2%
Emmis Operating Co. Tranche B, term loan 5.13% 11/10/11 (d)	21,890	22,082
Gray Television, Inc. Tranche B, term loan 5.01% 12/31/12 (d)	2,624	2,644
Nexstar Broadcasting, Inc. Tranche B, term loan 4.87% 10/1/12 (d)	15,000	15,113
Raycom TV Broadcasting, Inc.:
Tranche A, term loan 5.3125% 10/6/11 (d)	2,000	2,003
Tranche B, term loan 5.5% 4/6/12 (d)	3,000	3,023
Spanish Broadcasting System, Inc. Tranche 1, term loan 5.49% 6/10/12 (d)	7,980	8,090
		52,955
Building Materials - 0.9%
Contech Construction Products, Inc., Ohio term loan 5.8724% 11/30/10 (d)	2,366	2,401
Goodman Global Holdings, Inc. term loan 5.875% 12/23/11 (d)	5,398	5,472
Masonite International Corp. term loan 5.6568% 4/5/13 (d)	16,459	16,500
Nortek Holdings, Inc. term loan 5.918% 8/27/11 (d)	11,910	12,074
		36,447
Cable TV - 10.5%
Adelphia Communications Corp. Tranche B, term loan 5.375% 3/31/06 (d)	30,350	30,502
Century Cable Holdings LLC Tranche B, term loan 8.25% 6/30/09 (d)	2,703	2,676
Century-TCI California LP term loan 6.25% 12/31/07 (d)	7,016	6,990
Charter Communications Operating LLC:
Tranche A, term loan 6.68% 4/27/10 (d)	8,989	8,910
Tranche B, term loan 6.9298% 4/7/11 (d)	113,802	113,355
Cox Communications, Inc. term loan 4.2631% 12/8/09 (d)	16,000	16,000
DIRECTV Holdings LLC Tranche B, term loan 4.9088% 4/13/13 (d)	24,347	24,621
Hilton Head Communications LP Tranche B, term loan 7.5% 3/31/08 (d)	5,150	5,034
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Insight Midwest Holdings LLC:
Tranche A, term loan 5.125% 6/30/09 (d)	$ 22,307	$ 22,391
Tranche C, term loan 5.125% 12/31/09 (d)	14,782	14,967
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche B, term loan 5.4441% 2/1/14 (d)	3,960	4,019
Mediacom LLC Tranche B, term loan 5.7153% 3/31/13 (d)	13,930	14,139
NTL Investment Holdings Ltd. Tranche B, term loan 6.41% 6/13/12 (d)	42,647	42,860
Olympus Cable Holdings LLC Tranche A, term loan 7.5% 6/30/10 (d)	11,200	11,032
PanAmSat Corp. Tranche B, term loan 5.65% 8/20/11 (d)	52,597	53,452
Rainbow Media Holdings, Inc. Tranche B, term loan 6.13% 3/31/12 (d)	5,985	6,030
Telewest Global Finance LLC:
Tranche B, term loan 5.5999% 12/20/12 (d)	11,216	11,244
Tranche C, term loan 6.3499% 12/20/13 (d)	8,577	8,598
UPC Broadband Holding BV Tranche H2, term loan 6.2544% 9/30/12 (d)	33,000	33,248
UPC Distribution Holdings BV Tranche F, term loan 7.19% 12/31/11 (d)	11,008	11,159
		441,227
Capital Goods - 1.3%
AGCO Corp. term loan 5.1866% 7/3/09 (d)	9,363	9,515
Amsted Industries, Inc. Tranche B, term loan 6.1196% 10/15/10 (d)	6,723	6,857
Dresser, Inc. Tranche C, term loan 5.99% 4/10/09 (d)	4,278	4,342
Dresser-Rand Group, Inc. Tranche B, term loan 5.4479% 10/29/11 (d)	7,381	7,500
Flowserve Corp. Tranche C, term loan 6.2233% 6/30/09 (d)	1,195	1,207
Hexcel Corp. Tranche B, term loan 5.2632% 3/1/12 (d)	5,057	5,120
Invensys International Holding Ltd.:
Tranche A, term loan 6.3513% 3/5/09 (d)	1,946	1,961
Tranche B1, term loan 6.8813% 9/4/09 (d)	10,749	10,856
Terex Corp.:
term loan 6.18% 12/31/09 (d)	1,496	1,511
Tranche B, term loan 5.68% 7/3/09 (d)	7,347	7,421
TriMas Corp. Tranche B, term loan 6.9% 12/31/09 (d)	861	870
		57,160
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - 3.1%
Celanese AG Credit-Linked Deposit 5.84% 4/6/09 (d)	$ 6,000	$ 6,075
Celanese Holding LLC term loan 5.74% 4/6/11 (d)	34,934	35,545
Hercules, Inc. Tranche B, term loan 5.3065% 10/8/10 (d)	5,439	5,493
Huntsman International LLC term loan 5.75% 12/31/10 (d)	15,179	15,179
Huntsman LLC Tranche B, term loan 6.4% 3/31/10 (d)	17,485	17,485
Innophos, Inc. Tranche B, term loan 5.5507% 8/13/10 (d)	4,180	4,206
Mosaic Co. Tranche B, term loan 5.2184% 2/21/12 (d)	11,771	11,918
Nalco Co. Tranche B, term loan 5.6522% 11/4/10 (d)	18,536	18,838
Rockwood Specialties Group, Inc. Tranche B, term loan 5.93% 7/30/12 (d)	14,627	14,773
SGL Carbon LLC term loan 5.9901% 12/31/09 (d)	2,867	2,881
		132,393
Consumer Products - 1.7%
American Achievement Corp. Tranche B, term loan 6.0019% 3/25/11 (d)	3,144	3,183
Central Garden & Pet Co. Tranche B, term loan 5.1922% 5/14/09 (d)	980	990
Church & Dwight Co., Inc. Tranche B, term loan 5.24% 5/28/11 (d)	8,115	8,216
Jarden Corp.:
term loan 5.49% 1/24/12 (d)	12,121	12,227
Tranche B2, term loan 5.27% 1/24/12 (d)	3,597	3,615
Jostens IH Corp. Tranche B, term loan 5.9378% 10/4/11 (d)	14,013	14,188
Rayovac Corp. term loan 5.485% 2/7/12 (d)	5,087	5,144
Revlon Consumer Products Corp. term loan 9.4286% 7/9/10 (d)	6,750	6,969
Sealy Mattress Co. Tranche D, term loan 5.0355% 4/6/12 (d)	7,942	8,022
Simmons Bedding Co. Tranche C, term loan 5.8589% 12/19/11 (d)	4,809	4,821
Weight Watchers International, Inc.:
Tranche B, term loan 5.18% 3/31/10 (d)	1,214	1,227
Tranche C, term loan 5.1144% 3/31/10 (d)	1,985	2,000
		70,602
Containers - 2.3%
Berry Plastics Corp. term loan 5.6004% 12/2/11 (d)	9,250	9,423
BWAY Corp. Tranche B term loan 5.75% 6/30/11 (d)	5,468	5,530
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Containers - continued
Graham Packaging Holdings Co. Tranche B1, term loan 6.0275% 10/4/11 (d)	$ 43,979	$ 44,584
Intertape Polymer, Inc. Tranche B, term loan 5.7187% 7/28/11 (d)	6,945	7,058
Owens-Illinois Group, Inc.:
Tranche A1, term loan 5.12% 4/1/07 (d)	6,328	6,383
Tranche B1, term loan 5.19% 4/1/08 (d)	5,185	5,237
Owens-Illinois, Inc. Tranche C1, term loan 5.27% 4/1/08 (d)	7,360	7,415
Solo Cup Co. term loan 5.4033% 2/27/11 (d)	10,397	10,514
		96,144
Diversified Financial Services - 0.4%
Global Cash Access LLC/Global Cash Access Finance Corp. Tranche B, term loan 5.74% 3/10/10 (d)	5,546	5,629
Newkirk Master LP:
term loan 7.9475% 11/24/06 (d)	1,778	1,778
Tranche B term loan 5.5706% 7/31/08 (d)	6,130	6,199
Refco Finance Holdings LLC term loan 5.48% 8/5/11 (d)	3,220	3,240
		16,846
Diversified Media - 0.8%
Adams Outdoor Advertising Ltd. term loan 5.6366% 10/18/12 (d)	3,120	3,163
CanWest Media, Inc. Tranche E, term loan 5.6381% 8/15/09 (d)	2,450	2,474
Entravision Communications Corp. Tranche B, term loan 5.24% 2/24/12 (d)	6,000	6,045
Lamar Media Corp.:
Tranche A, term loan 4.625% 6/30/09 (d)	1,850	1,862
Tranche C, term loan 5.0625% 6/30/10 (d)	15,865	16,023
R.H. Donnelley Corp. Tranche A3, term loan 5.2066% 12/31/09 (d)	2,042	2,057
Thomson Media, Inc. Tranche B1, term loan 5.74% 11/8/11 (d)	3,388	3,435
		35,059
Electric Utilities - 4.1%
AES Corp. term loan 5.63% 8/10/11 (d)	5,429	5,496
Allegheny Energy Supply Co. LLC term loan 5.1825% 3/8/11 (d)	32,114	32,515
Centerpoint Energy House Electric LLC term loan 13.2425% 11/11/05 (d)	31,950	32,829
Dynegy Holdings, Inc. term loan 7.34% 5/28/10 (d)	10,212	10,263
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Midwest Generation LLC term loan 5.4398% 4/27/11 (d)	$ 929	$ 940
NRG Energy, Inc.:
Credit-Linked Deposit 5.265% 12/24/11 (d)	8,094	8,134
term loan 5.2554% 12/24/11 (d)	10,354	10,406
Riverside Energy Center LLC:
term loan 7.93% 6/24/11 (d)	12,723	12,978
Credit-Linked Deposit 7.93% 6/24/11 (d)	595	604
Texas Genco LLC term loan 5.4109% 12/14/11 (d)	57,520	58,311
		172,476
Energy - 4.9%
ATP Oil & Gas Corp. term loan 8.908% 4/14/10 (d)	1,995	2,045
Belden & Blake Corp. term loan 6.0712% 7/7/11 (d)	4,895	4,889
Boart Longyear Holdings, Inc. Tranche 1, term loan 5.99% 7/22/12 (d)	3,450	3,502
Buckeye Pipe Line Co. term loan 5.8188% 12/17/11 (d)	2,936	2,958
Coffeyville Resources LLC:
Credit-Linked Deposit 6.063% 7/8/11 (d)	4,800	4,890
Tranche 2, term loan 10.3125% 7/8/13 (d)	2,000	2,060
Tranche B1, term loan 6.063% 7/8/12 (d)	7,200	7,335
El Paso Corp.:
Credit-Linked Deposit 5.855% 11/22/09 (d)	25,375	25,597
term loan 6.24% 11/22/09 (d)	42,121	42,648
Kerr-McGee Corp.:
Tranche B, term loan 5.79% 5/24/11 (d)	50,000	50,938
Tranche X, term loan 5.71% 5/24/07 (d)	14,000	14,035
Lyondell-Citgo Refining LP term loan 5.5095% 5/21/07 (d)	7,920	7,999
Magellan Midstream Holdings LP term loan 5.785% 6/30/12 (d)	1,000	1,016
Premcor Refining Group, Inc. Credit-Linked Deposit 5% 4/13/09 (d)	9,000	9,011
Pride Offshore, Inc. term loan 5.09% 7/7/11 (d)	2,749	2,783
Regency Gas Services LLC Tranche 1, term loan 6.25% 6/1/10 (d)	3,781	3,790
Universal Compression, Inc. term loan 5.24% 2/15/12 (d)	7,980	8,090
Williams Production RMT Co. Tranche C, term loan 5.64% 5/30/08 (d)	13,845	13,966
		207,552
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Entertainment/Film - 2.2%
Alliance Atlantis Communications, Inc. Tranche B, term loan 5.21% 12/19/11 (d)	$ 3,990	$ 4,045
Cinemark USA, Inc. term loan 5.1795% 3/31/11 (d)	10,813	10,935
Loews Cineplex Entertainment Corp. term loan 5.64% 6/30/11 (d)	18,044	18,180
MGM Holdings II, Inc. Tranche B, term loan 5.74% 4/8/12 (d)	30,000	30,338
Regal Cinemas Corp. term loan 5.24% 11/10/10 (d)	27,686	27,963
		91,461
Environmental - 0.9%
Allied Waste Industries, Inc.:
term loan 5.5406% 1/15/12 (d)	28,178	28,389
Tranche A, Credit-Linked Deposit 5.105% 1/15/12 (d)	10,755	10,836
Waste Services, Inc. Tranche B, term loan 7.887% 3/31/11 (d)	992	1,004
		40,229
Food and Drug Retail - 1.4%
Jean Coutu Group (PJC) USA, Inc. Tranche B, term loan 5.5006% 7/30/11 (d)	30,271	30,801
Rite Aid Corp. term loan 5.1052% 9/21/09 (d)	27,797	27,936
		58,737
Food/Beverage/Tobacco - 1.4%
Commonwealth Brands, Inc. term loan 6.8125% 8/28/07 (d)	323	329
Constellation Brands, Inc. Tranche B, term loan 5.2989% 11/30/11 (d)	39,388	39,978
Del Monte Corp. Tranche B, term loan 5.18% 2/8/12 (d)	1,796	1,820
Dr Pepper/Seven Up Bottling Group, Inc. Tranche B, term loan 5.3502% 12/19/10 (d)	9,218	9,321
Michael Foods, Inc. Tranche B, term loan 5.2864% 11/21/10 (d)	5,758	5,845
Reddy Ice Group, Inc. term loan:
5.3125% 4/29/12 (d)	2,000	2,023
6.0372% 8/15/09 (d)	764	769
6.0372% 8/15/09 (d)	286	286
		60,371
Gaming - 2.8%
Alliance Gaming Corp. term loan 6.77% 9/5/09 (d)	3,724	3,724
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Ameristar Casinos, Inc.:
term loan 5.5% 12/20/06 (d)	$ 2,502	$ 2,537
Tranche B, term loan 5.5% 12/20/06 (d)	1,956	1,983
Argosy Gaming Co. term loan 6.75% 6/30/11 (d)	2,382	2,382
Boyd Gaming Corp. term loan 5.185% 6/30/11 (d)	13,380	13,447
Choctaw Resort Development Enterprise term loan 5.9053% 11/4/11 (d)	2,371	2,395
Green Valley Ranch Gaming LLC term loan 5.49% 12/17/11 (d)	3,716	3,758
Herbst Gaming, Inc. term loan 5.6275% 1/7/11 (d)	3,591	3,604
Isle of Capri Casinos, Inc. term loan 5.1892% 2/4/11 (d)	1,592	1,608
Marina District Finance Co., Inc. term loan 5.185% 10/14/11 (d)	8,637	8,691
Motor City Casino Tranche B, term loan 5.48% 7/29/12 (d)	13,610	13,780
Pinnacle Entertainment, Inc. term loan:
LIBOR + 3% 8/27/10 (d)	758	762
6.49% 8/27/10 (d)	875	886
Resorts International Hotel & Casino, Inc. Tranche B1, term loan 5.99% 4/26/12 (d)	4,451	4,513
Trump Entertainment Resorts Holdings LP Tranche B, term loan 6.1395% 5/20/12 (d)	14,650	14,925
Venetian Casino Resort LLC Tranche B, term loan 5.24% 6/15/11 (d)	24,200	24,503
Wynn Las Vegas LLC term loan 5.615% 12/14/11 (d)	12,650	12,792
		116,290
Healthcare - 7.3%
Accredo Health, Inc. Tranche B, term loan 5.24% 6/30/11 (d)	4,614	4,614
Alliance Imaging, Inc. Tranche C1, term loan 5.8675% 12/29/11 (d)	2,736	2,774
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan 5.6734% 2/7/12 (d)	7,182	7,290
Beverly Enterprises, Inc. term loan 6.1086% 10/22/08 (d)	1,965	1,975
Community Health Systems, Inc. term loan 5.07% 8/19/11 (d)	36,301	36,845
Concentra Operating Corp. term loan 6.0095% 6/30/10 (d)	4,551	4,614
CONMED Corp. Tranche C, term loan 5.71% 12/15/09 (d)	383	388
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Cooper Companies, Inc. Tranche B, term loan 5% 1/6/12 (d)	$ 10,780	$ 10,861
DaVita, Inc. Tranche B, term loan LIBOR + 2.25% 7/30/12 (d)	50,000	50,813
Express Scripts, Inc. Tranche B, term loan 4.7681% 2/13/10 (d)	4,938	4,987
Fisher Scientific International, Inc. term loan 4.99% 8/2/11 (d)	7,920	7,970
HCA, Inc. term loan 4.49% 11/9/09 (d)	22,000	21,835
HealthSouth Corp.:
Credit-Linked Deposit 5.94% 6/14/07 (d)	5,253	5,312
term loan:
5.98% 6/14/07 (d)	19,719	19,941
8.39% 6/15/10 (d)	2,000	2,025
Iasis Healthcare LLC Tranche B, term loan 5.7663% 6/22/11 (d)	14,357	14,573
Kinetic Concepts, Inc. Tranche B1, term loan 5.24% 8/11/10 (d)	5,246	5,312
LifePoint Hospitals, Inc. Tranche B, term loan 5.0131% 4/15/12 (d)	24,750	24,967
Mylan Laboratories, Inc. Tranche B, term loan 5.4% 6/30/10 (d)	4,520	4,577
PacifiCare Health Systems, Inc. Tranche B, term loan 5.0656% 12/6/10 (d)	19,900	19,950
Psychiatric Solutions, Inc. term loan 5.3375% 7/1/12 (d)	7,900	8,009
Renal Care Group, Inc.:
term loan 4.99% 2/10/09 (d)	2,794	2,801
Tranche A, term loan 4.73% 2/10/09 (d)	3,000	3,008
Sybron Dental Management, Inc. term loan 5.2347% 6/6/09 (d)	571	573
U.S. Oncology, Inc. Tranche B, term loan 6.2717% 8/20/11 (d)	8,597	8,747
Vanguard Health Holding Co. I term loan 6.74% 9/23/11 (d)	5,806	5,893
Vicar Operating, Inc. term loan 5% 5/16/11 (d)	2,993	3,019
VWR Corp. Tranche B, term loan 6.14% 4/7/11 (d)	5,773	5,838
Warner Chilcott Corp. term loan 6.1091% 1/18/12 (d)	19,957	20,156
		309,667
Homebuilding/Real Estate - 1.8%
Apartment Investment & Management Co. term loan 5.21% 11/2/09 (d)	2,100	2,124
Blount, Inc. Tranche B, term loan 5.9881% 8/9/10 (d)	3,127	3,174
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Homebuilding/Real Estate - continued
CB Richard Ellis Services, Inc. term loan 5.3167% 3/31/10 (d)	$ 8,349	$ 8,412
Corrections Corp. of America Tranche C, term loan 5.3522% 3/31/08 (d)	691	701
Crescent Real Estate Funding XII LP term loan 5.59% 1/12/06 (d)	2,044	2,054
General Growth Properties, Inc.:
Tranche A, term loan 5.59% 11/12/07 (d)	23,730	23,938
Tranche B, term loan 5.49% 11/12/08 (d)	29,874	30,285
Landsource Communication Development LLC Tranche B, term loan 5.9375% 3/31/10 (d)	2,800	2,821
LNR Property Corp. Tranche B, term loan 6.3396% 2/3/08 (d)	1,840	1,860
Maguire Properties, Inc. Tranche B, term loan 5.09% 3/15/10 (d)	1,844	1,849
		77,218
Hotels - 0.5%
Starwood Hotels & Resorts Worldwide, Inc. term loan 4.74% 10/9/06 (d)	13,865	13,865
Wyndham International, Inc. Tranche 1:
Credit-Linked Deposit 6.435% 5/6/11 (d)	694	696
term loan 6.625% 5/6/11 (d)	7,338	7,356
		21,917
Insurance - 0.1%
Conseco, Inc. term loan 6.99% 6/22/10 (d)	3,744	3,753
USI Holdings Corp. term loan 6.18% 8/11/08 (d)	1,960	1,965
		5,718
Leisure - 1.0%
Six Flags Theme Park, Inc. Tranche B, term loan 6.1612% 6/30/09 (d)	22,373	22,709
Universal City Development Partners Ltd. term loan 5.4599% 6/9/11 (d)	18,000	18,247
Yankees Holdings LP term loan 5.782% 6/25/07 (d)	943	943
		41,899
Metals/Mining - 1.8%
Compass Minerals Tranche B, term loan 5.9181% 11/28/09 (d)	88	89
Foundation Pennsylvania Coal Co. Tranche B, term loan 5.5436% 7/30/11 (d)	20,233	20,587
ICG LLC term loan 6.1% 10/1/10 (d)	8,674	8,685
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
Murray Energy Corp. Tranche 1, term loan 6.49% 1/28/10 (d)	$ 2,993	$ 3,007
Novelis, Inc. term loan 4.96% 1/7/12 (d)	19,160	19,423
Peabody Energy Corp. term loan 4.431% 3/21/10 (d)	14,875	14,949
Stillwater Mining Co. term loan 6.8485% 7/30/10 (d)	2,655	2,701
Trout Coal Holdings LLC / Dakota Tranche 1, term loan 5.9858% 3/23/11 (d)	5,985	5,985
		75,426
Paper - 3.5%
Appleton Papers, Inc. term loan 5.4494% 6/11/10 (d)	3,810	3,838
Boise Cascade Holdings LLC Tranche B, term loan 5.25% 10/26/11 (d)	32,080	32,601
Buckeye Technologies, Inc. term loan 4.9313% 3/15/08 (d)	3,238	3,275
Escanaba Timber LLC term loan 6% 5/2/08 (d)	5,020	5,102
Georgia-Pacific Corp. term loan 4.78% 7/2/09 (d)	21,000	21,000
Graphic Packaging International, Inc. Tranche B, term loan 6.0272% 8/8/10 (d)	16,094	16,335
Jefferson Smurfit Corp. U.S.:
Tranche B, term loan 6.31% 9/16/10 (d)	220	224
Tranche C, term loan 6.81% 9/16/11 (d)	241	245
Koch Cellulose LLC:
term loan 5.24% 5/7/11 (d)	7,709	7,815
Credit-Linked Deposit 4.84% 5/7/11 (d)	2,375	2,407
NewPage Corp. term loan 6.3793% 5/2/11 (d)	6,000	6,105
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 3.24% 11/1/10 (d)	4,164	4,216
Tranche B, term loan 5.4668% 11/1/11 (d)	29,464	29,832
Tranche C, term loan 5.375% 11/1/11 (d)	7,900	7,999
Xerium Technologies, Inc. Tranche B, term loan 5.49% 5/18/12 (d)	5,000	5,069
		146,063
Publishing/Printing - 2.0%
CBD Media, Inc. Tranche D, term loan 5.84% 12/31/09 (d)	6,258	6,344
Dex Media East LLC/Dex Media East Finance Co.:
Tranche A, term loan 4.6927% 11/8/08 (d)	3,218	3,230
Tranche B, term loan 5.0829% 5/8/09 (d)	6,498	6,588
Dex Media West LLC/Dex Media West Finance Co.:
Tranche A, term loan 4.7168% 9/9/09 (d)	2,858	2,865
Tranche B, term loan 5.1299% 9/9/10 (d)	15,111	15,337
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
Freedom Communications, Inc. Tranche B, term loan 4.83% 5/1/13 (d)	$ 2,993	$ 3,022
Herald Media, Inc. term loan 5.99% 7/22/11 (d)	2,475	2,494
Liberty Group Operating, Inc. Tranche B, term loan 5.625% 2/28/12 (d)	1,478	1,483
MediaNews Group, Inc. Tranche C, term loan 4.99% 12/30/10 (d)	9,900	9,962
Morris Communications Co. LLC:
Tranche A, term loan 5% 9/30/10 (d)	975	981
Tranche C, term loan 5.25% 3/31/11 (d)	1,990	2,010
R.H. Donnelley Corp. Tranche B2, term loan 5.2027% 6/30/11 (d)	26,123	26,450
Sun Media Corp. Canada Tranche B, term loan 5.68% 2/7/09 (d)	1,733	1,748
		82,514
Railroad - 0.3%
Kansas City Southern Railway Co. Tranche B1, term loan 5.1572% 3/30/08 (d)	9,950	10,099
RailAmerica, Inc. term loan 5.3125% 9/29/11 (d)	4,553	4,633
		14,732
Restaurants - 1.1%
Arby's Restaurant Group, Inc. Tranche B, term loan 5.7313% 7/25/12 (d)	5,000	5,056
Burger King Corp. Tranche B, term loan 5.1875% 6/30/12 (d)	17,620	17,884
CKE Restaurants, Inc. term loan 5.5% 5/1/10 (d)	1,598	1,614
Domino's, Inc. term loan 5.25% 6/25/10 (d)	9,643	9,764
Jack in the Box, Inc. term loan 5.0443% 1/8/11 (d)	3,543	3,592
Landry's Seafood Restaurants, Inc. term loan 5.24% 12/28/10 (d)	6,070	6,153
Ruth's Chris Steak House, Inc. term loan 6.5% 3/11/11 (d)	1,924	1,924
		45,987
Services - 1.0%
CACI International, Inc. term loan 4.955% 4/30/11 (d)	4,987	5,031
Coinmach Corp. Tranche B, term loan 6.3961% 7/25/09 (d)	2,127	2,153
Coinstar, Inc. term loan 5.55% 7/1/11 (d)	6,122	6,213
Iron Mountain, Inc.:
term loan 5.125% 4/2/11 (d)	11,281	11,394
Tranche R, term loan 5.1593% 4/2/11 (d)	4,975	5,025
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
JohnsonDiversey, Inc. Tranche B, term loan 4.9641% 11/3/09 (d)	$ 2,751	$ 2,772
Knowledge Learning Corp. term loan 5.99% 1/7/12 (d)	2,867	2,867
Rural/Metro Corp.:
Credit-Linked Deposit 5.84% 3/4/11 (d)	408	413
term loan 6.0297% 3/4/11 (d)	1,491	1,509
United Rentals, Inc.:
term loan 5.73% 2/14/11 (d)	2,465	2,490
Tranche B, Credit-Linked Deposit 5.4207% 2/14/11 (d)	499	504
Wackenhut Corrections Corp. term loan 5.9799% 7/9/09 (d)	805	816
		41,187
Shipping - 0.2%
Baker Tanks, Inc. term loan 5.9314% 1/30/11 (d)	3,285	3,310
Horizon Lines LLC Tranche B, term loan 5.99% 7/7/11 (d)	3,812	3,869
		7,179
Super Retail - 0.2%
Alimentation Couche-Tard, Inc. term loan 5.1875% 12/17/10 (d)	1,568	1,584
Blockbuster, Inc. Tranche A, term loan 5.785% 8/20/09 (d)	2,000	1,972
Buhrmann US, Inc. Tranche B1, term loan 5.6909% 12/31/10 (d)	5,633	5,739
		9,295
Technology - 3.8%
AMI Semiconductor, Inc. term loan 4.99% 4/1/12 (d)	2,993	3,000
Anteon International Corp. term loan 5.24% 12/31/10 (d)	6,910	6,962
Fairchild Semiconductor Corp. Tranche B3, term loan 5.354% 12/31/10 (d)	8,955	9,045
Fidelity National Information Solutions, Inc. Tranche B, term loan 5.1% 3/9/13 (d)	27,061	27,095
Global Imaging Systems, Inc. term loan 4.9175% 5/10/10 (d)	2,723	2,740
K & F Industries, Inc. term loan 6.0359% 11/18/12 (d)	7,315	7,388
ON Semiconductor Corp. Tranche G, term loan 6.5% 12/15/11 (d)	5,958	6,047
Seagate Technology Holdings, Inc. term loan 5.5% 5/13/07 (d)	1,940	1,959
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
SunGard Data Systems, Inc. Tranche B, term loan 6.28% 2/10/13 (d)	$ 75,000	$ 75,938
Verifone, Inc. Tranche B, term loan 5.69% 6/30/11 (d)	2,880	2,880
Xerox Corp. term loan 5.24% 9/30/08 (d)	17,000	17,128
		160,182
Telecommunications - 6.6%
AAT Communications Corp.:
Tranche 2, term loan 6.25% 7/29/13 (d)	2,760	2,795
Tranche B1, term loan 5.24% 7/29/12 (d)	17,620	17,840
Alaska Communications Systems Holding term loan:
5.49% 2/1/12 (d)	8,000	8,100
5.59% 2/1/12 (d)	1,000	1,013
American Tower LP Tranche C, term loan 5.2099% 8/31/11 (d)	24,608	24,885
Centennial Cellular Operating Co. LLC term loan 5.6806% 2/9/11 (d)	14,832	14,981
FairPoint Communications, Inc. Tranche B, term loan 5.5457% 2/8/12 (d)	3,500	3,548
Hawaiian Telcom Communications, Inc. Tranche B, term loan 5.73% 10/31/12 (d)	3,000	3,030
Intelsat Ltd. term loan 5.25% 7/28/11 (d)	19,557	19,752
Iowa Telecommunication Services, Inc. Tranche B, term loan 5.4963% 11/23/11 (d)	4,000	4,050
Madison River Capital LLC/Madison River Finance Corp. Tranche B, term loan 6.04% 7/28/12 (d)	9,000	9,158
New Skies Satellites BV term loan 5.8422% 5/2/11 (d)	5,928	6,017
Nextel Partners Operating Corp. Tranche D, term loan 4.83% 5/31/12 (d)	18,000	18,135
NTELOS, Inc. Tranche B, term loan 5.99% 8/24/11 (d)	6,965	6,991
Qwest Corp.:
Tranche A, term loan 8.1% 6/30/07 (d)	33,400	34,569
Tranche B, term loan 6.95% 6/30/10 (d)	9,000	8,978
SBA Senior Finance, Inc. Tranche C, term loan 5.5486% 10/31/08 (d)	12,761	12,936
SpectraSite Communications, Inc. Tranche B, term loan 4.91% 5/19/12 (d)	28,512	28,797
Triton PCS, Inc. term loan 6.74% 11/18/09 (d)	14,925	14,962
USA Mobility, Inc. term loan 5.93% 11/16/06 (d)	1,192	1,195
Valor Telecommunications Enterprises LLC/Valor Finance Corp. Tranche B, term loan 5.49% 2/14/12 (d)	9,135	9,226
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Western Wireless Corp.:
Tranche A, term loan 5.5616% 5/28/10 (d)	$ 10,779	$ 10,779
Tranche B, term loan 6.9057% 5/26/11 (d)	17,180	17,180
		278,917
Textiles & Apparel - 0.3%
Polymer Group, Inc. term loan 6.73% 4/27/10 (d)	933	947
William Carter Co. term loan 5.4452% 6/29/12 (d)	10,000	10,150
		11,097
TOTAL FLOATING RATE LOANS (Cost $3,087,424)		3,115,873
Nonconvertible Bonds - 13.2%
Aerospace - 0.1%
L-3 Communications Corp. 6.375% 10/15/15 (c)	3,000	3,034
Automotive - 0.3%
Delco Remy International, Inc. 7.5988% 4/15/09 (d)	1,000	1,003
General Motors Acceptance Corp.:
4.13% 3/20/07 (d)	2,000	1,967
4.87% 10/20/05 (d)	10,000	10,014
		12,984
Banks and Thrifts - 0.1%
Doral Financial Corp. 4.45% 7/20/07 (d)	3,800	3,610
Broadcasting - 0.8%
Granite Broadcasting Corp. 9.75% 12/1/10	4,545	4,215
Gray Television, Inc. 9.25% 12/15/11	1,000	1,090
Paxson Communications Corp. 6.3488% 1/15/10 (c)(d)	8,500	8,511
Radio One, Inc. 8.875% 7/1/11	7,000	7,508
XM Satellite Radio, Inc. 8.71% 5/1/09 (d)	11,700	11,788
		33,112
Building Materials - 0.1%
Texas Industries, Inc. 7.25% 7/15/13 (c)	2,000	2,110
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 2.2%
Cablevision Systems Corp. 7.88% 4/1/09 (d)	$ 5,000	$ 5,150
CSC Holdings, Inc.:
7.875% 12/15/07	6,000	6,210
10.5% 5/15/16	2,000	2,175
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,963	2,174
EchoStar DBS Corp. 6.7544% 10/1/08 (d)	76,285	78,001
		93,710
Capital Goods - 0.1%
Tyco International Group SA yankee 6.375% 2/15/06	3,000	3,034
Chemicals - 0.7%
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	2,000	2,225
Georgia Gulf Corp. 7.625% 11/15/05	2,000	2,024
Huntsman Advanced Materials LLC 11.83% 7/15/08 (d)	2,130	2,237
Huntsman International LLC 9.875% 3/1/09	3,000	3,206
Huntsman LLC 11.0988% 7/15/11 (d)	2,000	2,160
Methanex Corp. yankee 7.75% 8/15/05	13,125	13,141
Millennium America, Inc. 7% 11/15/06	5,000	5,113
		30,106
Containers - 0.1%
Ball Corp. 7.75% 8/1/06	5,000	5,163
Diversified Financial Services - 0.5%
Residential Capital Corp. 4.835% 6/29/07 (c)(d)	20,000	20,021
Diversified Media - 0.6%
Liberty Media Corp. 4.91% 9/17/06 (d)	26,000	26,145
Electric Utilities - 0.9%
AES Corp. 8.75% 6/15/08	3,000	3,225
Allegheny Energy Supply Co. LLC 10.25% 11/15/07 (c)	7,422	8,071
Allegheny Energy, Inc. 7.75% 8/1/05	3,000	3,008
CMS Energy Corp. 9.875% 10/15/07	12,000	13,140
Power Contract Financing LLC 5.2% 2/1/06 (c)	492	482
TECO Energy, Inc.:
5.37% 5/1/10 (c)(d)	5,000	5,113
6.125% 5/1/07	4,000	4,090
		37,129
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - 1.6%
El Paso Corp. 7.625% 8/16/07 (c)	$ 4,000	$ 4,130
El Paso Energy Corp. 6.95% 12/15/07	3,350	3,392
Parker Drilling Co. 8.08% 9/1/10 (d)	5,000	5,200
Pemex Project Funding Master Trust 4.71% 6/15/10 (c)(d)	25,000	25,750
Premcor Refining Group, Inc.:
9.25% 2/1/10	2,000	2,210
9.5% 2/1/13	2,000	2,290
Sonat, Inc. 7.625% 7/15/11	3,000	3,086
Southern Natural Gas Co. 8.875% 3/15/10	840	916
Tesoro Corp. 8% 4/15/08	1,000	1,049
The Coastal Corp.:
6.5% 5/15/06	6,000	6,045
7.5% 8/15/06	2,000	2,040
Transcontinental Gas Pipe Line Corp. 8.875% 7/15/12	2,000	2,408
Williams Companies, Inc. Credit Linked Certificate Trust IV 6.46% 5/1/09 (c)(d)	7,000	7,525
		66,041
Entertainment/Film - 0.5%
AMC Entertainment, Inc. 7.5181% 8/15/10 (d)	21,000	21,735
Food and Drug Retail - 0.4%
Rite Aid Corp.:
6% 12/15/05 (c)	7,000	7,035
12.5% 9/15/06	8,000	8,620
		15,655
Food/Beverage/Tobacco - 0.0%
Canandaigua Brands, Inc. 8.625% 8/1/06	1,000	1,038
Gaming - 0.1%
Mandalay Resort Group:
9.5% 8/1/08	2,000	2,205
10.25% 8/1/07	2,000	2,188
		4,393
Healthcare - 0.1%
HCA, Inc. 5.5% 12/1/09	1,000	994
HealthSouth Corp. 7.375% 10/1/06	2,000	2,025
Service Corp. International (SCI) 6.5% 3/15/08	2,000	2,050
		5,069
Leisure - 0.2%
Universal City Florida Holding Co. I/II 7.96% 5/1/10 (d)	6,140	6,416
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	$ 6,000	$ 5,918
10.125% 2/1/10	11,470	12,760
		18,678
Paper - 0.1%
Boise Cascade LLC/Boise Cascade Finance Corp. 6.4738% 10/15/12 (d)	2,190	2,212
Publishing/Printing - 0.2%
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09	3,000	3,285
R.H. Donnelley Finance Corp. I 8.875% 12/15/10	5,000	5,450
		8,735
Shipping - 0.1%
OMI Corp. 7.625% 12/1/13	2,000	2,035
Ship Finance International Ltd. 8.5% 12/15/13	3,620	3,466
		5,501
Steels - 0.3%
Ispat Inland ULC 10.2544% 4/1/10 (d)	13,000	13,845
Technology - 0.4%
Freescale Semiconductor, Inc. 6.3488% 7/15/09 (d)	16,000	16,520
Telecommunications - 2.3%
AirGate PCS, Inc. 7.3488% 10/15/11 (d)	2,000	2,080
America Movil SA de CV 4.2875% 4/27/07 (d)	1,000	1,000
American Tower Corp. 9.375% 2/1/09	592	622
Intelsat Ltd. 8.695% 1/15/12 (c)(d)	7,000	7,140
Nextel Partners, Inc. 12.5% 11/15/09	3,000	3,255
Qwest Communications International, Inc. 6.7681% 2/15/09 (d)	3,000	3,008
Qwest Corp. 6.6706% 6/15/13 (c)(d)	33,150	34,559
Rogers Communications, Inc.:
6.375% 3/1/14	3,000	3,060
6.535% 12/15/10 (d)	24,310	25,313
Rural Cellular Corp.:
7.91% 3/15/10 (d)	13,000	13,520
8.25% 3/15/12	4,000	4,240
		97,797
Textiles & Apparel - 0.0%
Levi Strauss & Co. 8.2544% 4/1/12 (d)	2,000	2,000
TOTAL NONCONVERTIBLE BONDS (Cost $549,380)		555,793
U.S. Treasury Obligations - 0.4%
	Principal Amount (000s)	Value (000s)

U.S. Treasury Notes 3.375% 2/28/07 (Cost $16,932)	$ 17,000	$ 16,840
Commercial Mortgage Securities - 0.0%

CS First Boston Mortgage Securities Corp. Series 2000-FL1A Class F, 5.845% 12/15/09 (c)(d) (Cost $368)	679	68
Foreign Government and Government Agency Obligations - 0.1%

Venezuelan Republic 4.64% 4/20/11 (d) (Cost $2,424)	3,000	2,783
Common Stocks - 0.0%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a) (Cost $0)	45	0
Money Market Funds - 15.9%
Fidelity Cash Central Fund, 3.31% (b)	541,993,198	541,993
Fidelity Money Market Central Fund, 3.41% (b)	127,909,757	127,910
TOTAL MONEY MARKET FUNDS (Cost $669,903)		669,903
Cash Equivalents - 0.4%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.27%, dated 7/29/05 due 8/1/05) (Cost $19,296)	$ 19,301	19,296
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $4,345,727)		4,380,556
NET OTHER ASSETS - (3.8)%		(160,115)
NET ASSETS - 100%		$ 4,220,441
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $133,549,000 or 3.2% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $4,345,172,000. Net unrealized appreciation aggregated $35,384,000, of which $38,623,000 related to appreciated investment securities and $3,239,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Government
Investment Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2005

1.804869.101

AGOV-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 69.6%
	Principal Amount	Value
U.S. Government Agency Obligations - 32.5%
Fannie Mae:
2.375% 12/15/05	$ 15,000,000	$ 14,922,555
3.25% 8/15/08	22,062,000	21,412,164
3.625% 3/15/07	15,505,000	15,378,603
3.75% 5/17/07	4,240,000	4,205,134
4.25% 5/15/09	12,500,000	12,448,438
6% 5/15/08	2,718,000	2,839,500
6.25% 2/1/11	24,260,000	26,062,882
6.625% 9/15/09	1,620,000	1,755,289
6.625% 11/15/30	18,000,000	22,594,410
Federal Home Loan Bank:
3.8% 12/22/06	1,025,000	1,018,250
5.8% 9/2/08	17,275,000	17,992,500
Freddie Mac:
2.875% 12/15/06	6,390,000	6,281,357
4.5% 7/15/13	475,000	474,373
4.875% 11/15/13	21,550,000	22,075,712
5% 1/30/14	25,000,000	24,844,975
5.875% 3/21/11	6,960,000	7,379,716
7% 3/15/10	17,944,000	19,897,617
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	191,559	196,237
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-A, 7.12% 4/15/06	1,472,835	1,492,395
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1994-A, 7.39% 6/26/06	750,000	764,775
Series 1994-B, 7.5% 1/26/06	19,700	19,936
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.89% 8/15/05	8,560,000	8,561,798
6.6% 2/15/08	10,136,755	10,326,475
6.8% 2/15/12	5,000,000	5,457,270
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1996-A1, 6.726% 9/15/10	956,522	1,010,642
6.77% 11/15/13	1,111,538	1,203,240
6.99% 5/21/16	3,922,500	4,378,491
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Private Export Funding Corp.:
secured:
5.34% 3/15/06	$ 4,640,000	$ 4,678,016
5.66% 9/15/11 (b)	2,610,000	2,760,289
5.685% 5/15/12	3,845,000	4,106,395
6.67% 9/15/09	1,380,000	1,498,948
3.375% 2/15/09	610,000	591,571
4.55% 5/15/15	2,975,000	2,966,929
4.974% 8/15/13	2,850,000	2,935,808
Small Business Administration guaranteed development participation certificates Series 2002-20K Class 1, 5.08% 11/1/22	5,200,728	5,288,198
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	2,100,000	2,134,423
5.96% 8/1/09	1,800,000	1,864,264
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	90,000	92,723
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		283,912,298
U.S. Treasury Inflation Protected Obligations - 6.7%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	24,752,400	26,132,957
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	6,875,473	6,605,202
2% 7/15/14	25,164,940	25,437,969
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		58,176,128
U.S. Treasury Obligations - 30.4%
U.S. Treasury Bonds:
6.125% 8/15/29	21,250,000	26,183,995
6.25% 8/15/23	1,500,000	1,808,730
8% 11/15/21	11,794,000	16,471,052
12% 8/15/13	10,000,000	12,233,200
U.S. Treasury Notes:
2.75% 6/30/06	4,605,000	4,558,591
2.75% 7/31/06	32,000,000	31,642,496
3.375% 2/28/07	25,000,000	24,764,650
3.375% 10/15/09	31,500,000	30,563,600
3.625% 4/30/07	14,026,000	13,935,055
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.625% 6/30/07 (c)	$ 12,778,000	$ 12,685,653
3.75% 5/15/08	11,775,000	11,679,328
4% 6/15/09	3,319,000	3,304,479
4.25% 8/15/13	2,670,000	2,673,338
4.25% 11/15/13	42,960,000	42,954,966
4.75% 5/15/14	28,500,000	29,495,277
TOTAL U.S. TREASURY OBLIGATIONS		264,954,410
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $604,519,126)		607,042,836
U.S. Government Agency - Mortgage Securities - 12.6%

Fannie Mae - 9.9%
3.463% 4/1/34 (d)	332,546	331,281
3.734% 1/1/35 (d)	198,050	196,036
3.753% 10/1/33 (d)	134,197	132,242
3.786% 12/1/34 (d)	180,269	178,279
3.793% 6/1/34 (d)	583,941	570,290
3.801% 12/1/34 (d)	42,240	41,846
3.828% 1/1/35 (d)	129,451	128,325
3.838% 1/1/35 (d)	365,818	364,348
3.867% 1/1/35 (d)	225,496	224,246
3.88% 6/1/33 (d)	548,603	543,497
3.913% 12/1/34 (d)	111,781	110,908
3.937% 10/1/34 (d)	160,092	158,901
3.937% 12/1/34 (d)	232,350	231,184
3.967% 11/1/34 (d)	258,500	256,341
3.97% 5/1/33 (d)	46,721	46,442
3.975% 1/1/35 (d)	171,127	169,479
3.981% 12/1/34 (d)	152,844	151,245
4% 9/1/18	3,061,981	2,957,854
4.008% 12/1/34 (d)	878,511	876,729
4.011% 1/1/35 (d)	108,149	107,065
4.014% 12/1/34 (d)	129,203	127,834
4.023% 2/1/35 (d)	119,647	118,615
4.03% 1/1/35 (d)	309,901	307,527
4.032% 12/1/34 (d)	87,680	87,502
4.045% 5/1/34 (d)	50,725	50,692
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.049% 2/1/35 (d)	$ 112,596	$ 111,747
4.053% 10/1/18 (d)	139,368	137,990
4.054% 1/1/35 (d)	112,375	111,322
4.079% 4/1/33 (d)	45,847	45,779
4.098% 1/1/35 (d)	250,087	251,026
4.104% 2/1/35 (d)	93,250	92,794
4.11% 2/1/35 (d)	92,977	92,650
4.117% 2/1/35 (d)	229,595	228,698
4.118% 1/1/35 (d)	248,299	247,195
4.121% 2/1/35 (d)	457,755	455,633
4.124% 1/1/35 (d)	242,586	243,696
4.137% 1/1/35 (d)	426,679	424,991
4.138% 2/1/35 (d)	270,875	271,882
4.144% 1/1/35 (d)	354,035	355,691
4.15% 11/1/34 (d)	209,112	207,972
4.154% 2/1/35 (d)	233,653	232,970
4.178% 1/1/35 (d)	461,982	466,382
4.183% 1/1/35 (d)	202,690	202,496
4.189% 11/1/34 (d)	69,670	69,546
4.197% 1/1/35 (d)	254,235	252,571
4.232% 3/1/34 (d)	131,245	130,803
4.25% 2/1/35 (d)	144,214	143,398
4.258% 10/1/34 (d)	342,558	344,579
4.293% 3/1/35 (d)	139,749	139,731
4.297% 7/1/34 (d)	114,401	114,684
4.302% 1/1/35 (d)	189,957	188,786
4.306% 8/1/33 (d)	295,702	294,528
4.315% 3/1/33 (d)	62,351	62,217
4.323% 5/1/35 (d)	206,444	206,157
4.332% 12/1/34 (d)	93,124	93,214
4.335% 2/1/35 (d)	91,251	91,017
4.349% 1/1/35 (d)	137,483	136,259
4.351% 1/1/35 (d)	141,002	140,491
4.372% 4/1/35 (d)	94,563	94,400
4.409% 5/1/35 (d)	426,408	426,604
4.451% 6/1/33 (d)	92,552	91,529
4.455% 3/1/35 (d)	172,026	170,528
4.467% 10/1/34 (d)	758,539	758,848
4.479% 4/1/34 (d)	244,476	244,831
4.489% 8/1/34 (d)	448,334	448,124
4.508% 1/1/35 (d)	239,551	240,949
4.529% 3/1/35 (d)	365,956	364,469
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.538% 8/1/34 (d)	$ 281,360	$ 282,934
4.554% 7/1/35 (d)	525,000	525,246
4.564% 2/1/35 (d)	926,900	927,986
4.57% 2/1/35 (d)	147,866	148,319
4.645% 2/1/35 (d)	106,838	107,436
4.649% 11/1/34 (d)	481,167	482,228
4.687% 11/1/34 (d)	476,792	477,414
4.714% 3/1/35 (d)	1,226,542	1,231,485
4.74% 7/1/34 (d)	417,703	414,935
4.823% 12/1/34 (d)	415,694	417,157
4.847% 12/1/34 (d)	158,268	158,738
5% 7/1/35 to 8/1/35	2,700,000	2,659,982
5% 8/1/35 (c)	7,000,000	6,892,813
5.123% 2/1/35 (d)	1,210,879	1,208,753
5.137% 5/1/35 (d)	93,312	93,440
5.204% 6/1/35 (d)	718,280	727,682
5.366% 12/1/32 (d)	206,993	209,322
5.5% 3/1/13 to 8/1/27	14,069,692	14,281,497
5.5% 8/1/35 (c)	14,000,000	14,078,750
5.817% 5/1/35 (d)	1,016,704	1,027,514
6% 1/1/18	491,216	507,613
6.5% 12/1/24 to 3/1/35	16,622,558	17,222,808
6.5% 8/1/35 (c)	3,648	3,777
7% 4/1/26 to 7/1/32	3,525,105	3,713,794
7.5% 3/1/28 to 4/1/29	38,136	40,756
8.5% 9/1/16 to 1/1/17	21,375	23,084
9% 11/1/11 to 5/1/14	300,544	323,658
9.5% 11/1/06 to 5/1/20	211,634	228,278
11.5% 6/15/19	54,189	59,929
12.5% 8/1/15	2,147	2,384
		86,377,597
Freddie Mac - 2.2%
4.106% 12/1/34 (d)	175,037	173,975
4.13% 12/1/34 (d)	240,019	238,920
4.223% 1/1/35 (d)	674,940	672,507
4.3% 5/1/35 (d)	361,998	360,146
4.311% 12/1/34 (d)	189,315	188,172
4.312% 3/1/35 (d)	203,565	202,920
4.368% 3/1/35 (d)	270,704	267,658
4.4% 2/1/35 (d)	389,692	385,429
4.404% 2/1/35 (d)	426,106	424,974
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.446% 3/1/35 (d)	$ 171,786	$ 169,813
4.49% 3/1/35 (d)	510,195	505,731
4.497% 6/1/35 (d)	294,722	294,507
4.498% 3/1/35 (d)	1,410,000	1,400,747
4.504% 3/1/35 (d)	196,087	194,157
5.036% 4/1/35 (d)	1,205,120	1,212,451
5.223% 8/1/33 (d)	100,932	103,115
6% 11/1/32 to 11/1/33	10,184,349	10,406,722
6.5% 3/1/35	1,070,415	1,109,218
7.5% 3/1/15 to 3/1/16	711,046	751,549
8.5% 8/1/09 to 2/1/10	15,798	16,687
9% 10/1/08 to 10/1/20	53,183	56,438
9.5% 5/1/21 to 7/1/21	68,992	75,297
11% 7/1/13 to 5/1/14	109,493	121,350
12.5% 2/1/10 to 6/1/19	30,944	34,072
		19,366,555
Government National Mortgage Association - 0.5%
6.5% 6/20/34	3,489,490	3,631,136
7.5% 9/15/06 to 8/15/29	130,457	134,770
8% 12/15/23	464,600	500,459
9% 12/15/09	1,822	1,828
10.5% 12/15/17 to 1/20/18	59,539	66,754
13.5% 7/15/11	10,707	12,080
		4,347,027
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $110,462,915)		110,091,179
Collateralized Mortgage Obligations - 17.0%

U.S. Government Agency - 17.0%
Fannie Mae:
floater Series 2003-25 Class CF, 3.6644% 3/25/17 (d)	3,083,930	3,093,774
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	2,629,098	2,749,987
Series 1993-160 Class PK, 6.5% 11/25/22	475,604	475,758
Series 1993-187 Class L, 6.5% 7/25/23	1,215,007	1,247,748
Series 1994-27 Class PJ, 6.5% 6/25/23	1,067,635	1,078,627
Series 2003-39 Class PV, 5.5% 9/25/22	1,845,000	1,868,063
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2001-30 Class PL, 7% 2/25/31	$ 1,643,374	$ 1,660,638
Series 2002-49 Class KG, 5.5% 8/25/17	6,500,000	6,665,959
Series 2003-32 Class PB, 3% 6/25/16	629,416	626,021
Series 2003-67 Class GL, 3% 1/25/25	5,000,000	4,867,018
Series 2003-73 Class GA, 3.5% 5/25/31	5,480,475	5,238,207
Series 2004-21 Class QE, 4.5% 11/25/32	1,500,000	1,434,076
sequential pay:
Series 2001-46 Class ZG, 6% 9/25/31	7,585,010	7,784,716
Series 2002-63 Class LA, 5.5% 10/25/16	4,430,004	4,478,327
Series 2005-55 Class LY, 5.5% 7/25/25	2,580,000	2,596,125
Series 2004-80 Class ZB, 4% 11/25/19	595,452	594,131
Series 2005-15 Class AZ, 5% 3/25/35	1,308,076	1,304,500
Series 2005-21 Class ZA, 5% 3/25/35	384,494	383,758
Series 2005-28 Class AZ, 5% 4/25/35	928,478	926,449
Freddie Mac:
planned amortization class Series 2512 Class PG, 5.5% 10/15/22	2,000,000	2,019,375
sequential pay:
Series 2114 Class ZM, 6% 1/15/29	501,785	514,535
Series 2343 Class VD, 7% 8/15/16	5,164,000	5,261,363
Series 2361 Class KB, 6.25% 1/15/28	4,037,325	4,080,807
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 1681 Class PJ, 7% 12/15/23	4,000,000	4,143,701
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Seires 2625 Class QX, 2.25% 3/15/22	257,102	250,612
Series 1141 Class G, 9% 9/15/21	177,999	177,779
Series 1671 Class G, 6.5% 8/15/23	5,242,865	5,283,858
Series 1727 Class H, 6.5% 8/15/23	1,786,277	1,803,772
Series 2483 Class DC, 5.5% 7/15/14	242,005	241,989
Series 2543 CLass PM, 5.5% 8/15/18	1,079,531	1,089,570
Series 2587 Class UP, 4% 8/15/25	5,069,286	5,040,110
Series 2622 Class PE, 4.5% 5/15/18	2,640,000	2,555,468
Series 2640 Class QG, 2% 4/15/22	333,138	323,351
Series 2660 Class ML, 3.5% 7/15/22	10,000,000	9,844,014
Series 2676 Class QA, 3% 8/15/16	1,475,000	1,462,103
Series 2683 Class UH, 3% 3/15/19	3,380,242	3,345,523
Series 2802 Class OB, 6% 5/15/34	1,325,000	1,389,364
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2810 Class PD, 6% 6/15/33	$ 995,000	$ 1,025,340
Series 2828 Class JA, 4.5% 1/15/10	1,580,000	1,583,065
sequential pay:
Series 2448 Class VH, 6.5% 5/15/18	4,534,793	4,575,143
Series 2546 Class MJ, 5.5% 3/15/23	2,861,239	2,882,698
Series 2587:
Class AD, 4.71% 3/15/33	5,784,746	5,367,186
Class ET, 3.7% 7/15/17	2,651,493	2,583,071
Series 2601 Class TB, 5.5% 4/15/23	869,000	874,431
Series 2677 Class HG, 3% 8/15/12	3,827,713	3,772,165
Series 2750 Class ZT, 5% 2/15/34	922,990	847,893
Series 2773 Class HC, 4.5% 4/15/19	703,518	678,022
Series 2831 Class AC, 5% 1/15/18	1,882,602	1,881,895
Series 2406:
Class FP, 4.3681% 1/15/32 (d)	1,365,000	1,395,944
Class PF, 4.3681% 12/15/31 (d)	1,080,000	1,108,307
Series 2410 Class PF, 4.3681% 2/15/32 (d)	2,475,000	2,531,512
Series 2769 Class BU, 5% 3/15/34	1,110,156	1,094,554
Series 2877 Class JC, 5% 10/15/34	1,752,634	1,752,934
Series 2907 Class HZ, 5% 12/15/34	1,018,757	1,009,968
Series 2916, Class CZ, 5% 1/15/35	983,685	981,502
Series 2949 Clas ZW, 5% 3/15/35	1,472,489	1,474,255
Series 2950 Class ZQ, 5.5% 3/15/35	1,235,229	1,230,008
Series 2978 Class EZ, 5.5% 11/15/34	379,232	376,240
Series 2996 Class ZB, 5.75% 6/15/35	241,150	240,241
Series FHR 2781 Class KK, 5.5% 6/15/33	4,325,000	4,331,500
target amortization class Series 2156 Class TC, 6.25% 5/15/29	4,389,227	4,472,470
3% 3/15/10	1,723,537	1,707,680
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-53 Class TA, 6% 12/20/30	105,682	105,764
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $147,875,892)		147,784,964
Commercial Mortgage Securities - 0.2%
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38 (Cost $1,886,136)	1,780,716	1,922,383
Cash Equivalents - 4.7%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.32%, dated 7/29/05 due 8/1/05) (a) (Cost $41,013,000)	$ 41,024,331	$ 41,013,000
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $905,757,069)		907,854,362
NET OTHER ASSETS - (4.1)%		(36,050,823)
NET ASSETS - 100%		$ 871,803,539
Legend
(a) Includes investment made with cash collateral received from securities on loan.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,760,289 or 0.3% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $905,933,507. Net unrealized appreciation aggregated $1,920,855, of which $9,234,091 related to appreciated investment securities and $7,313,236 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor High Income
Advantage Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2005

1.804847.101

HY-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 74.5%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.9%
Cable TV - 0.7%
Charter Communications, Inc. 5.875% 11/16/09 (f)	$ 22,580	$ 16,895
Electric Utilities - 0.2%
Mirant Corp. 5.75% 7/15/07 (c)	5,000	4,500
TOTAL CONVERTIBLE BONDS		21,395
Nonconvertible Bonds - 73.6%
Aerospace - 0.2%
Orbimage Holdings, Inc. 13.19% 7/1/12 (f)(h)	3,710	3,951
Air Transportation - 4.3%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	13,320	12,754
6.977% 11/23/22	739	689
7.377% 5/23/19	14,510	10,882
7.379% 5/23/16	8,235	6,176
7.8% 4/1/08	9,740	9,399
10.18% 1/2/13	5,055	3,640
Delta Air Lines, Inc.:
7.9% 12/15/09	25,370	6,850
8% 12/15/07 (f)	7,900	3,042
8.3% 12/15/29	99,585	22,905
9.5% 11/18/08 (f)	2,065	1,652
10% 8/15/08	41,705	12,094
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	75	33
7.779% 11/18/05	95	57
7.779% 1/2/12	1,903	837
Northwest Airlines Corp. 10% 2/1/09	6,034	2,866
Northwest Airlines, Inc.:
7.875% 3/15/08	11,925	5,187
8.7% 3/15/07	715	358
9.875% 3/15/07	800	416
10.5% 4/1/09	13,548	6,165
Northwest Airlines, Inc. pass thru trust certificates 9.179% 10/1/11	1,753	736
		106,738
Automotive - 1.7%
Accuride Corp. 8.5% 2/1/15	4,780	4,971
Altra Industrial Motion, Inc. 9% 12/1/11 (f)	2,460	2,325
American Tire Distributors, Inc. 10.75% 4/1/13 (f)	6,930	6,653
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Delco Remy International, Inc. 9.375% 4/15/12	$ 2,940	$ 2,264
General Motors Acceptance Corp. 6.75% 12/1/14	8,730	8,223
General Motors Corp. 8.375% 7/15/33	17,490	15,785
Tenneco Automotive, Inc. 8.625% 11/15/14	2,870	2,978
		43,199
Building Materials - 1.0%
Goodman Global Holdings, Inc. 7.875% 12/15/12 (f)	13,870	13,177
MAXX Corp. 9.75% 6/15/12	8,700	8,243
U.S. Concrete, Inc. 8.375% 4/1/14	2,940	2,830
		24,250
Cable TV - 5.7%
Cablevision Systems Corp. 8% 4/15/12	20,000	20,050
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09	21,564	17,251
9.625% 11/15/09	26,970	21,509
9.92% 4/1/11	32,570	25,323
10% 4/1/09	25,840	21,189
10% 5/15/11	8,700	6,677
10.25% 1/15/10	14,290	11,289
10.75% 10/1/09	17,570	14,451
11.125% 1/15/11	2,200	1,760
		139,499
Capital Goods - 1.6%
Ashtead Holdings PLC 8.625% 8/1/15 (f)(g)	2,500	2,588
Dresser-Rand Group, Inc. 7.375% 11/1/14 (f)	3,450	3,614
Hawk Corp. 8.75% 11/1/14	2,770	2,812
Invensys PLC 9.875% 3/15/11 (f)	7,590	7,552
Park-Ohio Industries, Inc. 8.375% 11/15/14 (f)	16,195	15,223
Sensus Metering Systems, Inc. 8.625% 12/15/13	1,800	1,683
Thermadyne Holdings Corp. 9.25% 2/1/14	5,710	5,310
		38,782
Chemicals - 4.1%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	6,090	6,882
Borden US Finance Corp./Nova Scotia Finance ULC 8.3488% 7/15/10 (f)(h)	4,990	4,940
Crompton Corp. 9.875% 8/1/12	4,290	4,934
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (d)	7,785	5,586
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.: - continued
Series B, 0% 10/1/14 (d)	$ 8,301	$ 5,977
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	5,920	6,586
Hercules, Inc.:
6.5% 6/30/29	6,070	4,765
6.5% 6/30/29 unit	5,500	4,617
Huntsman LLC 11.625% 10/15/10	5,972	6,987
Phibro Animal Health Corp.:
Series AO, 13% 12/1/07 unit	604	640
13% 12/1/07 unit	2,800	2,968
Resolution Performance Products LLC/RPP Capital Corp. 13.5% 11/15/10	28,415	30,688
Rhodia SA 8.875% 6/1/11	15,210	14,754
Rockwood Specialties Group, Inc. 7.5% 11/15/14 (f)	950	955
		101,279
Consumer Products - 0.5%
Revlon Consumer Products Corp. 9.5% 4/1/11	12,120	11,635
Containers - 2.0%
Anchor Glass Container Corp. 11% 2/15/13	6,050	3,812
Constar International, Inc. 11% 12/1/12	3,315	2,669
Graham Packaging Co. LP/ GPC Capital Corp. 9.875% 10/15/14 (f)	14,530	14,893
Huntsman Packaging Corp. 13% 6/1/10	11,250	9,113
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	4,410	4,476
8.25% 5/15/13	8,535	9,239
Pliant Corp. 13% 6/1/10	6,340	5,135
		49,337
Diversified Financial Services - 0.2%
Triad Acquisition Corp. 11.125% 5/1/13 (f)	4,170	4,295
Electric Utilities - 2.5%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (f)	19,380	21,803
Chivor SA E.S.P. 9.75% 12/30/14 (f)	2,900	3,081
Mirant Americas Generation LLC:
8.5% 10/1/21 (c)	13,295	15,223
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Mirant Americas Generation LLC: - continued
9.125% 5/1/31 (c)	$ 14,475	$ 17,153
Southern Energy, Inc. New York 7.9% 7/15/09 (c)(f)	5,000	4,750
		62,010
Energy - 8.5%
Aventine Renewable Energy Holdings, Inc. 9.41% 12/15/11 (f)(h)	15,780	15,701
El Paso Corp.:
7% 5/15/11	38,000	38,285
7.875% 6/15/12	12,620	13,188
El Paso Energy Corp.:
6.75% 5/15/09	10,935	10,976
7.375% 12/15/12	22,275	22,581
El Paso Production Holding Co. 7.75% 6/1/13	6,500	6,906
Hanover Compressor Co.:
0% 3/31/07	22,830	19,862
9% 6/1/14	1,105	1,204
Ocean Rig Norway AS 8.375% 7/1/13 (f)	2,190	2,289
Petroleum Geo-Services ASA 10% 11/5/10	4,245	4,585
The Coastal Corp.:
6.5% 6/1/08	10,390	10,325
6.95% 6/1/28	15,800	14,260
7.75% 6/15/10	42,465	43,686
7.75% 10/15/35	1,970	1,901
Venoco, Inc. 8.75% 12/15/11	3,670	3,743
		209,492
Entertainment/Film - 0.0%
Livent, Inc. yankee 9.375% 10/15/04 (c)	11,100	333
Environmental - 1.7%
Aleris International, Inc. 9% 11/15/14	1,070	1,118
Allied Waste North America, Inc.:
7.25% 3/15/15 (f)	27,340	26,998
7.375% 4/15/14	15,310	14,353
		42,469
Food and Drug Retail - 3.1%
Ahold Finance USA, Inc.:
6.875% 5/1/29	21,921	20,825
8.25% 7/15/10	39,237	42,965
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food and Drug Retail - continued
AmeriQual Group LLC/AmeriQual Finance Corp. 9% 4/1/12 (f)	$ 6,000	$ 6,180
Nutritional Sourcing Corp. 10.125% 8/1/09	7,424	5,605
		75,575
Food/Beverage/Tobacco - 0.6%
Doane Pet Care Co.:
9.75% 5/15/07	3,730	3,674
10.75% 3/1/10	6,605	7,133
Pierre Foods, Inc. 9.875% 7/15/12	2,240	2,341
UAP Holding Corp. 0% 7/15/12 (d)	880	752
United Agriculture Products, Inc. 8.25% 12/15/11	695	733
		14,633
Gaming - 0.4%
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (d)(f)	2,990	2,123
9% 1/15/12 (f)	1,760	1,848
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	6,680	6,513
		10,484
Healthcare - 4.5%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (f)	4,260	4,558
Athena Neurosciences Finance LLC 7.25% 2/21/08	3,065	2,912
DaVita, Inc. 7.25% 3/15/15 (f)	14,070	14,562
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	10,770	11,685
Spheris, Inc. 11% 12/15/12 (f)	3,870	3,754
Tenet Healthcare Corp.:
6.375% 12/1/11	11,625	11,015
6.5% 6/1/12	20,240	19,228
7.375% 2/1/13	25,500	24,799
9.25% 2/1/15 (f)	11,960	12,379
9.875% 7/1/14	6,675	7,159
		112,051
Homebuilding/Real Estate - 0.7%
Champion Enterprises, Inc. 7.625% 5/15/09	6,495	6,560
Champion Home Builders Co. 11.25% 4/15/07	9,905	10,697
Integrated Electrical Services, Inc. 9.375% 2/1/09	1,820	1,365
		18,622
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Insurance - 1.8%
Provident Companies, Inc.:
7% 7/15/18	$ 3,650	$ 3,668
7.25% 3/15/28	17,830	17,188
UnumProvident Corp.:
6.75% 12/15/28	11,350	10,612
7.19% 2/1/28	3,250	2,974
7.375% 6/15/32	9,190	9,190
		43,632
Leisure - 4.3%
Equinox Holdings Ltd. 9% 12/15/09	1,000	1,040
Six Flags, Inc.:
8.875% 2/1/10	1,330	1,313
9.625% 6/1/14	65,320	63,360
9.75% 4/15/13	40,010	39,010
		104,723
Paper - 0.3%
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	6,960	6,673
Publishing/Printing - 1.3%
CBD Media Holdings LLC/CBD Holdings Finance, Inc. 9.25% 7/15/12	6,140	6,324
NBC Acquisition Corp. 0% 3/15/13 (d)	12,830	8,981
Vertis, Inc.:
10.875% 6/15/09	13,265	12,867
13.5% 12/7/09 (f)	4,455	3,430
		31,602
Railroad - 0.6%
TFM SA de CV:
9.375% 5/1/12 (f)	6,565	7,025
12.5% 6/15/12	6,680	7,816
		14,841
Restaurants - 0.4%
Friendly Ice Cream Corp. 8.375% 6/15/12	5,220	5,116
Uno Restaurant Corp. 10% 2/15/11 (f)	4,780	4,613
		9,729
Services - 1.2%
Cornell Companies, Inc. 10.75% 7/1/12	4,100	4,254
FTI Consulting, Inc. 7.625% 6/15/13 (f)	1,510	1,533
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (f)	5,150	4,893
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
Integrated Electrical Services, Inc. 9.375% 2/1/09	$ 5,566	$ 4,175
Language Line, Inc. 11.125% 6/15/12	4,610	4,310
Muzak LLC/Muzak Finance Corp. 10% 2/15/09	6,005	5,367
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (f)	4,350	4,502
		29,034
Shipping - 0.5%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15	1,800	1,962
Ship Finance International Ltd. 8.5% 12/15/13	11,965	11,456
		13,418
Steels - 0.5%
Chaparral Steel Co. 10% 7/15/13 (f)	6,105	6,349
Edgen Acquisition Corp. 9.875% 2/1/11	5,980	5,920
		12,269
Super Retail - 1.3%
Brown Shoe Co., Inc. 8.75% 5/1/12	4,770	5,080
Dillard's, Inc.:
6.625% 1/15/18	3,700	3,552
7% 12/1/28	9,583	8,888
7.13% 8/1/18	7,200	7,074
7.75% 7/15/26	1,450	1,421
7.75% 5/15/27	3,680	3,620
7.875% 1/1/23	1,940	1,945
		31,580
Technology - 4.0%
Amkor Technology, Inc.:
7.125% 3/15/11	4,265	3,721
7.75% 5/15/13	16,730	14,304
Danka Business Systems PLC 11% 6/15/10	7,240	5,720
Freescale Semiconductor, Inc. 7.125% 7/15/14	4,460	4,772
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.66% 12/15/11 (f)(h)	3,840	3,840
6.875% 12/15/11 (f)	2,465	2,440
8% 12/15/14 (f)	5,715	5,529
New ASAT Finance Ltd. 9.25% 2/1/11	9,425	7,634
Semiconductor Note Participation Trust 0% 8/4/11 (f)	6,625	9,938
STATS ChipPAC Ltd. 7.5% 7/19/10 (f)	1,080	1,091
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
SunGard Data Systems, Inc.:
9.125% 8/15/13 (f)(g)	$ 11,080	$ 11,496
10.25% 8/15/15 (f)(g)	15,470	16,050
Viasystems, Inc. 10.5% 1/15/11	12,680	12,426
		98,961
Telecommunications - 10.7%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	5,000	5,625
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (h)	6,680	7,164
Cincinnati Bell, Inc. 8.375% 1/15/14	3,095	3,165
Digicel Ltd. 9.25% 9/1/12 (f)	1,220	1,258
Dobson Communications Corp. 8.875% 10/1/13	4,265	4,244
Eschelon Operating Co. 8.375% 3/15/10	3,880	3,570
Intelsat Ltd. 6.5% 11/1/13	6,070	4,939
Nextel Partners, Inc.:
8.125% 7/1/11	23,705	25,838
12.5% 11/15/09	2,223	2,412
Primus Telecommunications Group, Inc. 12.75% 10/15/09	1,840	672
Qwest Capital Funding, Inc.:
7% 8/3/09	22,120	21,567
7.25% 2/15/11	4,000	3,860
7.625% 8/3/21	3,210	2,889
7.75% 2/15/31	29,425	25,232
Qwest Communications International, Inc. 7.5% 2/15/14 (f)	14,000	13,440
Qwest Services Corp. 13.5% 12/15/10	42,420	48,783
Rogers Communications, Inc.:
6.375% 3/1/14	12,190	12,434
7.5% 3/15/15	7,260	7,950
8% 12/15/12	3,130	3,376
Rural Cellular Corp. 9.75% 1/15/10	4,825	4,813
SBA Communication Corp./SBA Telcommunications, Inc. 0% 12/15/11 (d)	5,743	5,291
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14 (f)	6,070	6,191
Time Warner Telecom, Inc. 10.125% 2/1/11	29,605	30,345
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
U.S. West Capital Funding, Inc. 6.375% 7/15/08	$ 5,000	$ 4,900
U.S. West Communications 6.875% 9/15/33	15,000	12,900
		262,858
Textiles & Apparel - 3.4%
Levi Strauss & Co.:
9.75% 1/15/15	22,090	23,195
12.25% 12/15/12	52,945	59,695
		82,890
TOTAL NONCONVERTIBLE BONDS		1,810,844
TOTAL CORPORATE BONDS (Cost $1,818,811)		1,832,239
Common Stocks - 17.2%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	15,929	0
Cable TV - 1.1%
NTL, Inc. Class A warrants 1/13/11 (a)	3	0
Pegasus Communications Corp. warrants 1/1/07 (a)	6,509	0
Telewest Global, Inc. (a)	1,256,803	28,077
		28,077
Chemicals - 0.1%
Huntsman Corp.	96,480	2,022
Consumer Products - 5.4%
Revlon, Inc. Class A (sub. vtg.) (a)(e)	35,419,684	132,469
Containers - 1.2%
Owens-Illinois, Inc. (a)	1,143,900	29,341
Trivest 1992 Special Fund Ltd. (a)(i)	3,037,732	30
		29,371
Electric Utilities - 1.4%
AES Corp. (a)	2,192,509	35,190
Energy - 0.9%
Chesapeake Energy Corp.	800,000	20,888
Food and Drug Retail - 0.8%
Pathmark Stores, Inc. (a)(e)	1,818,878	20,262
Pathmark Stores, Inc. warrants 9/19/10 (a)	747,828	359
		20,621
Common Stocks - continued
	Shares	Value (000s)
Healthcare - 2.5%
DaVita, Inc. (a)	1,306,946	$ 61,740
Hotels - 0.2%
Wyndham International, Inc. Class A (a)	4,189,700	4,776
Metals/Mining - 1.0%
Haynes International, Inc. (a)(e)(f)	1,140,617	23,383
Paper - 0.6%
Temple-Inland, Inc.	365,678	14,550
Shipping - 1.5%
Teekay Shipping Corp.	793,800	36,523
Technology - 0.4%
STATS ChipPAC Ltd. sponsored ADR (a)	261,000	1,788
Viasystems Group, Inc. (a)(i)	1,026,780	8,214
		10,002
Telecommunications - 0.1%
Choice One Communications, Inc. (a)(i)	571,711	2,258
Covad Communications Group, Inc. (a)	1,948	3
		2,261
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (i)	42,253	437
Pillowtex Corp. (a)	490,256	1
		438
TOTAL COMMON STOCKS (Cost $304,366)		422,311
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.6%
Energy - 0.4%
El Paso Corp. 4.99% (f)	10,000	11,062
Leisure - 0.2%
Six Flags, Inc. 7.25% PIERS	200,000	4,280
TOTAL CONVERTIBLE PREFERRED STOCKS		15,342
Nonconvertible Preferred Stocks - 0.2%
Broadcasting - 0.2%
Spanish Broadcasting System, Inc. Class B, 10.75%	3,671	4,020
TOTAL PREFERRED STOCKS (Cost $18,032)		19,362
Floating Rate Loans - 2.4%
	Principal Amount (000s)	Value (000s)
Energy - 0.3%
Coffeyville Resources LLC Tranche 2, term loan 10.3125% 7/8/13 (h)	$ 6,510	$ 6,705
Homebuilding/Real Estate - 0.2%
General Growth Properties, Inc. Tranche A, term loan 5.59% 11/12/07 (h)	5,787	5,838
Metals/Mining - 0.0%
Trout Coal Holdings LLC / Dakota Tranche 2, term loan 8.5% 3/23/12 (h)	550	550
Telecommunications - 1.9%
Choice One Communications, Inc. Tranche C, term loan 8.49% 11/30/10 (h)	5,294	4,936
Level 3 Communications, Inc. term loan 10.3375% 12/2/11 (h)	15,345	16,074
McLeodUSA, Inc.:
revolver loan 8.8867% 5/31/07 (c)(h)	9,402	2,162
Tranche A, term loan 8.8864% 5/31/07 (c)(h)	8,808	2,026
Tranche B, term loan 9.59% 5/30/08 (c)(h)	92,732	21,328
		46,526
TOTAL FLOATING RATE LOANS (Cost $106,392)		59,619
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 3.31% (b) (Cost $68,752)	68,751,662	68,752
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 3.27%, dated 7/29/05 due 8/1/05) (Cost $2,066)	$ 2,067	2,066
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $2,318,419)		2,404,349
NET OTHER ASSETS - 2.2%		54,897
NET ASSETS - 100%		$ 2,459,246
Security Type Abbreviation
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $359,844,000 or 14.6% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,939,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
Choice One Communications, Inc.	11/18/04	$ 2,390
Trivest 1992 Special Fund Ltd.	7/30/92	$ -
Viasystems Group, Inc.	2/13/04	$ 20,664
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Haynes International, Inc.	$ 19,412	$ -	$ 9,919	$ -	$ 23,383
Pathmark Stores, Inc.	8,701	-	1,239	-	20,262
Revlon, Inc. Class A (sub. vtg.)	89,856	-	4,964	-	132,469
Total	$ 117,969	$ -	$ 16,122	$ -	$ 176,114
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $2,288,270,000. Net unrealized appreciation aggregated $116,079,000, of which $288,180,000 related to appreciated investment securities and $172,101,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2005

1.804861.101

AHI-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 84.3%
	Principal Amount	Value
Convertible Bonds - 0.1%
Services - 0.1%
FTI Consulting, Inc. 3.75% 7/15/12 (d)	$ 558,000	$ 571,615
Nonconvertible Bonds - 84.2%
Aerospace - 1.5%
L-3 Communications Corp.:
6.375% 10/15/15 (d)	1,650,000	1,668,563
7.625% 6/15/12	1,390,000	1,487,300
Orbimage Holdings, Inc. 13.19% 7/1/12 (d)(e)	750,000	798,750
Orbital Sciences Corp. 9% 7/15/11	2,330,000	2,528,050
Primus International, Inc. 10.5% 4/15/09 (d)	1,135,000	1,203,100
		7,685,763
Air Transportation - 0.9%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	1,275,000	1,220,813
7.324% 4/15/11	485,000	441,350
7.377% 5/23/19	941,749	706,311
7.379% 5/23/16	411,104	308,328
7.8% 4/1/08	1,155,000	1,114,575
AMR Corp. 10.2% 3/15/20	15,000	10,500
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	525,000	488,223
		4,290,100
Automotive - 1.4%
Delco Remy International, Inc. 9.375% 4/15/12	1,450,000	1,116,500
Ford Motor Credit Co. 6.625% 6/16/08	1,810,000	1,810,000
Navistar International Corp.:
6.25% 3/1/12	1,110,000	1,093,350
7.5% 6/15/11	790,000	809,750
9.375% 6/1/06	585,000	605,475
Tenneco Automotive, Inc. 8.625% 11/15/14	1,545,000	1,602,938
		7,038,013
Banks and Thrifts - 0.7%
Western Financial Bank 9.625% 5/15/12	3,065,000	3,371,500
Broadcasting - 0.4%
Emmis Communications Corp. 9.3144% 6/15/12 (d)(e)	730,000	739,125
Gray Television, Inc. 9.25% 12/15/11	950,000	1,035,500
		1,774,625
Building Materials - 1.5%
Anixter International, Inc. 5.95% 3/1/15	1,020,000	994,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Building Materials - continued
Goodman Global Holdings, Inc.:
6.41% 6/15/12 (d)(e)	$ 1,370,000	$ 1,370,000
7.875% 12/15/12 (d)	1,035,000	983,250
Maax Holdings, Inc. 0% 12/15/12 (c)(d)	2,795,000	1,383,525
Nortek, Inc. 8.5% 9/1/14	1,450,000	1,406,500
NTK Holdings, Inc. 0% 3/1/14 (c)(d)	1,680,000	949,200
Ply Gem Industries, Inc. 9% 2/15/12	295,000	259,600
Texas Industries, Inc. 7.25% 7/15/13 (d)	280,000	295,400
		7,641,975
Cable TV - 3.4%
Cablevision Systems Corp. 7.88% 4/1/09 (e)	1,840,000	1,895,200
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,355,000	1,500,663
EchoStar DBS Corp. 5.75% 10/1/08	7,350,000	7,294,848
GCI, Inc. 7.25% 2/15/14	1,040,000	1,014,000
iesy Repository Gmbh 10.375% 2/15/15 (d)	1,100,000	1,111,000
Insight Communications, Inc. 0% 2/15/11 (c)	400,000	404,000
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	865,000	918,198
Kabel Deutschland GmbH 10.625% 7/1/14 (d)	810,000	897,075
Telenet Group Holding NV 0% 6/15/14 (c)(d)	2,575,000	2,060,000
		17,094,984
Capital Goods - 3.0%
Amsted Industries, Inc. 10.25% 10/15/11 (d)	1,785,000	1,945,650
Ashtead Holdings PLC 8.625% 8/1/15 (d)	820,000	848,700
Case New Holland, Inc. 6% 6/1/09	920,000	897,000
Dresser, Inc. 9.375% 4/15/11	1,605,000	1,685,250
Invensys PLC 9.875% 3/15/11 (d)	4,400,000	4,378,000
Leucadia National Corp. 7% 8/15/13	2,095,000	2,115,950
Park-Ohio Industries, Inc. 8.375% 11/15/14 (d)	1,295,000	1,217,300
Sensus Metering Systems, Inc. 8.625% 12/15/13	985,000	920,975
Terex Corp.:
9.25% 7/15/11	745,000	812,050
10.375% 4/1/11	230,000	250,125
		15,071,000
Chemicals - 3.7%
BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC 9.0988% 7/15/10 (d)(e)	290,000	290,000
Borden US Finance Corp./Nova Scotia Finance ULC:
8.3488% 7/15/10 (d)(e)	1,315,000	1,301,850
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Chemicals - continued
Borden US Finance Corp./Nova Scotia Finance ULC: - continued
9% 7/15/14 (d)	$ 1,005,000	$ 1,035,150
Crompton Corp. 9.875% 8/1/12	400,000	460,000
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (c)	890,000	638,575
Series B, 0% 10/1/14 (c)	620,000	446,400
Equistar Chemicals LP 7.55% 2/15/26	1,380,000	1,290,300
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	965,000	1,022,900
10.125% 9/1/08	565,000	617,263
Huntsman LLC:
11.0988% 7/15/11 (e)	1,450,000	1,566,000
11.5% 7/15/12	100,000	117,500
11.625% 10/15/10	90,000	105,300
IMC Global, Inc. 10.875% 6/1/08	730,000	824,900
Methanex Corp. yankee 7.75% 8/15/05	885,000	886,106
Millennium America, Inc.:
7.625% 11/15/26	185,000	173,900
9.25% 6/15/08	3,835,000	4,189,738
Nalco Co. 7.75% 11/15/11	1,485,000	1,581,525
NOVA Chemicals Corp. 7.4% 4/1/09	995,000	1,032,313
Rhodia SA 10.25% 6/1/10	705,000	756,113
		18,335,833
Consumer Products - 0.8%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	130,000	125,450
Church & Dwight Co., Inc. 6% 12/15/12	410,000	411,025
Jostens Holding Corp. 0% 12/1/13 (c)	680,000	496,400
Jostens IH Corp. 7.625% 10/1/12	550,000	559,625
Revlon Consumer Products Corp. 9.5% 4/1/11	1,430,000	1,372,800
Samsonite Corp. 8.875% 6/1/11	775,000	835,063
		3,800,363
Containers - 3.0%
Berry Plastics Corp. 10.75% 7/15/12	1,050,000	1,149,750
BWAY Corp. 10% 10/15/10	2,610,000	2,766,600
Crown European Holdings SA:
9.5% 3/1/11	695,000	766,238
10.875% 3/1/13	3,510,000	4,141,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	$ 2,060,000	$ 2,229,950
8.75% 11/15/12	480,000	524,400
Owens-Illinois, Inc.:
7.35% 5/15/08	880,000	917,400
7.5% 5/15/10	2,450,000	2,557,188
		15,053,326
Diversified Financial Services - 0.4%
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	490,000	529,837
Residential Capital Corp. 6.375% 6/30/10 (d)	715,000	726,284
Triad Acquisition Corp. 11.125% 5/1/13 (d)	890,000	916,700
		2,172,821
Diversified Media - 1.0%
Corus Entertainment, Inc. 8.75% 3/1/12	1,600,000	1,732,000
LBI Media Holdings, Inc. 0% 10/15/13 (c)	1,240,000	936,200
LBI Media, Inc. 10.125% 7/15/12	1,020,000	1,111,800
Liberty Media Corp.:
8.25% 2/1/30	910,000	918,227
8.5% 7/15/29	465,000	474,376
		5,172,603
Electric Utilities - 5.9%
AES Corp.:
8.875% 2/15/11	2,689,000	2,978,068
9.375% 9/15/10	2,095,000	2,356,875
9.5% 6/1/09	2,045,000	2,267,394
AES Gener SA 7.5% 3/25/14	1,730,000	1,786,225
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (d)	245,000	275,625
Aquila, Inc. 14.875% 7/1/12	230,000	305,900
CMS Energy Corp.:
6.3% 2/1/12	895,000	905,069
7.5% 1/15/09	1,620,000	1,696,950
8.5% 4/15/11	855,000	954,394
8.9% 7/15/08	1,220,000	1,329,800
9.875% 10/15/07	1,825,000	1,998,375
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	1,320,000	1,372,800
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	315,000	338,625
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Nevada Power Co. 10.875% 10/15/09	$ 217,000	$ 241,955
NRG Energy, Inc. 8% 12/15/13	2,924,000	3,128,680
Sierra Pacific Power Co. 6.25% 4/15/12	1,370,000	1,421,375
Sierra Pacific Resources 8.625% 3/15/14	460,000	510,600
TECO Energy, Inc.:
5.37% 5/1/10 (d)(e)	1,130,000	1,155,425
7.2% 5/1/11	1,100,000	1,186,625
Tenaska Alabama Partners LP 7% 6/30/21 (d)	980,000	1,006,950
Utilicorp Canada Finance Corp. 7.75% 6/15/11	1,745,000	1,819,163
Utilicorp United, Inc. 9.95% 2/1/11 (e)	345,000	379,500
		29,416,373
Energy - 6.4%
Chesapeake Energy Corp. 7.75% 1/15/15	1,700,000	1,844,500
El Paso Corp. 7.625% 8/16/07 (d)	560,000	578,200
Gazstream SA 5.625% 7/22/13 (d)	710,000	713,550
Hanover Compressor Co.:
0% 3/31/07	1,685,000	1,465,950
8.625% 12/15/10	630,000	667,800
9% 6/1/14	660,000	719,400
Hanover Equipment Trust 8.75% 9/1/11	245,000	261,538
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (d)	1,150,000	1,276,500
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (d)	574,000	579,740
Newfield Exploration Co. 6.625% 9/1/14	1,290,000	1,351,275
Ocean Rig Norway AS 8.375% 7/1/13 (d)	450,000	470,250
Parker Drilling Co.:
8.08% 9/1/10 (e)	2,500,000	2,600,000
9.625% 10/1/13	420,000	478,800
9.625% 10/1/13 (d)	740,000	843,600
Pride International, Inc. 7.375% 7/15/14	2,045,000	2,239,275
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	1,270,000	1,276,350
7.375% 7/15/13	2,250,000	2,396,250
Sonat, Inc.:
6.625% 2/1/08	320,000	320,400
7.625% 7/15/11	1,920,000	1,975,200
Stone Energy Corp. 6.75% 12/15/14	1,600,000	1,588,000
The Coastal Corp.:
6.375% 2/1/09	3,120,000	3,073,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
The Coastal Corp.: - continued
6.5% 6/1/08	$ 735,000	$ 730,406
6.7% 2/15/27	835,000	844,394
7.625% 9/1/08	465,000	476,044
7.75% 6/15/10	3,030,000	3,117,113
		31,887,735
Environmental - 0.3%
Allied Waste North America, Inc.:
5.75% 2/15/11	885,000	836,325
8.875% 4/1/08	535,000	564,425
Browning-Ferris Industries, Inc. 6.375% 1/15/08	25,000	24,750
		1,425,500
Food and Drug Retail - 0.9%
Rite Aid Corp.:
6.875% 8/15/13	445,000	389,375
8.125% 5/1/10	165,000	170,156
9.5% 2/15/11	415,000	445,606
Stater Brothers Holdings, Inc.:
6.91% 6/15/10 (e)	1,875,000	1,889,063
8.125% 6/15/12	1,340,000	1,350,050
		4,244,250
Food/Beverage/Tobacco - 2.3%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	610,000	648,125
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 7/15/10 (d)	1,360,000	1,358,300
7.3% 7/15/15 (d)	460,000	455,400
Smithfield Foods, Inc.:
7% 8/1/11	545,000	573,613
7.625% 2/15/08	1,640,000	1,713,800
7.75% 5/15/13	1,196,000	1,315,600
8% 10/15/09	2,635,000	2,845,800
UAP Holding Corp. 0% 7/15/12 (c)	1,625,000	1,389,375
United Agriculture Products, Inc. 8.25% 12/15/11	1,006,000	1,061,330
		11,361,343
Gaming - 5.7%
Mandalay Resort Group:
9.375% 2/15/10	1,410,000	1,575,675
10.25% 8/1/07	820,000	896,916
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
MGM MIRAGE:
6% 10/1/09	$ 3,695,000	$ 3,704,238
6.75% 9/1/12	2,935,000	3,030,388
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	640,000	648,800
6.375% 7/15/09	3,550,000	3,607,865
7.125% 8/15/14	645,000	677,250
8% 4/1/12	365,000	389,638
MTR Gaming Group, Inc. 9.75% 4/1/10	1,365,000	1,484,438
Pinnacle Entertainment, Inc. 8.25% 3/15/12	1,325,000	1,397,875
Scientific Games Corp. 6.25% 12/15/12 (d)	1,260,000	1,278,900
Seneca Gaming Corp.:
7.25% 5/1/12 (Reg. S) (d)	1,450,000	1,504,375
7.25% 5/1/12	1,580,000	1,639,250
Station Casinos, Inc. 6.875% 3/1/16 (d)	1,955,000	2,013,650
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)(d)	590,000	418,900
9% 1/15/12 (d)	1,380,000	1,449,000
Wheeling Island Gaming, Inc. 10.125% 12/15/09	2,630,000	2,787,800
		28,504,958
Healthcare - 4.9%
AmerisourceBergen Corp. 7.25% 11/15/12	2,675,000	2,942,500
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (d)	840,000	898,800
CDRV Investors, Inc. 0% 1/1/15 (c)	4,580,000	2,267,100
Concentra Operating Corp.:
9.125% 6/1/12	1,415,000	1,499,900
9.5% 8/15/10	450,000	479,250
DaVita, Inc. 6.625% 3/15/13 (d)	1,540,000	1,593,900
HCA, Inc. 5.5% 12/1/09	2,720,000	2,704,523
Mylan Laboratories, Inc.:
5.75% 8/15/10 (d)	1,620,000	1,620,000
6.375% 8/15/15 (d)	770,000	771,925
Omega Healthcare Investors, Inc. 7% 4/1/14	1,860,000	1,892,550
PerkinElmer, Inc. 8.875% 1/15/13	2,255,000	2,514,325
Psychiatric Solutions, Inc. 7.75% 7/15/15 (d)	1,270,000	1,301,750
Senior Housing Properties Trust 8.625% 1/15/12	2,325,000	2,621,438
Service Corp. International (SCI):
7.7% 4/15/09 (Reg. S)	700,000	747,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Service Corp. International (SCI): - continued
7.7% 4/15/09	$ 245,000	$ 261,231
Ventas Realty LP/Ventas Capital Corp. 6.75% 6/1/10 (d)	200,000	208,500
		24,324,942
Homebuilding/Real Estate - 3.0%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (d)	970,000	970,000
8.125% 6/1/12	3,065,000	3,218,250
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	380,000	377,150
8.875% 4/1/12	1,110,000	1,198,800
KB Home 7.75% 2/1/10	3,000,000	3,176,250
Standard Pacific Corp.:
5.125% 4/1/09	1,665,000	1,615,050
6.875% 5/15/11	880,000	897,600
Technical Olympic USA, Inc.:
7.5% 1/15/15	530,000	487,600
10.375% 7/1/12	255,000	269,025
WCI Communities, Inc.:
6.625% 3/15/15	855,000	795,150
7.875% 10/1/13	1,025,000	1,039,094
10.625% 2/15/11	790,000	850,238
		14,894,207
Hotels - 0.8%
Grupo Posadas SA de CV 8.75% 10/4/11 (d)	1,945,000	2,076,288
Host Marriott LP 7.125% 11/1/13	1,775,000	1,857,183
		3,933,471
Insurance - 0.4%
Crum & Forster Holdings Corp. 10.375% 6/15/13	1,340,000	1,460,600
Fairfax Financial Holdings Ltd. 7.75% 4/26/12	370,000	357,050
		1,817,650
Leisure - 2.4%
Equinox Holdings Ltd. 9% 12/15/09	700,000	728,000
Six Flags, Inc.:
9.625% 6/1/14	1,365,000	1,324,050
9.75% 4/15/13	740,000	721,500
Speedway Motorsports, Inc. 6.75% 6/1/13	190,000	196,888
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - continued
Town Sports International Holdings, Inc. 0% 2/1/14 (c)	$ 1,195,000	$ 824,550
Town Sports International, Inc. 9.625% 4/15/11	2,285,000	2,422,100
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	3,005,000	3,452,144
Universal City Florida Holding Co. I/II 7.96% 5/1/10 (e)	2,015,000	2,105,675
		11,774,907
Metals/Mining - 1.6%
Arch Western Finance LLC 6.75% 7/1/13	645,000	667,575
Century Aluminum Co. 7.5% 8/15/14	480,000	492,000
Compass Minerals International, Inc.:
0% 12/15/12 (c)	1,135,000	993,125
0% 6/1/13 (c)	1,780,000	1,486,300
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	570,000	562,163
10.125% 2/1/10	500,000	556,250
Massey Energy Co. 6.625% 11/15/10	650,000	669,500
Peabody Energy Corp. 6.875% 3/15/13	420,000	444,150
Vedanta Resources PLC 6.625% 2/22/10 (d)	1,965,000	1,945,350
		7,816,413
Paper - 1.1%
Georgia-Pacific Corp.:
8% 1/15/14	1,985,000	2,183,500
8.125% 5/15/11	535,000	598,531
8.875% 2/1/10	895,000	1,009,113
9.375% 2/1/13	600,000	678,000
Norske Skog Canada Ltd. 8.625% 6/15/11	1,045,000	1,086,800
		5,555,944
Publishing/Printing - 1.7%
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09	485,000	531,075
Houghton Mifflin Co.:
7.2% 3/15/11	170,000	176,800
9.875% 2/1/13	1,600,000	1,744,000
NBC Acquisition Corp. 0% 3/15/13 (c)	1,980,000	1,386,000
The Reader's Digest Association, Inc. 6.5% 3/1/11	4,570,000	4,684,250
		8,522,125
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Railroad - 0.5%
Kansas City Southern Railway Co. 7.5% 6/15/09	$ 1,380,000	$ 1,421,400
TFM SA de CV yankee 10.25% 6/15/07	870,000	926,550
		2,347,950
Restaurants - 1.2%
Carrols Corp. 9% 1/15/13 (d)	1,905,000	1,976,438
Domino's, Inc. 8.25% 7/1/11	450,000	481,500
Friendly Ice Cream Corp. 8.375% 6/15/12	1,735,000	1,700,300
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	2,030,000	2,007,163
		6,165,401
Services - 1.4%
FTI Consulting, Inc. 7.625% 6/15/13 (d)	320,000	324,800
Iron Mountain, Inc.:
7.75% 1/15/15	1,395,000	1,422,900
8.25% 7/1/11	800,000	816,000
8.625% 4/1/13	1,375,000	1,443,750
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (d)	920,000	952,200
Rural/Metro Corp.:
0% 3/15/16 (c)(d)	1,540,000	831,600
9.875% 3/15/15 (d)	285,000	286,425
United Rentals North America, Inc. 7% 2/15/14	820,000	772,850
		6,850,525
Shipping - 2.5%
General Maritime Corp. 10% 3/15/13	2,380,000	2,600,150
OMI Corp. 7.625% 12/1/13	3,310,000	3,367,925
Ship Finance International Ltd. 8.5% 12/15/13	4,555,000	4,361,413
Teekay Shipping Corp. 8.875% 7/15/11	1,635,000	1,872,075
		12,201,563
Steels - 1.2%
Allegheny Technologies, Inc. 8.375% 12/15/11	1,495,000	1,584,700
CSN Islands VII Corp. 10.75% 9/12/08 (d)	1,110,000	1,237,650
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	1,945,000	2,149,225
Ryerson Tull, Inc. 8.25% 12/15/11	1,240,000	1,184,200
		6,155,775
Super Retail - 1.8%
Asbury Automotive Group, Inc. 9% 6/15/12	2,715,000	2,816,813
Buhrmann US, Inc. 7.875% 3/1/15 (d)	690,000	681,375
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Super Retail - continued
JCPenney Co., Inc.:
7.375% 8/15/08	$ 810,000	$ 866,700
7.6% 4/1/07	450,000	469,688
Nebraska Book Co., Inc. 8.625% 3/15/12	1,180,000	1,123,950
Saks, Inc. 9.875% 10/1/11	1,015,000	1,083,513
Sonic Automotive, Inc. 8.625% 8/15/13	1,930,000	1,987,900
		9,029,939
Technology - 6.7%
Advanced Micro Devices, Inc. 7.75% 11/1/12	1,475,000	1,493,438
Amkor Technology, Inc.:
7.75% 5/15/13	280,000	239,400
9.25% 2/15/08	280,000	264,600
Celestica, Inc.:
7.625% 7/1/13	1,170,000	1,189,013
7.875% 7/1/11	3,305,000	3,412,413
Freescale Semiconductor, Inc. 6.875% 7/15/11	3,725,000	3,929,875
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.66% 12/15/11 (d)(e)	1,420,000	1,420,000
Micron Technology, Inc. 6.5% 9/30/05 (f)	2,142,858	2,132,144
New ASAT Finance Ltd. 9.25% 2/1/11	715,000	579,150
Nortel Networks Corp. 6.125% 2/15/06	1,440,000	1,447,200
Sanmina-SCI Corp.:
6.75% 3/1/13	1,320,000	1,272,150
10.375% 1/15/10	1,080,000	1,204,200
STATS ChipPAC Ltd. 7.5% 7/19/10 (d)	1,705,000	1,722,050
SunGard Data Systems, Inc.:
8.5248% 8/15/13 (d)(e)	1,220,000	1,262,700
9.125% 8/15/13 (d)	2,270,000	2,355,125
10.25% 8/15/15 (d)	280,000	290,500
Viasystems, Inc. 10.5% 1/15/11	245,000	240,100
Xerox Capital Trust I 8% 2/1/27	1,155,000	1,201,200
Xerox Corp.:
6.875% 8/15/11	4,330,000	4,535,675
7.125% 6/15/10	670,000	710,200
7.625% 6/15/13	1,115,000	1,187,475
9.75% 1/15/09	1,315,000	1,485,950
		33,574,558
Telecommunications - 9.4%
American Tower Corp. 7.125% 10/15/12	515,000	544,613
American Towers, Inc. 7.25% 12/1/11	355,000	374,525
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Digicel Ltd. 9.25% 9/1/12 (d)	$ 2,030,000	$ 2,093,438
Empresa Brasileira de Telecomm SA 11% 12/15/08	958,000	1,082,540
Intelsat Ltd.:
5.25% 11/1/08	2,105,000	1,983,963
6.5% 11/1/13	2,490,000	2,026,238
7.625% 4/15/12	1,260,000	1,121,400
8.695% 1/15/12 (d)(e)	1,265,000	1,290,300
MCI, Inc. 8.735% 5/1/14 (e)	1,760,000	1,971,200
Millicom International Cellular SA 10% 12/1/13	2,173,000	2,254,488
Mobile Telesystems Finance SA 8% 1/28/12 (d)	1,280,000	1,312,000
New Skies Satellites BV:
8.5388% 11/1/11 (e)	1,830,000	1,903,200
9.125% 11/1/12	1,425,000	1,482,000
Nextel Communications, Inc.:
5.95% 3/15/14	1,215,000	1,256,006
6.875% 10/31/13	4,590,000	4,865,400
PanAmSat Corp. 9% 8/15/14	1,459,000	1,608,548
Qwest Capital Funding, Inc.:
7% 8/3/09	805,000	784,875
7.9% 8/15/10	950,000	952,375
Qwest Corp.:
6.6706% 6/15/13 (d)(e)	3,080,000	3,210,900
8.875% 3/15/12	3,680,000	4,029,600
Qwest Services Corp.:
13.5% 12/15/10	710,000	816,500
14% 12/15/14	290,000	350,900
Rogers Communications, Inc.:
7.25% 12/15/12	900,000	972,000
8% 12/15/12	630,000	679,613
9.625% 5/1/11	2,135,000	2,513,963
Rural Cellular Corp. 9.75% 1/15/10	415,000	413,963
SBA Communications Corp. 8.5% 12/1/12	1,675,000	1,809,000
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	190,000	193,800
Time Warner Telecom, Inc. 10.125% 2/1/11	460,000	471,500
U.S. West Capital Funding, Inc. 6.375% 7/15/08	2,180,000	2,136,400
U.S. West Communications 7.5% 6/15/23	275,000	253,688
		46,758,936
Textiles & Apparel - 0.4%
Levi Strauss & Co.:
8.2544% 4/1/12 (e)	1,010,000	1,010,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Textiles & Apparel - continued
Levi Strauss & Co.: - continued
12.25% 12/15/12	$ 465,000	$ 524,288
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	465,000	467,325
		2,001,613
TOTAL NONCONVERTIBLE BONDS		419,068,984
TOTAL CORPORATE BONDS (Cost $410,292,212)		419,640,599
Commercial Mortgage Securities - 0.2%

Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWD, 6.947% 10/11/37 (d)	114,046	116,140
Class BWE, 7.226% 10/11/37 (d)	158,673	161,460
Class BWF, 7.55% 10/11/37 (d)	137,847	140,530
Class BWG, 8.155% 10/11/37 (d)	133,880	135,157
Class BWH, 9.073% 10/11/37 (d)	99,171	101,740
Class BWJ, 9.99% 10/11/37 (d)	114,046	116,666
Class BWK, 10.676% 10/11/37 (d)	99,171	102,008
Class BWL, 10.1596% 10/11/37 (d)	161,648	153,921
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $973,908)		1,027,622
Common Stocks - 0.2%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	10	0
Chemicals - 0.2%
Huntsman Corp.	30,529	639,923
Gaming - 0.0%
Scientific Games Corp. Class A (a)	3,600	98,568
TOTAL COMMON STOCKS (Cost $320,869)		738,491
Floating Rate Loans - 9.5%
	Principal Amount	Value
Building Materials - 0.5%
Masonite International Corp. term loan 9.3838% 4/6/15 (e)	$ 2,410,000	$ 2,406,988
Cable TV - 0.5%
UPC Broadband Holding BV Tranche H2, term loan 6.2544% 9/30/12 (e)	2,480,000	2,498,600
Diversified Financial Services - 0.0%
Newkirk Master LP Tranche B term loan 5.5706% 7/31/08 (e)	80,000	80,900
Electric Utilities - 1.6%
Cogentrix Delaware Holdings, Inc. term loan 5.24% 4/14/12 (e)	2,585,100	2,614,182
Covanta Energy Corp.:
Tranche 1:
Credit-Linked Deposit 6.46% 6/24/12 (e)	1,332,358	1,352,343
term loan 6.46% 6/24/12 (e)	1,077,642	1,093,807
Tranche 2, term loan 8.96% 6/24/13 (e)	1,010,000	1,010,000
Riverside Energy Center LLC:
term loan 7.93% 6/24/11 (e)	1,863,020	1,900,280
Credit-Linked Deposit 7.93% 6/24/11 (e)	87,082	88,389
		8,059,001
Energy - 2.9%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.063% 7/8/11 (e)	80,000	81,500
Tranche 2, term loan 10.3125% 7/8/13 (e)	1,330,000	1,369,900
Tranche B1, term loan 6.063% 7/8/12 (e)	120,000	122,250
El Paso Corp.:
Credit-Linked Deposit 5.855% 11/22/09 (e)	2,410,300	2,431,390
term loan 6.24% 11/22/09 (e)	1,846,918	1,870,004
Kerr-McGee Corp.:
Tranche B, term loan 5.79% 5/24/11 (e)	4,810,000	4,900,188
Tranche X, term loan 5.71% 5/24/07 (e)	2,710,000	2,716,775
Magellan Midstream Holdings LP term loan 5.785% 6/30/12 (e)	700,000	711,375
		14,203,382
Environmental - 0.8%
Envirocare of Utah, Inc.:
Tranche 1, term loan 6.11% 4/13/10 (e)	2,262,273	2,290,551
Tranche 2, term loan 8.86% 4/13/10 (e)	1,710,000	1,731,375
		4,021,926
Floating Rate Loans - continued
	Principal Amount	Value
Healthcare - 0.5%
DaVita, Inc. Tranche B, term loan LIBOR + 2.25% 7/30/12 (e)	$ 2,285,000	$ 2,322,131
Homebuilding/Real Estate - 1.3%
General Growth Properties, Inc.:
Tranche A, term loan 5.59% 11/12/07 (e)	1,047,946	1,057,115
Tranche B, term loan 5.49% 11/12/08 (e)	1,592,420	1,614,316
LNR Property Corp.:
Tranche A, term loan 7.71% 2/3/08 (e)	1,000,000	1,000,000
Tranche B, term loan:
6.3396% 2/3/08 (e)	2,008,939	2,031,539
8.46% 2/3/08 (e)	1,000,000	1,000,000
		6,702,970
Technology - 1.0%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 5.1% 3/9/11 (e)	1,765,575	1,763,368
Tranche B, term loan 5.1% 3/9/13 (e)	672,600	673,441
Infor Global Solutions AG Tranche 2, term loan 10.729% 4/18/12 (e)	780,000	780,975
SunGard Data Systems, Inc. Tranche B, term loan 6.28% 2/10/13 (e)	1,540,000	1,559,250
		4,777,034
Telecommunications - 0.4%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (e)	2,125,000	2,119,688
TOTAL FLOATING RATE LOANS (Cost $46,774,454)		47,192,620
Money Market Funds - 5.5%
	Shares
Fidelity Cash Central Fund, 3.31% (b) (Cost $27,628,930)	27,628,930	27,628,930
Cash Equivalents - 0.4%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.27%, dated 7/29/05 due 8/1/05) (Cost $2,084,000)	$ 2,084,568	$ 2,084,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $488,074,373)		498,312,262
NET OTHER ASSETS - (0.1)%		(297,174)
NET ASSETS - 100%		$ 498,015,088
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $75,730,238 or 15.2% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,132,144 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Micron Technology, Inc. 6.5% 9/30/05	8/8/02 - 1/21/03	$ 1,881,250
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $487,048,425. Net unrealized appreciation aggregated $11,263,837, of which $15,216,890 related to appreciated investment securities and $3,953,053 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Intermediate
Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2005

1.804849.101

LTB-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.3%
Automobiles - 0.3%
General Motors Corp. 8.25% 7/15/23	$ 4,535,000	$ 4,058,825
Media - 1.0%
AOL Time Warner, Inc. 6.125% 4/15/06	2,400,000	2,428,538
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	2,000,000	2,064,682
Cox Communications, Inc. 7.125% 10/1/12	1,235,000	1,364,558
Hearst-Argyle Television, Inc. 7% 11/15/07	1,000,000	1,042,898
Liberty Media Corp.:
5.7% 5/15/13	1,500,000	1,388,216
8.25% 2/1/30	1,665,000	1,680,053
News America Holdings, Inc. 7.375% 10/17/08	2,000,000	2,153,710
News America, Inc. 4.75% 3/15/10	2,000,000	1,992,984
		14,115,639
TOTAL CONSUMER DISCRETIONARY		18,174,464
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a)	1,620,000	1,591,742
Food Products - 0.2%
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (a)	1,675,000	1,635,641
5.125% 10/1/13 (a)	1,055,000	1,050,409
		2,686,050
Tobacco - 0.3%
Philip Morris Companies, Inc. 7.65% 7/1/08	4,635,000	4,986,713
TOTAL CONSUMER STAPLES		9,264,505
ENERGY - 2.1%
Energy Equipment & Services - 0.5%
Cooper Cameron Corp. 2.65% 4/15/07	1,555,000	1,501,653
Petronas Capital Ltd. 7% 5/22/12 (a)	4,495,000	5,042,253
		6,543,906
Oil, Gas & Consumable Fuels - 1.6%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	1,965,000	1,951,813
EnCana Holdings Finance Corp. 5.8% 5/1/14	1,040,000	1,097,206
Enterprise Products Operating LP:
4.625% 10/15/09	1,290,000	1,269,394
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP: - continued
5.6% 10/15/14	$ 380,000	$ 385,420
Kerr-McGee Corp. 6.875% 9/15/11	1,595,000	1,697,080
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	2,100,000	2,094,464
5.35% 8/15/07	1,070,000	1,076,126
Nexen, Inc.:
5.05% 11/20/13	1,485,000	1,476,048
5.2% 3/10/15	1,185,000	1,175,753
Pemex Project Funding Master Trust:
6.125% 8/15/08	1,000,000	1,025,000
7.375% 12/15/14	3,000,000	3,315,000
7.875% 2/1/09 (e)	3,000,000	3,255,000
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (a)	2,100,000	2,457,036
Williams Companies, Inc. 7.125% 9/1/11	995,000	1,084,550
		23,359,890
TOTAL ENERGY		29,903,796
FINANCIALS - 10.7%
Capital Markets - 1.4%
Bank of New York Co., Inc.:
3.4% 3/15/13 (e)	1,300,000	1,253,963
4.25% 9/4/12 (e)	1,510,000	1,497,893
Credit Suisse First Boston (USA), Inc. 4.7% 6/1/09	1,925,000	1,931,570
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,000,000	3,043,101
6.6% 1/15/12	3,000,000	3,273,285
Legg Mason, Inc. 6.75% 7/2/08	4,235,000	4,498,671
Lehman Brothers Holdings, Inc. 7% 2/1/08	2,400,000	2,537,438
Merrill Lynch & Co., Inc. 4.25% 2/8/10	2,740,000	2,689,368
		20,725,289
Commercial Banks - 1.2%
Bank of America Corp.:
6.25% 4/15/12	840,000	911,655
7.125% 9/15/06	2,000,000	2,059,772
FleetBoston Financial Corp. 3.85% 2/15/08	1,000,000	982,358
Korea Development Bank:
3.875% 3/2/09	3,850,000	3,739,413
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Korea Development Bank: - continued
4.75% 7/20/09	$ 1,300,000	$ 1,299,697
Mellon Bank NA, Pittsburgh 7.375% 5/15/07	1,800,000	1,882,642
U.S. Bank NA, Minnesota 5.7% 12/15/08	2,000,000	2,066,416
Wachovia Bank NA 4.875% 2/1/15	2,600,000	2,580,682
Wachovia Corp. 4.875% 2/15/14	1,970,000	1,955,725
		17,478,360
Consumer Finance - 2.1%
Capital One Bank 6.5% 6/13/13	2,315,000	2,509,712
Ford Motor Credit Co. 7.875% 6/15/10	12,000,000	12,111,708
Household Finance Corp. 4.125% 11/16/09	7,705,000	7,524,056
Household International, Inc. 8.875% 2/15/08	2,550,000	2,609,560
MBNA America Bank NA 4.625% 8/3/09	4,000,000	4,003,616
MBNA Corp. 6.25% 1/17/07	1,155,000	1,183,813
		29,942,465
Diversified Financial Services - 1.2%
Alliance Capital Management LP 5.625% 8/15/06	1,495,000	1,505,045
CIT Group, Inc. 3.875% 11/3/08	530,000	518,264
International Lease Finance Corp. 4.375% 11/1/09	2,000,000	1,974,660
JPMorgan Chase & Co.:
4.875% 3/15/14	2,190,000	2,164,874
5.75% 1/2/13	7,500,000	7,905,465
Salomon Smith Barney Holdings, Inc. 6.5% 2/15/08	2,425,000	2,540,372
		16,608,680
Insurance - 0.6%
Aegon NV 4.75% 6/1/13	3,400,000	3,349,935
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	1,480,000	1,578,282
The St. Paul Travelers Companies, Inc.: 6.38%12/15/08	2,200,000	2,314,415
8.125% 4/15/10	1,750,000	1,985,548
		9,228,180
Real Estate - 3.6%
AMB Property LP 7.2% 12/15/05	2,000,000	2,021,958
Archstone Smith Operating Trust 5.25% 5/1/15	1,540,000	1,538,050
Arden Realty LP:
5.2% 9/1/11	1,200,000	1,191,262
7% 11/15/07	3,460,000	3,638,840
AvalonBay Communities, Inc. 5% 8/1/07	1,380,000	1,386,951
Boston Properties, Inc. 6.25% 1/15/13	2,830,000	3,012,696
Brandywine Operating Partnership LP 4.5% 11/1/09	3,310,000	3,216,615
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate - continued
BRE Properties, Inc.:
4.875% 5/15/10	$ 1,765,000	$ 1,741,917
5.95% 3/15/07	875,000	891,580
Camden Property Trust:
4.375% 1/15/10	1,450,000	1,410,013
5.875% 11/30/12	1,700,000	1,750,575
CarrAmerica Realty Corp. 5.25% 11/30/07	1,940,000	1,949,908
Colonial Properties Trust 4.75% 2/1/10	1,390,000	1,356,195
Developers Diversified Realty Corp.:
4.625% 8/1/10	2,325,000	2,269,712
5.25% 4/15/11	4,660,000	4,684,474
EOP Operating LP:
4.65% 10/1/10	6,440,000	6,317,968
4.75% 3/15/14	1,070,000	1,037,088
Gables Realty LP:
5% 3/15/10	865,000	847,044
5.75% 7/15/07	5,245,000	5,330,105
Healthcare Realty Trust, Inc. 5.125% 4/1/14	670,000	647,286
Post Apartment Homes LP 5.45% 6/1/12	1,800,000	1,790,226
Simon Property Group LP:
4.6% 6/15/10 (a)	1,215,000	1,195,686
5.1% 6/15/15 (a)	1,800,000	1,773,000
		50,999,149
Thrifts & Mortgage Finance - 0.6%
Abbey National PLC 6.69% 10/17/05	1,020,000	1,026,064
Countrywide Home Loans, Inc. 4% 3/22/11	1,890,000	1,798,465
Independence Community Bank Corp. 3.75% 4/1/14 (e)	545,000	523,916
Residential Capital Corp. 6.375% 6/30/10 (a)	1,710,000	1,736,986
Washington Mutual, Inc.:
4.375% 1/15/08	1,665,000	1,656,783
4.625% 4/1/14	1,580,000	1,507,641
		8,249,855
TOTAL FINANCIALS		153,231,978
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (a)	1,995,000	1,978,990
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Bombardier, Inc.:
6.3% 5/1/14 (a)	$ 1,515,000	$ 1,424,100
7.45% 5/1/34 (a)	60,000	52,200
		3,455,290
Airlines - 0.5%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	239,326	246,211
6.978% 10/1/12	568,945	591,474
7.024% 4/15/11	1,370,000	1,423,902
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	1,375,824	1,355,694
7.056% 3/15/11	1,330,000	1,380,623
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	2,020,000	1,878,494
		6,876,398
Industrial Conglomerates - 0.3%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (a)	705,000	752,257
Hutchison Whampoa International 03/33 Ltd. 6.25% 1/24/14 (a)	3,625,000	3,828,743
		4,581,000
Road & Rail - 0.3%
Canadian Pacific Railway Co. yankee 6.25% 10/15/11	2,700,000	2,897,999
Norfolk Southern Corp. 5.257% 9/17/14	1,731,000	1,769,877
		4,667,876
TOTAL INDUSTRIALS		19,580,564
INFORMATION TECHNOLOGY - 0.2%
Computers & Peripherals - 0.2%
NCR Corp. 7.125% 6/15/09	2,270,000	2,419,230
MATERIALS - 0.4%
Metals & Mining - 0.4%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (a)	5,580,000	6,043,865
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.7%
Ameritech Capital Funding Corp. 6.25% 5/18/09	1,100,000	1,154,230
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T Broadband Corp. 8.375% 3/15/13	$ 3,000,000	$ 3,606,315
BellSouth Corp. 5.2% 9/15/14	3,710,000	3,762,500
British Telecommunications PLC:
8.375% 12/15/10	2,835,000	3,312,763
8.875% 12/15/30	775,000	1,087,582
Koninklijke KPN NV yankee 8% 10/1/10	2,940,000	3,352,908
SBC Communications, Inc. 4.125% 9/15/09	5,000,000	4,894,040
Sprint Capital Corp. 8.375% 3/15/12	2,050,000	2,431,212
Telecom Italia Capital:
4% 11/15/08	3,000,000	2,941,173
4% 1/15/10 (a)	1,940,000	1,871,955
4.95% 9/30/14 (a)	1,780,000	1,744,733
Telefonos de Mexico SA de CV 4.75% 1/27/10 (a)	4,695,000	4,631,679
TELUS Corp. yankee 7.5% 6/1/07	1,310,000	1,377,630
Verizon Global Funding Corp. 7.25% 12/1/10	1,697,000	1,890,597
		38,059,317
Wireless Telecommunication Services - 0.3%
America Movil SA de CV 4.125% 3/1/09	1,310,000	1,270,743
AT&T Wireless Services, Inc. 7.875% 3/1/11	2,820,000	3,230,296
		4,501,039
TOTAL TELECOMMUNICATION SERVICES		42,560,356
UTILITIES - 2.8%
Electric Utilities - 1.8%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	2,265,000	2,338,864
Duke Capital LLC 6.25% 2/15/13	3,250,000	3,480,649
Exelon Corp. 6.75% 5/1/11	970,000	1,058,606
Exelon Generation Co. LLC 5.35% 1/15/14	3,000,000	3,052,113
FirstEnergy Corp.:
5.5% 11/15/06	1,500,000	1,519,139
6.45% 11/15/11	1,480,000	1,591,551
Monongahela Power Co. 5% 10/1/06	1,370,000	1,375,735
Niagara Mohawk Power Corp. 8.875% 5/15/07	400,000	429,363
Oncor Electric Delivery Co.:
5% 9/1/07	2,000,000	2,010,884
6.375% 5/1/12	1,155,000	1,248,706
Progress Energy, Inc. 7.1% 3/1/11	1,800,000	1,977,887
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
PSI Energy, Inc. 6.65% 6/15/06	$ 3,775,000	$ 3,848,775
TXU Energy Co. LLC 7% 3/15/13	1,210,000	1,338,721
		25,270,993
Gas Utilities - 0.1%
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,010,000	1,120,524
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc. 7% 4/1/12	3,052,000	3,380,462
TXU Corp. 5.55% 11/15/14 (a)	1,645,000	1,603,673
		4,984,135
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
4.75% 12/15/10	2,050,000	2,035,908
6.25% 6/30/12	1,795,000	1,918,780
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	3,400,000	3,538,785
Sempra Energy 7.95% 3/1/10	830,000	930,618
		8,424,091
TOTAL UTILITIES		39,799,743
TOTAL NONCONVERTIBLE BONDS (Cost $317,395,660)		320,978,501
U.S. Government and Government Agency Obligations - 30.7%

U.S. Government Agency Obligations - 13.5%
Fannie Mae:
3.25% 1/15/08	5,532,000	5,402,236
3.25% 2/15/09	28,000,000	26,996,732
4.375% 7/17/13	4,850,000	4,715,165
5.25% 8/1/12	30,000,000	30,902,310
5.5% 3/15/11	19,700,000	20,687,758
6% 5/15/11	17,655,000	18,996,162
6.25% 2/1/11	735,000	789,622
Federal Home Loan Bank 3.75% 9/28/06	375,000	372,773
Freddie Mac:
5.25% 11/5/12	1,405,000	1,403,802
5.75% 1/15/12	25,460,000	27,271,530
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.875% 3/21/11	$ 2,655,000	$ 2,815,107
6.625% 9/15/09	48,400,000	52,479,926
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		192,833,123
U.S. Treasury Inflation Protected Obligations - 4.8%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	28,733,320	27,603,828
2% 1/15/14	40,191,366	40,632,076
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		68,235,904
U.S. Treasury Obligations - 12.4%
U.S. Treasury Bonds 6.25% 5/15/30	970,000	1,219,244
U.S. Treasury Notes:
3.125% 1/31/07	20,200,000	19,949,076
3.375% 10/15/09	51,000,000	49,483,923
3.625% 4/30/07	1,126,000	1,118,699
3.625% 6/30/07 (b)	1,027,000	1,019,578
4.25% 8/15/13	10,902,000	10,915,628
4.75% 5/15/14	91,560,000	94,757,454
TOTAL U.S. TREASURY OBLIGATIONS		178,463,602
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $445,368,361)		439,532,629
U.S. Government Agency - Mortgage Securities - 6.7%

Fannie Mae - 5.7%
3.463% 4/1/34 (e)	554,244	552,136
3.75% 9/1/33 (e)	1,258,547	1,234,448
3.753% 10/1/33 (e)	230,052	226,701
3.786% 12/1/34 (e)	292,937	289,704
3.793% 6/1/34 (e)	988,208	965,106
3.828% 1/1/35 (e)	237,326	235,263
3.838% 1/1/35 (e)	663,045	660,381
3.867% 1/1/35 (e)	383,343	381,217
3.876% 11/1/34 (e)	1,498,953	1,486,901
3.913% 12/1/34 (e)	201,206	199,634
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.97% 5/1/33 (e)	$ 77,869	$ 77,403
3.975% 1/1/35 (e)	299,472	296,587
3.981% 12/1/34 (e)	283,854	280,883
4.008% 12/1/34 (e)	1,537,394	1,534,276
4.011% 1/1/35 (e)	194,667	192,716
4.023% 2/1/35 (e)	215,364	213,507
4.03% 1/1/35 (e)	119,949	119,370
4.045% 5/1/34 (e)	101,449	101,384
4.049% 2/1/35 (e)	202,673	201,145
4.053% 10/1/18 (e)	232,281	229,984
4.079% 4/1/33 (e)	73,354	73,246
4.104% 2/1/35 (e)	139,875	139,190
4.11% 2/1/35 (e)	139,465	138,974
4.117% 2/1/35 (e)	390,312	388,787
4.118% 1/1/35 (e)	432,383	430,460
4.121% 2/1/35 (e)	801,072	797,357
4.137% 1/1/35 (e)	748,958	745,995
4.138% 2/1/35 (e)	496,604	498,450
4.144% 1/1/35 (e)	613,661	616,531
4.154% 2/1/35 (e)	397,209	396,048
4.178% 1/1/35 (e)	839,967	847,968
4.183% 1/1/35 (e)	360,338	359,993
4.189% 11/1/34 (e)	121,923	121,705
4.197% 1/1/35 (e)	462,246	459,221
4.232% 3/1/34 (e)	206,242	205,547
4.25% 2/1/35 (e)	240,356	238,996
4.258% 10/1/34 (e)	599,477	603,013
4.293% 3/1/35 (e)	232,915	232,885
4.297% 7/1/34 (e)	209,735	210,253
4.302% 1/1/35 (e)	308,680	306,778
4.306% 8/1/33 (e)	492,837	490,880
4.315% 3/1/33 (e)	109,115	108,881
4.323% 5/1/35 (e)	345,673	345,193
4.335% 2/1/35 (e)	159,689	159,280
4.349% 1/1/35 (e)	229,138	227,098
4.351% 1/1/35 (e)	235,003	234,151
4.367% 2/1/34 (e)	578,809	577,322
4.372% 4/1/35 (e)	165,485	165,201
4.401% 2/1/35 (e)	358,616	356,039
4.409% 5/1/35 (e)	704,068	704,393
4.433% 11/1/34 (e)	3,715,561	3,714,192
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.455% 3/1/35 (e)	$ 319,477	$ 316,694
4.467% 10/1/34 (e)	1,325,360	1,325,899
4.479% 4/1/34 (e)	407,461	408,051
4.489% 8/1/34 (e)	784,585	784,217
4.5% 8/1/33 to 3/1/35	1,698,817	1,630,310
4.5% 3/1/35 (e)	703,934	701,520
4.508% 1/1/35 (e)	413,770	416,184
4.529% 3/1/35 (e)	658,720	656,044
4.554% 7/1/35 (e)	850,000	850,398
4.564% 2/1/35 (e)	1,627,727	1,629,634
4.57% 2/1/35 (e)	253,485	254,261
4.619% 2/1/35 (e)	706,078	703,513
4.645% 2/1/35 (e)	192,308	193,385
4.649% 11/1/34 (e)	834,317	836,156
4.687% 11/1/34 (e)	817,358	818,424
4.714% 3/1/35 (e)	2,107,254	2,115,747
4.74% 7/1/34 (e)	716,062	711,317
4.741% 3/1/35 (e)	402,552	402,552
4.823% 12/1/34 (e)	669,730	672,086
4.847% 12/1/34 (e)	271,317	272,122
5.123% 2/1/35 (e)	2,112,910	2,109,200
5.137% 5/1/35 (e)	186,624	186,879
5.204% 6/1/35 (e)	1,213,645	1,229,532
5.366% 12/1/32 (e)	367,988	372,128
5.5% 9/1/10 to 5/1/25	10,006,564	10,169,065
5.817% 5/1/35 (e)	1,670,300	1,688,059
6% 5/1/16 to 4/1/17	1,605,083	1,658,650
6.5% 12/1/13 to 3/1/35	15,744,041	16,327,504
6.5% 8/1/35 (b)	2,360,481	2,443,835
7% 11/1/11 to 6/1/33	3,931,335	4,137,309
7% 8/1/20 (b)	88,453	92,572
7.5% 8/1/17 to 9/1/28	1,297,945	1,386,481
8.5% 6/1/11 to 9/1/25	174,901	189,605
9.5% 2/1/25	52,658	58,095
10.5% 8/1/20	27,801	31,572
11% 8/1/15	261,838	283,503
12.5% 12/1/13 to 4/1/15	15,805	17,685
TOTAL FANNIE MAE		82,452,961
Freddie Mac - 0.9%
4.106% 12/1/34 (e)	262,556	260,962
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.13% 12/1/34 (e)	$ 392,758	$ 390,960
4.223% 1/1/35 (e)	1,184,196	1,179,929
4.3% 5/1/35 (e)	579,197	576,234
4.311% 12/1/34 (e)	331,301	329,301
4.312% 3/1/35 (e)	339,275	338,200
4.368% 3/1/35 (e)	492,188	486,651
4.4% 2/1/35 (e)	657,605	650,412
4.404% 2/1/35 (e)	745,686	743,705
4.446% 3/1/35 (e)	294,491	291,109
4.449% 2/1/34 (e)	384,966	383,347
4.49% 3/1/35 (e)	898,915	891,050
4.497% 6/1/35 (e)	491,204	490,846
4.498% 3/1/35 (e)	2,325,000	2,309,742
4.504% 3/1/35 (e)	367,663	364,044
4.565% 2/1/35 (e)	520,308	520,999
5.036% 4/1/35 (e)	1,958,722	1,970,638
8.5% 9/1/24 to 8/1/27	172,792	188,474
10% 5/1/09	5,709	6,098
10.5% 5/1/21	38,055	40,761
11% 12/1/11	2,353	2,545
11.5% 10/1/15	7,194	7,937
11.75% 10/1/10	10,444	11,264
TOTAL FREDDIE MAC		12,435,208
Government National Mortgage Association - 0.1%
6.5% 2/15/29	463,485	484,800
7% 2/15/28 to 11/15/28	1,057,377	1,118,242
7.5% 2/15/28 to 10/15/28	13,992	14,972
8% 5/15/06 to 10/15/24	91,628	94,657
8.5% 4/15/17 to 10/15/21	149,827	164,366
11% 7/20/19 to 8/20/19	11,688	12,848
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		1,889,885
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $96,910,322)		96,778,054
Asset-Backed Securities - 7.1%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 5.31% 11/25/32 (e)	955,000	966,234
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.: - continued
Series 2004-HE1:
Class M1, 3.96% 2/25/34 (e)	$ 525,000	$ 525,185
Class M2, 4.56% 2/25/34 (e)	600,000	600,301
American Express Credit Account Master Trust:
Series 2004-1 Class B, 3.6381% 9/15/11 (e)	1,430,000	1,435,627
Series 2004-C Class C, 3.8881% 2/15/12 (a)(e)	5,630,144	5,646,759
AmeriCredit Automobile Receivables Trust Series 2005-1 Class E, 5.82% 6/6/12 (a)	920,000	922,484
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 3.89% 4/25/34 (e)	300,000	299,987
Class M2, 3.94% 4/25/34 (e)	225,000	224,991
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 3.7681% 4/15/33 (e)	264,329	264,438
Series 2003-HE7 Class A3, 3.7481% 12/15/33 (e)	1,002,670	1,006,367
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.7681% 12/15/09 (e)	1,290,000	1,295,375
Series 2002-C1 Class C1, 4.3481% 12/15/09 (e)	1,840,000	1,859,706
Series 2004-B2 Class B2, 4.37% 4/15/12	3,100,000	3,068,019
Bear Stearns Asset Backed Securities I Series 2005-HE2:
Class M1, 3.96% 2/25/35 (e)	1,555,000	1,551,323
Class M2, 4.21% 2/25/35 (e)	570,000	570,595
Capital One Master Trust:
Series 2001-1 Class B, 3.8981% 12/15/10 (e)	2,130,000	2,145,140
Series 2001-8A Class B, 3.9381% 8/17/09 (e)	3,015,000	3,030,478
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 4.0681% 7/15/08 (e)	875,000	875,345
Series 2003-B1 Class B1, 4.5581% 2/17/09 (e)	3,535,000	3,557,113
Series 2003-B2 Class B2, 3.5% 2/17/09	1,860,000	1,849,187
Series 2003-B4 Class B4, 4.1881% 7/15/11 (e)	1,680,000	1,707,087
Series 2004-6 Class B, 4.15% 7/16/12	2,560,000	2,511,300
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 5.36% 10/25/33 (e)	824,992	839,466
Chase Credit Card Master Trust Series 2003-6 Class B, 3.7381% 2/15/11 (e)	2,435,000	2,453,370
Chase Credit Card Owner Trust Series 2004-1 Class B, 3.5881% 5/15/09 (e)	1,020,000	1,019,802
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 4.2488% 10/15/07 (e)	3,500,000	3,502,270
Series 2003-C1 Class C1, 4.65% 4/7/10 (e)	1,330,000	1,357,457
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 3.96% 5/25/34 (e)	1,275,000	1,276,648
Series 2004-3 Class M1, 3.96% 6/25/34 (e)	350,000	350,322
Asset-Backed Securities - continued
	Principal Amount	Value
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1:
Class B, 4.878% 6/15/35 (a)	$ 1,150,000	$ 1,159,209
Class C, 5.074% 6/15/35 (a)	1,044,000	1,049,220
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 4.14% 11/25/33 (e)	300,000	302,019
Class M2, 5.21% 11/25/33 (e)	200,000	205,314
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.01% 3/25/34 (e)	100,000	100,178
Class M4, 4.36% 3/25/34 (e)	75,000	75,662
Fremont Home Loan Trust:
Series 2004-A:
Class M1, 4.01% 1/25/34 (e)	1,100,000	1,100,704
Class M2, 4.61% 1/25/34 (e)	1,275,000	1,289,617
Series 2005-A:
Class M1, 3.89% 1/25/35 (e)	375,000	374,264
Class M2, 3.92% 1/25/35 (e)	550,000	549,179
Class M3, 3.95% 1/25/35 (e)	300,000	299,987
Class M4, 4.14% 1/25/35 (e)	225,000	225,617
GSAMP Trust Series 2004-FM2:
Class M1, 3.96% 1/25/34 (e)	750,000	749,968
Class M2, 4.56% 1/25/34 (e)	400,000	399,983
Class M3, 4.76% 1/25/34 (e)	400,000	399,983
HFC Home Equity Loan Asset Backed Certificates Series 2005-2:
Class M1, 3.97% 1/20/34 (e)	705,000	705,000
Class M2, 4% 1/20/34 (e)	530,000	530,000
Home Equity Asset Trust:
Series 2003-2:
Class A2, 3.84% 8/25/33 (e)	77,722	78,018
Class M1, 4.34% 8/25/33 (e)	765,000	773,280
Series 2003-4:
Class M1, 4.26% 10/25/33 (e)	1,045,000	1,052,767
Class M2, 5.36% 10/25/33 (e)	1,240,000	1,256,279
Series 2004-3 Class M2, 4.66% 8/25/34 (e)	535,000	544,088
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 4.21% 7/25/33 (e)	2,460,000	2,477,295
Class M2, 5.31% 7/25/33 (e)	1,260,000	1,284,624
MBNA Credit Card Master Note Trust:
Series 2003-B2 Class B2, 3.7781% 10/15/10 (e)	350,000	353,562
Series 2003-B3 Class B3, 3.7631% 1/18/11 (e)	1,685,000	1,692,996
Asset-Backed Securities - continued
	Principal Amount	Value
MBNA Credit Card Master Note Trust: - continued
Series 2003-B5 Class B5, 3.7581% 2/15/11 (e)	$ 2,530,000	$ 2,549,548
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.96% 7/25/34 (e)	500,000	499,979
Class M2, 4.01% 7/25/34 (e)	100,000	99,996
Class M3, 4.41% 7/25/34 (e)	200,000	199,992
Class M4, 4.56% 7/25/34 (e)	125,000	124,995
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 4.56% 12/27/32 (e)	460,000	465,935
Series 2003-NC8 Class M1, 4.16% 9/25/33 (e)	665,000	668,812
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 4.46% 1/25/32 (e)	1,318,275	1,323,074
Series 2002-NC1 Class M1, 4.26% 2/25/32 (a)(e)	706,794	712,731
Series 2002-NC3 Class M1, 4.18% 8/25/32 (e)	375,000	377,880
Series 2003-NC2 Class M2, 5.46% 2/25/33 (e)	710,000	721,248
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (g)	1,960,000	995,092
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (g)	950,000	255,832
New Century Home Equity Loan Trust Series 2003-2 Class A2, 3.89% 1/25/33 (e)	117,593	117,656
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	6,810,876	6,736,957
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.91% 6/25/34 (e)	350,000	350,295
Class M4, 4.435% 6/25/34 (e)	585,000	585,997
Onyx Acceptance Owner Trust Series 2005-B Class A4, 4.34% 5/15/12	1,045,000	1,035,859
Ownit Mortgage Loan Asste-Backed Certificates Series 2005-3 Class A2A, 3.5% 6/25/36 (e)	3,580,000	3,580,000
Sears Credit Account Master Trust II Series 2002-4 Class A, 3.5181% 8/18/09 (e)	2,700,000	2,699,960
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3.96% 6/15/33 (e)	1,190,000	1,215,538
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.8381% 3/15/11 (a)(e)	2,320,000	2,318,550
Superior Wholesale Inventory Financing Trust XII Series 2005-A12:
Class B, 3.74% 6/15/10 (e)	1,425,000	1,424,991
Class C, 4.46% 6/15/10 (e)	710,000	709,994
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	3,815,000	3,774,997
Asset-Backed Securities - continued
	Principal Amount	Value
West Penn Funding LLC Series 1999-A Class A3, 6.81% 9/25/08	$ 1,796,891	$ 1,822,600
WFS Financial Owner Trust Series 2005-1 Class D, 4.09% 8/15/12	875,000	866,525
TOTAL ASSET-BACKED SECURITIES (Cost $101,724,396)		101,976,222
Collateralized Mortgage Obligations - 5.4%

Private Sponsor - 4.5%
Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6A2, 3.74% 6/25/35 (e)	687,173	687,619
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3521% 12/25/33 (e)	403,286	399,631
Class 2A1, 4.1867% 12/25/33 (e)	1,431,838	1,413,932
Series 2003-L Class 2A1, 3.9876% 1/25/34 (e)	2,655,149	2,612,879
Series 2004-B:
Class 1A1, 3.4262% 3/25/34 (e)	930,787	919,276
Class 2A2, 4.1351% 3/25/34 (e)	1,023,151	1,000,776
Series 2004-C Class 1A1, 3.3726% 4/25/34 (e)	1,642,460	1,622,300
Series 2004-D:
Class 1A1, 3.5597% 5/25/34 (e)	2,015,787	1,993,684
Class 2A2, 4.2101% 5/25/34 (e)	2,627,108	2,589,750
Series 2004-G Class 2A7, 4.6058% 8/25/34 (e)	2,097,804	2,090,769
Series 2004-H Class 2A1, 4.5133% 9/25/34 (e)	2,246,382	2,224,783
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 3.83% 4/25/34 (e)	534,205	534,678
Series 2004-AR6 Class 9A2, 3.83% 10/25/34 (e)	916,649	917,198
Granite Mortgages PLC floater Series 2004-2 Class 1C, 4.13% 6/20/44 (e)	844,788	846,526
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3188% 5/25/17 (e)	1,972,988	1,994,311
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2437% 8/25/17 (e)	1,583,404	1,619,295
Merrill Lynch Mortgage Investors, Inc.:
floater Series 2005-B Class A2, 3.75% 6/25/30 (e)	2,435,863	2,435,863
Series 2003-E Class XA1, 1% 10/25/28 (g)	10,892,642	132,488
Series 2003-G Class XA1, 1% 1/25/29 (g)	9,592,026	124,336
Series 2003-H Class XA1, 1% 1/25/29 (a)(g)	8,364,930	109,430
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.75% 6/25/35 (e)	1,411,678	1,412,505
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 2,503,403	$ 2,548,600
Series 2004-SL2 Class A1, 6.5% 10/25/16	342,753	348,205
Series 2004-SL3 Class A1, 7% 8/25/16	3,992,938	4,090,434
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 4.9% 7/10/35 (a)(e)	2,317,165	2,357,715
Class B4, 5.1% 7/10/35 (a)(e)	1,737,873	1,770,459
Class B5, 5.7% 7/10/35 (a)(e)	1,641,325	1,676,203
Class B6, 6.2% 7/10/35 (a)(e)	772,388	788,801
Series 2003-CB1:
Class B3, 4.8% 6/10/35 (a)(e)	810,070	824,246
Class B4, 5% 6/10/35 (a)(e)	723,277	736,838
Class B5, 5.6% 6/10/35 (a)(e)	491,828	502,279
Class B6, 6.1% 6/10/35 (a)(e)	294,132	300,383
Series 2004-B:
Class B4, 4.45% 2/10/36 (a)(e)	294,886	299,309
Class B5, 4.9% 2/10/36 (a)(e)	294,886	300,046
Class B6, 5.35% 2/10/36 (a)(e)	98,295	100,138
Series 2004-C:
Class B4, 4.3% 9/10/36 (e)	395,549	400,493
Class B5, 4.7% 9/10/36 (e)	494,436	499,998
Class B6, 5.1% 9/10/36 (e)	98,887	100,370
Residential Funding Securities Corp. Series 2003-RP2 Class A1, 3.93% 6/25/33 (a)(e)	1,059,335	1,063,424
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(g)	34,730,047	262,354
Sequoia Mortgage Trust floater Series 2004-8 Class A2, 3.45% 9/20/34 (e)	1,862,593	1,861,632
WAMU Mortgage pass thru certificates:
sequential pay Series 2002-S6 Class A25, 6% 10/25/32	731,105	732,956
Series 2003-AR12 Class A5, 4.043% 2/25/34	5,000,000	4,898,995
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	305,282	316,368
Series 2004-RA2 Class 2A, 7% 7/25/33	498,899	509,795
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4526% 9/25/34 (e)	2,332,066	2,321,732
Series 2005-AR10 Class 2A2, 4.111% 6/25/35 (e)	3,160,012	3,115,886
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR4 Class 2A2, 4.541% 4/25/35 (e)	$ 2,663,848	$ 2,634,953
Series 2005-AR9 Class 2A1, 4.3621% 5/25/35 (e)	1,499,063	1,488,464
TOTAL PRIVATE SPONSOR		64,533,105
U.S. Government Agency - 0.9%
Fannie Mae planned amortization class Series 2003-39 Class PV, 5.5% 9/25/22	3,045,000	3,083,063
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class Series 2702 Class WB, 5% 4/15/17	2,480,000	2,496,903
sequential pay Series 2473 Class VK, 6.5% 10/15/18	7,141,457	7,177,363
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8918% 10/16/23 (e)	370,000	383,627
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-45 Class GC, 6.5% 10/20/30	258,134	258,542
TOTAL U.S. GOVERNMENT AGENCY		13,399,498
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $78,867,631)		77,932,603
Commercial Mortgage Securities - 7.9%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	118,080	121,342
Series 1997-D5 Class PS1, 1.6362% 2/14/43 (e)(g)	17,377,971	857,935
Banc of America Commercial Mortgage, Inc. Series 2002-2 Class XP, 1.7831% 7/11/43 (a)(e)(g)	11,789,538	704,872
Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class C, 3.8581% 11/15/15 (a)(e)	265,000	265,969
Class D, 3.9381% 11/15/15 (a)(e)	410,000	412,339
Class F, 4.2881% 11/15/15 (a)(e)	295,000	297,072
Class H, 4.7881% 11/15/15 (a)(e)	265,000	266,574
Class J, 5.3381% 11/15/15 (a)(e)	275,000	276,650
Class K, 5.82% 11/15/15 (a)(e)	245,000	243,452
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 3.82% 4/25/34 (a)(e)	$ 1,580,078	$ 1,582,855
Class B, 5.36% 4/25/34 (a)(e)	166,324	168,228
Class M1, 4.02% 4/25/34 (a)(e)	166,324	167,052
Class M2, 4.66% 4/25/34 (a)(e)	83,162	84,137
Series 2004-2 Class A, 3.89% 8/25/34 (a)(e)	1,458,620	1,465,799
Series 2004-3:
Class A1, 3.83% 1/25/35 (a)(e)	1,621,770	1,627,447
Class A2, 3.88% 1/25/35 (a)(e)	238,496	239,336
Class M1, 3.96% 1/25/35 (a)(e)	286,195	286,582
Class M2, 4.46% 1/25/35 (a)(e)	190,796	191,931
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (a)	770,000	772,091
Series 2003-T12 Class X2, 0.726% 8/13/39 (a)(e)(g)	6,510,351	162,750
Series 2004-ESA:
Class B, 4.888% 5/14/16 (a)	1,410,000	1,420,538
Class C, 4.937% 5/14/16 (a)	880,000	888,374
Class D, 4.986% 5/14/16 (a)	320,000	322,060
Class E, 5.064% 5/14/16 (a)	995,000	1,002,057
Class F, 5.182% 5/14/16 (a)	240,000	242,109
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.6669% 5/15/35 (a)(e)(g)	23,463,797	1,367,142
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.275% 2/12/16 (a)(e)	980,000	1,053,592
COMM floater Series 2002-FL7 Class D, 3.9581% 11/15/14 (a)(e)	600,000	600,260
Commercial Mortgage Asset Trust sequential pay Series 1999-C2 Class A1, 7.285% 11/17/32	1,725,694	1,791,545
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class B, 3.7881% 9/15/14 (a)(e)	440,000	440,177
Class D, 4.0281% 9/15/14 (a)(e)	135,000	135,039
Class E, 4.0881% 9/15/14 (a)(e)	185,000	185,136
Class F, 4.1881% 9/15/14 (a)(e)	145,000	145,082
Class G, 4.3681% 9/15/14 (a)(e)	330,000	330,132
Class H, 4.4681% 9/15/14 (a)(e)	355,000	355,142
Class J, 4.9881% 9/15/14 (a)(e)	120,000	120,382
Class K, 5.3881% 9/15/14 (a)(e)	190,000	190,392
Class L, 5.5881% 9/15/14 (a)(e)	155,000	154,924
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.:
floater Series 2004-HC1:
Class A2, 3.8881% 12/15/21 (a)(e)	$ 365,000	$ 364,999
Class B, 4.1381% 12/15/21 (a)(e)	945,000	944,998
sequential pay:
Series 1997-C2:
Class A2, 6.52% 1/17/35	126,787	127,801
Class A3, 6.55% 1/17/35	1,245,000	1,294,968
Series 1998-C1 Class A1B, 6.48% 5/17/40	2,854,607	2,984,685
Series 1999-C1 Class A2, 7.29% 9/15/41	7,550,000	8,182,578
Series 2001-CK3 Class A2, 6.04% 6/15/34	2,050,000	2,066,013
Series 1997-C2 Class D, 7.27% 1/17/35	755,000	807,963
Series 2001-CK6 Class AX, 0.645% 9/15/18 (g)	33,683,885	1,151,662
Series 2003-TFLA Class G, 3.7357% 4/15/13 (a)(e)	110,933	110,591
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	635,000	674,970
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CF1 Class A1B, 6.41% 2/18/31	4,421,716	4,584,501
Series 2000-CF1:
Class A1A, 7.45% 6/10/33	1,234,090	1,252,054
Class A1B, 7.62% 6/10/33	1,855,000	2,070,229
Equitable Life Assurance Society of the United States:
sequential pay Series 174 Class A1, 7.24% 5/15/06 (a)	1,500,000	1,531,734
Series 174 Class C1, 7.52% 5/15/06 (a)	1,000,000	1,021,636
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	419,440	434,693
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.7684% 5/15/33 (a)(e)(g)	23,362,032	872,920
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (a)	4,828,917	4,866,130
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	2,030,000	1,959,244
Series 2003-36 Class C, 4.254% 2/16/31	1,685,000	1,642,389
Series 2003-47 Class C, 4.227% 10/16/27	3,015,000	2,959,933
Series 2003-59 Class D, 3.654% 10/16/27	3,060,000	2,888,186
Series 2003-47 Class XA, 0.1927% 6/16/43 (e)(g)	8,019,247	377,466
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.749% 12/10/41 (e)(g)	13,465,000	399,853
Greenwich Capital Commercial Funding Corp. Series 2005-GG3 Class XP, 0.8016% 8/10/42 (a)(g)	61,434,000	2,226,983
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	$ 2,895,000	$ 3,163,613
Series 2003-C1 Class A2A, 3.59% 1/10/40	1,560,000	1,529,265
Series 2001-LIBA Class C, 6.733% 2/14/16 (a)	815,000	890,207
Series 2005-GG4 Class XP, 0.734% 7/10/39 (a)(g)	47,170,000	1,777,219
Heller Financial Commercial Mortgage Asset Corp. sequential pay Series 2000-PH1 Class A1, 7.715% 1/17/34	1,189,779	1,232,222
Hilton Hotel Pool Trust:
sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (a)	1,286,469	1,369,202
Series 2000-HLTA Class D, 7.555% 10/3/15 (a)	1,405,000	1,531,440
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (a)	530,000	577,753
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C1 Class X2, 1.2511% 1/15/38 (a)(e)(g)	4,920,894	199,844
LB-UBS Commercial Mortgage Trust sequential pay Series 2000-C3 Class A1, 7.95% 7/15/09	1,793,785	1,869,909
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (a)	4,000,000	3,754,800
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA:
Class J, 5.43% 12/16/14 (a)(e)	1,480,000	1,477,538
Class K1, 5.93% 12/16/14 (a)(e)	770,000	768,624
Morgan Stanley Capital I, Inc. Series 2005-IQ9 Class X2, 1.2036% 7/15/56 (a)(e)(g)	16,050,000	816,293
Morgan Stanley Dean Witter Capital I Trust sequential pay Series 2001-PPM Class A2, 6.4% 2/15/31	2,128,272	2,217,779
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	1,345,184	1,399,617
Nationslink Funding Corp. sequential pay Series 1999-2 Class A1C, 7.03% 6/20/31	894,636	922,262
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	2,500,000	2,606,319
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (a)	3,675,000	3,780,766
Class C4, 6.893% 5/15/16 (a)	8,000,000	8,754,760
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	4,050,000	3,989,848
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $113,907,394)		113,366,955
Foreign Government and Government Agency Obligations - 1.3%
	Principal Amount	Value
Chilean Republic 7.125% 1/11/12	$ 4,555,000	$ 5,125,742
Israeli State 4.625% 6/15/13	480,000	464,700
Korean Republic 4.875% 9/22/14	1,415,000	1,404,730
United Mexican States:
4.625% 10/8/08	1,760,000	1,750,320
5.875% 1/15/14	5,370,000	5,496,195
7.5% 1/14/12	3,650,000	4,077,050
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $17,375,747)		18,318,737
Fixed-Income Funds - 13.9%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $198,493,858)	1,998,361	198,796,942
Cash Equivalents - 5.2%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.32%, dated 7/29/05 due 8/1/05) (h) (Cost $73,961,000)	$ 73,981,434	73,961,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,444,004,369)		1,441,641,643
NET OTHER ASSETS - (0.6)%		(8,569,553)
NET ASSETS - 100%		$ 1,433,072,090
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of the proportional notional amount (d)

	June 2010	$ 10,000,000	$ (41,281)
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (c)	March 2010	6,425,000	4,887
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (c)	March 2015	6,425,000	(14,179)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	1,600,000	(627)
Receive quarterly notional amount multiplied by .42% and pay Morgan Stanley, Inc. upon default event of Sempra Energy, par value of the notional amount of Sempra Energy 6% 2/1/13	Sept. 2010	1,000,000	163
Receive quarterly notional amount multiplied by .47% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	2,500,000	21,468
Receive quarterly notional amount multiplied by .6% and pay Deutsche Bank upon default event of Tyco International Group SA, par value of the notional amount of Tyco International Group SA 6% 11/15/13	June 2010	700,000	7,454
TOTAL CREDIT DEFAULT SWAP		28,650,000	(22,115)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.098% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	$ 14,440,000	$ (293,881)
Receive quarterly a fixed rate equal to 3.1422% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2007	12,300,000	(241,175)
Receive quarterly a fixed rate equal to 3.177% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2006	50,000,000	(697,575)
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	6,425,000	(23,926)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	6,425,000	60,526
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	5,300,000	92,108
TOTAL INTEREST RATE SWAP		94,890,000	(1,103,923)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap

Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Bank of America

	March 2006	$ 2,700,000	$ (44,274)
Receive monthly a return equal to Banc of America Securities LLC AAA 10Yr Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Bank of America	July 2006	2,700,000	(21,915)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Citibank	Oct. 2005	2,700,000	(66,984)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Citibank	Oct. 2005	1,500,000	(24,098)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	March 2006	600,000	(9,429)
Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Bank of America	Dec. 2005	2,600,000	(41,722)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 40 basis points with Bank of America	Nov. 2005	5,400,000	(21,157)
TOTAL TOTAL RETURN SWAP		18,200,000	(229,579)
		$ 141,740,000	$ (1,355,617)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $126,843,382 or 8.9% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(d) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(h) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,441,829,584. Net unrealized depreciation aggregated $187,941, of which $13,148,281 related to appreciated investment securities and $13,336,222 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

The following is a complete listing of investments for Fidelity's fixed-income central fund as of July 31, 2005 which
is a direct or indirect investment of
Fidelity Advisor Intermediate Bond Fund.
These underlying holdings of the Fidelity fixed-income central fund are not included in the Schedule of Investments.

Quarterly Report

Fidelity Ultra-Short Central Fund

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
3.8594% 9/10/07 (f)	$ 16,665,000	$ 16,698,830
3.8938% 5/24/06 (f)	4,700,000	4,713,691
		21,412,521
Media - 0.7%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,248,640
Cox Communications, Inc. (Reg. S) 3.95% 12/14/07 (f)	12,140,000	12,202,691
Liberty Media Corp. 4.91% 9/17/06 (f)	16,694,000	16,786,986
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,315,339
		45,553,656
TOTAL CONSUMER DISCRETIONARY		66,966,177
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,735,435
FINANCIALS - 1.0%
Capital Markets - 0.1%
State Street Capital Trust II 3.7681% 2/15/08 (f)	10,000,000	10,002,260
Commercial Banks - 0.3%
Wells Fargo & Co. 3.4194% 3/10/08 (f)	16,600,000	16,599,452
Consumer Finance - 0.2%
General Motors Acceptance Corp. 4.87% 10/20/05 (f)	14,765,000	14,786,188
Thrifts & Mortgage Finance - 0.4%
Countrywide Financial Corp. 3.71% 4/11/07 (f)	11,025,000	11,032,034
Residential Capital Corp. 4.835% 6/29/07 (c)(f)	14,150,000	14,164,716
		25,196,750
TOTAL FINANCIALS		66,584,650
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.2%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,397,070
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,699,484
GTE Corp. 6.36% 4/15/06	9,000,000	9,126,405
SBC Communications, Inc. 4.389% 6/5/06 (c)	15,315,000	15,319,595
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	6,020,550
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,517,537
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonos de Mexico SA de CV 4.5% 11/19/08	$ 10,240,000	$ 10,092,268
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,835,569
		76,008,478
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,596,976
TOTAL TELECOMMUNICATION SERVICES		81,605,454
UTILITIES - 0.3%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 4.0044% 4/1/07 (c)(f)	12,800,000	12,800,794
Gas Utilities - 0.1%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,342,213
TOTAL UTILITIES		22,143,007
TOTAL NONCONVERTIBLE BONDS (Cost $249,397,779)		249,034,723
U.S. Government Agency Obligations - 0.0%

Fannie Mae 0% 9/28/05 (e) (Cost $994,579)	1,000,000	994,635
Asset-Backed Securities - 35.2%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.76% 7/25/34 (f)	7,964,683	7,978,722
Series 2004-3 Class 2A4, 3.81% 10/25/34 (f)	10,915,000	10,946,584
Series 2004-4 Class A2D, 3.81% 1/25/35 (f)	3,579,364	3,588,366
Series 2005-1:
Class M1, 3.93% 4/25/35 (f)	11,280,000	11,251,882
Class M2, 4.15% 4/25/35 (f)	5,275,000	5,276,901
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.11% 6/25/32 (f)	1,308,761	1,318,432
Series 2002-HE2 Class M1, 4.31% 8/25/32 (f)	18,631,213	18,704,611
Series 2003-FM1 Class M2, 5.31% 11/25/32 (f)	3,015,000	3,050,466
Series 2003-HS1:
Class M1, 4.21% 6/25/33 (f)	800,000	803,485
Class M2, 5.21% 6/25/33 (f)	856,000	871,093
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.: - continued
Series 2003-NC1 Class M1, 4.24% 7/25/33 (f)	$ 1,600,000	$ 1,611,660
Series 2004-HE1:
Class M1, 3.96% 2/25/34 (f)	2,193,000	2,193,772
Class M2, 4.56% 2/25/34 (f)	2,475,000	2,476,241
Series 2004-OP1:
Class M1, 3.98% 4/25/34 (f)	4,420,000	4,424,344
Class M2, 4.51% 4/25/34 (f)	6,240,000	6,251,080
Series 2005-HE2:
Class M1, 3.9% 4/25/35 (f)	1,530,000	1,527,965
Class M2, 3.91% 4/25/35 (f)	1,803,000	1,796,836
Class M3, 3.94% 4/25/35 (f)	1,040,000	1,038,647
Class M4, 4.1% 4/25/35 (f)	1,340,000	1,338,268
Series 2005-HE3:
Class A2A, 3.56% 5/25/35 (f)	8,063,511	8,063,822
Class A2B, 3.67% 5/25/35 (f)	4,370,000	4,366,352
Series 2005-SD1 Class A1, 3.86% 11/25/50 (f)	2,563,309	2,566,464
Aesop Funding II LLC Series 2005-1A Class A2, 3.49% 4/20/09 (c)(f)	8,800,000	8,765,680
American Express Credit Account Master Trust:
Series 2002-6 Class B, 3.8381% 3/15/10 (f)	5,000,000	5,030,751
Series 2004-1 Class B, 3.6381% 9/15/11 (f)	5,775,000	5,797,723
Series 2004-C Class C, 3.8881% 2/15/12 (c)(f)	17,323,520	17,374,643
Series 2005-1 Class A, 3.4181% 10/15/12 (f)	15,455,000	15,481,600
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,899,223
Series 2003-AM:
Class A3B, 3.71% 6/6/07 (f)	685,806	685,879
Class A4B, 3.81% 11/6/09 (f)	12,400,000	12,441,657
Series 2003-BX Class A4B, 3.72% 1/6/10 (f)	3,265,000	3,275,694
Series 2003-CF Class A3, 2.75% 10/9/07	12,249,371	12,210,791
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,451,950
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.16% 8/25/32 (f)	5,000,000	5,028,248
Series 2003-1:
Class A2, 3.87% 2/25/33 (f)	465,695	465,917
Class M1, 4.36% 2/25/33 (f)	6,150,000	6,197,846
Series 2003-3:
Class M1, 4.26% 3/25/33 (f)	1,590,000	1,603,481
Class S, 5% 9/25/05 (g)	4,457,447	17,215
Series 2003-6:
Class M1, 4.22% 8/25/33 (f)	7,560,000	7,611,224
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2003-6:
Class M2, 5.31% 5/25/33 (f)	$ 2,750,000	$ 2,808,476
Series 2003-AR1 Class M1, 4.61% 1/25/33 (f)	7,000,000	7,072,631
Series 2004-R2:
Class M1, 3.89% 4/25/34 (f)	1,230,000	1,229,949
Class M2, 3.94% 4/25/34 (f)	950,000	949,960
Class M3, 4.01% 4/25/34 (f)	3,500,000	3,499,854
Class M4, 4.51% 4/25/34 (f)	4,500,000	4,499,807
Series 2004-R9 Class A3, 3.78% 10/25/34 (f)	9,340,000	9,359,871
Series 2005-R1:
Class M1, 3.91% 3/25/35 (f)	5,710,000	5,691,308
Class M2, 3.94% 3/25/35 (f)	1,925,000	1,918,868
Series 2005-R2 Class M1, 3.91% 4/25/35 (f)	12,500,000	12,482,516
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.79% 6/25/32 (f)	2,411,175	2,418,495
Series 2002-BC6 Class M1, 4.21% 8/25/32 (f)	24,900,000	25,116,817
Series 2002-BC7:
Class M1, 4.1144% 10/25/32 (f)	10,000,000	10,075,000
Class M2, 4.36% 10/25/32 (f)	5,575,000	5,612,067
Series 2003-BC1 Class M2, 4.56% 1/25/32 (f)	758,836	762,333
ARG Funding Corp.:
Series 2005-1A Class A2, 3.53% 4/20/09 (c)(f)	11,000,000	10,975,938
Series 2005-2A Class A2, 3.54% 5/20/09 (c)(f)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.26% 9/25/33 (f)	20,000,000	20,599,990
Series 2003-W7 Class A2, 3.85% 3/1/34 (f)	4,505,856	4,515,756
Series 2004-W5 Class M1, 4.06% 4/25/34 (f)	3,960,000	3,964,768
Series 2004-W7:
Class M1, 4.01% 5/25/34 (f)	4,085,000	4,084,827
Class M2, 4.06% 5/25/34 (f)	3,320,000	3,319,860
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 3.7681% 4/15/33 (f)	1,158,706	1,159,186
Class M1, 4.2881% 4/15/33 (f)	11,365,000	11,429,103
Series 2003-HE3:
Class M1, 4.2181% 6/15/33 (f)	2,185,000	2,198,827
Class M2, 5.3881% 6/15/33 (f)	10,000,000	10,182,465
Series 2003-HE4 Class M2, 5.3881% 8/15/33 (f)	5,695,000	5,798,650
Series 2003-HE5 Class A2A, 3.7481% 8/15/33 (f)	1,380,797	1,381,390
Series 2003-HE6 Class M1, 4.11% 11/25/33 (f)	3,475,000	3,490,373
Series 2004-HE2 Class M1, 4.01% 4/25/34 (f)	6,060,000	6,070,769
Series 2004-HE3:
Class M1, 4% 6/25/34 (f)	1,450,000	1,454,353
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2004-HE3:
Class M2, 4.58% 6/25/34 (f)	$ 3,350,000	$ 3,386,297
Series 2004-HE6 Class A2, 3.82% 6/25/34 (f)	17,398,791	17,435,568
Series 2005-HE2:
Class M1, 3.91% 3/25/35 (f)	8,250,000	8,235,989
Class M2, 3.96% 3/25/35 (f)	2,065,000	2,065,671
Series 2005-HE6 Class A2B, 3.76% 8/25/35 (d)(f)	10,000,000	10,000,000
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.7681% 12/15/09 (f)	20,655,000	20,741,067
Series 2002-B2 Class B2, 3.7281% 5/15/08 (f)	15,000,000	15,001,929
Series 2002-B3 Class B, 3.7481% 8/15/08 (f)	14,500,000	14,505,871
Series 2002-C1 Class C1, 4.3481% 12/15/09 (f)	7,980,000	8,065,464
Series 2002-C2 Class C2, 4.3781% 5/15/08 (f)	35,785,000	35,817,626
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.9013% 5/28/44 (f)	8,416,440	8,415,509
Bayview Financial Asset Trust Series 2000-F Class A, 3.9813% 9/28/43 (f)	9,618,786	9,632,318
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.9313% 2/28/44 (f)	5,760,012	5,771,599
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.96% 2/25/35 (f)	6,655,000	6,639,262
Class M2, 4.21% 2/25/35 (f)	2,430,000	2,432,538
Series 2005-HE5 Class 1A1, 3.4244% 6/25/35 (f)	10,884,395	10,884,395
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,894,887	2,868,235
Series 2003-1 Class B, 3.8581% 6/15/10 (c)(f)	5,781,229	5,797,579
Series 2003-2 Class B, 3.6681% 1/15/09 (f)	2,741,542	2,746,505
Series 2005-1 Class B, 3.7631% 6/15/10 (f)	5,725,000	5,730,367
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.6681% 1/15/10 (f)	9,630,000	9,654,568
Series 2004-B Class A4, 3.4981% 8/15/11 (f)	16,300,000	16,303,123
Capital One Master Trust:
Series 1999-3 Class B, 3.8681% 9/15/09 (f)	5,000,000	5,004,082
Series 2001-1 Class B, 3.8981% 12/15/10 (f)	19,500,000	19,638,608
Series 2001-8A Class B, 3.9381% 8/17/09 (f)	9,585,000	9,634,206
Series 2002-4A Class B, 3.8881% 3/15/10 (f)	6,000,000	6,028,221
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 4.0681% 7/15/08 (f)	17,705,000	17,711,976
Series 2003-B1 Class B1, 4.5581% 2/17/09 (f)	15,470,000	15,566,773
Capital Trust Ltd. Series 2004-1:
Class A2, 3.88% 7/20/39 (c)(f)	2,968,000	2,968,000
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Trust Ltd. Series 2004-1: - continued
Class B, 4.18% 7/20/39 (c)(f)	$ 1,550,000	$ 1,550,000
Class C, 4.53% 7/20/39 (c)(f)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.49% 1/25/32 (f)	4,244,221	4,254,278
Series 2002-HE2 Class M1, 4.16% 1/25/33 (f)	9,278,431	9,309,123
Series 2002-HE3:
Class M1, 4.56% 3/25/33 (f)	21,339,884	21,627,815
Class M2, 5.71% 3/25/33 (f)	9,968,976	10,143,974
Series 2003-HE1:
Class M1, 4.36% 8/25/33 (f)	1,989,998	1,997,574
Class M2, 5.41% 8/25/33 (f)	4,369,996	4,422,084
Series 2003-HE2 Class A, 3.81% 10/25/33 (f)	1,634,377	1,635,405
Series 2003-HE3:
Class M1, 4.16% 11/25/33 (f)	2,254,989	2,271,960
Class M2, 5.21% 11/25/33 (f)	1,719,992	1,753,552
Series 2004-HE2 Class M2, 4.66% 7/26/34 (f)	2,345,000	2,365,939
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.8681% 3/16/09 (f)	1,305,000	1,311,169
Series 2002-6 Class B, 3.7381% 1/15/08 (f)	11,850,000	11,852,472
Series 2004-1 Class B, 3.5881% 5/15/09 (f)	4,105,000	4,104,204
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 4.2488% 10/15/07 (f)	17,500,000	17,511,349
Series 2001-B2 Class B2, 3.8494% 12/10/08 (f)	11,945,000	11,995,341
Series 2002-B1 Class B1, 3.8% 6/25/09 (f)	9,010,000	9,038,878
Series 2002-C1 Class C1, 4.2185% 2/9/09 (f)	17,500,000	17,686,918
Series 2003-B1 Class B1, 3.66% 3/7/08 (f)	25,000,000	25,022,693
Series 2003-C1 Class C1, 4.65% 4/7/10 (f)	17,785,000	18,152,159
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.87% 12/25/33 (c)(f)	7,985,107	7,985,935
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 3.43% 6/15/11 (f)	18,000,000	18,000,000
Class B, 3.72% 6/15/11 (f)	2,280,000	2,280,000
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.89% 5/25/33 (f)	1,499,863	1,503,470
Series 2003-BC1 Class M2, 5.46% 9/25/32 (f)	11,065,000	11,199,451
Series 2003-SD3 Class A1, 3.88% 12/25/32 (c)(f)	927,188	931,926
Series 2004-2 Class M1, 3.96% 5/25/34 (f)	5,200,000	5,206,719
Series 2004-3:
Class 3A4, 3.71% 8/25/34 (f)	530,752	528,596
Class M1, 3.96% 6/25/34 (f)	1,475,000	1,476,356
Series 2004-4:
Class A, 3.83% 8/25/34 (f)	2,524,088	2,526,278
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-4:
Class M1, 3.94% 7/25/34 (f)	$ 3,650,000	$ 3,653,189
Class M2, 3.99% 6/25/34 (f)	4,395,000	4,398,536
Series 2005-1:
Class 1AV2, 3.66% 7/25/35 (f)	8,780,000	8,775,114
Class M1, 3.88% 8/25/35 (f)	19,600,000	19,563,654
Class MV1, 3.86% 7/25/35 (f)	3,135,000	3,130,219
Class MV2, 3.9% 7/25/35 (f)	3,765,000	3,754,147
Class MV3, 3.94% 7/25/35 (f)	1,560,000	1,557,748
Series 2005-3 Class MV1, 3.88% 8/25/35 (f)	11,125,000	11,103,934
Series 2005-AB1 Class A2, 3.67% 8/25/35 (f)	17,520,000	17,514,797
Series 2005-IM1 Class A1, 3.56% 8/25/34 (d)(f)	17,915,000	17,915,000
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.85% 4/25/34 (f)	2,663,075	2,674,762
Series 2004-FRE1:
Class A2, 3.81% 4/25/34 (f)	2,689,397	2,689,291
Class M3, 4.11% 4/25/34 (f)	5,885,000	5,884,751
Discover Card Master Trust I Series 2003-4 Class B1, 3.7181% 5/16/11 (f)	8,155,000	8,196,815
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 3.8305% 5/28/35 (f)	6,957,460	6,959,877
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.14% 11/25/33 (f)	1,300,000	1,308,748
Class M2, 5.21% 11/25/33 (f)	700,000	718,600
Series 2004-1 Class M2, 4.56% 1/25/35 (f)	3,700,000	3,741,581
Series 2004-2 Class M2, 4.61% 7/25/34 (f)	9,890,000	9,889,579
Series 2004-3 Class M5, 4.91% 8/25/34 (f)	2,000,000	2,033,830
Series 2005-2 Class 2A1, 3.5% 7/25/36 (d)(f)	16,935,000	16,935,000
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 3.55% 3/25/35 (f)	7,354,604	7,354,604
Series 2005-FF2 Class M6, 4.16% 3/25/35 (f)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.01% 3/25/34 (f)	400,000	400,711
Class M4, 4.36% 3/25/34 (f)	300,000	302,647
First USA Credit Card Master Trust Series 2001-4 Class B, 3.75% 1/12/09 (f)	15,000,000	15,026,199
First USA Secured Note Trust Series 2001-3 Class C, 4.4669% 11/19/08 (c)(f)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.8181% 10/15/07 (f)	19,600,000	19,671,950
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust Series 2005-1:
Class A, 3.5381% 5/17/10 (f)	$ 9,590,000	$ 9,589,981
Class B, 3.6563% 5/17/10 (f)	2,625,000	2,624,992
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.68% 2/25/34 (f)	2,669,337	2,669,232
Class M1, 3.91% 2/25/34 (f)	750,000	749,968
Class M2, 3.96% 2/25/34 (f)	800,000	799,966
Series 2004-C Class 2A2, 4.01% 8/25/34 (f)	10,000,000	10,101,993
Series 2005-2 Class 2A1, 3.5913% 6/25/35 (f)	15,380,000	15,375,194
Series 2005-A:
Class 2A2, 3.7% 2/25/35 (f)	11,850,000	11,865,657
Class M1, 3.89% 1/25/35 (f)	1,603,000	1,599,854
Class M2, 3.92% 1/25/35 (f)	2,325,000	2,321,531
Class M3, 3.95% 1/25/35 (f)	1,250,000	1,249,947
Class M4, 4.14% 1/25/35 (f)	925,000	927,535
GE Business Loan Trust Series 2003-1 Class A, 3.8181% 4/15/31 (c)(f)	5,499,865	5,531,421
GE Capital Credit Card Master Note Trust Series 2005-2 Class B, 3.5736% 6/15/11 (f)	6,475,000	6,473,058
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.6181% 8/15/08 (f)	1,520,000	1,521,351
Class C, 4.3181% 8/15/08 (f)	5,580,000	5,601,142
Series 6 Class B, 3.5781% 2/17/09 (f)	1,030,000	1,030,901
Series 8 Class C, 3.6721% 6/15/10 (f)	18,450,000	18,450,000
GSAMP Trust:
Series 2002-HE Class M1, 4.68% 11/20/32 (f)	2,882,888	2,928,737
Series 2002-NC1:
Class A2, 3.78% 7/25/32 (f)	54,777	55,099
Class M1, 4.1% 7/25/32 (f)	8,861,000	8,920,491
Series 2003-FM1 Class M1, 4.25% 3/20/33 (f)	15,000,000	15,136,310
Series 2004-FM1:
Class M1, 4.11% 11/25/33 (f)	2,865,000	2,864,879
Class M2, 4.86% 11/25/33 (f)	1,975,000	2,005,597
Series 2004-FM2:
Class M1, 3.96% 1/25/34 (f)	3,500,000	3,499,853
Class M2, 4.56% 1/25/34 (f)	1,500,000	1,499,936
Class M3, 4.76% 1/25/34 (f)	1,500,000	1,499,935
Series 2004-HE1:
Class M1, 4.01% 5/25/34 (f)	4,045,000	4,044,829
Class M2, 4.61% 5/25/34 (f)	1,750,000	1,766,258
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2005-9 Class 2A1, 3.5287% 8/25/35 (f)	$ 17,530,000	$ 17,530,000
Series 2005-FF2 Class M5, 4.09% 3/25/35 (f)	3,500,000	3,500,000
Series 2005-HE2 Class M, 3.89% 3/25/35 (f)	8,780,000	8,749,867
Series 2005-NC1 Class M1, 3.91% 2/25/35 (f)	9,010,000	8,987,296
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.3944% 5/25/30 (c)(f)	14,000,000	13,986,652
HFC Home Equity Loan Asset Backed Certificates Series 2005-2:
Class M1, 3.97% 1/20/34 (f)	3,225,000	3,225,000
Class M2, 4% 1/20/34 (f)	2,415,000	2,415,000
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.26% 6/25/32 (f)	10,000,000	10,017,090
Series 2002-3 Class A5, 3.9% 2/25/33 (f)	854,528	855,194
Series 2002-4 Class A3, 3.94% 3/25/33 (f)	1,237,388	1,238,074
Series 2002-5:
Class A3, 3.98% 5/25/33 (f)	2,866,793	2,872,821
Class M1, 4.66% 5/25/33 (f)	13,800,000	13,966,276
Series 2003-1:
Class A2, 3.93% 6/25/33 (f)	4,229,596	4,233,111
Class M1, 4.46% 6/25/33 (f)	8,335,000	8,375,317
Series 2003-2:
Class A2, 3.84% 8/25/33 (f)	228,269	229,139
Class M1, 4.34% 8/25/33 (f)	2,245,000	2,269,298
Series 2003-3:
Class A2, 3.82% 8/25/33 (f)	1,624,262	1,630,339
Class M1, 4.32% 8/25/33 (f)	8,185,000	8,266,814
Series 2003-4:
Class M1, 4.26% 10/25/33 (f)	3,415,000	3,440,384
Class M2, 5.36% 10/25/33 (f)	4,040,000	4,093,038
Series 2003-5:
Class A2, 3.81% 12/25/33 (f)	5,822,876	5,843,440
Class M1, 4.16% 12/25/33 (f)	3,175,000	3,192,660
Class M2, 5.19% 12/25/33 (f)	1,345,000	1,377,487
Series 2003-7 Class A2, 3.84% 3/25/34 (f)	3,430,379	3,438,503
Series 2004-2 Class A2, 3.75% 7/25/34 (f)	6,172,348	6,172,139
Series 2004-3:
Class M1, 4.03% 8/25/34 (f)	2,015,000	2,019,636
Class M2, 4.66% 8/25/34 (f)	2,200,000	2,237,373
Series 2004-4 Class A2, 3.78% 10/25/34 (f)	8,318,527	8,347,783
Series 2004-6 Class A2, 3.81% 12/25/34 (f)	9,249,309	9,278,715
Series 2004-7 Class A3, 3.85% 1/25/35 (f)	2,916,946	2,929,856
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-1:
Class M1, 3.89% 5/25/35 (f)	$ 9,705,000	$ 9,697,565
Class M2, 3.91% 5/25/35 (f)	5,780,000	5,763,067
Class M3, 3.96% 5/25/35 (f)	5,825,000	5,808,344
Series 2005-2:
Class 2A2, 3.66% 7/25/35 (f)	13,170,000	13,163,182
Class M1, 3.91% 7/25/35 (f)	10,085,000	10,075,362
Series 2005-3 Class M1, 3.87% 8/25/35 (f)	9,450,000	9,434,700
Series 2005-5 Class 2A2, 3.65% 11/25/35 (d)(f)	15,000,000	14,968,605
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.6781% 8/15/08 (f)	10,000,000	10,018,071
Household Credit Card Master Trust I Series 2002-1 Class B, 4.0381% 7/15/08 (f)	22,589,000	22,608,682
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.73% 4/20/32 (f)	3,295,048	3,298,089
Series 2002-3 Class A, 3.88% 7/20/32 (f)	2,678,218	2,681,775
Series 2003-1 Class M, 4.06% 10/20/32 (f)	770,987	771,866
Series 2003-2:
Class A, 3.76% 9/20/33 (f)	2,892,082	2,897,777
Class M, 4.01% 9/20/33 (f)	1,360,000	1,362,941
Series 2004-1 Class M, 3.95% 9/20/33 (f)	2,708,464	2,713,597
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.08% 2/20/33 (f)	1,742,776	1,748,262
Series 2004-HC1:
Class A, 3.78% 2/20/34 (f)	5,083,992	5,096,702
Class M, 3.93% 2/20/34 (f)	3,073,800	3,073,443
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.9381% 1/18/11 (f)	8,850,000	8,867,619
Series 2002-2:
Class A, 3.5581% 1/18/11 (f)	9,000,000	9,012,218
Class B, 3.9381% 1/18/11 (f)	14,275,000	14,355,952
Series 2002-3 Class B, 4.6381% 9/15/09 (f)	4,150,000	4,159,262
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.6213% 12/17/07 (f)	2,781,207	2,781,863
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.71% 6/25/35 (f)	11,646,350	11,645,706
Class M1, 3.93% 6/25/35 (f)	4,100,000	4,094,813
Class M2, 3.95% 6/25/35 (f)	2,775,000	2,766,003
Class M3, 3.98% 6/25/35 (f)	1,975,000	1,972,566
Keycorp Student Loan Trust Series 1999-A Class A2, 3.8% 12/27/09 (f)	16,169,548	16,224,493
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 3.78% 6/25/33 (f)	$ 253,078	$ 253,185
Class M1, 4.28% 6/25/33 (f)	19,500,000	19,626,153
Series 2003-3 Class M1, 4.21% 7/25/33 (f)	7,770,000	7,824,625
Series 2004-2:
Class M1, 3.99% 6/25/34 (f)	4,275,000	4,285,404
Class M2, 4.54% 6/25/34 (f)	1,400,000	1,416,723
Series 2005-2 Class 2A2, 3.64% 4/25/35 (f)	12,000,000	11,996,998
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.19% 4/25/33 (f)	3,500,000	3,519,270
Class M2, 5.31% 4/25/33 (f)	1,500,000	1,534,429
Series 2004-FRE1 Class M1, 4.01% 7/25/34 (f)	5,223,000	5,238,948
MBNA Asset Backed Note Trust Series 2000-K Class C, 4.1881% 3/17/08 (c)(f)	7,250,000	7,258,700
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.7631% 10/15/08 (f)	30,000,000	30,042,072
Series 2001-B2 Class B2, 3.7481% 1/15/09 (f)	30,353,000	30,429,933
Series 2002-B2 Class B2, 3.7681% 10/15/09 (f)	20,000,000	20,086,600
Series 2002-B3 Class B3, 3.7881% 1/15/08 (f)	15,000,000	15,000,470
Series 2002-B4 Class B4, 3.8881% 3/15/10 (f)	14,800,000	14,916,873
Series 2003-B2 Class B2, 3.7781% 10/15/10 (f)	1,530,000	1,545,569
Series 2003-B3 Class B3, 3.7631% 1/18/11 (f)	1,130,000	1,135,362
Series 2003-B5 Class B5, 3.7581% 2/15/11 (f)	705,000	710,447
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.9288% 9/15/10 (f)	7,800,000	7,846,570
Series 1998-G Class B, 3.7881% 2/17/09 (f)	20,000,000	20,043,574
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.96% 7/25/34 (f)	2,125,000	2,124,911
Class M2, 4.01% 7/25/34 (f)	375,000	374,985
Class M3, 4.41% 7/25/34 (f)	775,000	774,967
Class M4, 4.56% 7/25/34 (f)	525,000	524,978
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 4.16% 7/25/34 (f)	2,321,000	2,330,928
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.56% 11/25/32 (f)	2,370,000	2,441,680
Series 2003-NC5 Class M2, 5.46% 4/25/33 (f)	2,800,000	2,834,138
Series 2003-NC6 Class M2, 5.41% 6/27/33 (f)	12,835,000	13,180,825
Series 2003-NC7 Class M1, 4.16% 6/25/33 (f)	1,785,000	1,791,357
Series 2003-NC8 Class M1, 4.16% 9/25/33 (f)	2,350,000	2,363,472
Series 2004-HE6 Class A2, 3.8% 8/25/34 (f)	7,193,690	7,217,222
Series 2004-NC2 Class M1, 4.01% 12/25/33 (f)	2,595,000	2,599,359
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2004-NC6 Class A2, 3.8% 7/25/34 (f)	$ 3,163,358	$ 3,170,145
Series 2005-1:
Class M2, 3.93% 12/25/34 (f)	4,425,000	4,417,835
Class M3, 3.98% 12/25/34 (f)	4,000,000	3,998,266
Series 2005-HE1:
Class A3B, 3.68% 12/25/34 (f)	3,885,000	3,889,266
Class M1, 3.91% 12/25/34 (f)	1,100,000	1,102,253
Class M2, 3.93% 12/25/34 (f)	2,970,000	2,966,369
Series 2005-HE2:
Class M1, 3.86% 1/25/35 (f)	2,665,000	2,670,502
Class M2, 3.9% 1/25/35 (f)	1,900,000	1,893,810
Series 2005-NC1:
Class M1, 3.9% 1/25/35 (f)	2,425,000	2,432,731
Class M2, 3.93% 1/25/35 (f)	2,425,000	2,421,056
Class M3, 3.97% 1/25/35 (f)	2,425,000	2,425,850
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.31% 2/25/32 (f)	1,510,288	1,513,954
Class M2, 4.86% 2/25/32 (f)	7,146,795	7,171,201
Series 2001-NC4:
Class M1, 4.46% 1/25/32 (f)	3,827,881	3,841,816
Series 2002-AM3 Class A3, 3.95% 2/25/33 (f)	1,426,624	1,430,581
Series 2002-HE1 Class M1, 4.06% 7/25/32 (f)	5,860,000	5,893,149
Series 2002-HE2 Class M1, 4.16% 8/25/32 (f)	9,925,000	9,970,606
Series 2002-NC3 Class A3, 3.8% 8/25/32 (f)	396,299	397,573
Series 2002-OP1 Class M1, 4.21% 9/25/32 (f)	3,894,745	3,917,849
Series 2003-NC1:
Class M1, 4.51% 11/25/32 (f)	2,555,000	2,572,380
Class M2, 5.51% 11/25/32 (f)	1,880,000	1,899,041
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.89% 1/25/33 (f)	341,254	341,436
Class M2, 5.46% 1/25/33 (f)	4,600,000	4,667,174
Series 2003-6 Class M1, 4.18% 1/25/34 (f)	5,180,000	5,202,952
Series 2005-1:
Class M1, 3.91% 3/25/35 (f)	4,395,000	4,392,950
Class M2, 3.94% 3/25/35 (f)	4,395,000	4,384,834
Class M3, 3.98% 3/25/35 (f)	2,120,000	2,120,796
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.5281% 6/15/09 (f)	13,621,752	13,633,434
Series 2004-A Class A4A, 3.4581% 6/15/10 (f)	10,570,000	10,582,978
Asset-Backed Securities - continued
	Principal Amount	Value
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.91% 6/25/34 (f)	$ 1,450,000	$ 1,451,222
Class M4, 4.435% 6/25/34 (f)	2,435,000	2,439,150
Ocala Funding LLC Series 2005-1A Class A, 4.93% 3/20/10 (c)(f)	3,675,000	3,675,000
Ownit Mortgage Loan Asste-Backed Certificates Series 2005-3 Class A2A, 3.5% 6/25/36 (f)	15,500,000	15,500,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.09% 9/25/34 (f)	3,745,000	3,756,721
Class M2, 4.14% 9/25/34 (f)	1,755,000	1,764,326
Class M3, 4.71% 9/25/34 (f)	3,355,000	3,396,745
Class M4, 4.91% 9/25/34 (f)	4,700,000	4,767,614
Series 2004-WCW2 Class A2, 3.84% 10/25/34 (f)	7,952,623	7,976,111
Series 2005-WCH1:
Class A3B, 3.68% 1/25/35 (f)	2,775,000	2,779,908
Class M2, 3.98% 1/25/35 (f)	4,175,000	4,166,539
Class M3, 4.02% 1/25/35 (f)	3,290,000	3,292,599
Class M5, 4.34% 1/25/35 (f)	3,095,000	3,104,620
Series 2005-WHQ2 Class M7, 4.71% 5/25/35 (f)	5,950,000	5,930,787
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.57% 9/25/24 (f)	7,475,790	7,475,790
Class M4, 4.09% 5/25/35 (f)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 4.0881% 6/15/09 (c)(f)	15,000,000	15,039,393
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.04% 4/25/35 (f)	1,040,000	1,037,610
Series 2005-KS7 Class A1, 3.4781% 8/25/35 (f)	10,515,000	10,512,897
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.71% 10/25/34 (f)	5,500,000	5,566,857
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.86% 4/25/33 (f)	818,316	822,076
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.99% 3/25/35 (f)	4,415,000	4,413,887
Series 2004-2 Class MV1, 4.04% 8/25/35 (f)	4,495,000	4,501,043
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.8131% 2/15/10 (f)	10,000,000	9,987,143
Series 2002-4:
Class A, 3.5181% 8/18/09 (f)	27,000,000	26,999,603
Class B, 3.8131% 8/18/09 (f)	33,300,000	33,301,149
Series 2002-5 Class B, 4.6381% 11/17/09 (f)	30,000,000	30,062,976
Asset-Backed Securities - continued
	Principal Amount	Value
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.98% 2/25/34 (f)	$ 2,910,000	$ 2,909,256
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 4.06% 11/25/34 (f)	1,810,000	1,818,452
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.82% 2/25/34 (f)	1,043,424	1,043,422
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.8381% 3/15/11 (c)(f)	10,835,000	10,828,228
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 4.46% 6/15/10 (f)	6,840,000	6,839,945
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.89% 9/25/34 (f)	2,878,990	2,894,593
Series 2003-6HE Class A1, 3.93% 11/25/33 (f)	1,784,384	1,788,543
Series 2005-14HE Class AF1, 3.9753% 7/25/36 (d)(f)	8,635,000	8,633,296
TOTAL ASSET-BACKED SECURITIES (Cost $2,293,954,229)		2,300,747,332
Collateralized Mortgage Obligations - 16.9%

Private Sponsor - 13.7%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 3.86% 2/25/35 (f)	9,374,471	9,396,037
Series 2004-4 Class 5A2, 3.86% 3/25/35 (f)	3,780,419	3,787,953
Series 2005-1 Class 5A2, 3.79% 5/25/35 (f)	6,187,250	6,191,166
Series 2005-2:
Class 6A2, 3.74% 6/25/35 (f)	2,930,592	2,932,491
Class 6M2, 3.94% 6/25/35 (f)	10,145,000	10,145,010
Series 2005-3 Class 8A2, 3.7% 7/25/35 (f)	19,199,197	19,211,695
Series 2005-4 Class 7A2, 3.69% 8/25/35 (f)	9,011,457	9,003,527
Series 2005-8 Class 7A2, 3.77% 11/25/35 (f)	7,660,000	7,660,000
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.74% 1/25/35 (f)	20,354,186	20,354,186
Series 2005-2 Class 1A1, 3.71% 3/25/35 (f)	14,961,065	14,961,065
Series 2005-5 Class 1A1, 3.68% 7/25/35 (f)	18,707,862	18,696,170
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.86% 5/25/33 (f)	5,545,033	5,548,017
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.86% 9/25/34 (f)	10,335,456	10,325,843
Series 2005-1 Class 2A1, 3.75% 3/25/35 (f)	14,617,171	14,617,171
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 3.86% 3/25/34 (f)	5,338,263	5,334,945
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
CS First Boston Mortgage Securities Corp. floater: - continued
Series 2004-AR3 Class 6A2, 3.83% 4/25/34 (f)	$ 2,226,193	$ 2,228,162
Series 2004-AR4 Class 5A2, 3.83% 5/25/34 (f)	2,066,310	2,065,052
Series 2004-AR5 Class 11A2, 3.83% 6/25/34 (f)	2,987,552	2,981,472
Series 2004-AR6 Class 9A2, 3.83% 10/25/34 (f)	3,981,028	3,983,412
Series 2004-AR7 Class 6A2, 3.84% 8/25/34 (f)	5,801,660	5,806,785
Series 2004-AR8 Class 8A2, 3.84% 9/25/34 (f)	4,630,225	4,638,807
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.95% 12/25/34 (f)	4,384,853	4,379,779
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 3.51% 12/21/24 (f)	5,300,000	5,299,006
Class B1, 3.56% 12/20/54 (f)	7,050,000	7,047,577
Class M1, 3.66% 12/20/54 (f)	5,300,000	5,298,178
Series 2005-2 Class C1, 3.7857% 12/20/54 (f)	7,975,000	7,972,508
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.64% 3/20/44 (f)	1,415,000	1,414,844
Class 1C, 4.33% 3/20/44 (f)	4,075,000	4,091,219
Class 1M, 3.84% 3/20/44 (f)	4,935,000	4,938,751
Series 2004-2:
Class 1A2, 3.5% 6/20/28 (f)	5,384,259	5,384,932
Class 1B, 3.6% 6/20/44 (f)	1,018,055	1,018,309
Class 1C, 4.13% 6/20/44 (f)	3,706,295	3,713,918
Class 1M, 3.71% 6/20/44 (f)	2,722,846	2,724,205
Series 2004-3:
Class 1B, 3.59% 9/20/44 (f)	2,100,000	2,100,210
Class 1C, 4.02% 9/20/44 (f)	5,415,000	5,426,913
Class 1M, 3.7% 9/20/44 (f)	1,200,000	1,200,360
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 3.6369% 5/19/35 (f)	11,690,145	11,648,134
Holmes Financing No. 7 PLC floater Series 2 Class M, 4.3988% 7/15/40 (f)	2,560,000	2,564,912
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.6788% 4/15/11 (f)	25,000,000	25,000,000
Class B, 3.7688% 7/15/40 (f)	2,695,000	2,696,684
Class C, 4.3188% 7/15/40 (f)	10,280,000	10,328,193
Home Equity Asset Trust floater Series 2005-3 Class 2A1, 3.55% 8/25/35 (f)	7,268,025	7,266,230
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.91% 10/25/34 (f)	4,495,430	4,509,337
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 3.83% 3/25/35 (f)	$ 8,638,669	$ 8,636,982
Series 2004-6 Class 1A2, 3.85% 10/25/34 (f)	3,481,529	3,487,748
Series 2005-1:
Class M1, 3.92% 4/25/35 (f)	3,223,929	3,220,529
Class M2, 3.96% 4/25/35 (f)	5,644,146	5,639,516
Class M3, 3.99% 4/25/35 (f)	1,384,927	1,383,466
Class M4, 4.21% 4/25/35 (f)	817,334	818,164
Class M5, 4.23% 4/25/35 (f)	817,334	817,174
Class M6, 4.28% 4/25/35 (f)	1,307,734	1,307,479
Series 2005-2 Class 1A2, 3.77% 4/25/35 (f)	13,211,515	13,201,194
Series 2005-3 Class A1, 3.7% 8/25/35 (f)	15,176,045	15,149,962
Series 2005-4 Class 1B1, 4.76% 6/25/35 (f)	5,306,886	5,282,839
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 3.67% 9/26/45 (c)(f)	16,153,164	16,153,164
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.73% 3/25/35 (f)	13,405,372	13,396,993
Series 2004-6 Class 4A2, 4.1729% 7/25/34 (f)	5,969,000	5,946,582
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.85% 3/25/28 (f)	8,079,308	8,122,924
Series 2003-B Class A1, 3.8% 4/25/28 (f)	7,852,610	7,898,403
Series 2003-D Class A, 3.77% 8/25/28 (f)	7,479,616	7,494,804
Series 2003-E Class A2, 3.4425% 10/25/28 (f)	10,687,128	10,687,143
Series 2003-F Class A2, 3.7075% 10/25/28 (f)	12,892,959	12,891,486
Series 2004-A Class A2, 3.6175% 4/25/29 (f)	11,584,437	11,556,917
Series 2004-B Class A2, 3.79% 6/25/29 (f)	8,952,030	8,930,464
Series 2004-C Class A2, 3.95% 7/25/29 (f)	12,856,157	12,825,407
Series 2004-D Class A2, 3.4725% 9/25/29 (f)	9,971,432	9,974,033
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (f)	8,523,921	8,502,874
Class A2D, 3.9175% 11/25/29 (f)	1,982,307	1,991,830
Series 2004-G Class A2, 3.95% 11/25/29 (f)	3,854,828	3,854,422
Series 2005-A Class A2, 3.38% 2/25/30 (f)	10,800,867	10,785,319
Mortgage Asset Backed Securities Trust floater Series 2002-NC1 Class M1, 4.31% 10/25/32 (f)	4,538,551	4,555,535
MortgageIT Trust floater:
Series 2004-2:
Class A1, 3.83% 12/25/34 (f)	4,920,628	4,927,758
Class A2, 3.91% 12/25/34 (f)	6,656,800	6,696,298
Series 2005-2 Class 1A1, 3.72% 5/25/35 (f)	5,093,718	5,097,498
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.75% 6/25/35 (f)	19,112,336	19,123,533
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 4.5594% 6/10/42 (f)	$ 1,745,000	$ 1,749,384
Permanent Financing No. 3 PLC floater Series 2 Class C, 4.4294% 6/10/42 (f)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class C, 4.0994% 6/10/42 (f)	15,400,000	15,475,306
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.0294% 6/10/42 (f)	4,215,000	4,234,760
Series 3 Class C, 4.1994% 6/10/42 (f)	8,890,000	8,967,788
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 3.7294% 6/10/42 (f)	4,000,000	4,000,572
Class 2C, 3.8294% 6/10/42 (f)	5,350,000	5,352,343
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.4694% 6/10/42 (f)	2,000,000	1,999,375
Class 1C, 3.6594% 6/10/42 (f)	3,840,000	3,838,800
Class 2C, 3.7094% 6/10/42 (f)	8,065,000	8,054,919
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 3.7475% 6/10/42 (f)	7,165,000	7,162,621
Class 2C, 3.8175% 6/10/42 (f)	9,945,000	9,941,688
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	4,643,507	4,727,342
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 5.15% 3/10/35 (c)(f)	5,492,986	5,575,381
Class B5, 5.7% 3/10/35 (c)(f)	5,684,725	5,811,417
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.96% 11/25/34 (f)	2,829,110	2,840,739
Series 2003-RP2 Class A1, 3.93% 6/25/33 (c)(f)	3,866,185	3,881,108
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (f)	10,999,101	10,996,236
Series 2003-7 Class A2, 2.885% 1/20/34 (f)	9,577,708	9,569,385
Series 2004-1 Class A, 4.15% 2/20/34 (f)	6,379,791	6,373,993
Series 2004-10 Class A4, 3.6681% 11/20/34 (f)	10,424,803	10,408,138
Series 2004-3 Class A, 3.5463% 5/20/34 (f)	10,662,486	10,588,333
Series 2004-4 Class A, 3.5881% 5/20/34 (f)	13,430,919	13,399,990
Series 2004-5 Class A3, 3.77% 6/20/34 (f)	8,904,038	8,897,082
Series 2004-6:
Class A3A, 4.1475% 6/20/35 (f)	8,182,127	8,176,739
Class A3B, 3.16% 7/20/34 (f)	1,022,766	1,021,950
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (f)	7,642,675	7,636,475
Class A3B, 3.4525% 7/20/34 (f)	1,375,260	1,380,167
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-8 Class A2, 3.45% 9/20/34 (f)	$ 14,155,710	$ 14,148,404
Series 2005-1 Class A2, 3.68% 2/20/35 (f)	7,355,282	7,354,362
Series 2005-2 Class A2, 3.36% 3/20/35 (f)	13,876,523	13,876,523
Series 2005-3 Class A1, 3.46% 5/20/35 (f)	9,217,677	9,217,677
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 3.77% 7/25/35 (f)	11,201,095	11,201,095
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.86% 9/25/33 (c)(f)	2,553,470	2,555,084
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.83% 9/25/34 (f)	22,068,069	22,129,394
WAMU Mortgage pass thru certificates:
floater Series 2005-AR6 Class 2A-1A, 3.5448% 4/25/45 (f)	6,133,307	6,133,607
Series 2005 AR11 Class A1C1, 3.6675% 8/25/40 (d)(f)	14,400,000	14,400,000
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.7024% 8/25/34 (f)	19,880,000	19,789,156
Series 2005-AR12 Class 2A1, 4.322% 7/25/35 (f)	31,674,772	31,407,532
TOTAL PRIVATE SPONSOR		895,419,920
U.S. Government Agency - 3.2%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.76% 11/18/30 (f)	1,103,802	1,112,055
Series 2000-40 Class FA, 3.8144% 7/25/30 (f)	2,487,156	2,498,099
Series 2002-89 Class F, 3.6144% 1/25/33 (f)	3,630,895	3,636,484
target amortization class Series G94-2 Class D, 6.45% 1/25/24	4,732,822	4,849,182
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.66% 8/18/31 (f)	2,500,934	2,508,899
Series 2001-44 Class FB, 3.6144% 9/25/31 (f)	2,262,040	2,268,738
Series 2001-46 Class F, 3.66% 9/18/31 (f)	6,514,676	6,552,090
Series 2002-11 Class QF, 3.8144% 3/25/32 (f)	4,517,951	4,551,812
Series 2002-36 Class FT, 3.8144% 6/25/32 (f)	1,503,724	1,516,521
Series 2002-64 Class FE, 3.61% 10/18/32 (f)	2,256,514	2,266,981
Series 2002-65 Class FA, 3.6144% 10/25/17 (f)	2,585,370	2,590,545
Series 2002-74 Class FV, 3.7644% 11/25/32 (f)	8,360,131	8,420,920
Series 2003-11:
Class DF, 3.7644% 2/25/33 (f)	3,173,455	3,195,574
Class EF, 3.7644% 2/25/33 (f)	2,602,157	2,612,658
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
floater:
Series 2003-63 Class F1, 3.6144% 11/25/27 (f)	$ 6,387,368	$ 6,390,916
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	1,212,661	1,212,198
Series 2001-62 Class PG, 6.5% 10/25/30	4,183,652	4,194,964
Series 2001-76 Class UB, 5.5% 10/25/13	1,378,221	1,379,002
Series 2002-16 Class QD, 5.5% 6/25/14	345,479	346,552
Series 2002-28 Class PJ, 6.5% 3/25/31	4,950,777	4,957,813
Series 2002-8 Class PD, 6.5% 7/25/30	3,569,878	3,584,870
Freddie Mac:
floater Series 2510 Class FE, 3.7881% 10/15/32 (f)	5,998,150	6,032,418
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	1,286,641	1,286,029
Series 2353 Class PC, 6.5% 9/15/15	1,363,169	1,366,992
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.5881% 7/15/31 (f)	5,197,631	5,199,968
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.7381% 7/15/17 (f)	4,556,922	4,564,198
Series 2526 Class FC, 3.7881% 11/15/32 (f)	3,597,778	3,616,182
Series 2538 Class FB, 3.7881% 12/15/32 (f)	6,607,741	6,651,155
Series 2551 Class FH, 3.8381% 1/15/33 (f)	3,358,821	3,373,027
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	12,190,349	12,248,248
Series 2394 Class ND, 6% 6/15/27	1,550,172	1,553,415
Series 2395 Class PE, 6% 2/15/30	5,961,413	6,000,327
Series 2398 Class DK, 6.5% 1/15/31	372,760	373,347
Series 2410 Class ML, 6.5% 12/15/30	2,168,673	2,179,211
Series 2420 Class BE, 6.5% 12/15/30	2,595,889	2,604,122
Series 2443 Class TD, 6.5% 10/15/30	2,962,497	2,977,827
Series 2461 Class PG, 6.5% 1/15/31	2,737,118	2,773,721
Series 2466 Class EC, 6% 10/15/27	257,483	257,163
Series 2483 Class DC, 5.5% 7/15/14	1,861,588	1,861,466
Series 2556 Class PM, 5.5% 2/15/16	1,160,963	1,159,984
Series 2776 Class UJ, 4.5% 5/15/20 (g)	7,104,375	367,384
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,903,044
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	648,803	649,120
Series 2480 Class QW, 5.75% 2/15/30	871,905	871,370
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2406:
Class FP, 4.3681% 1/15/32 (f)	$ 10,270,000	$ 10,502,819
Class PF, 4.3681% 12/15/31 (f)	8,125,000	8,337,955
Series 2410 Class PF, 4.3681% 2/15/32 (f)	18,644,444	19,070,154
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.7381% 5/16/23 (f)	2,988,811	3,001,292
Series 2001-50 Class FV, 3.5881% 9/16/27 (f)	9,114,548	9,113,939
Series 2002-24 Class FX, 3.9381% 4/16/32 (f)	2,630,687	2,652,779
Series 2002-31 Class FW, 3.7881% 6/16/31 (f)	3,614,097	3,633,687
Series 2002-5 Class KF, 3.7881% 8/16/26 (f)	617,815	618,278
TOTAL U.S. GOVERNMENT AGENCY		207,447,494
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,104,119,465)		1,102,867,414
Commercial Mortgage Securities - 5.8%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.44% 8/3/10 (c)(f)	5,025,000	5,024,881
Class D, 7.54% 8/3/10 (c)(f)	6,695,000	6,694,844
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 3.7081% 11/15/15 (c)(f)	5,038,226	5,041,400
Series 2005-BOCA:
Class H, 4.3381% 12/15/16 (c)(f)	2,065,000	2,061,834
Class J, 4.4881% 12/15/16 (c)(f)	1,020,000	1,018,438
Class K, 4.7381% 12/15/16 (c)(f)	6,659,000	6,650,611
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.04% 8/25/33 (c)(f)	6,644,316	6,723,250
Series 2003-2:
Class A, 4.04% 12/25/33 (c)(f)	13,522,369	13,687,661
Class M1, 4.31% 12/25/33 (c)(f)	2,200,548	2,236,841
Series 2004-1:
Class A, 3.82% 4/25/34 (c)(f)	6,403,472	6,414,728
Class B, 5.36% 4/25/34 (c)(f)	665,296	672,910
Class M1, 4.02% 4/25/34 (c)(f)	582,134	584,681
Class M2, 4.66% 4/25/34 (c)(f)	498,972	504,819
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 3.89% 8/25/34 (c)(f)	$ 6,299,807	$ 6,330,814
Class M1, 4.04% 8/25/34 (c)(f)	2,031,330	2,039,265
Series 2004-3:
Class A1, 3.83% 1/25/35 (c)(f)	6,582,479	6,605,519
Class A2, 3.88% 1/25/35 (c)(f)	914,869	918,092
Class M1, 3.96% 1/25/35 (c)(f)	1,097,080	1,098,564
Class M2, 4.46% 1/25/35 (c)(f)	715,487	719,742
Series 2005-2A:
Class M1, 3.73% 8/25/35 (c)(f)	1,297,812	1,297,812
Class M2, 3.78% 8/25/35 (c)(f)	2,136,399	2,136,399
Class M3, 3.8% 8/25/35 (c)(f)	1,183,006	1,183,006
Class M4, 3.91% 8/25/35 (c)(f)	1,088,166	1,088,166
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class JFCM, 4.98% 4/14/15 (c)(f)	1,344,296	1,350,087
Class JMM, 4.88% 4/14/15 (c)(f)	1,384,053	1,385,065
Class KFCM, 5.23% 4/14/15 (c)(f)	1,436,661	1,443,179
Class KMM, 5.13% 4/14/15 (c)(f)	1,253,767	1,254,776
Class LFCM, 5.63% 4/14/15 (c)(f)	1,601,905	1,602,545
Class MFCM, 5.93% 4/14/15 (c)(f)	2,218,251	2,219,234
Series 2004-BBA3 Class E, 4.0881% 6/15/17 (c)(f)	10,415,000	10,415,949
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.81% 12/12/13 (c)(f)	896,672	897,536
Class C, 4.16% 12/12/13 (c)(f)	1,793,345	1,801,374
COMM floater:
Series 2001-FL5A Class E, 4.8881% 11/15/13 (c)(f)	3,049,546	3,048,573
Series 2002-FL6:
Class F, 4.8381% 6/14/14 (c)(f)	11,163,000	11,190,451
Class G, 5.2881% 6/14/14 (c)(f)	5,000,000	5,000,444
Series 2003-FL9 Class B, 3.8881% 11/15/15 (c)(f)	10,354,700	10,383,149
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.6881% 9/15/14 (c)(f)	3,570,000	3,573,440
Class G, 4.3681% 9/15/14 (c)(f)	1,345,000	1,345,538
Class H, 4.4681% 9/15/14 (c)(f)	1,430,000	1,430,571
Class J, 4.9881% 9/15/14 (c)(f)	490,000	491,560
Class K, 5.3881% 9/15/14 (c)(f)	770,000	771,587
Class L, 5.5881% 9/15/14 (c)(f)	625,000	624,693
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2004-HTL1:
Class B, 3.8381% 7/15/16 (c)(f)	$ 495,379	$ 495,732
Class D, 3.9381% 7/15/16 (c)(f)	1,125,628	1,125,788
Class E, 4.1381% 7/15/16 (c)(f)	805,726	806,031
Class F, 4.1881% 7/15/16 (c)(f)	852,671	853,207
Class H, 4.6881% 7/15/16 (c)(f)	2,472,312	2,473,143
Class J, 4.8381% 7/15/16 (c)(f)	950,314	950,633
Class K, 5.7381% 7/15/16 (c)(f)	1,069,720	1,069,257
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.6181% 4/15/17 (c)(f)	7,080,000	7,080,000
Class C, 3.6581% 4/15/17 (c)(f)	3,006,000	3,006,000
Class D, 3.6981% 4/15/17 (c)(f)	2,440,000	2,440,000
Class E, 3.7581% 4/15/17 (c)(f)	1,821,000	1,821,000
Class F, 3.7981% 4/15/17 (c)(f)	1,035,000	1,035,000
Class G, 3.9381% 4/15/17 (c)(f)	1,035,000	1,035,000
Class H, 4.0081% 4/15/17 (c)(f)	1,035,000	1,035,000
Class I, 4.2381% 4/15/17 (c)(f)	335,000	335,000
Class MOA3, 3.6881% 3/15/20 (c)(f)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 5.1381% 12/15/11 (c)(f)	3,720,000	3,702,795
Series 2002-TFLA Class C, 3.9688% 11/18/12 (c)(f)	3,675,000	3,674,923
Series 2003-TF2A Class A2, 3.7081% 11/15/14 (c)(f)	9,500,000	9,507,100
Series 2004-FL1 Class B, 3.8381% 5/15/14 (c)(f)	11,230,000	11,235,571
Series 2004-HC1:
Class A2, 3.8881% 12/15/21 (c)(f)	1,475,000	1,474,997
Class B, 4.1381% 12/15/21 (c)(f)	3,835,000	3,834,992
Series 2004-TF2A Class E, 3.8081% 11/15/19 (c)(f)	4,450,000	4,456,884
Series 2004-TFL1:
Class A2, 3.5781% 2/15/14 (c)(f)	7,005,000	7,007,087
Class E, 3.9381% 2/15/14 (c)(f)	2,800,000	2,806,033
Class F, 3.9881% 2/15/14 (c)(f)	2,325,000	2,330,394
Class G, 4.2381% 2/15/14 (c)(f)	1,875,000	1,880,617
Class H, 4.4881% 2/15/14 (c)(f)	1,400,000	1,403,733
Class J, 4.7881% 2/15/14 (c)(f)	750,000	753,724
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
Series 2005-TF2A Class F, 3.8881% 11/15/19 (c)(f)	$ 1,540,000	$ 1,542,381
Series 2005-TFLA:
Class C, 3.6281% 2/15/20 (c)(f)	5,650,000	5,649,989
Class E, 3.7181% 2/15/20 (c)(f)	3,955,000	3,954,992
Class F, 3.7681% 2/15/20 (c)(f)	1,745,000	1,744,997
Class G, 3.9081% 2/15/20 (c)(f)	505,000	504,998
Class H, 4.1381% 2/15/20 (c)(f)	715,000	714,998
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35	518,675	522,823
Series 2003-TFLA Class G, 3.7357% 4/15/13 (c)(f)	446,933	445,553
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 4.2% 2/11/11 (c)(f)	264,524	264,175
GS Mortgage Securities Corp. II floater Series 2005-FL7A Class A1, 3.5% 11/6/19 (c)(f)	10,526,054	10,527,180
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.8613% 5/28/20 (c)(f)	2,727,545	2,728,117
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.6585% 4/10/15 (c)(f)	8,245,000	8,150,339
JP Morgan Chase Commercial Mortgage Security Corp.:
floater Series 2005-FL1A:
Class WH, 3.97% 6/15/19 (c)(f)	3,325,000	3,325,100
Class WJ, 4.17% 6/15/19 (c)(f)	2,045,000	2,045,061
Class WK, 4.57% 6/15/19 (c)(f)	3,065,000	3,065,092
Series 2005-FL1A Class WX1, 1.2068% 6/15/19 (c)(f)(g)	240,000,000	2,596,800
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater:
Series 2003-C4A:
Class F, 5.6% 7/11/15 (c)(f)	813,387	813,822
Class H, 6.35% 7/11/15 (c)(f)	8,267,264	8,287,932
Series 2003-LLFA:
Class A2, 3.77% 12/16/14 (c)(f)	11,700,000	11,707,744
Class B, 3.98% 12/16/14 (c)(f)	4,615,000	4,626,299
Class C, 4.08% 12/16/14 (c)(f)	4,982,000	4,997,311
Series 2005-LLFA Class FAIR, 5.1138% 7/15/19 (c)(d)(f)	4,360,000	4,360,000
Morgan Stanley Dean Witter Capital I Trust floater Series 2002-XLF Class F, 5.49% 8/5/14 (c)(f)	7,603,983	7,603,972
Commercial Mortgage Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 4.1881% 2/15/13 (c)(f)	$ 10,495,000	$ 10,291,568
Class D, 4.1881% 2/15/13 (c)(f)	4,000,000	3,891,288
Series 2003-CDCA:
Class HEXB, 5.2881% 2/15/15 (c)(f)	770,000	771,001
Class JEXB, 5.4881% 2/15/15 (c)(f)	1,300,000	1,301,690
Class KEXB, 5.8881% 2/15/15 (c)(f)	960,000	961,248
Series 2000-NL1 Class E, 7.0607% 10/15/30 (c)(f)	3,657,956	3,672,236
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.7281% 5/15/09 (c)(f)	18,000,000	18,008,086
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.78% 3/24/18 (c)(f)	7,263,029	7,263,029
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.5681% 3/15/14 (c)(f)	3,510,000	3,511,290
Class E, 3.8881% 3/15/14 (c)(f)	2,190,000	2,192,749
Class F, 3.9381% 3/15/14 (c)(f)	1,755,000	1,757,120
Class G, 4% 3/15/14 (c)(f)	875,000	876,363
Series 2005-WL5A:
Class KHP1, 3.7381% 1/15/18 (c)(f)	1,745,000	1,745,000
Class KHP2, 3.9381% 1/15/18 (c)(f)	1,745,000	1,745,000
Class KHP3, 4.2381% 1/15/18 (c)(f)	2,060,000	2,060,000
Class KHP4, 4.3381% 1/15/18 (c)(f)	1,600,000	1,600,000
Class KHP5, 4.5381% 1/15/18 (c)(f)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $378,363,353)		378,866,012
Interfund Loans - 0.1%

With Fidelity Equity-Income Fund, at 3.43442% due 8/1/05 (b) (Cost $8,443,000)	8,443,000	8,443,000
Cash Equivalents - 40.4%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.32%, dated 7/29/05 due 8/1/05) (i)	$ 2,354,814,398	$ 2,354,164,000
With Goldman Sachs & Co. at 3.41%, dated 7/1/05 due 8/23/05 (Collateralized by Mortgage Loan Obligations valued at $295,800,001, 0.9%- 10.36%, 4/18/17 - 6/25/44) (f)(h)	291,455,881	289,998,492
TOTAL CASH EQUIVALENTS (Cost $2,644,164,000)		2,644,162,492
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $6,679,436,405)		6,685,115,608
NET OTHER ASSETS - (2.2)%		(140,968,200)
NET ASSETS - 100%		$ 6,544,147,408
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 72,221,638	$ 34,806
49 Eurodollar 90 Day Index Contracts	March 2006	48,464,675	28,036
32 Eurodollar 90 Day Index Contracts	June 2006	31,645,600	16,247
27 Eurodollar 90 Day Index Contracts	Sept. 2006	26,698,612	16,355
26 Eurodollar 90 Day Index Contracts	Dec. 2006	25,707,500	14,421
24 Eurodollar 90 Day Index Contracts	March 2007	23,729,700	12,329
17 Eurodollar 90 Day Index Contracts	June 2007	16,807,688	5,970
16 Eurodollar 90 Day Index Contracts	Sept. 2007	15,818,200	5,711
15 Eurodollar 90 Day Index Contracts	Dec. 2007	14,828,250	5,590
15 Eurodollar 90 Day Index Contracts	March 2008	14,827,875	5,015
8 Eurodollar 90 Day Index Contracts	June 2008	7,907,800	7,518
7 Eurodollar 90 Day Index Contracts	Sept. 2008	6,918,888	6,885
TOTAL EURODOLLAR CONTRACTS			158,883
Swap Agreements
		Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerChrysler NA Holding Corp., par value of the notional amount of DaimlerChrysler NA Holding Corp. 6.5% 11/15/13, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (135,972)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	102,057
TOTAL CREDIT DEFAULT SWAP		24,000,000	(33,915)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Oct. 2005	$ 48,200,000	$ 46,335
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	32,511
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 30 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	August 2005	35,100,000	33,945
Swap Agreements - continued
	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 22 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Jan. 2006	$ 35,100,000	$ 32,229
Receive monthly a return equal to Lehman Brothers ABS Floating Rate Index and pay monthly a floating rate based on the 1- month LIBOR minus 11.1 basis points with Lehman Brothers, Inc.	Nov. 2005	30,000,000	0
TOTAL TOTAL RETURN SWAP		178,400,000	145,020
		$ 202,400,000	$ 111,105
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Affiliated entity

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $586,119,417 or 9.0% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $994,635.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(h) The maturity amount is based on the rate at period end.
(i) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$2,354,164,000 due 8/1/05 at 3.32%
Banc of America Securities LLC.	$ 471,596,247
Bank of America, National Association	244,985,063
Barclays Capital Inc.	979,940,254
Countrywide Securities Corporation	244,985,063
Morgan Stanley & Co. Incorporated.	351,411,107
UBS Securities LLC	61,246,266
$ 2,354,164,000
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $6,679,021,266. Net unrealized appreciation aggregated $6,094,342, of which $11,067,257 related to appreciated investment securities and $4,972,915 related to depreciated investment securities.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Mortgage
Securities Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2005

1.804866.101

AMOR-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 77.7%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 57.1%
3.463% 4/1/34 (c)	$ 865	$ 861
3.734% 1/1/35 (c)	518	512
3.753% 10/1/33 (c)	345	340
3.786% 12/1/34 (c)	451	446
3.793% 6/1/34 (c)	1,550	1,513
3.801% 12/1/34 (c)	100	99
3.828% 1/1/35 (c)	345	342
3.838% 1/1/35 (c)	1,006	1,002
3.867% 1/1/35 (c)	586	583
3.876% 11/1/34 (c)	2,189	2,171
3.88% 6/1/33 (c)	1,437	1,423
3.913% 12/1/34 (c)	313	311
3.937% 10/1/34 (c)	420	417
3.937% 12/1/34 (c)	627	624
3.967% 11/1/34 (c)	682	676
3.97% 5/1/33 (c)	125	124
3.975% 1/1/35 (c)	449	445
3.981% 12/1/34 (c)	415	411
4% 6/1/18 to 5/1/19	22,518	21,750
4% 8/1/20 (b)	26,053	25,125
4.008% 12/1/34 (c)	2,328	2,323
4.011% 1/1/35 (c)	281	278
4.014% 12/1/34 (c)	345	341
4.023% 2/1/35 (c)	311	308
4.03% 1/1/35 (c)	606	600
4.03% 1/1/35 (c)	168	167
4.032% 12/1/34 (c)	219	219
4.045% 5/1/34 (c)	152	152
4.049% 2/1/35 (c)	293	291
4.053% 10/1/18 (c)	372	368
4.054% 1/1/35 (c)	292	289
4.079% 4/1/33 (c)	119	119
4.098% 1/1/35 (c)	659	662
4.104% 2/1/35 (c)	233	232
4.11% 2/1/35 (c)	232	232
4.117% 2/1/35 (c)	597	595
4.118% 1/1/35 (c)	651	648
4.121% 2/1/35 (c)	1,213	1,207
4.124% 1/1/35 (c)	640	642
4.137% 1/1/35 (c)	1,126	1,121
4.138% 2/1/35 (c)	722	725
4.144% 1/1/35 (c)	944	949
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.15% 11/1/34 (c)	$ 544	$ 541
4.154% 2/1/35 (c)	631	629
4.178% 1/1/35 (c)	1,239	1,251
4.183% 1/1/35 (c)	541	540
4.189% 11/1/34 (c)	174	174
4.197% 1/1/35 (c)	716	712
4.232% 3/1/34 (c)	337	336
4.25% 2/1/35 (c)	361	358
4.258% 10/1/34 (c)	921	926
4.293% 3/1/35 (c)	349	349
4.297% 7/1/34 (c)	324	325
4.302% 1/1/35 (c)	475	472
4.306% 8/1/33 (c)	776	773
4.315% 3/1/33 (c)	171	171
4.323% 5/1/35 (c)	543	542
4.332% 12/1/34 (c)	233	233
4.335% 2/1/35 (c)	251	250
4.349% 1/1/35 (c)	367	363
4.351% 1/1/35 (c)	353	351
4.367% 2/1/34 (c)	895	892
4.372% 4/1/35 (c)	236	236
4.401% 2/1/35 (c)	550	546
4.409% 5/1/35 (c)	1,086	1,086
4.433% 11/1/34 (c)	5,434	5,432
4.451% 6/1/33 (c)	262	259
4.455% 3/1/35 (c)	492	487
4.467% 10/1/34 (c)	2,017	2,018
4.479% 4/1/34 (c)	636	637
4.489% 8/1/34 (c)	1,211	1,210
4.5% 4/1/19 to 4/1/35	317,534	307,385
4.5% 8/1/20 (b)	72,000	70,808
4.5% 3/1/35 (c)	1,092	1,089
4.508% 1/1/35 (c)	632	635
4.529% 3/1/35 (c)	1,025	1,021
4.538% 8/1/34 (c)	732	736
4.554% 7/1/35 (c)	1,325	1,326
4.564% 2/1/35 (c)	2,509	2,512
4.57% 2/1/35 (c)	401	403
4.619% 2/1/35 (c)	1,097	1,093
4.645% 2/1/35 (c)	299	301
4.649% 11/1/34 (c)	1,293	1,296
4.687% 11/1/34 (c)	1,271	1,273
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.74% 7/1/34 (c)	$ 1,114	$ 1,106
4.741% 3/1/35 (c)	616	616
4.823% 12/1/34 (c)	1,039	1,043
4.847% 12/1/34 (c)	430	431
5% 9/1/16 to 12/1/34	74,909	74,926
5% 8/1/20 (b)	35,000	35,098
5% 8/1/35 (b)	200,574	197,503
5.123% 2/1/35 (c)	3,275	3,269
5.137% 5/1/35 (c)	373	374
5.204% 6/1/35 (c)	1,858	1,882
5.366% 12/1/32 (c)	552	558
5.5% 1/1/09 to 12/1/33	185,474	188,389
5.5% 8/1/35 (b)	33,048	33,234
5.5% 8/11/35 (b)	22,250	22,375
5.817% 5/1/35 (c)	2,566	2,593
6% 4/1/06 to 1/1/34	111,745	115,108
6.5% 6/1/23 to 3/1/35	36,282	37,638
6.5% 8/1/35 (b)	40,721	42,159
7% 3/1/17 to 7/1/33	8,825	9,301
7.5% 4/1/22 to 9/1/32	4,483	4,779
8% 9/1/07 to 12/1/29	32	34
8.25% 1/1/13	4	4
8.5% 1/1/16 to 7/1/31	540	575
8.75% 11/1/08	1	1
9% 6/1/09 to 10/1/30	1,045	1,149
9.5% 11/1/06 to 8/1/22	223	243
11% 8/1/10	116	127
12.25% 5/1/13 to 5/1/15	52	58
12.5% 8/1/15 to 3/1/16	57	64
12.75% 2/1/15	5	6
13.5% 9/1/14 to 12/1/14	34	39
		1,258,302
Freddie Mac - 15.5%
4% 4/1/19	6,120	5,903
4.106% 12/1/34 (c)	416	413
4.13% 12/1/34 (c)	611	608
4.223% 1/1/35 (c)	562	560
4.3% 5/1/35 (c)	917	912
4.311% 12/1/34 (c)	521	517
4.312% 3/1/35 (c)	520	519
4.351% 1/1/35 (c)	1,255	1,257
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.368% 3/1/35 (c)	$ 763	$ 754
4.4% 2/1/35 (c)	1,047	1,036
4.404% 2/1/35 (c)	1,129	1,126
4.446% 3/1/35 (c)	466	461
4.449% 2/1/34 (c)	586	583
4.49% 3/1/35 (c)	1,385	1,373
4.497% 6/1/35 (c)	786	785
4.498% 3/1/35 (c)	3,595	3,571
4.5% 8/1/33	5,130	4,922
4.504% 3/1/35 (c)	564	558
4.565% 2/1/35 (c)	804	805
5% 7/1/33 to 7/1/35	42,966	42,313
5% 8/1/35 (b)	91,431	90,002
5.036% 4/1/35 (c)	3,148	3,167
5.223% 8/1/33 (c)	242	247
5.5% 7/1/23 to 7/1/35	133,680	134,714
6% 5/1/16 to 10/1/34	13,241	13,557
6.5% 1/1/24 to 12/1/33	14,565	15,108
7.5% 2/1/08 to 7/1/32	13,996	14,879
8% 10/1/07 to 4/1/21	82	87
8.5% 7/1/09 to 9/1/20	231	248
9% 9/1/08 to 5/1/21	647	694
10% 1/1/09 to 5/1/19	198	215
10.5% 8/1/10 to 2/1/16	17	18
12.25% 6/1/14	15	17
12.5% 5/1/12 to 12/1/14	113	125
13% 12/1/13 to 6/1/15	161	180
		342,234
Government National Mortgage Association - 5.1%
6% 10/20/33 to 1/20/34	97,039	99,632
6.5% 5/15/28 to 7/15/34	2,853	2,982
7% 2/15/24 to 7/15/32	4,776	5,047
7.5% 11/15/05 to 4/15/32	2,469	2,644
8% 6/15/06 to 12/15/25	1,076	1,155
8.5% 7/15/16 to 10/15/28	1,691	1,856
9% 11/20/17	2	2
9.5% 12/15/24	5	5
10.5% 12/20/15 to 2/20/18	88	98
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
13% 10/15/13	$ 30	$ 34
13.5% 7/15/11 to 10/15/14	18	20
		113,475
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,719,222)		1,714,011
Asset-Backed Securities - 0.8%

ACE Securities Corp. Series 2003-FM1 Class M2, 5.31% 11/25/32 (c)	1,450	1,467
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 5.36% 10/25/33 (c)	1,265	1,287
Home Equity Residual Distributions Trust Series 2002-1 Class A, 12.25% 11/25/05 (a)	300	300
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 4.21% 7/25/33 (c)	3,770	3,797
Class M2, 5.31% 7/25/33 (c)	2,600	2,651
Morgan Stanley ABS Capital I, Inc. Series 2003-NC6 Class M2, 5.41% 6/27/33 (c)	6,165	6,331
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	1,313	1,290
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	1,252	1,208
TOTAL ASSET-BACKED SECURITIES (Cost $18,113)		18,331
Collateralized Mortgage Obligations - 6.9%

Private Sponsor - 0.9%
Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 3.86% 3/25/35 (c)	1,366	1,369
Countrywide Home Loans, Inc. sequential pay Series 2002-25 Class 2A1, 5.5% 11/27/17	1,439	1,441
Credit Suisse First Boston Mortgage Acceptance Corp. sequential pay Series 2003-1 Class 3A8, 6% 1/25/33	4,764	4,777
CS First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 6.7802% 1/28/32 (a)(c)	760	753
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Master Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	$ 8,115	$ 8,216
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,673	1,703
Series 2004-SL2 Class A1, 6.5% 10/25/16	443	450
WAMU Mortgage pass thru certificates sequential pay Series 2002-S6 Class A25, 6% 10/25/32	1,018	1,020
TOTAL PRIVATE SPONSOR		19,729
U.S. Government Agency - 6.0%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	2,992	3,073
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049	10,531
Series 1999-15 Class PC, 6% 9/25/18	4,079	4,153
Series 2003-26 Class KI, 5% 12/25/15 (e)	5,244	498
Series 2003-39 Class IA, 5.5% 10/25/22 (c)(e)	3,605	630
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 1999-51 Class LK, 6.5% 8/25/29	10,000	10,420
Series 2002-11 Class QB, 5.5% 3/25/15	1,657	1,669
Series 2003-73 Class GA, 3.5% 5/25/31	13,770	13,161
sequential pay:
Series 2001-82 Class VB, 6.5% 3/25/16	103	103
Series 2002-9 Class C, 6.5% 6/25/30	5,000	5,097
Series 2005-41 Class LA, 5.5% 5/25/35	3,544	3,588
Series 2005-55 Class LY, 5.5% 7/25/25	6,595	6,636
Series 2002-50 Class LE, 7% 12/25/29	424	430
Series 2003-42 Class HS, 3.7856% 12/25/17 (c)(e)	14,496	980
Series 2005-15 Class AZ, 5% 3/25/35	3,451	3,441
Series 2005-21 Class ZA, 5% 3/25/35	991	989
Series 2005-28 Class AZ, 5% 4/25/35	2,391	2,386
Series 2005-44 Class Z, 5% 8/25/34	1,350	1,325
Series 2005-50 Class DZ, 5% 6/25/35	3,257	3,244
Freddie Mac:
planned amortization class:
Series 2512 Class PG, 5.5% 10/15/22	5,100	5,149
Series 70 Class C, 9% 9/15/20	257	257
sequential pay:
Series 2114 Class ZM, 6% 1/15/29	1,310	1,344
Series 2516 Class AH, 5% 1/15/16	681	685
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	$ 2,277	$ 2,372
Freddie Mac Multi-class participation certificates Series 3007 Class ZN 4.5% 7/15/25	3,285	3,244
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2763 Class PD, 4.5% 12/15/17	4,360	4,278
Series 2780 Class OC, 4.5% 3/15/17	2,175	2,154
Series 2802 Class OB, 6% 5/15/34	3,375	3,539
Series 2810 Class PD, 6% 6/15/33	2,540	2,617
Series 2885 Class PC, 4.5% 3/15/18	2,845	2,812
sequential pay Series 2750 Class ZT, 5% 2/15/34	2,329	2,139
Series 1658 Class GZ, 7% 1/15/24	4,388	4,571
Series 2406:
Class FP, 4.3681% 1/15/32 (c)	3,455	3,533
Class PF, 4.3681% 12/15/31 (c)	2,735	2,807
Series 2410 Class PF, 4.3681% 2/15/32 (c)	6,270	6,413
Series 2907 Class HZ, 5% 12/15/34	2,706	2,683
Series 2937 Class ZG, 5% 2/15/35	4,989	4,957
Series 2950 Class ZQ, 5.5% 3/15/35	3,145	3,131
Series 2978 Class EZ, 5.5% 11/15/34	974	967
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-53 Class TA, 6% 12/20/30	264	264
TOTAL U.S. GOVERNMENT AGENCY		132,270
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $150,441)		151,999
Commercial Mortgage Securities - 3.4%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6362% 2/14/43 (c)(e)	39,812	1,965
Bear Stearns Commercial Mortgage Securities, Inc. Series 2004-ESA:
Class B, 4.888% 5/14/16 (a)	560	564
Class C, 4.937% 5/14/16 (a)	1,165	1,176
Class D, 4.986% 5/14/16 (a)	425	428
Class E, 5.064% 5/14/16 (a)	1,315	1,324
Class F, 5.182% 5/14/16 (a)	315	318
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.6669% 5/15/35 (a)(c)(e)	$ 32,093	$ 1,870
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,213
Class F, 7.734% 1/15/32	600	650
COMM floater Series 2001-FL5A Class E, 4.8881% 11/15/13 (a)(c)	3,050	3,049
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class D, 4.0281% 9/15/14 (a)(c)	185	185
Class E, 4.0881% 9/15/14 (a)(c)	250	250
Class F, 4.1881% 9/15/14 (a)(c)	200	200
Class G, 4.3681% 9/15/14 (a)(c)	455	455
Class H, 4.4681% 9/15/14 (a)(c)	485	485
Class J, 4.9881% 9/15/14 (a)(c)	165	166
Class K, 5.3881% 9/15/14 (a)(c)	260	261
Class L, 5.5881% 9/15/14 (a)(c)	210	210
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	173	174
Series 1999-C1 Class A2, 7.29% 9/15/41	6,100	6,611
Series 1997-C2 Class D, 7.27% 1/17/35	5,175	5,538
Series 1998-C1 Class D, 7.17% 5/17/40	3,360	3,710
Series 2003-TFLA Class G, 3.7357% 4/15/13 (a)(c)	149	149
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,390	1,477
Fannie Mae sequential pay:
Series 1999-10 Class MZ, 6.5% 9/17/38	4,511	4,870
Series 2000-7 Class MB, 7.5259% 2/17/24 (c)	5,413	5,675
Fannie Mae guaranteed REMIC pass thru certificates Series 1998-49 Class MI, 0.8693% 6/17/38 (c)(e)	92,155	3,967
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class SWDB, 5.857% 11/11/19 (a)	2,600	2,580
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1906% 4/13/31 (c)	390	412
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (a)	785	856
LB-UBS Commercial Mortgage Trust sequential pay Series 2000-C3 Class A2, 7.95% 1/15/10	2,790	3,135
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,815	9,077
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I, Inc. Series 1997-RR Class C, 7.4092% 4/30/39 (a)(c)	$ 2,760	$ 2,832
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	7,895	8,196
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $76,628)		74,028
Fixed-Income Funds - 20.3%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $446,441)	4,499,023	447,563
Cash Equivalents - 14.8%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.32%, dated 7/29/05 due 8/1/05) (f) (Cost $327,411)	$ 327,501	327,411
TOTAL INVESTMENT PORTFOLIO - 123.9% (Cost $2,738,256)		2,733,343
NET OTHER ASSETS - (23.9)%		(528,112)
NET ASSETS - 100%		$ 2,205,231
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $36,892,000 or 1.7% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income fund's holdings is provided at the end of this report.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(f) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$327,411,000 due 8/1/05 at 3.32%
Banc of America Securities LLC.	$65,588
Bank of America, National Association	34,072
Barclays Capital Inc.	136,288
Countrywide Securities Corporation	34,072
Morgan Stanley & Co. Incorporated.	48,873
UBS Securities LLC	8,518
$ 327,411
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $2,745,664,000. Net unrealized depreciation aggregated $12,321,000, of which $7,556,000 related to appreciated investment securities and $19,877,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mortgage Securities Fund

(A Class of Fidelity Advisor
Mortgage Securities Fund)

July 31, 2005

1.804979.101

MOR-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 77.7%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 57.1%
3.463% 4/1/34 (c)	$ 865	$ 861
3.734% 1/1/35 (c)	518	512
3.753% 10/1/33 (c)	345	340
3.786% 12/1/34 (c)	451	446
3.793% 6/1/34 (c)	1,550	1,513
3.801% 12/1/34 (c)	100	99
3.828% 1/1/35 (c)	345	342
3.838% 1/1/35 (c)	1,006	1,002
3.867% 1/1/35 (c)	586	583
3.876% 11/1/34 (c)	2,189	2,171
3.88% 6/1/33 (c)	1,437	1,423
3.913% 12/1/34 (c)	313	311
3.937% 10/1/34 (c)	420	417
3.937% 12/1/34 (c)	627	624
3.967% 11/1/34 (c)	682	676
3.97% 5/1/33 (c)	125	124
3.975% 1/1/35 (c)	449	445
3.981% 12/1/34 (c)	415	411
4% 6/1/18 to 5/1/19	22,518	21,750
4% 8/1/20 (b)	26,053	25,125
4.008% 12/1/34 (c)	2,328	2,323
4.011% 1/1/35 (c)	281	278
4.014% 12/1/34 (c)	345	341
4.023% 2/1/35 (c)	311	308
4.03% 1/1/35 (c)	606	600
4.03% 1/1/35 (c)	168	167
4.032% 12/1/34 (c)	219	219
4.045% 5/1/34 (c)	152	152
4.049% 2/1/35 (c)	293	291
4.053% 10/1/18 (c)	372	368
4.054% 1/1/35 (c)	292	289
4.079% 4/1/33 (c)	119	119
4.098% 1/1/35 (c)	659	662
4.104% 2/1/35 (c)	233	232
4.11% 2/1/35 (c)	232	232
4.117% 2/1/35 (c)	597	595
4.118% 1/1/35 (c)	651	648
4.121% 2/1/35 (c)	1,213	1,207
4.124% 1/1/35 (c)	640	642
4.137% 1/1/35 (c)	1,126	1,121
4.138% 2/1/35 (c)	722	725
4.144% 1/1/35 (c)	944	949
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.15% 11/1/34 (c)	$ 544	$ 541
4.154% 2/1/35 (c)	631	629
4.178% 1/1/35 (c)	1,239	1,251
4.183% 1/1/35 (c)	541	540
4.189% 11/1/34 (c)	174	174
4.197% 1/1/35 (c)	716	712
4.232% 3/1/34 (c)	337	336
4.25% 2/1/35 (c)	361	358
4.258% 10/1/34 (c)	921	926
4.293% 3/1/35 (c)	349	349
4.297% 7/1/34 (c)	324	325
4.302% 1/1/35 (c)	475	472
4.306% 8/1/33 (c)	776	773
4.315% 3/1/33 (c)	171	171
4.323% 5/1/35 (c)	543	542
4.332% 12/1/34 (c)	233	233
4.335% 2/1/35 (c)	251	250
4.349% 1/1/35 (c)	367	363
4.351% 1/1/35 (c)	353	351
4.367% 2/1/34 (c)	895	892
4.372% 4/1/35 (c)	236	236
4.401% 2/1/35 (c)	550	546
4.409% 5/1/35 (c)	1,086	1,086
4.433% 11/1/34 (c)	5,434	5,432
4.451% 6/1/33 (c)	262	259
4.455% 3/1/35 (c)	492	487
4.467% 10/1/34 (c)	2,017	2,018
4.479% 4/1/34 (c)	636	637
4.489% 8/1/34 (c)	1,211	1,210
4.5% 4/1/19 to 4/1/35	317,534	307,385
4.5% 8/1/20 (b)	72,000	70,808
4.5% 3/1/35 (c)	1,092	1,089
4.508% 1/1/35 (c)	632	635
4.529% 3/1/35 (c)	1,025	1,021
4.538% 8/1/34 (c)	732	736
4.554% 7/1/35 (c)	1,325	1,326
4.564% 2/1/35 (c)	2,509	2,512
4.57% 2/1/35 (c)	401	403
4.619% 2/1/35 (c)	1,097	1,093
4.645% 2/1/35 (c)	299	301
4.649% 11/1/34 (c)	1,293	1,296
4.687% 11/1/34 (c)	1,271	1,273
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.74% 7/1/34 (c)	$ 1,114	$ 1,106
4.741% 3/1/35 (c)	616	616
4.823% 12/1/34 (c)	1,039	1,043
4.847% 12/1/34 (c)	430	431
5% 9/1/16 to 12/1/34	74,909	74,926
5% 8/1/20 (b)	35,000	35,098
5% 8/1/35 (b)	200,574	197,503
5.123% 2/1/35 (c)	3,275	3,269
5.137% 5/1/35 (c)	373	374
5.204% 6/1/35 (c)	1,858	1,882
5.366% 12/1/32 (c)	552	558
5.5% 1/1/09 to 12/1/33	185,474	188,389
5.5% 8/1/35 (b)	33,048	33,234
5.5% 8/11/35 (b)	22,250	22,375
5.817% 5/1/35 (c)	2,566	2,593
6% 4/1/06 to 1/1/34	111,745	115,108
6.5% 6/1/23 to 3/1/35	36,282	37,638
6.5% 8/1/35 (b)	40,721	42,159
7% 3/1/17 to 7/1/33	8,825	9,301
7.5% 4/1/22 to 9/1/32	4,483	4,779
8% 9/1/07 to 12/1/29	32	34
8.25% 1/1/13	4	4
8.5% 1/1/16 to 7/1/31	540	575
8.75% 11/1/08	1	1
9% 6/1/09 to 10/1/30	1,045	1,149
9.5% 11/1/06 to 8/1/22	223	243
11% 8/1/10	116	127
12.25% 5/1/13 to 5/1/15	52	58
12.5% 8/1/15 to 3/1/16	57	64
12.75% 2/1/15	5	6
13.5% 9/1/14 to 12/1/14	34	39
		1,258,302
Freddie Mac - 15.5%
4% 4/1/19	6,120	5,903
4.106% 12/1/34 (c)	416	413
4.13% 12/1/34 (c)	611	608
4.223% 1/1/35 (c)	562	560
4.3% 5/1/35 (c)	917	912
4.311% 12/1/34 (c)	521	517
4.312% 3/1/35 (c)	520	519
4.351% 1/1/35 (c)	1,255	1,257
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.368% 3/1/35 (c)	$ 763	$ 754
4.4% 2/1/35 (c)	1,047	1,036
4.404% 2/1/35 (c)	1,129	1,126
4.446% 3/1/35 (c)	466	461
4.449% 2/1/34 (c)	586	583
4.49% 3/1/35 (c)	1,385	1,373
4.497% 6/1/35 (c)	786	785
4.498% 3/1/35 (c)	3,595	3,571
4.5% 8/1/33	5,130	4,922
4.504% 3/1/35 (c)	564	558
4.565% 2/1/35 (c)	804	805
5% 7/1/33 to 7/1/35	42,966	42,313
5% 8/1/35 (b)	91,431	90,002
5.036% 4/1/35 (c)	3,148	3,167
5.223% 8/1/33 (c)	242	247
5.5% 7/1/23 to 7/1/35	133,680	134,714
6% 5/1/16 to 10/1/34	13,241	13,557
6.5% 1/1/24 to 12/1/33	14,565	15,108
7.5% 2/1/08 to 7/1/32	13,996	14,879
8% 10/1/07 to 4/1/21	82	87
8.5% 7/1/09 to 9/1/20	231	248
9% 9/1/08 to 5/1/21	647	694
10% 1/1/09 to 5/1/19	198	215
10.5% 8/1/10 to 2/1/16	17	18
12.25% 6/1/14	15	17
12.5% 5/1/12 to 12/1/14	113	125
13% 12/1/13 to 6/1/15	161	180
		342,234
Government National Mortgage Association - 5.1%
6% 10/20/33 to 1/20/34	97,039	99,632
6.5% 5/15/28 to 7/15/34	2,853	2,982
7% 2/15/24 to 7/15/32	4,776	5,047
7.5% 11/15/05 to 4/15/32	2,469	2,644
8% 6/15/06 to 12/15/25	1,076	1,155
8.5% 7/15/16 to 10/15/28	1,691	1,856
9% 11/20/17	2	2
9.5% 12/15/24	5	5
10.5% 12/20/15 to 2/20/18	88	98
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
13% 10/15/13	$ 30	$ 34
13.5% 7/15/11 to 10/15/14	18	20
		113,475
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,719,222)		1,714,011
Asset-Backed Securities - 0.8%

ACE Securities Corp. Series 2003-FM1 Class M2, 5.31% 11/25/32 (c)	1,450	1,467
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 5.36% 10/25/33 (c)	1,265	1,287
Home Equity Residual Distributions Trust Series 2002-1 Class A, 12.25% 11/25/05 (a)	300	300
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 4.21% 7/25/33 (c)	3,770	3,797
Class M2, 5.31% 7/25/33 (c)	2,600	2,651
Morgan Stanley ABS Capital I, Inc. Series 2003-NC6 Class M2, 5.41% 6/27/33 (c)	6,165	6,331
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	1,313	1,290
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	1,252	1,208
TOTAL ASSET-BACKED SECURITIES (Cost $18,113)		18,331
Collateralized Mortgage Obligations - 6.9%

Private Sponsor - 0.9%
Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 3.86% 3/25/35 (c)	1,366	1,369
Countrywide Home Loans, Inc. sequential pay Series 2002-25 Class 2A1, 5.5% 11/27/17	1,439	1,441
Credit Suisse First Boston Mortgage Acceptance Corp. sequential pay Series 2003-1 Class 3A8, 6% 1/25/33	4,764	4,777
CS First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 6.7802% 1/28/32 (a)(c)	760	753
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Master Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	$ 8,115	$ 8,216
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,673	1,703
Series 2004-SL2 Class A1, 6.5% 10/25/16	443	450
WAMU Mortgage pass thru certificates sequential pay Series 2002-S6 Class A25, 6% 10/25/32	1,018	1,020
TOTAL PRIVATE SPONSOR		19,729
U.S. Government Agency - 6.0%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	2,992	3,073
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049	10,531
Series 1999-15 Class PC, 6% 9/25/18	4,079	4,153
Series 2003-26 Class KI, 5% 12/25/15 (e)	5,244	498
Series 2003-39 Class IA, 5.5% 10/25/22 (c)(e)	3,605	630
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 1999-51 Class LK, 6.5% 8/25/29	10,000	10,420
Series 2002-11 Class QB, 5.5% 3/25/15	1,657	1,669
Series 2003-73 Class GA, 3.5% 5/25/31	13,770	13,161
sequential pay:
Series 2001-82 Class VB, 6.5% 3/25/16	103	103
Series 2002-9 Class C, 6.5% 6/25/30	5,000	5,097
Series 2005-41 Class LA, 5.5% 5/25/35	3,544	3,588
Series 2005-55 Class LY, 5.5% 7/25/25	6,595	6,636
Series 2002-50 Class LE, 7% 12/25/29	424	430
Series 2003-42 Class HS, 3.7856% 12/25/17 (c)(e)	14,496	980
Series 2005-15 Class AZ, 5% 3/25/35	3,451	3,441
Series 2005-21 Class ZA, 5% 3/25/35	991	989
Series 2005-28 Class AZ, 5% 4/25/35	2,391	2,386
Series 2005-44 Class Z, 5% 8/25/34	1,350	1,325
Series 2005-50 Class DZ, 5% 6/25/35	3,257	3,244
Freddie Mac:
planned amortization class:
Series 2512 Class PG, 5.5% 10/15/22	5,100	5,149
Series 70 Class C, 9% 9/15/20	257	257
sequential pay:
Series 2114 Class ZM, 6% 1/15/29	1,310	1,344
Series 2516 Class AH, 5% 1/15/16	681	685
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	$ 2,277	$ 2,372
Freddie Mac Multi-class participation certificates Series 3007 Class ZN 4.5% 7/15/25	3,285	3,244
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2763 Class PD, 4.5% 12/15/17	4,360	4,278
Series 2780 Class OC, 4.5% 3/15/17	2,175	2,154
Series 2802 Class OB, 6% 5/15/34	3,375	3,539
Series 2810 Class PD, 6% 6/15/33	2,540	2,617
Series 2885 Class PC, 4.5% 3/15/18	2,845	2,812
sequential pay Series 2750 Class ZT, 5% 2/15/34	2,329	2,139
Series 1658 Class GZ, 7% 1/15/24	4,388	4,571
Series 2406:
Class FP, 4.3681% 1/15/32 (c)	3,455	3,533
Class PF, 4.3681% 12/15/31 (c)	2,735	2,807
Series 2410 Class PF, 4.3681% 2/15/32 (c)	6,270	6,413
Series 2907 Class HZ, 5% 12/15/34	2,706	2,683
Series 2937 Class ZG, 5% 2/15/35	4,989	4,957
Series 2950 Class ZQ, 5.5% 3/15/35	3,145	3,131
Series 2978 Class EZ, 5.5% 11/15/34	974	967
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-53 Class TA, 6% 12/20/30	264	264
TOTAL U.S. GOVERNMENT AGENCY		132,270
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $150,441)		151,999
Commercial Mortgage Securities - 3.4%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6362% 2/14/43 (c)(e)	39,812	1,965
Bear Stearns Commercial Mortgage Securities, Inc. Series 2004-ESA:
Class B, 4.888% 5/14/16 (a)	560	564
Class C, 4.937% 5/14/16 (a)	1,165	1,176
Class D, 4.986% 5/14/16 (a)	425	428
Class E, 5.064% 5/14/16 (a)	1,315	1,324
Class F, 5.182% 5/14/16 (a)	315	318
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.6669% 5/15/35 (a)(c)(e)	$ 32,093	$ 1,870
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,213
Class F, 7.734% 1/15/32	600	650
COMM floater Series 2001-FL5A Class E, 4.8881% 11/15/13 (a)(c)	3,050	3,049
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class D, 4.0281% 9/15/14 (a)(c)	185	185
Class E, 4.0881% 9/15/14 (a)(c)	250	250
Class F, 4.1881% 9/15/14 (a)(c)	200	200
Class G, 4.3681% 9/15/14 (a)(c)	455	455
Class H, 4.4681% 9/15/14 (a)(c)	485	485
Class J, 4.9881% 9/15/14 (a)(c)	165	166
Class K, 5.3881% 9/15/14 (a)(c)	260	261
Class L, 5.5881% 9/15/14 (a)(c)	210	210
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	173	174
Series 1999-C1 Class A2, 7.29% 9/15/41	6,100	6,611
Series 1997-C2 Class D, 7.27% 1/17/35	5,175	5,538
Series 1998-C1 Class D, 7.17% 5/17/40	3,360	3,710
Series 2003-TFLA Class G, 3.7357% 4/15/13 (a)(c)	149	149
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,390	1,477
Fannie Mae sequential pay:
Series 1999-10 Class MZ, 6.5% 9/17/38	4,511	4,870
Series 2000-7 Class MB, 7.5259% 2/17/24 (c)	5,413	5,675
Fannie Mae guaranteed REMIC pass thru certificates Series 1998-49 Class MI, 0.8693% 6/17/38 (c)(e)	92,155	3,967
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class SWDB, 5.857% 11/11/19 (a)	2,600	2,580
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1906% 4/13/31 (c)	390	412
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (a)	785	856
LB-UBS Commercial Mortgage Trust sequential pay Series 2000-C3 Class A2, 7.95% 1/15/10	2,790	3,135
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,815	9,077
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I, Inc. Series 1997-RR Class C, 7.4092% 4/30/39 (a)(c)	$ 2,760	$ 2,832
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	7,895	8,196
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $76,628)		74,028
Fixed-Income Funds - 20.3%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $446,441)	4,499,023	447,563
Cash Equivalents - 14.8%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.32%, dated 7/29/05 due 8/1/05) (f) (Cost $327,411)	$ 327,501	327,411
TOTAL INVESTMENT PORTFOLIO - 123.9% (Cost $2,738,256)		2,733,343
NET OTHER ASSETS - (23.9)%		(528,112)
NET ASSETS - 100%		$ 2,205,231
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $36,892,000 or 1.7% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income fund's holdings is provided at the end of this report.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(f) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$327,411,000 due 8/1/05 at 3.32%
Banc of America Securities LLC.	$65,588
Bank of America, National Association	34,072
Barclays Capital Inc.	136,288
Countrywide Securities Corporation	34,072
Morgan Stanley & Co. Incorporated.	48,873
UBS Securities LLC	8,518
$ 327,411
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $2,745,664,000. Net unrealized depreciation aggregated $12,321,000, of which $7,556,000 related to appreciated investment securities and $19,877,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

The following is a complete listing of investments for Fidelity's fixed-income central fund as of July 31, 2005 which
is a direct or indirect investment of Fidelity Mortgage Securities.
These underlying holdings of the Fidelity fixed-income central fund are not included in the Schedule of Investments.

Quarterly Report

Fidelity Ultra-Short Central Fund

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
3.8594% 9/10/07 (f)	$ 16,665,000	$ 16,698,830
3.8938% 5/24/06 (f)	4,700,000	4,713,691
		21,412,521
Media - 0.7%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,248,640
Cox Communications, Inc. (Reg. S) 3.95% 12/14/07 (f)	12,140,000	12,202,691
Liberty Media Corp. 4.91% 9/17/06 (f)	16,694,000	16,786,986
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,315,339
		45,553,656
TOTAL CONSUMER DISCRETIONARY		66,966,177
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,735,435
FINANCIALS - 1.0%
Capital Markets - 0.1%
State Street Capital Trust II 3.7681% 2/15/08 (f)	10,000,000	10,002,260
Commercial Banks - 0.3%
Wells Fargo & Co. 3.4194% 3/10/08 (f)	16,600,000	16,599,452
Consumer Finance - 0.2%
General Motors Acceptance Corp. 4.87% 10/20/05 (f)	14,765,000	14,786,188
Thrifts & Mortgage Finance - 0.4%
Countrywide Financial Corp. 3.71% 4/11/07 (f)	11,025,000	11,032,034
Residential Capital Corp. 4.835% 6/29/07 (c)(f)	14,150,000	14,164,716
		25,196,750
TOTAL FINANCIALS		66,584,650
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.2%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,397,070
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,699,484
GTE Corp. 6.36% 4/15/06	9,000,000	9,126,405
SBC Communications, Inc. 4.389% 6/5/06 (c)	15,315,000	15,319,595
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	6,020,550
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,517,537
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonos de Mexico SA de CV 4.5% 11/19/08	$ 10,240,000	$ 10,092,268
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,835,569
		76,008,478
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,596,976
TOTAL TELECOMMUNICATION SERVICES		81,605,454
UTILITIES - 0.3%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 4.0044% 4/1/07 (c)(f)	12,800,000	12,800,794
Gas Utilities - 0.1%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,342,213
TOTAL UTILITIES		22,143,007
TOTAL NONCONVERTIBLE BONDS (Cost $249,397,779)		249,034,723
U.S. Government Agency Obligations - 0.0%

Fannie Mae 0% 9/28/05 (e) (Cost $994,579)	1,000,000	994,635
Asset-Backed Securities - 35.2%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.76% 7/25/34 (f)	7,964,683	7,978,722
Series 2004-3 Class 2A4, 3.81% 10/25/34 (f)	10,915,000	10,946,584
Series 2004-4 Class A2D, 3.81% 1/25/35 (f)	3,579,364	3,588,366
Series 2005-1:
Class M1, 3.93% 4/25/35 (f)	11,280,000	11,251,882
Class M2, 4.15% 4/25/35 (f)	5,275,000	5,276,901
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.11% 6/25/32 (f)	1,308,761	1,318,432
Series 2002-HE2 Class M1, 4.31% 8/25/32 (f)	18,631,213	18,704,611
Series 2003-FM1 Class M2, 5.31% 11/25/32 (f)	3,015,000	3,050,466
Series 2003-HS1:
Class M1, 4.21% 6/25/33 (f)	800,000	803,485
Class M2, 5.21% 6/25/33 (f)	856,000	871,093
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.: - continued
Series 2003-NC1 Class M1, 4.24% 7/25/33 (f)	$ 1,600,000	$ 1,611,660
Series 2004-HE1:
Class M1, 3.96% 2/25/34 (f)	2,193,000	2,193,772
Class M2, 4.56% 2/25/34 (f)	2,475,000	2,476,241
Series 2004-OP1:
Class M1, 3.98% 4/25/34 (f)	4,420,000	4,424,344
Class M2, 4.51% 4/25/34 (f)	6,240,000	6,251,080
Series 2005-HE2:
Class M1, 3.9% 4/25/35 (f)	1,530,000	1,527,965
Class M2, 3.91% 4/25/35 (f)	1,803,000	1,796,836
Class M3, 3.94% 4/25/35 (f)	1,040,000	1,038,647
Class M4, 4.1% 4/25/35 (f)	1,340,000	1,338,268
Series 2005-HE3:
Class A2A, 3.56% 5/25/35 (f)	8,063,511	8,063,822
Class A2B, 3.67% 5/25/35 (f)	4,370,000	4,366,352
Series 2005-SD1 Class A1, 3.86% 11/25/50 (f)	2,563,309	2,566,464
Aesop Funding II LLC Series 2005-1A Class A2, 3.49% 4/20/09 (c)(f)	8,800,000	8,765,680
American Express Credit Account Master Trust:
Series 2002-6 Class B, 3.8381% 3/15/10 (f)	5,000,000	5,030,751
Series 2004-1 Class B, 3.6381% 9/15/11 (f)	5,775,000	5,797,723
Series 2004-C Class C, 3.8881% 2/15/12 (c)(f)	17,323,520	17,374,643
Series 2005-1 Class A, 3.4181% 10/15/12 (f)	15,455,000	15,481,600
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,899,223
Series 2003-AM:
Class A3B, 3.71% 6/6/07 (f)	685,806	685,879
Class A4B, 3.81% 11/6/09 (f)	12,400,000	12,441,657
Series 2003-BX Class A4B, 3.72% 1/6/10 (f)	3,265,000	3,275,694
Series 2003-CF Class A3, 2.75% 10/9/07	12,249,371	12,210,791
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,451,950
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.16% 8/25/32 (f)	5,000,000	5,028,248
Series 2003-1:
Class A2, 3.87% 2/25/33 (f)	465,695	465,917
Class M1, 4.36% 2/25/33 (f)	6,150,000	6,197,846
Series 2003-3:
Class M1, 4.26% 3/25/33 (f)	1,590,000	1,603,481
Class S, 5% 9/25/05 (g)	4,457,447	17,215
Series 2003-6:
Class M1, 4.22% 8/25/33 (f)	7,560,000	7,611,224
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2003-6:
Class M2, 5.31% 5/25/33 (f)	$ 2,750,000	$ 2,808,476
Series 2003-AR1 Class M1, 4.61% 1/25/33 (f)	7,000,000	7,072,631
Series 2004-R2:
Class M1, 3.89% 4/25/34 (f)	1,230,000	1,229,949
Class M2, 3.94% 4/25/34 (f)	950,000	949,960
Class M3, 4.01% 4/25/34 (f)	3,500,000	3,499,854
Class M4, 4.51% 4/25/34 (f)	4,500,000	4,499,807
Series 2004-R9 Class A3, 3.78% 10/25/34 (f)	9,340,000	9,359,871
Series 2005-R1:
Class M1, 3.91% 3/25/35 (f)	5,710,000	5,691,308
Class M2, 3.94% 3/25/35 (f)	1,925,000	1,918,868
Series 2005-R2 Class M1, 3.91% 4/25/35 (f)	12,500,000	12,482,516
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.79% 6/25/32 (f)	2,411,175	2,418,495
Series 2002-BC6 Class M1, 4.21% 8/25/32 (f)	24,900,000	25,116,817
Series 2002-BC7:
Class M1, 4.1144% 10/25/32 (f)	10,000,000	10,075,000
Class M2, 4.36% 10/25/32 (f)	5,575,000	5,612,067
Series 2003-BC1 Class M2, 4.56% 1/25/32 (f)	758,836	762,333
ARG Funding Corp.:
Series 2005-1A Class A2, 3.53% 4/20/09 (c)(f)	11,000,000	10,975,938
Series 2005-2A Class A2, 3.54% 5/20/09 (c)(f)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.26% 9/25/33 (f)	20,000,000	20,599,990
Series 2003-W7 Class A2, 3.85% 3/1/34 (f)	4,505,856	4,515,756
Series 2004-W5 Class M1, 4.06% 4/25/34 (f)	3,960,000	3,964,768
Series 2004-W7:
Class M1, 4.01% 5/25/34 (f)	4,085,000	4,084,827
Class M2, 4.06% 5/25/34 (f)	3,320,000	3,319,860
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 3.7681% 4/15/33 (f)	1,158,706	1,159,186
Class M1, 4.2881% 4/15/33 (f)	11,365,000	11,429,103
Series 2003-HE3:
Class M1, 4.2181% 6/15/33 (f)	2,185,000	2,198,827
Class M2, 5.3881% 6/15/33 (f)	10,000,000	10,182,465
Series 2003-HE4 Class M2, 5.3881% 8/15/33 (f)	5,695,000	5,798,650
Series 2003-HE5 Class A2A, 3.7481% 8/15/33 (f)	1,380,797	1,381,390
Series 2003-HE6 Class M1, 4.11% 11/25/33 (f)	3,475,000	3,490,373
Series 2004-HE2 Class M1, 4.01% 4/25/34 (f)	6,060,000	6,070,769
Series 2004-HE3:
Class M1, 4% 6/25/34 (f)	1,450,000	1,454,353
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2004-HE3:
Class M2, 4.58% 6/25/34 (f)	$ 3,350,000	$ 3,386,297
Series 2004-HE6 Class A2, 3.82% 6/25/34 (f)	17,398,791	17,435,568
Series 2005-HE2:
Class M1, 3.91% 3/25/35 (f)	8,250,000	8,235,989
Class M2, 3.96% 3/25/35 (f)	2,065,000	2,065,671
Series 2005-HE6 Class A2B, 3.76% 8/25/35 (d)(f)	10,000,000	10,000,000
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.7681% 12/15/09 (f)	20,655,000	20,741,067
Series 2002-B2 Class B2, 3.7281% 5/15/08 (f)	15,000,000	15,001,929
Series 2002-B3 Class B, 3.7481% 8/15/08 (f)	14,500,000	14,505,871
Series 2002-C1 Class C1, 4.3481% 12/15/09 (f)	7,980,000	8,065,464
Series 2002-C2 Class C2, 4.3781% 5/15/08 (f)	35,785,000	35,817,626
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.9013% 5/28/44 (f)	8,416,440	8,415,509
Bayview Financial Asset Trust Series 2000-F Class A, 3.9813% 9/28/43 (f)	9,618,786	9,632,318
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.9313% 2/28/44 (f)	5,760,012	5,771,599
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.96% 2/25/35 (f)	6,655,000	6,639,262
Class M2, 4.21% 2/25/35 (f)	2,430,000	2,432,538
Series 2005-HE5 Class 1A1, 3.4244% 6/25/35 (f)	10,884,395	10,884,395
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,894,887	2,868,235
Series 2003-1 Class B, 3.8581% 6/15/10 (c)(f)	5,781,229	5,797,579
Series 2003-2 Class B, 3.6681% 1/15/09 (f)	2,741,542	2,746,505
Series 2005-1 Class B, 3.7631% 6/15/10 (f)	5,725,000	5,730,367
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.6681% 1/15/10 (f)	9,630,000	9,654,568
Series 2004-B Class A4, 3.4981% 8/15/11 (f)	16,300,000	16,303,123
Capital One Master Trust:
Series 1999-3 Class B, 3.8681% 9/15/09 (f)	5,000,000	5,004,082
Series 2001-1 Class B, 3.8981% 12/15/10 (f)	19,500,000	19,638,608
Series 2001-8A Class B, 3.9381% 8/17/09 (f)	9,585,000	9,634,206
Series 2002-4A Class B, 3.8881% 3/15/10 (f)	6,000,000	6,028,221
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 4.0681% 7/15/08 (f)	17,705,000	17,711,976
Series 2003-B1 Class B1, 4.5581% 2/17/09 (f)	15,470,000	15,566,773
Capital Trust Ltd. Series 2004-1:
Class A2, 3.88% 7/20/39 (c)(f)	2,968,000	2,968,000
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Trust Ltd. Series 2004-1: - continued
Class B, 4.18% 7/20/39 (c)(f)	$ 1,550,000	$ 1,550,000
Class C, 4.53% 7/20/39 (c)(f)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.49% 1/25/32 (f)	4,244,221	4,254,278
Series 2002-HE2 Class M1, 4.16% 1/25/33 (f)	9,278,431	9,309,123
Series 2002-HE3:
Class M1, 4.56% 3/25/33 (f)	21,339,884	21,627,815
Class M2, 5.71% 3/25/33 (f)	9,968,976	10,143,974
Series 2003-HE1:
Class M1, 4.36% 8/25/33 (f)	1,989,998	1,997,574
Class M2, 5.41% 8/25/33 (f)	4,369,996	4,422,084
Series 2003-HE2 Class A, 3.81% 10/25/33 (f)	1,634,377	1,635,405
Series 2003-HE3:
Class M1, 4.16% 11/25/33 (f)	2,254,989	2,271,960
Class M2, 5.21% 11/25/33 (f)	1,719,992	1,753,552
Series 2004-HE2 Class M2, 4.66% 7/26/34 (f)	2,345,000	2,365,939
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.8681% 3/16/09 (f)	1,305,000	1,311,169
Series 2002-6 Class B, 3.7381% 1/15/08 (f)	11,850,000	11,852,472
Series 2004-1 Class B, 3.5881% 5/15/09 (f)	4,105,000	4,104,204
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 4.2488% 10/15/07 (f)	17,500,000	17,511,349
Series 2001-B2 Class B2, 3.8494% 12/10/08 (f)	11,945,000	11,995,341
Series 2002-B1 Class B1, 3.8% 6/25/09 (f)	9,010,000	9,038,878
Series 2002-C1 Class C1, 4.2185% 2/9/09 (f)	17,500,000	17,686,918
Series 2003-B1 Class B1, 3.66% 3/7/08 (f)	25,000,000	25,022,693
Series 2003-C1 Class C1, 4.65% 4/7/10 (f)	17,785,000	18,152,159
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.87% 12/25/33 (c)(f)	7,985,107	7,985,935
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 3.43% 6/15/11 (f)	18,000,000	18,000,000
Class B, 3.72% 6/15/11 (f)	2,280,000	2,280,000
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.89% 5/25/33 (f)	1,499,863	1,503,470
Series 2003-BC1 Class M2, 5.46% 9/25/32 (f)	11,065,000	11,199,451
Series 2003-SD3 Class A1, 3.88% 12/25/32 (c)(f)	927,188	931,926
Series 2004-2 Class M1, 3.96% 5/25/34 (f)	5,200,000	5,206,719
Series 2004-3:
Class 3A4, 3.71% 8/25/34 (f)	530,752	528,596
Class M1, 3.96% 6/25/34 (f)	1,475,000	1,476,356
Series 2004-4:
Class A, 3.83% 8/25/34 (f)	2,524,088	2,526,278
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-4:
Class M1, 3.94% 7/25/34 (f)	$ 3,650,000	$ 3,653,189
Class M2, 3.99% 6/25/34 (f)	4,395,000	4,398,536
Series 2005-1:
Class 1AV2, 3.66% 7/25/35 (f)	8,780,000	8,775,114
Class M1, 3.88% 8/25/35 (f)	19,600,000	19,563,654
Class MV1, 3.86% 7/25/35 (f)	3,135,000	3,130,219
Class MV2, 3.9% 7/25/35 (f)	3,765,000	3,754,147
Class MV3, 3.94% 7/25/35 (f)	1,560,000	1,557,748
Series 2005-3 Class MV1, 3.88% 8/25/35 (f)	11,125,000	11,103,934
Series 2005-AB1 Class A2, 3.67% 8/25/35 (f)	17,520,000	17,514,797
Series 2005-IM1 Class A1, 3.56% 8/25/34 (d)(f)	17,915,000	17,915,000
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.85% 4/25/34 (f)	2,663,075	2,674,762
Series 2004-FRE1:
Class A2, 3.81% 4/25/34 (f)	2,689,397	2,689,291
Class M3, 4.11% 4/25/34 (f)	5,885,000	5,884,751
Discover Card Master Trust I Series 2003-4 Class B1, 3.7181% 5/16/11 (f)	8,155,000	8,196,815
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 3.8305% 5/28/35 (f)	6,957,460	6,959,877
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.14% 11/25/33 (f)	1,300,000	1,308,748
Class M2, 5.21% 11/25/33 (f)	700,000	718,600
Series 2004-1 Class M2, 4.56% 1/25/35 (f)	3,700,000	3,741,581
Series 2004-2 Class M2, 4.61% 7/25/34 (f)	9,890,000	9,889,579
Series 2004-3 Class M5, 4.91% 8/25/34 (f)	2,000,000	2,033,830
Series 2005-2 Class 2A1, 3.5% 7/25/36 (d)(f)	16,935,000	16,935,000
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 3.55% 3/25/35 (f)	7,354,604	7,354,604
Series 2005-FF2 Class M6, 4.16% 3/25/35 (f)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.01% 3/25/34 (f)	400,000	400,711
Class M4, 4.36% 3/25/34 (f)	300,000	302,647
First USA Credit Card Master Trust Series 2001-4 Class B, 3.75% 1/12/09 (f)	15,000,000	15,026,199
First USA Secured Note Trust Series 2001-3 Class C, 4.4669% 11/19/08 (c)(f)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.8181% 10/15/07 (f)	19,600,000	19,671,950
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust Series 2005-1:
Class A, 3.5381% 5/17/10 (f)	$ 9,590,000	$ 9,589,981
Class B, 3.6563% 5/17/10 (f)	2,625,000	2,624,992
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.68% 2/25/34 (f)	2,669,337	2,669,232
Class M1, 3.91% 2/25/34 (f)	750,000	749,968
Class M2, 3.96% 2/25/34 (f)	800,000	799,966
Series 2004-C Class 2A2, 4.01% 8/25/34 (f)	10,000,000	10,101,993
Series 2005-2 Class 2A1, 3.5913% 6/25/35 (f)	15,380,000	15,375,194
Series 2005-A:
Class 2A2, 3.7% 2/25/35 (f)	11,850,000	11,865,657
Class M1, 3.89% 1/25/35 (f)	1,603,000	1,599,854
Class M2, 3.92% 1/25/35 (f)	2,325,000	2,321,531
Class M3, 3.95% 1/25/35 (f)	1,250,000	1,249,947
Class M4, 4.14% 1/25/35 (f)	925,000	927,535
GE Business Loan Trust Series 2003-1 Class A, 3.8181% 4/15/31 (c)(f)	5,499,865	5,531,421
GE Capital Credit Card Master Note Trust Series 2005-2 Class B, 3.5736% 6/15/11 (f)	6,475,000	6,473,058
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.6181% 8/15/08 (f)	1,520,000	1,521,351
Class C, 4.3181% 8/15/08 (f)	5,580,000	5,601,142
Series 6 Class B, 3.5781% 2/17/09 (f)	1,030,000	1,030,901
Series 8 Class C, 3.6721% 6/15/10 (f)	18,450,000	18,450,000
GSAMP Trust:
Series 2002-HE Class M1, 4.68% 11/20/32 (f)	2,882,888	2,928,737
Series 2002-NC1:
Class A2, 3.78% 7/25/32 (f)	54,777	55,099
Class M1, 4.1% 7/25/32 (f)	8,861,000	8,920,491
Series 2003-FM1 Class M1, 4.25% 3/20/33 (f)	15,000,000	15,136,310
Series 2004-FM1:
Class M1, 4.11% 11/25/33 (f)	2,865,000	2,864,879
Class M2, 4.86% 11/25/33 (f)	1,975,000	2,005,597
Series 2004-FM2:
Class M1, 3.96% 1/25/34 (f)	3,500,000	3,499,853
Class M2, 4.56% 1/25/34 (f)	1,500,000	1,499,936
Class M3, 4.76% 1/25/34 (f)	1,500,000	1,499,935
Series 2004-HE1:
Class M1, 4.01% 5/25/34 (f)	4,045,000	4,044,829
Class M2, 4.61% 5/25/34 (f)	1,750,000	1,766,258
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2005-9 Class 2A1, 3.5287% 8/25/35 (f)	$ 17,530,000	$ 17,530,000
Series 2005-FF2 Class M5, 4.09% 3/25/35 (f)	3,500,000	3,500,000
Series 2005-HE2 Class M, 3.89% 3/25/35 (f)	8,780,000	8,749,867
Series 2005-NC1 Class M1, 3.91% 2/25/35 (f)	9,010,000	8,987,296
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.3944% 5/25/30 (c)(f)	14,000,000	13,986,652
HFC Home Equity Loan Asset Backed Certificates Series 2005-2:
Class M1, 3.97% 1/20/34 (f)	3,225,000	3,225,000
Class M2, 4% 1/20/34 (f)	2,415,000	2,415,000
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.26% 6/25/32 (f)	10,000,000	10,017,090
Series 2002-3 Class A5, 3.9% 2/25/33 (f)	854,528	855,194
Series 2002-4 Class A3, 3.94% 3/25/33 (f)	1,237,388	1,238,074
Series 2002-5:
Class A3, 3.98% 5/25/33 (f)	2,866,793	2,872,821
Class M1, 4.66% 5/25/33 (f)	13,800,000	13,966,276
Series 2003-1:
Class A2, 3.93% 6/25/33 (f)	4,229,596	4,233,111
Class M1, 4.46% 6/25/33 (f)	8,335,000	8,375,317
Series 2003-2:
Class A2, 3.84% 8/25/33 (f)	228,269	229,139
Class M1, 4.34% 8/25/33 (f)	2,245,000	2,269,298
Series 2003-3:
Class A2, 3.82% 8/25/33 (f)	1,624,262	1,630,339
Class M1, 4.32% 8/25/33 (f)	8,185,000	8,266,814
Series 2003-4:
Class M1, 4.26% 10/25/33 (f)	3,415,000	3,440,384
Class M2, 5.36% 10/25/33 (f)	4,040,000	4,093,038
Series 2003-5:
Class A2, 3.81% 12/25/33 (f)	5,822,876	5,843,440
Class M1, 4.16% 12/25/33 (f)	3,175,000	3,192,660
Class M2, 5.19% 12/25/33 (f)	1,345,000	1,377,487
Series 2003-7 Class A2, 3.84% 3/25/34 (f)	3,430,379	3,438,503
Series 2004-2 Class A2, 3.75% 7/25/34 (f)	6,172,348	6,172,139
Series 2004-3:
Class M1, 4.03% 8/25/34 (f)	2,015,000	2,019,636
Class M2, 4.66% 8/25/34 (f)	2,200,000	2,237,373
Series 2004-4 Class A2, 3.78% 10/25/34 (f)	8,318,527	8,347,783
Series 2004-6 Class A2, 3.81% 12/25/34 (f)	9,249,309	9,278,715
Series 2004-7 Class A3, 3.85% 1/25/35 (f)	2,916,946	2,929,856
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-1:
Class M1, 3.89% 5/25/35 (f)	$ 9,705,000	$ 9,697,565
Class M2, 3.91% 5/25/35 (f)	5,780,000	5,763,067
Class M3, 3.96% 5/25/35 (f)	5,825,000	5,808,344
Series 2005-2:
Class 2A2, 3.66% 7/25/35 (f)	13,170,000	13,163,182
Class M1, 3.91% 7/25/35 (f)	10,085,000	10,075,362
Series 2005-3 Class M1, 3.87% 8/25/35 (f)	9,450,000	9,434,700
Series 2005-5 Class 2A2, 3.65% 11/25/35 (d)(f)	15,000,000	14,968,605
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.6781% 8/15/08 (f)	10,000,000	10,018,071
Household Credit Card Master Trust I Series 2002-1 Class B, 4.0381% 7/15/08 (f)	22,589,000	22,608,682
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.73% 4/20/32 (f)	3,295,048	3,298,089
Series 2002-3 Class A, 3.88% 7/20/32 (f)	2,678,218	2,681,775
Series 2003-1 Class M, 4.06% 10/20/32 (f)	770,987	771,866
Series 2003-2:
Class A, 3.76% 9/20/33 (f)	2,892,082	2,897,777
Class M, 4.01% 9/20/33 (f)	1,360,000	1,362,941
Series 2004-1 Class M, 3.95% 9/20/33 (f)	2,708,464	2,713,597
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.08% 2/20/33 (f)	1,742,776	1,748,262
Series 2004-HC1:
Class A, 3.78% 2/20/34 (f)	5,083,992	5,096,702
Class M, 3.93% 2/20/34 (f)	3,073,800	3,073,443
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.9381% 1/18/11 (f)	8,850,000	8,867,619
Series 2002-2:
Class A, 3.5581% 1/18/11 (f)	9,000,000	9,012,218
Class B, 3.9381% 1/18/11 (f)	14,275,000	14,355,952
Series 2002-3 Class B, 4.6381% 9/15/09 (f)	4,150,000	4,159,262
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.6213% 12/17/07 (f)	2,781,207	2,781,863
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.71% 6/25/35 (f)	11,646,350	11,645,706
Class M1, 3.93% 6/25/35 (f)	4,100,000	4,094,813
Class M2, 3.95% 6/25/35 (f)	2,775,000	2,766,003
Class M3, 3.98% 6/25/35 (f)	1,975,000	1,972,566
Keycorp Student Loan Trust Series 1999-A Class A2, 3.8% 12/27/09 (f)	16,169,548	16,224,493
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 3.78% 6/25/33 (f)	$ 253,078	$ 253,185
Class M1, 4.28% 6/25/33 (f)	19,500,000	19,626,153
Series 2003-3 Class M1, 4.21% 7/25/33 (f)	7,770,000	7,824,625
Series 2004-2:
Class M1, 3.99% 6/25/34 (f)	4,275,000	4,285,404
Class M2, 4.54% 6/25/34 (f)	1,400,000	1,416,723
Series 2005-2 Class 2A2, 3.64% 4/25/35 (f)	12,000,000	11,996,998
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.19% 4/25/33 (f)	3,500,000	3,519,270
Class M2, 5.31% 4/25/33 (f)	1,500,000	1,534,429
Series 2004-FRE1 Class M1, 4.01% 7/25/34 (f)	5,223,000	5,238,948
MBNA Asset Backed Note Trust Series 2000-K Class C, 4.1881% 3/17/08 (c)(f)	7,250,000	7,258,700
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.7631% 10/15/08 (f)	30,000,000	30,042,072
Series 2001-B2 Class B2, 3.7481% 1/15/09 (f)	30,353,000	30,429,933
Series 2002-B2 Class B2, 3.7681% 10/15/09 (f)	20,000,000	20,086,600
Series 2002-B3 Class B3, 3.7881% 1/15/08 (f)	15,000,000	15,000,470
Series 2002-B4 Class B4, 3.8881% 3/15/10 (f)	14,800,000	14,916,873
Series 2003-B2 Class B2, 3.7781% 10/15/10 (f)	1,530,000	1,545,569
Series 2003-B3 Class B3, 3.7631% 1/18/11 (f)	1,130,000	1,135,362
Series 2003-B5 Class B5, 3.7581% 2/15/11 (f)	705,000	710,447
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.9288% 9/15/10 (f)	7,800,000	7,846,570
Series 1998-G Class B, 3.7881% 2/17/09 (f)	20,000,000	20,043,574
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.96% 7/25/34 (f)	2,125,000	2,124,911
Class M2, 4.01% 7/25/34 (f)	375,000	374,985
Class M3, 4.41% 7/25/34 (f)	775,000	774,967
Class M4, 4.56% 7/25/34 (f)	525,000	524,978
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 4.16% 7/25/34 (f)	2,321,000	2,330,928
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.56% 11/25/32 (f)	2,370,000	2,441,680
Series 2003-NC5 Class M2, 5.46% 4/25/33 (f)	2,800,000	2,834,138
Series 2003-NC6 Class M2, 5.41% 6/27/33 (f)	12,835,000	13,180,825
Series 2003-NC7 Class M1, 4.16% 6/25/33 (f)	1,785,000	1,791,357
Series 2003-NC8 Class M1, 4.16% 9/25/33 (f)	2,350,000	2,363,472
Series 2004-HE6 Class A2, 3.8% 8/25/34 (f)	7,193,690	7,217,222
Series 2004-NC2 Class M1, 4.01% 12/25/33 (f)	2,595,000	2,599,359
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2004-NC6 Class A2, 3.8% 7/25/34 (f)	$ 3,163,358	$ 3,170,145
Series 2005-1:
Class M2, 3.93% 12/25/34 (f)	4,425,000	4,417,835
Class M3, 3.98% 12/25/34 (f)	4,000,000	3,998,266
Series 2005-HE1:
Class A3B, 3.68% 12/25/34 (f)	3,885,000	3,889,266
Class M1, 3.91% 12/25/34 (f)	1,100,000	1,102,253
Class M2, 3.93% 12/25/34 (f)	2,970,000	2,966,369
Series 2005-HE2:
Class M1, 3.86% 1/25/35 (f)	2,665,000	2,670,502
Class M2, 3.9% 1/25/35 (f)	1,900,000	1,893,810
Series 2005-NC1:
Class M1, 3.9% 1/25/35 (f)	2,425,000	2,432,731
Class M2, 3.93% 1/25/35 (f)	2,425,000	2,421,056
Class M3, 3.97% 1/25/35 (f)	2,425,000	2,425,850
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.31% 2/25/32 (f)	1,510,288	1,513,954
Class M2, 4.86% 2/25/32 (f)	7,146,795	7,171,201
Series 2001-NC4:
Class M1, 4.46% 1/25/32 (f)	3,827,881	3,841,816
Series 2002-AM3 Class A3, 3.95% 2/25/33 (f)	1,426,624	1,430,581
Series 2002-HE1 Class M1, 4.06% 7/25/32 (f)	5,860,000	5,893,149
Series 2002-HE2 Class M1, 4.16% 8/25/32 (f)	9,925,000	9,970,606
Series 2002-NC3 Class A3, 3.8% 8/25/32 (f)	396,299	397,573
Series 2002-OP1 Class M1, 4.21% 9/25/32 (f)	3,894,745	3,917,849
Series 2003-NC1:
Class M1, 4.51% 11/25/32 (f)	2,555,000	2,572,380
Class M2, 5.51% 11/25/32 (f)	1,880,000	1,899,041
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.89% 1/25/33 (f)	341,254	341,436
Class M2, 5.46% 1/25/33 (f)	4,600,000	4,667,174
Series 2003-6 Class M1, 4.18% 1/25/34 (f)	5,180,000	5,202,952
Series 2005-1:
Class M1, 3.91% 3/25/35 (f)	4,395,000	4,392,950
Class M2, 3.94% 3/25/35 (f)	4,395,000	4,384,834
Class M3, 3.98% 3/25/35 (f)	2,120,000	2,120,796
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.5281% 6/15/09 (f)	13,621,752	13,633,434
Series 2004-A Class A4A, 3.4581% 6/15/10 (f)	10,570,000	10,582,978
Asset-Backed Securities - continued
	Principal Amount	Value
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.91% 6/25/34 (f)	$ 1,450,000	$ 1,451,222
Class M4, 4.435% 6/25/34 (f)	2,435,000	2,439,150
Ocala Funding LLC Series 2005-1A Class A, 4.93% 3/20/10 (c)(f)	3,675,000	3,675,000
Ownit Mortgage Loan Asste-Backed Certificates Series 2005-3 Class A2A, 3.5% 6/25/36 (f)	15,500,000	15,500,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.09% 9/25/34 (f)	3,745,000	3,756,721
Class M2, 4.14% 9/25/34 (f)	1,755,000	1,764,326
Class M3, 4.71% 9/25/34 (f)	3,355,000	3,396,745
Class M4, 4.91% 9/25/34 (f)	4,700,000	4,767,614
Series 2004-WCW2 Class A2, 3.84% 10/25/34 (f)	7,952,623	7,976,111
Series 2005-WCH1:
Class A3B, 3.68% 1/25/35 (f)	2,775,000	2,779,908
Class M2, 3.98% 1/25/35 (f)	4,175,000	4,166,539
Class M3, 4.02% 1/25/35 (f)	3,290,000	3,292,599
Class M5, 4.34% 1/25/35 (f)	3,095,000	3,104,620
Series 2005-WHQ2 Class M7, 4.71% 5/25/35 (f)	5,950,000	5,930,787
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.57% 9/25/24 (f)	7,475,790	7,475,790
Class M4, 4.09% 5/25/35 (f)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 4.0881% 6/15/09 (c)(f)	15,000,000	15,039,393
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.04% 4/25/35 (f)	1,040,000	1,037,610
Series 2005-KS7 Class A1, 3.4781% 8/25/35 (f)	10,515,000	10,512,897
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.71% 10/25/34 (f)	5,500,000	5,566,857
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.86% 4/25/33 (f)	818,316	822,076
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.99% 3/25/35 (f)	4,415,000	4,413,887
Series 2004-2 Class MV1, 4.04% 8/25/35 (f)	4,495,000	4,501,043
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.8131% 2/15/10 (f)	10,000,000	9,987,143
Series 2002-4:
Class A, 3.5181% 8/18/09 (f)	27,000,000	26,999,603
Class B, 3.8131% 8/18/09 (f)	33,300,000	33,301,149
Series 2002-5 Class B, 4.6381% 11/17/09 (f)	30,000,000	30,062,976
Asset-Backed Securities - continued
	Principal Amount	Value
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.98% 2/25/34 (f)	$ 2,910,000	$ 2,909,256
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 4.06% 11/25/34 (f)	1,810,000	1,818,452
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.82% 2/25/34 (f)	1,043,424	1,043,422
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.8381% 3/15/11 (c)(f)	10,835,000	10,828,228
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 4.46% 6/15/10 (f)	6,840,000	6,839,945
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.89% 9/25/34 (f)	2,878,990	2,894,593
Series 2003-6HE Class A1, 3.93% 11/25/33 (f)	1,784,384	1,788,543
Series 2005-14HE Class AF1, 3.9753% 7/25/36 (d)(f)	8,635,000	8,633,296
TOTAL ASSET-BACKED SECURITIES (Cost $2,293,954,229)		2,300,747,332
Collateralized Mortgage Obligations - 16.9%

Private Sponsor - 13.7%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 3.86% 2/25/35 (f)	9,374,471	9,396,037
Series 2004-4 Class 5A2, 3.86% 3/25/35 (f)	3,780,419	3,787,953
Series 2005-1 Class 5A2, 3.79% 5/25/35 (f)	6,187,250	6,191,166
Series 2005-2:
Class 6A2, 3.74% 6/25/35 (f)	2,930,592	2,932,491
Class 6M2, 3.94% 6/25/35 (f)	10,145,000	10,145,010
Series 2005-3 Class 8A2, 3.7% 7/25/35 (f)	19,199,197	19,211,695
Series 2005-4 Class 7A2, 3.69% 8/25/35 (f)	9,011,457	9,003,527
Series 2005-8 Class 7A2, 3.77% 11/25/35 (f)	7,660,000	7,660,000
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.74% 1/25/35 (f)	20,354,186	20,354,186
Series 2005-2 Class 1A1, 3.71% 3/25/35 (f)	14,961,065	14,961,065
Series 2005-5 Class 1A1, 3.68% 7/25/35 (f)	18,707,862	18,696,170
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.86% 5/25/33 (f)	5,545,033	5,548,017
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.86% 9/25/34 (f)	10,335,456	10,325,843
Series 2005-1 Class 2A1, 3.75% 3/25/35 (f)	14,617,171	14,617,171
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 3.86% 3/25/34 (f)	5,338,263	5,334,945
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
CS First Boston Mortgage Securities Corp. floater: - continued
Series 2004-AR3 Class 6A2, 3.83% 4/25/34 (f)	$ 2,226,193	$ 2,228,162
Series 2004-AR4 Class 5A2, 3.83% 5/25/34 (f)	2,066,310	2,065,052
Series 2004-AR5 Class 11A2, 3.83% 6/25/34 (f)	2,987,552	2,981,472
Series 2004-AR6 Class 9A2, 3.83% 10/25/34 (f)	3,981,028	3,983,412
Series 2004-AR7 Class 6A2, 3.84% 8/25/34 (f)	5,801,660	5,806,785
Series 2004-AR8 Class 8A2, 3.84% 9/25/34 (f)	4,630,225	4,638,807
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.95% 12/25/34 (f)	4,384,853	4,379,779
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 3.51% 12/21/24 (f)	5,300,000	5,299,006
Class B1, 3.56% 12/20/54 (f)	7,050,000	7,047,577
Class M1, 3.66% 12/20/54 (f)	5,300,000	5,298,178
Series 2005-2 Class C1, 3.7857% 12/20/54 (f)	7,975,000	7,972,508
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.64% 3/20/44 (f)	1,415,000	1,414,844
Class 1C, 4.33% 3/20/44 (f)	4,075,000	4,091,219
Class 1M, 3.84% 3/20/44 (f)	4,935,000	4,938,751
Series 2004-2:
Class 1A2, 3.5% 6/20/28 (f)	5,384,259	5,384,932
Class 1B, 3.6% 6/20/44 (f)	1,018,055	1,018,309
Class 1C, 4.13% 6/20/44 (f)	3,706,295	3,713,918
Class 1M, 3.71% 6/20/44 (f)	2,722,846	2,724,205
Series 2004-3:
Class 1B, 3.59% 9/20/44 (f)	2,100,000	2,100,210
Class 1C, 4.02% 9/20/44 (f)	5,415,000	5,426,913
Class 1M, 3.7% 9/20/44 (f)	1,200,000	1,200,360
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 3.6369% 5/19/35 (f)	11,690,145	11,648,134
Holmes Financing No. 7 PLC floater Series 2 Class M, 4.3988% 7/15/40 (f)	2,560,000	2,564,912
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.6788% 4/15/11 (f)	25,000,000	25,000,000
Class B, 3.7688% 7/15/40 (f)	2,695,000	2,696,684
Class C, 4.3188% 7/15/40 (f)	10,280,000	10,328,193
Home Equity Asset Trust floater Series 2005-3 Class 2A1, 3.55% 8/25/35 (f)	7,268,025	7,266,230
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.91% 10/25/34 (f)	4,495,430	4,509,337
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 3.83% 3/25/35 (f)	$ 8,638,669	$ 8,636,982
Series 2004-6 Class 1A2, 3.85% 10/25/34 (f)	3,481,529	3,487,748
Series 2005-1:
Class M1, 3.92% 4/25/35 (f)	3,223,929	3,220,529
Class M2, 3.96% 4/25/35 (f)	5,644,146	5,639,516
Class M3, 3.99% 4/25/35 (f)	1,384,927	1,383,466
Class M4, 4.21% 4/25/35 (f)	817,334	818,164
Class M5, 4.23% 4/25/35 (f)	817,334	817,174
Class M6, 4.28% 4/25/35 (f)	1,307,734	1,307,479
Series 2005-2 Class 1A2, 3.77% 4/25/35 (f)	13,211,515	13,201,194
Series 2005-3 Class A1, 3.7% 8/25/35 (f)	15,176,045	15,149,962
Series 2005-4 Class 1B1, 4.76% 6/25/35 (f)	5,306,886	5,282,839
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 3.67% 9/26/45 (c)(f)	16,153,164	16,153,164
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.73% 3/25/35 (f)	13,405,372	13,396,993
Series 2004-6 Class 4A2, 4.1729% 7/25/34 (f)	5,969,000	5,946,582
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.85% 3/25/28 (f)	8,079,308	8,122,924
Series 2003-B Class A1, 3.8% 4/25/28 (f)	7,852,610	7,898,403
Series 2003-D Class A, 3.77% 8/25/28 (f)	7,479,616	7,494,804
Series 2003-E Class A2, 3.4425% 10/25/28 (f)	10,687,128	10,687,143
Series 2003-F Class A2, 3.7075% 10/25/28 (f)	12,892,959	12,891,486
Series 2004-A Class A2, 3.6175% 4/25/29 (f)	11,584,437	11,556,917
Series 2004-B Class A2, 3.79% 6/25/29 (f)	8,952,030	8,930,464
Series 2004-C Class A2, 3.95% 7/25/29 (f)	12,856,157	12,825,407
Series 2004-D Class A2, 3.4725% 9/25/29 (f)	9,971,432	9,974,033
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (f)	8,523,921	8,502,874
Class A2D, 3.9175% 11/25/29 (f)	1,982,307	1,991,830
Series 2004-G Class A2, 3.95% 11/25/29 (f)	3,854,828	3,854,422
Series 2005-A Class A2, 3.38% 2/25/30 (f)	10,800,867	10,785,319
Mortgage Asset Backed Securities Trust floater Series 2002-NC1 Class M1, 4.31% 10/25/32 (f)	4,538,551	4,555,535
MortgageIT Trust floater:
Series 2004-2:
Class A1, 3.83% 12/25/34 (f)	4,920,628	4,927,758
Class A2, 3.91% 12/25/34 (f)	6,656,800	6,696,298
Series 2005-2 Class 1A1, 3.72% 5/25/35 (f)	5,093,718	5,097,498
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.75% 6/25/35 (f)	19,112,336	19,123,533
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 4.5594% 6/10/42 (f)	$ 1,745,000	$ 1,749,384
Permanent Financing No. 3 PLC floater Series 2 Class C, 4.4294% 6/10/42 (f)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class C, 4.0994% 6/10/42 (f)	15,400,000	15,475,306
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.0294% 6/10/42 (f)	4,215,000	4,234,760
Series 3 Class C, 4.1994% 6/10/42 (f)	8,890,000	8,967,788
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 3.7294% 6/10/42 (f)	4,000,000	4,000,572
Class 2C, 3.8294% 6/10/42 (f)	5,350,000	5,352,343
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.4694% 6/10/42 (f)	2,000,000	1,999,375
Class 1C, 3.6594% 6/10/42 (f)	3,840,000	3,838,800
Class 2C, 3.7094% 6/10/42 (f)	8,065,000	8,054,919
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 3.7475% 6/10/42 (f)	7,165,000	7,162,621
Class 2C, 3.8175% 6/10/42 (f)	9,945,000	9,941,688
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	4,643,507	4,727,342
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 5.15% 3/10/35 (c)(f)	5,492,986	5,575,381
Class B5, 5.7% 3/10/35 (c)(f)	5,684,725	5,811,417
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.96% 11/25/34 (f)	2,829,110	2,840,739
Series 2003-RP2 Class A1, 3.93% 6/25/33 (c)(f)	3,866,185	3,881,108
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (f)	10,999,101	10,996,236
Series 2003-7 Class A2, 2.885% 1/20/34 (f)	9,577,708	9,569,385
Series 2004-1 Class A, 4.15% 2/20/34 (f)	6,379,791	6,373,993
Series 2004-10 Class A4, 3.6681% 11/20/34 (f)	10,424,803	10,408,138
Series 2004-3 Class A, 3.5463% 5/20/34 (f)	10,662,486	10,588,333
Series 2004-4 Class A, 3.5881% 5/20/34 (f)	13,430,919	13,399,990
Series 2004-5 Class A3, 3.77% 6/20/34 (f)	8,904,038	8,897,082
Series 2004-6:
Class A3A, 4.1475% 6/20/35 (f)	8,182,127	8,176,739
Class A3B, 3.16% 7/20/34 (f)	1,022,766	1,021,950
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (f)	7,642,675	7,636,475
Class A3B, 3.4525% 7/20/34 (f)	1,375,260	1,380,167
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-8 Class A2, 3.45% 9/20/34 (f)	$ 14,155,710	$ 14,148,404
Series 2005-1 Class A2, 3.68% 2/20/35 (f)	7,355,282	7,354,362
Series 2005-2 Class A2, 3.36% 3/20/35 (f)	13,876,523	13,876,523
Series 2005-3 Class A1, 3.46% 5/20/35 (f)	9,217,677	9,217,677
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 3.77% 7/25/35 (f)	11,201,095	11,201,095
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.86% 9/25/33 (c)(f)	2,553,470	2,555,084
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.83% 9/25/34 (f)	22,068,069	22,129,394
WAMU Mortgage pass thru certificates:
floater Series 2005-AR6 Class 2A-1A, 3.5448% 4/25/45 (f)	6,133,307	6,133,607
Series 2005 AR11 Class A1C1, 3.6675% 8/25/40 (d)(f)	14,400,000	14,400,000
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.7024% 8/25/34 (f)	19,880,000	19,789,156
Series 2005-AR12 Class 2A1, 4.322% 7/25/35 (f)	31,674,772	31,407,532
TOTAL PRIVATE SPONSOR		895,419,920
U.S. Government Agency - 3.2%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.76% 11/18/30 (f)	1,103,802	1,112,055
Series 2000-40 Class FA, 3.8144% 7/25/30 (f)	2,487,156	2,498,099
Series 2002-89 Class F, 3.6144% 1/25/33 (f)	3,630,895	3,636,484
target amortization class Series G94-2 Class D, 6.45% 1/25/24	4,732,822	4,849,182
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.66% 8/18/31 (f)	2,500,934	2,508,899
Series 2001-44 Class FB, 3.6144% 9/25/31 (f)	2,262,040	2,268,738
Series 2001-46 Class F, 3.66% 9/18/31 (f)	6,514,676	6,552,090
Series 2002-11 Class QF, 3.8144% 3/25/32 (f)	4,517,951	4,551,812
Series 2002-36 Class FT, 3.8144% 6/25/32 (f)	1,503,724	1,516,521
Series 2002-64 Class FE, 3.61% 10/18/32 (f)	2,256,514	2,266,981
Series 2002-65 Class FA, 3.6144% 10/25/17 (f)	2,585,370	2,590,545
Series 2002-74 Class FV, 3.7644% 11/25/32 (f)	8,360,131	8,420,920
Series 2003-11:
Class DF, 3.7644% 2/25/33 (f)	3,173,455	3,195,574
Class EF, 3.7644% 2/25/33 (f)	2,602,157	2,612,658
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
floater:
Series 2003-63 Class F1, 3.6144% 11/25/27 (f)	$ 6,387,368	$ 6,390,916
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	1,212,661	1,212,198
Series 2001-62 Class PG, 6.5% 10/25/30	4,183,652	4,194,964
Series 2001-76 Class UB, 5.5% 10/25/13	1,378,221	1,379,002
Series 2002-16 Class QD, 5.5% 6/25/14	345,479	346,552
Series 2002-28 Class PJ, 6.5% 3/25/31	4,950,777	4,957,813
Series 2002-8 Class PD, 6.5% 7/25/30	3,569,878	3,584,870
Freddie Mac:
floater Series 2510 Class FE, 3.7881% 10/15/32 (f)	5,998,150	6,032,418
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	1,286,641	1,286,029
Series 2353 Class PC, 6.5% 9/15/15	1,363,169	1,366,992
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.5881% 7/15/31 (f)	5,197,631	5,199,968
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.7381% 7/15/17 (f)	4,556,922	4,564,198
Series 2526 Class FC, 3.7881% 11/15/32 (f)	3,597,778	3,616,182
Series 2538 Class FB, 3.7881% 12/15/32 (f)	6,607,741	6,651,155
Series 2551 Class FH, 3.8381% 1/15/33 (f)	3,358,821	3,373,027
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	12,190,349	12,248,248
Series 2394 Class ND, 6% 6/15/27	1,550,172	1,553,415
Series 2395 Class PE, 6% 2/15/30	5,961,413	6,000,327
Series 2398 Class DK, 6.5% 1/15/31	372,760	373,347
Series 2410 Class ML, 6.5% 12/15/30	2,168,673	2,179,211
Series 2420 Class BE, 6.5% 12/15/30	2,595,889	2,604,122
Series 2443 Class TD, 6.5% 10/15/30	2,962,497	2,977,827
Series 2461 Class PG, 6.5% 1/15/31	2,737,118	2,773,721
Series 2466 Class EC, 6% 10/15/27	257,483	257,163
Series 2483 Class DC, 5.5% 7/15/14	1,861,588	1,861,466
Series 2556 Class PM, 5.5% 2/15/16	1,160,963	1,159,984
Series 2776 Class UJ, 4.5% 5/15/20 (g)	7,104,375	367,384
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,903,044
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	648,803	649,120
Series 2480 Class QW, 5.75% 2/15/30	871,905	871,370
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2406:
Class FP, 4.3681% 1/15/32 (f)	$ 10,270,000	$ 10,502,819
Class PF, 4.3681% 12/15/31 (f)	8,125,000	8,337,955
Series 2410 Class PF, 4.3681% 2/15/32 (f)	18,644,444	19,070,154
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.7381% 5/16/23 (f)	2,988,811	3,001,292
Series 2001-50 Class FV, 3.5881% 9/16/27 (f)	9,114,548	9,113,939
Series 2002-24 Class FX, 3.9381% 4/16/32 (f)	2,630,687	2,652,779
Series 2002-31 Class FW, 3.7881% 6/16/31 (f)	3,614,097	3,633,687
Series 2002-5 Class KF, 3.7881% 8/16/26 (f)	617,815	618,278
TOTAL U.S. GOVERNMENT AGENCY		207,447,494
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,104,119,465)		1,102,867,414
Commercial Mortgage Securities - 5.8%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.44% 8/3/10 (c)(f)	5,025,000	5,024,881
Class D, 7.54% 8/3/10 (c)(f)	6,695,000	6,694,844
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 3.7081% 11/15/15 (c)(f)	5,038,226	5,041,400
Series 2005-BOCA:
Class H, 4.3381% 12/15/16 (c)(f)	2,065,000	2,061,834
Class J, 4.4881% 12/15/16 (c)(f)	1,020,000	1,018,438
Class K, 4.7381% 12/15/16 (c)(f)	6,659,000	6,650,611
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.04% 8/25/33 (c)(f)	6,644,316	6,723,250
Series 2003-2:
Class A, 4.04% 12/25/33 (c)(f)	13,522,369	13,687,661
Class M1, 4.31% 12/25/33 (c)(f)	2,200,548	2,236,841
Series 2004-1:
Class A, 3.82% 4/25/34 (c)(f)	6,403,472	6,414,728
Class B, 5.36% 4/25/34 (c)(f)	665,296	672,910
Class M1, 4.02% 4/25/34 (c)(f)	582,134	584,681
Class M2, 4.66% 4/25/34 (c)(f)	498,972	504,819
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 3.89% 8/25/34 (c)(f)	$ 6,299,807	$ 6,330,814
Class M1, 4.04% 8/25/34 (c)(f)	2,031,330	2,039,265
Series 2004-3:
Class A1, 3.83% 1/25/35 (c)(f)	6,582,479	6,605,519
Class A2, 3.88% 1/25/35 (c)(f)	914,869	918,092
Class M1, 3.96% 1/25/35 (c)(f)	1,097,080	1,098,564
Class M2, 4.46% 1/25/35 (c)(f)	715,487	719,742
Series 2005-2A:
Class M1, 3.73% 8/25/35 (c)(f)	1,297,812	1,297,812
Class M2, 3.78% 8/25/35 (c)(f)	2,136,399	2,136,399
Class M3, 3.8% 8/25/35 (c)(f)	1,183,006	1,183,006
Class M4, 3.91% 8/25/35 (c)(f)	1,088,166	1,088,166
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class JFCM, 4.98% 4/14/15 (c)(f)	1,344,296	1,350,087
Class JMM, 4.88% 4/14/15 (c)(f)	1,384,053	1,385,065
Class KFCM, 5.23% 4/14/15 (c)(f)	1,436,661	1,443,179
Class KMM, 5.13% 4/14/15 (c)(f)	1,253,767	1,254,776
Class LFCM, 5.63% 4/14/15 (c)(f)	1,601,905	1,602,545
Class MFCM, 5.93% 4/14/15 (c)(f)	2,218,251	2,219,234
Series 2004-BBA3 Class E, 4.0881% 6/15/17 (c)(f)	10,415,000	10,415,949
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.81% 12/12/13 (c)(f)	896,672	897,536
Class C, 4.16% 12/12/13 (c)(f)	1,793,345	1,801,374
COMM floater:
Series 2001-FL5A Class E, 4.8881% 11/15/13 (c)(f)	3,049,546	3,048,573
Series 2002-FL6:
Class F, 4.8381% 6/14/14 (c)(f)	11,163,000	11,190,451
Class G, 5.2881% 6/14/14 (c)(f)	5,000,000	5,000,444
Series 2003-FL9 Class B, 3.8881% 11/15/15 (c)(f)	10,354,700	10,383,149
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.6881% 9/15/14 (c)(f)	3,570,000	3,573,440
Class G, 4.3681% 9/15/14 (c)(f)	1,345,000	1,345,538
Class H, 4.4681% 9/15/14 (c)(f)	1,430,000	1,430,571
Class J, 4.9881% 9/15/14 (c)(f)	490,000	491,560
Class K, 5.3881% 9/15/14 (c)(f)	770,000	771,587
Class L, 5.5881% 9/15/14 (c)(f)	625,000	624,693
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2004-HTL1:
Class B, 3.8381% 7/15/16 (c)(f)	$ 495,379	$ 495,732
Class D, 3.9381% 7/15/16 (c)(f)	1,125,628	1,125,788
Class E, 4.1381% 7/15/16 (c)(f)	805,726	806,031
Class F, 4.1881% 7/15/16 (c)(f)	852,671	853,207
Class H, 4.6881% 7/15/16 (c)(f)	2,472,312	2,473,143
Class J, 4.8381% 7/15/16 (c)(f)	950,314	950,633
Class K, 5.7381% 7/15/16 (c)(f)	1,069,720	1,069,257
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.6181% 4/15/17 (c)(f)	7,080,000	7,080,000
Class C, 3.6581% 4/15/17 (c)(f)	3,006,000	3,006,000
Class D, 3.6981% 4/15/17 (c)(f)	2,440,000	2,440,000
Class E, 3.7581% 4/15/17 (c)(f)	1,821,000	1,821,000
Class F, 3.7981% 4/15/17 (c)(f)	1,035,000	1,035,000
Class G, 3.9381% 4/15/17 (c)(f)	1,035,000	1,035,000
Class H, 4.0081% 4/15/17 (c)(f)	1,035,000	1,035,000
Class I, 4.2381% 4/15/17 (c)(f)	335,000	335,000
Class MOA3, 3.6881% 3/15/20 (c)(f)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 5.1381% 12/15/11 (c)(f)	3,720,000	3,702,795
Series 2002-TFLA Class C, 3.9688% 11/18/12 (c)(f)	3,675,000	3,674,923
Series 2003-TF2A Class A2, 3.7081% 11/15/14 (c)(f)	9,500,000	9,507,100
Series 2004-FL1 Class B, 3.8381% 5/15/14 (c)(f)	11,230,000	11,235,571
Series 2004-HC1:
Class A2, 3.8881% 12/15/21 (c)(f)	1,475,000	1,474,997
Class B, 4.1381% 12/15/21 (c)(f)	3,835,000	3,834,992
Series 2004-TF2A Class E, 3.8081% 11/15/19 (c)(f)	4,450,000	4,456,884
Series 2004-TFL1:
Class A2, 3.5781% 2/15/14 (c)(f)	7,005,000	7,007,087
Class E, 3.9381% 2/15/14 (c)(f)	2,800,000	2,806,033
Class F, 3.9881% 2/15/14 (c)(f)	2,325,000	2,330,394
Class G, 4.2381% 2/15/14 (c)(f)	1,875,000	1,880,617
Class H, 4.4881% 2/15/14 (c)(f)	1,400,000	1,403,733
Class J, 4.7881% 2/15/14 (c)(f)	750,000	753,724
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
Series 2005-TF2A Class F, 3.8881% 11/15/19 (c)(f)	$ 1,540,000	$ 1,542,381
Series 2005-TFLA:
Class C, 3.6281% 2/15/20 (c)(f)	5,650,000	5,649,989
Class E, 3.7181% 2/15/20 (c)(f)	3,955,000	3,954,992
Class F, 3.7681% 2/15/20 (c)(f)	1,745,000	1,744,997
Class G, 3.9081% 2/15/20 (c)(f)	505,000	504,998
Class H, 4.1381% 2/15/20 (c)(f)	715,000	714,998
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35	518,675	522,823
Series 2003-TFLA Class G, 3.7357% 4/15/13 (c)(f)	446,933	445,553
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 4.2% 2/11/11 (c)(f)	264,524	264,175
GS Mortgage Securities Corp. II floater Series 2005-FL7A Class A1, 3.5% 11/6/19 (c)(f)	10,526,054	10,527,180
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.8613% 5/28/20 (c)(f)	2,727,545	2,728,117
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.6585% 4/10/15 (c)(f)	8,245,000	8,150,339
JP Morgan Chase Commercial Mortgage Security Corp.:
floater Series 2005-FL1A:
Class WH, 3.97% 6/15/19 (c)(f)	3,325,000	3,325,100
Class WJ, 4.17% 6/15/19 (c)(f)	2,045,000	2,045,061
Class WK, 4.57% 6/15/19 (c)(f)	3,065,000	3,065,092
Series 2005-FL1A Class WX1, 1.2068% 6/15/19 (c)(f)(g)	240,000,000	2,596,800
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater:
Series 2003-C4A:
Class F, 5.6% 7/11/15 (c)(f)	813,387	813,822
Class H, 6.35% 7/11/15 (c)(f)	8,267,264	8,287,932
Series 2003-LLFA:
Class A2, 3.77% 12/16/14 (c)(f)	11,700,000	11,707,744
Class B, 3.98% 12/16/14 (c)(f)	4,615,000	4,626,299
Class C, 4.08% 12/16/14 (c)(f)	4,982,000	4,997,311
Series 2005-LLFA Class FAIR, 5.1138% 7/15/19 (c)(d)(f)	4,360,000	4,360,000
Morgan Stanley Dean Witter Capital I Trust floater Series 2002-XLF Class F, 5.49% 8/5/14 (c)(f)	7,603,983	7,603,972
Commercial Mortgage Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 4.1881% 2/15/13 (c)(f)	$ 10,495,000	$ 10,291,568
Class D, 4.1881% 2/15/13 (c)(f)	4,000,000	3,891,288
Series 2003-CDCA:
Class HEXB, 5.2881% 2/15/15 (c)(f)	770,000	771,001
Class JEXB, 5.4881% 2/15/15 (c)(f)	1,300,000	1,301,690
Class KEXB, 5.8881% 2/15/15 (c)(f)	960,000	961,248
Series 2000-NL1 Class E, 7.0607% 10/15/30 (c)(f)	3,657,956	3,672,236
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.7281% 5/15/09 (c)(f)	18,000,000	18,008,086
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.78% 3/24/18 (c)(f)	7,263,029	7,263,029
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.5681% 3/15/14 (c)(f)	3,510,000	3,511,290
Class E, 3.8881% 3/15/14 (c)(f)	2,190,000	2,192,749
Class F, 3.9381% 3/15/14 (c)(f)	1,755,000	1,757,120
Class G, 4% 3/15/14 (c)(f)	875,000	876,363
Series 2005-WL5A:
Class KHP1, 3.7381% 1/15/18 (c)(f)	1,745,000	1,745,000
Class KHP2, 3.9381% 1/15/18 (c)(f)	1,745,000	1,745,000
Class KHP3, 4.2381% 1/15/18 (c)(f)	2,060,000	2,060,000
Class KHP4, 4.3381% 1/15/18 (c)(f)	1,600,000	1,600,000
Class KHP5, 4.5381% 1/15/18 (c)(f)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $378,363,353)		378,866,012
Interfund Loans - 0.1%

With Fidelity Equity-Income Fund, at 3.43442% due 8/1/05 (b) (Cost $8,443,000)	8,443,000	8,443,000
Cash Equivalents - 40.4%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.32%, dated 7/29/05 due 8/1/05) (i)	$ 2,354,814,398	$ 2,354,164,000
With Goldman Sachs & Co. at 3.41%, dated 7/1/05 due 8/23/05 (Collateralized by Mortgage Loan Obligations valued at $295,800,001, 0.9%- 10.36%, 4/18/17 - 6/25/44) (f)(h)	291,455,881	289,998,492
TOTAL CASH EQUIVALENTS (Cost $2,644,164,000)		2,644,162,492
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $6,679,436,405)		6,685,115,608
NET OTHER ASSETS - (2.2)%		(140,968,200)
NET ASSETS - 100%		$ 6,544,147,408
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 72,221,638	$ 34,806
49 Eurodollar 90 Day Index Contracts	March 2006	48,464,675	28,036
32 Eurodollar 90 Day Index Contracts	June 2006	31,645,600	16,247
27 Eurodollar 90 Day Index Contracts	Sept. 2006	26,698,612	16,355
26 Eurodollar 90 Day Index Contracts	Dec. 2006	25,707,500	14,421
24 Eurodollar 90 Day Index Contracts	March 2007	23,729,700	12,329
17 Eurodollar 90 Day Index Contracts	June 2007	16,807,688	5,970
16 Eurodollar 90 Day Index Contracts	Sept. 2007	15,818,200	5,711
15 Eurodollar 90 Day Index Contracts	Dec. 2007	14,828,250	5,590
15 Eurodollar 90 Day Index Contracts	March 2008	14,827,875	5,015
8 Eurodollar 90 Day Index Contracts	June 2008	7,907,800	7,518
7 Eurodollar 90 Day Index Contracts	Sept. 2008	6,918,888	6,885
TOTAL EURODOLLAR CONTRACTS			158,883
Swap Agreements
		Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerChrysler NA Holding Corp., par value of the notional amount of DaimlerChrysler NA Holding Corp. 6.5% 11/15/13, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (135,972)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	102,057
TOTAL CREDIT DEFAULT SWAP		24,000,000	(33,915)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Oct. 2005	$ 48,200,000	$ 46,335
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	32,511
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 30 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	August 2005	35,100,000	33,945
Swap Agreements - continued
	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 22 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Jan. 2006	$ 35,100,000	$ 32,229
Receive monthly a return equal to Lehman Brothers ABS Floating Rate Index and pay monthly a floating rate based on the 1- month LIBOR minus 11.1 basis points with Lehman Brothers, Inc.	Nov. 2005	30,000,000	0
TOTAL TOTAL RETURN SWAP		178,400,000	145,020
		$ 202,400,000	$ 111,105
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Affiliated entity

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $586,119,417 or 9.0% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $994,635.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(h) The maturity amount is based on the rate at period end.
(i) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$2,354,164,000 due 8/1/05 at 3.32%
Banc of America Securities LLC.	$ 471,596,247
Bank of America, National Association	244,985,063
Barclays Capital Inc.	979,940,254
Countrywide Securities Corporation	244,985,063
Morgan Stanley & Co. Incorporated.	351,411,107
UBS Securities LLC	61,246,266
$ 2,354,164,000
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $6,679,021,266. Net unrealized appreciation aggregated $6,094,342, of which $11,067,257 related to appreciated investment securities and $4,972,915 related to depreciated investment securities.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2005

1.804870.101

HIM-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.2%
	Principal Amount	Value
Alabama - 0.3%
Oxford Gen. Oblig. 5.75% 5/1/25 (AMBAC Insured)	$ 1,000,000	$ 1,093,600
Phenix City Gen. Oblig. 5.65% 8/1/21 (AMBAC Insured)	1,000,000	1,110,380
		2,203,980
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.45% 7/1/09 (AMBAC Insured) (c)	1,500,000	1,560,630
Arizona - 1.0%
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (c)	1,300,000	1,391,871
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,585,001
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. 5% 7/1/29 (MBIA Insured)	1,000,000	1,063,440
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (d)	3,750,000	2,582,288
		6,622,600
Arkansas - 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	1,000,000	1,051,540
California - 9.0%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.125% 5/1/18 (FGIC Insured)	1,000,000	1,074,140
5.75% 5/1/17	800,000	891,128
Series A:
5.5% 5/1/15 (AMBAC Insured)	1,000,000	1,111,790
5.875% 5/1/16	2,100,000	2,362,584
California Econ. Recovery:
Series 2004 A, 5% 7/1/16	1,400,000	1,494,262
Series A, 5.25% 7/1/13 (MBIA Insured)	1,080,000	1,201,694
California Gen. Oblig.:
5.25% 2/1/11	2,300,000	2,497,202
5.25% 2/1/14	2,400,000	2,636,256
5.25% 2/1/15	1,200,000	1,313,796
5.25% 2/1/16	1,000,000	1,093,390
5.25% 2/1/24	1,000,000	1,070,680
5.25% 2/1/28	1,200,000	1,279,776
5.5% 3/1/11	3,500,000	3,848,075
5.5% 4/1/30	500,000	552,875
5.5% 11/1/33	3,700,000	4,083,542
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.625% 5/1/20	$ 600,000	$ 659,238
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender 6/1/07 (FGIC Insured) (b)(c)	1,200,000	1,208,004
California Pub. Works Board Lease Rev.:
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,804,441
Series 2005 A, 5.25% 6/1/30	2,000,000	2,127,760
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (b)	500,000	499,085
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	335,000	336,045
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	700,000	718,060
5% 1/15/16 (MBIA Insured)	400,000	424,208
5.75% 1/15/40	600,000	611,982
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39	1,200,000	1,379,160
Series 2003 B, 5.75% 6/1/23	1,800,000	1,919,538
Series A, 5% 6/1/45 (a)	800,000	821,472
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	4,000,000	4,145,120
Series A, 5.125% 7/1/41 (MBIA Insured)	1,300,000	1,353,339
Los Angeles Unified School District Series A:
5.375% 7/1/17 (MBIA Insured)	1,800,000	2,001,168
5.375% 7/1/18 (MBIA Insured)	1,000,000	1,107,430
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/10 (AMBAC Insured) (a)	1,290,000	1,359,776
Sacramento Pwr. Auth. Cogeneration Proj. Rev. 6.5% 7/1/08 (Pre-Refunded to 7/1/06 @ 102) (d)	300,000	316,263
San Diego Unified School District (Election of 1998 Proj.) Series E2, 5.5% 7/1/26 (FSA Insured)	2,300,000	2,709,768
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	1,300,000	1,017,822
Univ. of California Revs. (UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	1,755,000	1,929,938
5.5% 5/15/20 (AMBAC Insured)	2,000,000	2,199,360
		58,160,167
Municipal Bonds - continued
	Principal Amount	Value
Colorado - 2.1%
Colorado Springs Arpt. Rev. Series C, 0% 1/1/08 (MBIA Insured)	$ 870,000	$ 800,748
Colorado Wtr. Resources and Pwr. Dev. Auth. Clean Wtr. Rev. Series 2001 A:
5.625% 9/1/13	235,000	262,939
5.625% 9/1/13 (Pre-Refunded to 9/1/11 @ 100) (d)	1,375,000	1,543,273
5.625% 9/1/14	230,000	256,942
5.625% 9/1/14 (Pre-Refunded to 9/1/11 @ 100) (d)	1,515,000	1,700,406
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	4,600,000	4,914,732
Dawson Ridge Metropolitan District # 1 Series B, 0% 10/1/22 (Escrowed to Maturity) (d)	2,000,000	898,640
E-470 Pub. Hwy. Auth. Rev. Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	1,200,000	1,341,720
Mesa County Residual Rev. 0% 12/1/11 (Escrowed to Maturity) (d)	2,275,000	1,786,125
		13,505,525
Connecticut - 0.5%
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (c)	3,350,000	3,359,648
District Of Columbia - 2.1%
District of Columbia Gen. Oblig.:
Series A, 6% 6/1/07 (Escrowed to Maturity) (d)	150,000	154,332
Series B:
0% 6/1/12 (MBIA Insured)	1,200,000	915,060
5.25% 6/1/26 (FSA Insured)	6,000,000	6,324,480
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,490,000	1,633,353
(Georgetown Univ. Proj.) Series A, 5.95% 4/1/14 (MBIA Insured)	2,000,000	2,171,060
(Nat'l. Academy of Sciences Proj.) Series A, 5% 1/1/19 (AMBAC Insured)	2,500,000	2,629,150
		13,827,435
Florida - 1.0%
Dade County Aviation Rev. Series D, 5.75% 10/1/09 (AMBAC Insured) (c)	5,000,000	5,120,250
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Board of Ed. Cap. Outlay Series B, 5.5% 6/1/16 (FGIC Insured)	$ 1,000,000	$ 1,112,900
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (MBIA Insured)	500,000	532,975
		6,766,125
Georgia - 2.9%
Atlanta Arpt. Rev. Series F, 5.25% 1/1/13 (FSA Insured) (c)	1,000,000	1,079,450
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	2,100,000	2,204,475
5% 11/1/43 (FSA Insured)	10,600,000	11,069,898
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	2,200,000	2,374,042
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series 2000, 5.75% 9/1/20 (AMBAC Insured)	1,100,000	1,227,182
Private Colleges & Univs. Auth. Rev. (Emory Univ. Proj.) Series 1999 A, 5.5% 11/1/31	500,000	539,505
Richmond County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (d)	1,165,000	545,919
		19,040,471
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/11 (FGIC Insured) (c)	1,300,000	1,574,313
Illinois - 12.0%
Chicago Board of Ed. Series A:
0% 12/1/16 (FGIC Insured)	1,300,000	798,421
5.5% 12/1/27 (AMBAC Insured)	1,000,000	1,179,050
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/16 (FGIC Insured)	6,120,000	3,929,958
0% 1/1/24 (FGIC Insured)	6,110,000	2,588,318
0% 1/1/28 (FGIC Insured)	5,000,000	1,723,250
(Neighborhoods Alive 21 Prog.):
Series A, 6% 1/1/28 (FGIC Insured)	1,210,000	1,356,156
5.5% 1/1/17 (Pre-Refunded to 1/1/11 @ 100) (d)	2,265,000	2,508,827
Series 2000 C, 5.5% 1/1/40 (FGIC Insured)	1,410,000	1,522,871
Series A:
5% 1/1/41 (Pre-Refunded to 1/1/15 @ 100) (d)	1,000,000	1,073,400
5% 1/1/42 (AMBAC Insured)	1,700,000	1,756,066
5.25% 1/1/33 (MBIA Insured)	1,100,000	1,159,235
5.5% 1/1/38 (MBIA Insured)	1,000,000	1,085,450
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Midway Arpt. Rev.:
Series A, 5.5% 1/1/29 (MBIA Insured)	$ 1,500,000	$ 1,558,980
Series B, 6% 1/1/09 (MBIA Insured) (c)	300,000	313,932
Chicago O'Hare Int'l. Arpt. Rev.:
Series A:
5.5% 1/1/16 (AMBAC Insured) (c)	900,000	940,662
5.5% 1/1/16 (Pre-Refunded to 1/1/07 @ 102) (c)(d)	100,000	105,415
6.25% 1/1/09 (AMBAC Insured) (c)	3,325,000	3,524,434
5.5% 1/1/09 (AMBAC Insured) (c)	1,250,000	1,331,338
Chicago Park District Series 2001 A, 5.5% 1/1/19 (FGIC Insured)	1,000,000	1,092,110
Chicago Transit Auth. Cap. Grant Receipts Rev. (Douglas Branch Proj.) Series 2003 B, 4.25% 6/1/08 (AMBAC Insured)	1,400,000	1,405,642
Coles & Cumberland Counties Cmnty. Unit School District #2 5.8% 2/1/17 (FGIC Insured)	1,000,000	1,109,310
Cook County Gen. Oblig. Series C, 5% 11/15/25 (AMBAC Insured)	1,100,000	1,151,843
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,562,114
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	1,500,000	1,634,250
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) 5% 12/1/38	1,650,000	1,706,678
Illinois Gen. Oblig.:
First Series:
5.5% 8/1/19 (MBIA Insured)	2,500,000	2,773,475
5.75% 12/1/18 (MBIA Insured)	1,000,000	1,106,400
5.5% 4/1/17 (MBIA Insured)	1,000,000	1,083,040
5.6% 4/1/21 (MBIA Insured)	1,000,000	1,084,170
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30	3,000,000	3,219,360
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	2,214,324
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,074,760
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (d)	1,500,000	1,761,960
Illinois Sales Tax Rev.:
First Series 2001, 5.5% 6/15/13	3,250,000	3,577,405
6% 6/15/20	600,000	667,128
Kane County School District #129, Aurora West Side Series A:
5.75% 2/1/16 (FGIC Insured)	1,000,000	1,118,610
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Kane County School District #129, Aurora West Side Series A: - continued
5.75% 2/1/18 (FGIC Insured)	$ 2,000,000	$ 2,227,460
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 5.5% 12/1/16 (MBIA Insured)	1,000,000	1,098,890
Lake Co. Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	1,805,000	900,298
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,795,000	2,002,987
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/32 (MBIA Insured)	2,000,000	534,560
5.75% 6/15/41 (MBIA Insured)	3,300,000	3,696,165
Series A:
0% 6/15/16 (FGIC Insured)	2,370,000	1,489,521
0% 6/15/22 (MBIA Insured)	1,000,000	465,130
0% 12/15/24 (MBIA Insured)	3,075,000	1,262,472
Ogle Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (MBIA Insured)	1,000,000	1,140,140
Univ. of Illinois Auxiliary Facilities Sys. Rev. 0% 4/1/15 (MBIA Insured)	3,700,000	2,452,989
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000,000	674,900
		77,743,854
Indiana - 2.0%
Anderson Ind. School Bldg. Corp. 5.5% 7/15/23 (FSA Insured)	1,330,000	1,473,547
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (MBIA Insured)	1,790,000	1,972,150
Indiana Health Facility Fing. Auth. Rev. (Sisters of Saint Francis Health Svc. Proj.) 5.5% 11/1/31	1,500,000	1,581,315
Muncie School Bldg. Corp. 5.25% 7/10/13 (MBIA Insured)	1,670,000	1,840,540
New Albany Floyd County Independent School Bldg. Corp. 5.75% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (d)	1,000,000	1,139,050
Petersburg Poll. Cont. Rev. 5.95% 12/1/29 (c)	2,000,000	2,107,180
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Portage Township Multi-School Bldg. Corp. 5.25% 7/15/26 (MBIA Insured)	$ 1,195,000	$ 1,294,137
South Harrison School Bldg. Corp. Series A, 5.25% 1/15/25 (FSA Insured)	1,150,000	1,226,717
		12,634,636
Iowa - 1.0%
Iowa Fin. Auth. Hosp. Facilities Rev. 5.875% 2/15/30 (AMBAC Insured)	1,870,000	2,049,202
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25	4,000,000	4,098,280
		6,147,482
Kansas - 1.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (b)	1,000,000	1,027,020
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	1,500,000	1,663,305
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5% 12/1/13 (MBIA Insured)	2,390,000	2,507,277
5% 12/1/14 (MBIA Insured)	500,000	524,120
5.25% 12/1/09 (MBIA Insured)	1,420,000	1,508,239
5.25% 12/1/11 (MBIA Insured)	1,750,000	1,852,410
		9,082,371
Kentucky - 1.4%
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A:
5.25% 5/15/37 (FGIC Insured)	2,170,000	2,345,857
5.75% 5/15/33 (FGIC Insured)	6,050,000	6,651,552
		8,997,409
Maine - 1.6%
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (d)	8,100,000	9,073,377
5.25% 7/1/30 (FSA Insured)	1,000,000	1,075,800
		10,149,177
Municipal Bonds - continued
	Principal Amount	Value
Maryland - 0.5%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Good Samaritan Hosp. Proj.) 5.75% 7/1/13 (Escrowed to Maturity) (d)	$ 2,680,000	$ 3,005,406
Massachusetts - 4.9%
Massachusetts Bay Trans. Auth. Series A, 5.75% 3/1/26	2,000,000	2,171,220
Massachusetts Gen. Oblig.:
Series 2005 A, 5% 3/1/22	3,500,000	3,753,050
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (d)	1,000,000	1,096,990
Series D, 5.25% 10/1/22 (Pre-Refunded to 10/1/13 @ 100) (d)	1,200,000	1,328,148
Massachusetts Health & Edl. Facilities Auth. Rev. (New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	500,000	511,090
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/08	800,000	719,568
0% 8/1/10	4,500,000	3,715,965
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
5% 8/15/23 (FSA Insured) (a)	5,000,000	5,341,600
5% 8/15/30 (FSA Insured) (a)	3,500,000	3,703,770
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	10,000	10,639
Massachusetts Wtr. Resources Auth. Series A, 5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (d)	5,300,000	5,907,274
Springfield Gen. Oblig. 5% 8/1/20 (MBIA Insured)	3,335,000	3,570,618
		31,829,932
Michigan - 1.3%
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	1,065,000	1,128,101
Ferris State Univ. Rev. 5% 10/1/19 (MBIA Insured)	1,440,000	1,544,904
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series A, 6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (d)	300,000	336,183
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	2,000,000	2,069,120
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) 6.25% 1/1/09	$ 2,310,000	$ 2,507,089
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,072,470
		8,657,867
Minnesota - 1.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	1,800,000	1,812,042
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/23	1,000,000	1,111,210
Minnesota Hsg. Fin. Agcy. (Single Family Mtg. Prog.) Series D, 6.4% 7/1/15 (c)	425,000	430,725
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	590,000	626,197
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	2,000,000	2,216,340
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,395,450
Series 2003 11, 5.25% 12/1/18	1,000,000	1,098,140
		8,690,104
Missouri - 0.2%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,010,000	1,087,588
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (b)	1,100,000	1,153,999
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	1,000,000	1,046,810
		2,200,809
Nevada - 0.8%
Clark County Arpt. Rev. Series C, 5.375% 7/1/22 (AMBAC Insured) (c)	1,000,000	1,062,450
Clark County Gen. Oblig. Series 2000, 5.5% 7/1/30 (MBIA Insured)	500,000	537,735
Clark County School District Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (d)	1,000,000	1,114,820
Municipal Bonds - continued
	Principal Amount	Value
Nevada - continued
Las Vegas Valley Wtr. District Series B:
5.25% 6/1/16 (MBIA Insured)	$ 1,000,000	$ 1,095,950
5.25% 6/1/17 (MBIA Insured)	1,000,000	1,089,930
		4,900,885
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (b)(c)	1,000,000	993,450
New Jersey - 1.5%
New Jersey Econ. Dev. Auth. Rev. Series 2005 K, 5.5% 12/15/19 (AMBAC Insured)	1,500,000	1,738,635
New Jersey Gen. Oblig. Series 2005 N, 5.25% 7/15/10 (FGIC Insured) (a)	1,000,000	1,075,950
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5.6% 1/1/22 (Pre-Refunded to 1/1/10 @ 100) (d)	300,000	329,004
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	1,000,000	1,140,480
North Hudson Swr. Auth. Swr. Rev. Series A, 5.25% 8/1/17 (FGIC Insured)	2,000,000	2,185,640
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	465,000	469,766
6.125% 6/1/24	1,100,000	1,262,294
6.125% 6/1/42	1,600,000	1,722,944
		9,924,713
New Mexico - 1.2%
Albuquerque Arpt. Rev.:
6.7% 7/1/18 (AMBAC Insured) (c)	3,970,000	4,282,399
6.75% 7/1/09 (AMBAC Insured) (c)	450,000	500,747
6.75% 7/1/11 (AMBAC Insured) (c)	1,805,000	2,062,916
New Mexico Edl. Assistance Foundation Student Ln. Rev. Series IV A2, 6.65% 3/1/07	1,000,000	1,023,250
		7,869,312
New York - 8.6%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
5.75% 5/1/16 (FSA Insured)	1,500,000	1,704,240
5.75% 5/1/21 (FSA Insured)	1,200,000	1,343,292
5.75% 5/1/21 (FSA Insured)	4,900,000	5,604,914
5.75% 5/1/25 (FSA Insured)	600,000	682,488
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	$ 4,300,000	$ 4,837,586
Series F, 5.25% 11/15/27 (MBIA Insured)	500,000	538,795
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d)	1,000,000	1,002,940
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (d)	700,000	780,808
Metropolitan Trans. Auth. Transit Facilities Rev. Series C, 4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (d)	150,000	161,753
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC Insured)	300,000	321,600
New York City Gen. Oblig.:
Series 2003 I, 5.75% 3/1/16	715,000	799,542
Series 2005 J, 5% 3/1/20	2,000,000	2,118,560
Series A, 5.25% 11/1/14 (MBIA Insured)	600,000	658,986
Series C:
5.75% 3/15/27 (FSA Insured)	375,000	419,036
5.75% 3/15/27 (Pre-Refunded to 3/15/12 @ 100) (d)	125,000	142,429
Series E, 6% 8/1/11	25,000	26,083
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	750,000	789,750
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 5.9% 1/1/06 (c)	8,680,000	8,804,992
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	500,000	528,230
Series A, 5.125% 6/15/34 (MBIA Insured)	2,000,000	2,112,920
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	1,000,000	1,054,950
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	1,500,000	1,670,010
Series C, 7.5% 7/1/10	435,000	483,355
(The Jamaica Hosp. Proj.) Series F, 5.2% 2/15/14 (MBIA Insured)	6,150,000	6,546,060
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	1,000,000	1,129,890
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	870,000	903,913
4.875% 6/15/20	795,000	823,572
5% 6/15/15	305,000	320,979
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	$ 305,000	$ 335,811
New York Transitional Fin. Auth. Rev. Series A, 5.75% 2/15/16	400,000	441,724
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,639,425
Tobacco Settlement Fing. Corp. Series A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,079,760
5.25% 6/1/22 (AMBAC Insured)	950,000	1,024,442
5.5% 6/1/16	4,700,000	5,087,938
		55,920,773
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (c)	500,000	521,440
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (c)	1,400,000	1,591,408
		2,112,848
North Carolina - 3.1%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	1,000,000	1,043,350
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,322,913
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A:
5.125% 10/1/41	1,720,000	1,792,206
5.125% 7/1/42	5,155,000	5,401,512
5.25% 7/1/42	1,300,000	1,376,167
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	1,500,000	1,606,185
Series B:
5.875% 1/1/21 (MBIA Insured)	3,050,000	3,223,423
7.25% 1/1/07	1,000,000	1,051,430
Series C, 5.5% 1/1/07	700,000	719,285
Series D, 6.7% 1/1/19	1,115,000	1,240,649
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	1,000,000	1,072,160
		19,849,280
Municipal Bonds - continued
	Principal Amount	Value
Ohio - 0.7%
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series B, 8.875% 8/1/08 (c)	$ 1,005,000	$ 1,008,930
Fairborn City School District (School Impt. Proj.) 5.75% 12/1/26 (FSA Insured)	1,000,000	1,115,210
Franklin County Hosp. Rev. 5.5% 5/1/21 (AMBAC Insured)	1,455,000	1,600,325
Plain Local School District 6% 12/1/25 (FGIC Insured)	410,000	462,898
		4,187,363
Oklahoma - 1.6%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. 5.5% 10/1/21 (FGIC Insured)	1,695,000	1,890,484
Oklahoma Industries Auth. Rev. (Health Sys. Oblig. Group Proj.) Series A:
5.75% 8/15/29 (MBIA Insured)	865,000	936,968
5.75% 8/15/29 (Pre-Refunded to 8/15/09 @ 101) (d)	635,000	702,666
6% 8/15/19 (MBIA Insured)	1,740,000	1,916,610
6% 8/15/19 (Pre-Refunded to 8/15/09 @ 101) (d)	1,260,000	1,406,110
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A, 5.75% 10/1/25 (MBIA Insured)	3,000,000	3,299,670
		10,152,508
Oregon - 1.0%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series A, 5.375% 5/1/15 (AMBAC Insured)	1,715,000	1,894,029
Tri-County Metropolitan Trans. District Rev. Series A:
5.75% 8/1/18 (Pre-Refunded to 8/1/10 @ 100) (d)	1,000,000	1,110,990
5.75% 8/1/19 (Pre-Refunded to 8/1/10 @ 100) (d)	2,080,000	2,310,859
Yamhill County School District #029J Newberg 5.5% 6/15/19 (FGIC Insured)	1,000,000	1,156,100
		6,471,978
Pennsylvania - 3.0%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/07 (MBIA Insured) (c)	1,000,000	1,030,960
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,406,400
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,107,420
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,790,053
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	3,500,000	3,866,555
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	$ 1,860,000	$ 2,187,788
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (c)	2,000,000	2,153,920
Pennsylvania Higher Edl. Facilities Auth. Rev. (Lafayette College Proj.) 6% 5/1/30	3,065,000	3,397,093
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (FGIC Insured)	5,000,000	2,404,000
		19,344,189
Puerto Rico - 0.5%
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (d)	945,000	1,042,089
Series C, 5.5% 7/1/20 (FGIC Insured)	2,000,000	2,344,260
		3,386,349
Rhode Island - 0.9%
Rhode Island Health & Edl. Bldg. Corp. Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	1,000,000	1,096,260
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (c)	4,000,000	4,678,000
		5,774,260
South Carolina - 0.8%
South Carolina Ed. Assistance Auth. Rev. (Guaranteed Student Ln. Prog.) Series B, 5.7% 9/1/05 (c)	1,000,000	1,001,590
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (d)	1,000,000	1,205,190
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2005 B, 5% 1/1/18 (MBIA Insured) (a)	1,000,000	1,072,000
Series A, 5.5% 1/1/16 (FGIC Insured) (a)	1,000,000	1,135,780
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	545,000	582,763
		4,997,323
Municipal Bonds - continued
	Principal Amount	Value
Tennessee - 0.7%
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A:
5.875% 11/15/28 (Pre-Refunded to 11/15/09 @ 101) (d)	$ 400,000	$ 444,284
6% 11/15/30 (Pre-Refunded to 11/15/09 @ 101) (d)	600,000	669,396
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Hosp. Proj.) 6.5% 9/1/26 (Pre-Refunded to 9/1/12 @ 100) (d)	3,000,000	3,553,620
		4,667,300
Texas - 15.5%
Abilene Independent School District 5% 2/15/19 (a)	1,090,000	1,172,993
Aldine Independent School District 5.5% 2/15/13	3,150,000	3,461,063
Aledo Independent School District Series A, 5.125% 2/15/33	1,000,000	1,057,540
Alvin Independent School District 5.75% 8/15/21	1,000,000	1,100,580
Austin Independent School District 5.25% 8/1/14 (a)	1,000,000	1,076,840
Boerne Independent School District 5.25% 2/1/35	1,100,000	1,175,064
Canyon Independent School District Series A, 5.5% 2/15/18	1,575,000	1,750,046
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,000,000	1,114,780
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,084,822
Cypress-Fairbanks Independent School District:
Series A:
0% 2/15/14	3,200,000	2,253,856
0% 2/15/16	1,400,000	889,742
5.75% 2/15/21	1,000,000	1,111,260
Dallas Independent School District Series 5, 5.25% 8/15/13	1,000,000	1,106,850
Fort Worth Wtr. & Swr. Rev. 5% 2/15/16 (FSA Insured)	1,000,000	1,079,930
Garland Independent School District 5.5% 2/15/19	2,500,000	2,699,175
Grand Praire Independent School District 5.375% 2/15/16 (FSA Insured)	1,000,000	1,103,010
Grapevine Gen. Oblig. 5.75% 8/15/18 (Pre-Refunded to 8/15/10 @ 100) (d)	1,250,000	1,392,775
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (MBIA Insured)	1,000,000	1,084,150
Harris County Gen. Oblig.:
0% 10/1/17 (MBIA Insured)	2,500,000	1,474,325
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Harris County Gen. Oblig.: - continued
0% 8/15/24 (MBIA Insured)	$ 1,000,000	$ 409,980
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.):
Series 2001 A, 5.5% 2/15/12	1,000,000	1,090,310
5.75% 2/15/21	1,310,000	1,419,254
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,067,480
Houston Arpt. Sys. Rev.:
Series A, 5.625% 7/1/19 (FSA Insured) (c)	1,000,000	1,084,670
Series B, 5.5% 7/1/30 (FSA Insured)	1,400,000	1,507,618
Houston Independent School District 0% 8/15/13	1,300,000	940,537
Humble Independent School District Series 2005 B, 5.25% 2/15/20 (FGIC Insured)	1,800,000	1,969,398
Hurst Euless Bedford Independent School District 0% 8/15/11	1,000,000	795,410
Kennedale Independent School District 5.5% 2/15/29	1,100,000	1,204,126
Lewisville Independent School District 0% 8/15/19	2,340,000	1,251,409
Los Fresnos Independent School District:
5.75% 8/15/13	1,040,000	1,153,703
5.75% 8/15/14	1,100,000	1,218,107
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,088,420
Mansfield Independent School District:
5.375% 2/15/26	1,000,000	1,073,790
5.5% 2/15/17	2,000,000	2,202,340
Montgomery County Muni. Util. District #46 5% 3/1/21 (FSA Insured)	1,040,000	1,090,440
Mount Pleasant Independent School District 5.5% 2/15/22	2,590,000	2,825,379
North Central Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	1,230,000	1,353,025
Northside Independent School District:
5.5% 2/15/15	940,000	1,029,855
5.5% 2/15/15 (Pre-Refunded to 2/15/11 @ 100) (d)	1,060,000	1,176,483
Northwest Texas Independent School District 5.5% 8/15/21	3,185,000	3,514,839
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (b)(c)	4,000,000	4,270,480
San Antonio Elec. & Gas Systems Rev. 5.5% 2/1/20 (Pre-Refunded to 2/1/07 @ 101) (d)	75,000	78,607
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
San Marcos Consolidated Independent School District:
5% 8/1/14 (a)	$ 1,145,000	$ 1,249,756
5% 8/1/20 (a)	1,525,000	1,630,927
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/14 (AMBAC Insured)	2,245,000	2,513,547
Spring Branch Independent School District 5.375% 2/1/18	1,000,000	1,080,530
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	1,000,000	1,038,410
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,715,000	3,746,303
0% 9/1/11 (Escrowed to Maturity) (d)	35,000	27,959
0% 9/1/15 (MBIA Insured)	1,100,000	717,156
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (MBIA Insured)	1,000,000	1,053,850
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	4,050,000	4,398,503
5.75% 8/15/38 (AMBAC Insured)	3,775,000	4,215,656
Texas Tpk. Auth. Dallas North Tollway Rev. 5.25% 1/1/23 (FGIC Insured)	2,600,000	2,674,542
Texas Wtr. Dev. Board Rev. Series A, 5.5% 7/15/21	1,000,000	1,073,170
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Cr. Prog.) Series A, 6.25% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (d)	4,000,000	4,510,840
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27	1,000,000	1,055,390
White Settlement Independent School District 5.75% 8/15/34	1,340,000	1,497,303
Williamson County Gen. Oblig.:
5.5% 2/15/19 (FSA Insured)	35,000	38,144
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (d)	1,320,000	1,465,055
6% 8/15/19 (Pre-Refunded to 8/15/10 @ 100) (d)	1,000,000	1,125,740
Yselta Independent School District 0% 8/15/09	4,065,000	3,525,737
		100,642,979
Utah - 1.9%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
6.5% 7/1/09 (AMBAC Insured)	365,000	407,373
6.5% 7/1/09 (Escrowed to Maturity) (d)	635,000	712,680
Series B:
5.75% 7/1/16 (MBIA Insured)	2,500,000	2,665,700
Municipal Bonds - continued
	Principal Amount	Value
Utah - continued
Intermountain Pwr. Agcy. Pwr. Supply Rev.: - continued
6% 7/1/16 (MBIA Insured)	$ 7,000,000	$ 7,331,170
Salt Lake City School District Series B, 5% 3/1/12	1,380,000	1,501,495
		12,618,418
Vermont - 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	1,000,000	1,127,560
Series A, 5.75% 12/1/18 (AMBAC Insured)	400,000	444,848
		1,572,408
Virginia - 0.2%
Virginia Resources Auth. Clean Wtr. State Revolving Fund Rev. 5.625% 10/1/22 (Pre-Refunded to 10/1/10 @ 100) (d)	1,250,000	1,388,700
Washington - 8.8%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	1,000,000	584,640
0% 6/1/29 (MBIA Insured)	2,000,000	615,140
Clark County School District #114, Evergreen 5.375% 12/1/14 (FSA Insured)	3,040,000	3,367,803
Energy Northwest Elec. Rev. (#1 Proj.) Series B, 6% 7/1/17 (MBIA Insured)	4,000,000	4,556,360
Grant County Pub. Util. District #2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (MBIA Insured) (c)	1,715,000	1,832,443
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (FGIC Insured) (c)	1,950,000	2,065,733
King County Swr. Rev. Series B:
5.125% 1/1/33 (FSA Insured)	2,800,000	2,920,176
5.5% 1/1/21 (FSA Insured)	1,615,000	1,763,144
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (c)	3,000,000	3,151,470
Seattle Wtr. Sys. Rev. Series B, 5.75% 7/1/23 (FGIC Insured)	1,000,000	1,094,110
Spokane County School District #81 5.25% 12/1/18 (FSA Insured)	1,000,000	1,090,960
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,079,480
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (MBIA Insured)	1,000,000	1,134,980
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Tacoma Elec. Sys. Rev.:
Series 2001 A, 5.75% 1/1/20 (FSA Insured)	$ 1,000,000	$ 1,106,820
Series A, 5.625% 1/1/21 (FSA Insured)	1,300,000	1,424,280
Tumwater School District #33, Thurston County Series 1996 B, 0% 12/1/10 (FGIC Insured)	4,000,000	3,279,960
Washington Gen. Oblig.:
Series 2000 A, 5.625% 7/1/24 (Pre-Refunded to 7/1/09 @ 100) (d)	2,000,000	2,180,760
Series 2001 C, 5.25% 1/1/16	1,000,000	1,083,510
Series C, 5.25% 1/1/26 (FSA Insured)	1,000,000	1,067,260
Series R 97A, 0% 7/1/19 (MBIA Insured)	1,200,000	640,884
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,000,000	3,293,190
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	17,675,671
		57,008,774
Wisconsin - 1.3%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	890,000	956,786
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	335,000	367,689
Menasha Joint School District:
5.5% 3/1/17 (FSA Insured)	65,000	71,455
5.5% 3/1/17 (Pre-Refunded to 3/1/12 @ 100) (d)	1,095,000	1,227,429
Wisconsin Gen. Oblig. Series 1, 5.25% 5/1/12 (MBIA Insured) (a)	1,000,000	1,082,860
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series B, 6% 2/15/25	1,500,000	1,609,455
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/16	1,000,000	1,080,060
5.75% 8/15/30	1,500,000	1,603,125
6.25% 8/15/22	600,000	662,982
		8,661,841
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $618,743,012)		650,344,720
NET OTHER ASSETS - (0.2)%		(1,537,744)
NET ASSETS - 100%		$ 648,806,976
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $618,386,648. Net unrealized appreciation aggregated $31,958,072, of which $32,592,062 related to appreciated investment securities and $633,990 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Short
Fixed-Income Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2005

1.804867.101

SFI-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.6%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 3.8938% 5/24/06 (f)	$ 2,800,000	$ 2,808,156
Media - 2.4%
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	2,350,000	2,426,001
Continental Cablevision, Inc.:
8.3% 5/15/06	3,200,000	3,299,456
9% 9/1/08	1,400,000	1,567,614
Cox Communications, Inc.:
3.875% 10/1/08	2,680,000	2,600,951
6.4% 8/1/08	795,000	820,436
7.75% 8/15/06	2,600,000	2,685,488
Hearst-Argyle Television, Inc. 7% 11/15/07	1,500,000	1,564,347
Lenfest Communications, Inc. 10.5% 6/15/06	1,225,000	1,286,250
Liberty Media Corp.:
4.91% 9/17/06 (f)	3,203,000	3,220,841
7.75% 7/15/09	2,350,000	2,486,204
News America, Inc. 6.625% 1/9/08	3,000,000	3,134,637
TCI Communications, Inc. 8% 8/1/05	3,610,000	3,610,000
Univision Communications, Inc.:
3.5% 10/15/07	535,000	519,685
3.875% 10/15/08	1,095,000	1,056,459
		30,278,369
TOTAL CONSUMER DISCRETIONARY		33,086,525
CONSUMER STAPLES - 0.6%
Food Products - 0.3%
Kraft Foods, Inc. 5.25% 6/1/07	3,265,000	3,309,561
Tobacco - 0.3%
Altria Group, Inc. 5.625% 11/4/08	2,000,000	2,052,672
Philip Morris Companies, Inc. 6.375% 2/1/06	2,000,000	2,019,114
		4,071,786
TOTAL CONSUMER STAPLES		7,381,347
ENERGY - 1.5%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	1,335,000	1,289,200
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.4%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	$ 1,865,000	$ 1,852,484
Delek & Avner Yam Tethys Ltd. 5.326% 8/1/13 (b)	2,464,128	2,429,162
Enterprise Products Operating LP:
4% 10/15/07	2,775,000	2,728,685
4.625% 10/15/09	3,070,000	3,020,960
Kinder Morgan Energy Partners LP 5.35% 8/15/07	1,400,000	1,408,015
Pemex Project Funding Master Trust 6.125% 8/15/08	4,535,000	4,648,375
Petroleum Export Ltd.:
4.623% 6/15/10 (b)	1,515,000	1,510,243
4.633% 6/15/10 (b)	910,000	907,143
		18,505,067
TOTAL ENERGY		19,794,267
FINANCIALS - 7.7%
Capital Markets - 0.7%
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	2,750,000	2,652,614
4.25% 9/4/12 (f)	1,285,000	1,274,697
Goldman Sachs Group LP 7.2% 11/1/06 (b)	500,000	517,021
Lehman Brothers Holdings, Inc.:
3.5% 8/7/08	105,000	101,690
4% 1/22/08	195,000	192,932
6.25% 5/15/06	2,795,000	2,837,920
6.625% 2/5/06	120,000	121,522
Merrill Lynch & Co., Inc. 3.7% 4/21/08	1,400,000	1,372,402
		9,070,798
Commercial Banks - 0.8%
Australia & New Zealand Banking Group Ltd. yankee 7.55% 9/15/06	405,000	419,205
Bank of America Corp.:
7.125% 9/15/06	1,750,000	1,802,301
7.4% 1/15/11	275,000	312,318
Bank One Corp. 6% 8/1/08	975,000	1,014,203
Corporacion Andina de Fomento yankee 7.25% 3/1/07	965,000	1,001,354
First National Boston Corp. 7.375% 9/15/06	1,145,000	1,182,337
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Korea Development Bank:
3.875% 3/2/09	$ 2,700,000	$ 2,622,445
4.75% 7/20/09	1,500,000	1,499,651
		9,853,814
Consumer Finance - 2.0%
American General Finance Corp. 4.5% 11/15/07	1,115,000	1,112,054
Ford Motor Credit Co.:
4.95% 1/15/08	1,990,000	1,916,481
6.5% 1/25/07	8,430,000	8,518,195
General Motors Acceptance Corp.:
4.87% 10/20/05 (f)	915,000	916,313
6.75% 1/15/06	3,425,000	3,451,934
Household Finance Corp.:
4.125% 12/15/08	705,000	693,146
4.75% 5/15/09	1,563,000	1,565,105
6.4% 6/17/08	2,070,000	2,170,277
Household International, Inc. 8.875% 2/15/08	2,025,000	2,072,298
HSBC Finance Corp. 4.125% 3/11/08	4,145,000	4,099,670
		26,515,473
Diversified Financial Services - 0.3%
CC Funding Trust I 6.9% 2/16/07	2,040,000	2,108,564
J.P. Morgan & Co., Inc. 6.25% 1/15/09	1,075,000	1,128,258
Prime Property Funding II 6.25% 5/15/07 (b)	1,000,000	1,029,077
		4,265,899
Insurance - 0.3%
The St. Paul Travelers Companies, Inc.:
5.01% 8/16/07	1,905,000	1,915,937
5.75% 3/15/07	1,070,000	1,085,989
Travelers Property Casualty Corp. 3.75% 3/15/08	530,000	517,365
		3,519,291
Real Estate - 2.8%
AMB Property LP 7.2% 12/15/05	1,000,000	1,010,979
Arden Realty LP 8.5% 11/15/10	2,050,000	2,369,577
AvalonBay Communities, Inc. 5% 8/1/07	915,000	919,609
Brandywine Operating Partnership LP 4.5% 11/1/09	1,020,000	991,223
BRE Properties, Inc.:
5.95% 3/15/07	575,000	585,895
7.2% 6/15/07	1,775,000	1,853,769
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate - continued
Camden Property Trust:
4.375% 1/15/10	$ 1,385,000	$ 1,346,806
5.875% 6/1/07	580,000	588,114
CarrAmerica Realty Corp. 5.25% 11/30/07	2,170,000	2,181,082
Colonial Properties Trust:
4.75% 2/1/10	1,330,000	1,297,654
7% 7/14/07	1,260,000	1,303,755
Developers Diversified Realty Corp.:
3.875% 1/30/09	755,000	726,708
5% 5/3/10	1,310,000	1,304,478
7% 3/19/07	2,095,000	2,164,104
EOP Operating LP:
6.763% 6/15/07	1,625,000	1,683,750
7.75% 11/15/07	1,650,000	1,756,392
8.375% 3/15/06	1,500,000	1,537,277
Gables Realty LP:
5% 3/15/10	810,000	793,186
5.75% 7/15/07	2,720,000	2,764,135
7.25% 2/15/06	700,000	710,674
JDN Realty Corp. 6.95% 8/1/07	855,000	883,262
Simon Property Group LP:
4.6% 6/15/10 (b)	1,130,000	1,112,038
4.875% 8/15/10	2,460,000	2,446,755
6.875% 11/15/06	3,785,000	3,872,407
		36,203,629
Thrifts & Mortgage Finance - 0.8%
Abbey National PLC 6.69% 10/17/05	200,000	201,189
Countrywide Home Loans, Inc.:
3.8175% 6/2/06 (f)	1,250,000	1,253,670
5.5% 8/1/06	1,290,000	1,304,639
5.625% 5/15/07	745,000	758,613
Residential Capital Corp. 4.835% 6/29/07 (b)(f)	3,960,000	3,964,118
Washington Mutual, Inc. 4.375% 1/15/08	2,700,000	2,686,676
		10,168,905
TOTAL FINANCIALS		99,597,809
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.2%
Northrop Grumman Corp. 4.079% 11/16/06	$ 2,900,000	$ 2,878,711
Air Freight & Logistics - 0.0%
Federal Express Corp. pass thru trust certificates 7.53% 9/23/06	302,435	305,517
Airlines - 0.3%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	225,038	231,512
6.978% 10/1/12	122,772	127,634
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	3,080,000	3,113,056
7.056% 3/15/11	355,000	368,512
Delta Air Lines, Inc. pass thru trust certificates 7.379% 5/18/10	683,464	642,456
		4,483,170
Industrial Conglomerates - 0.3%
Tyco International Group SA yankee 5.8% 8/1/06	3,360,000	3,406,328
TOTAL INDUSTRIALS		11,073,726
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.5%
Motorola, Inc. 4.608% 11/16/07	6,000,000	5,998,398
MATERIALS - 0.2%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (b)	855,000	911,174
Paper & Forest Products - 0.1%
Boise Cascade Corp. 8% 2/24/06	745,000	763,625
International Paper Co. 4.25% 1/15/09	435,000	425,119
		1,188,744
TOTAL MATERIALS		2,099,918
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.5%
ALLTEL Corp. 4.656% 5/17/07	2,720,000	2,728,628
BellSouth Corp. 4.2% 9/15/09	1,775,000	1,746,873
British Telecommunications PLC 7.875% 12/15/05	4,775,000	4,841,334
Deutsche Telekom International Finance BV 3.875% 7/22/08	2,425,000	2,381,365
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
France Telecom SA 7.45% 3/1/06 (a)	$ 3,160,000	$ 3,216,137
Koninklijke KPN NV yankee 8% 10/1/10	2,850,000	3,250,268
Sprint Capital Corp. 6% 1/15/07	3,240,000	3,301,009
Telecom Italia Capital 4% 11/15/08	7,140,000	6,999,992
Telefonica Europe BV 7.35% 9/15/05	180,000	180,701
Telefonos de Mexico SA de CV:
4.5% 11/19/08	2,470,000	2,434,365
4.75% 1/27/10 (b)	3,355,000	3,309,751
TELUS Corp. yankee 7.5% 6/1/07	4,220,000	4,437,862
Verizon Global Funding Corp.:
6.125% 6/15/07	2,140,000	2,206,100
7.25% 12/1/10	4,205,000	4,684,715
		45,719,100
Wireless Telecommunication Services - 0.4%
America Movil SA de CV 4.125% 3/1/09	3,925,000	3,807,380
AT&T Wireless Services, Inc. 7.35% 3/1/06	1,000,000	1,017,632
		4,825,012
TOTAL TELECOMMUNICATION SERVICES		50,544,112
UTILITIES - 3.0%
Electric Utilities - 2.3%
American Electric Power Co., Inc. 4.709% 8/16/07	3,685,000	3,691,309
DTE Energy Co. 6.45% 6/1/06	1,750,000	1,778,856
Duke Capital LLC:
4.37% 3/1/09	2,045,000	2,026,472
7.5% 10/1/09	2,700,000	2,959,062
Exelon Corp. 4.45% 6/15/10	3,750,000	3,692,483
FirstEnergy Corp. 5.5% 11/15/06	5,095,000	5,160,007
FPL Group Capital, Inc. 3.25% 4/11/06	705,000	700,612
Monongahela Power Co. 5% 10/1/06	2,015,000	2,023,435
Progress Energy, Inc.:
5.85% 10/30/08	1,025,000	1,057,519
6.75% 3/1/06	2,695,000	2,731,078
7.1% 3/1/11	2,285,000	2,510,817
Southwestern Public Service Co. 5.125% 11/1/06	650,000	654,896
TXU Energy Co. LLC 6.125% 3/15/08	935,000	964,393
		29,950,939
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.1%
NiSource Finance Corp. 3.2% 11/1/06	$ 1,085,000	$ 1,070,854
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc. 6.35% 4/1/07	1,335,000	1,372,495
Duke Capital LLC 4.331% 11/16/06	1,630,000	1,626,808
		2,999,303
Multi-Utilities - 0.4%
Dominion Resources, Inc. 4.125% 2/15/08	2,610,000	2,577,017
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	705,000	704,457
Sempra Energy 4.621% 5/17/07	2,120,000	2,119,294
		5,400,768
TOTAL UTILITIES		39,421,864
TOTAL NONCONVERTIBLE BONDS (Cost $270,618,180)		268,997,966
U.S. Government and Government Agency Obligations - 18.8%

U.S. Government Agency Obligations - 9.3%
Fannie Mae:
3.125% 12/15/07	9,435,000	9,198,502
3.25% 8/15/08	6,089,000	5,909,649
3.625% 3/15/07	5,255,000	5,212,161
3.75% 5/17/07	6,925,000	6,868,056
4.75% 1/2/07	9,798,000	9,861,197
6% 5/15/08	45,782,000	47,828,547
Federal Home Loan Bank 3.8% 12/22/06	3,650,000	3,625,965
Freddie Mac:
2.7% 3/16/07	18,000,000	17,572,014
2.875% 12/15/06	13,742,000	13,508,359
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		119,584,450
U.S. Treasury Obligations - 9.5%
U.S. Treasury Bonds 12% 8/15/13	17,526,000	21,439,906
U.S. Treasury Notes:
2.375% 8/31/06 (d)	7,625,000	7,500,796
3.5% 11/15/06	185,000	183,981
3.625% 4/30/07	11,092,000	11,020,079
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.625% 6/30/07 (c)	$ 10,101,000	$ 10,028,000
3.75% 5/15/08	73,580,000	72,982,148
TOTAL U.S. TREASURY OBLIGATIONS		123,154,910
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $245,795,186)		242,739,360
U.S. Government Agency - Mortgage Securities - 10.7%

Fannie Mae - 9.2%
3.463% 4/1/34 (f)	509,904	507,965
3.734% 1/1/35 (f)	333,083	329,697
3.753% 10/1/33 (f)	210,881	207,809
3.786% 12/1/34 (f)	270,403	267,419
3.793% 6/1/34 (f)	943,289	921,237
3.801% 12/1/34 (f)	63,361	62,769
3.828% 1/1/35 (f)	215,751	213,875
3.838% 1/1/35 (f)	617,318	614,838
3.867% 1/1/35 (f)	360,793	358,793
3.88% 6/1/33 (f)	934,657	925,958
3.913% 12/1/34 (f)	201,206	199,634
3.937% 10/1/34 (f)	280,160	278,077
3.937% 12/1/34 (f)	394,995	393,012
3.967% 11/1/34 (f)	441,233	437,547
3.97% 5/1/33 (f)	77,869	77,403
3.975% 1/1/35 (f)	278,081	275,403
3.981% 12/1/34 (f)	262,019	259,277
4.008% 12/1/34 (f)	1,471,505	1,468,521
4.011% 1/1/35 (f)	173,038	171,303
4.014% 12/1/34 (f)	215,338	213,057
4.023% 2/1/35 (f)	191,435	189,784
4.03% 1/1/35 (f)	485,302	481,522
4.032% 12/1/34 (f)	153,439	153,128
4.045% 5/1/34 (f)	76,087	76,038
4.049% 2/1/35 (f)	202,673	201,145
4.053% 10/1/18 (f)	216,795	214,652
4.054% 1/1/35 (f)	202,276	200,380
4.079% 4/1/33 (f)	73,354	73,246
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.098% 1/1/35 (f)	$ 431,968	$ 433,591
4.104% 2/1/35 (f)	139,875	139,190
4.11% 2/1/35 (f)	139,465	138,974
4.117% 2/1/35 (f)	367,353	365,917
4.118% 1/1/35 (f)	410,978	409,150
4.121% 2/1/35 (f)	778,184	774,576
4.124% 1/1/35 (f)	419,012	420,930
4.137% 1/1/35 (f)	712,645	709,826
4.138% 2/1/35 (f)	474,031	475,793
4.144% 1/1/35 (f)	590,058	592,818
4.15% 11/1/34 (f)	355,490	353,553
4.154% 2/1/35 (f)	373,844	372,751
4.178% 1/1/35 (f)	797,969	805,569
4.183% 1/1/35 (f)	337,816	337,493
4.189% 11/1/34 (f)	104,506	104,319
4.197% 1/1/35 (f)	439,133	436,260
4.232% 3/1/34 (f)	187,493	186,861
4.25% 2/1/35 (f)	216,320	215,097
4.258% 10/1/34 (f)	578,067	581,477
4.293% 3/1/35 (f)	209,623	209,596
4.297% 7/1/34 (f)	209,735	210,253
4.302% 1/1/35 (f)	284,936	283,180
4.306% 8/1/33 (f)	468,196	466,336
4.315% 3/1/33 (f)	109,115	108,881
4.323% 5/1/35 (f)	321,668	321,221
4.332% 12/1/34 (f)	139,686	139,821
4.335% 2/1/35 (f)	136,877	136,526
4.349% 1/1/35 (f)	206,224	204,388
4.351% 1/1/35 (f)	211,503	210,736
4.367% 2/1/34 (f)	548,741	547,331
4.372% 4/1/35 (f)	141,844	141,601
4.401% 2/1/35 (f)	334,709	332,303
4.409% 5/1/35 (f)	634,653	634,946
4.451% 6/1/33 (f)	169,679	167,804
4.455% 3/1/35 (f)	294,902	292,333
4.467% 10/1/34 (f)	1,250,339	1,250,848
4.479% 4/1/34 (f)	374,864	375,407
4.489% 8/1/34 (f)	739,751	739,405
4.5% 8/1/20 (c)	38,250,000	37,616,484
4.5% 3/1/35 (f)	679,660	677,329
4.508% 1/1/35 (f)	370,215	372,375
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.529% 3/1/35 (f)	$ 634,323	$ 631,746
4.538% 8/1/34 (f)	468,934	471,556
4.554% 7/1/35 (f)	775,000	775,363
4.564% 2/1/35 (f)	1,537,298	1,539,099
4.57% 2/1/35 (f)	232,361	233,072
4.619% 2/1/35 (f)	673,128	670,682
4.645% 2/1/35 (f)	170,941	171,898
4.649% 11/1/34 (f)	799,002	800,763
4.687% 11/1/34 (f)	794,654	795,690
4.714% 3/1/35 (f)	1,996,589	2,004,635
4.74% 7/1/34 (f)	696,171	691,558
4.741% 3/1/35 (f)	378,872	378,872
4.823% 12/1/34 (f)	623,541	625,735
4.847% 12/1/34 (f)	248,708	249,445
5.123% 2/1/35 (f)	2,000,156	1,996,644
5.137% 5/1/35 (f)	186,624	186,879
5.204% 6/1/35 (f)	1,089,804	1,104,070
5.366% 12/1/32 (f)	344,989	348,870
5.5% 7/1/13 to 5/1/25	21,406,943	21,805,917
5.817% 5/1/35 (f)	1,500,849	1,516,806
6.5% 2/1/08 to 3/1/35	15,699,652	16,292,783
7% 8/1/15 to 6/1/32	1,315,679	1,382,466
7% 8/1/20 (c)	1,101,056	1,152,324
7.5% 5/1/12 to 10/1/14	182,284	192,862
11.5% 11/1/15	81,833	91,184
TOTAL FANNIE MAE		119,177,657
Freddie Mac - 1.4%
4.106% 12/1/34 (f)	240,676	239,215
4.13% 12/1/34 (f)	349,118	347,520
4.223% 1/1/35 (f)	1,125,771	1,121,715
4.3% 5/1/35 (f)	555,064	552,224
4.311% 12/1/34 (f)	331,301	329,301
4.312% 3/1/35 (f)	316,656	315,654
4.368% 3/1/35 (f)	467,713	462,451
4.4% 2/1/35 (f)	639,664	632,668
4.404% 2/1/35 (f)	703,075	701,208
4.446% 3/1/35 (f)	294,491	291,109
4.449% 2/1/34 (f)	351,491	350,013
4.49% 3/1/35 (f)	850,325	842,885
4.497% 6/1/35 (f)	491,204	490,846
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.498% 3/1/35 (f)	$ 2,105,000	$ 2,091,186
4.504% 3/1/35 (f)	343,152	339,774
4.565% 2/1/35 (f)	496,657	497,317
5.036% 4/1/35 (f)	1,869,166	1,880,537
5.223% 8/1/33 (f)	161,492	164,984
5.5% 7/1/23 to 4/1/24	5,189,904	5,255,877
8.5% 5/1/26 to 7/1/28	249,501	272,127
12% 11/1/19	17,257	19,029
TOTAL FREDDIE MAC		17,197,640
Government National Mortgage Association - 0.1%
7% 1/15/25 to 6/15/32	1,299,615	1,373,687
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $138,455,430)		137,748,984
Asset-Backed Securities - 21.1%

Accredited Mortgage Loan Trust:
Series 2003-2 Class A1, 4.23% 10/25/33	1,316,331	1,274,007
Series 2003-3 Class A1, 4.46% 1/25/34	1,233,277	1,202,781
Series 2004-2 Class A2, 3.76% 7/25/34 (f)	1,602,650	1,605,475
Series 2004-4 Class A2D, 3.81% 1/25/35 (f)	865,975	868,153
ACE Securities Corp.:
Series 2003-HE1:
Class A2, 3.87% 11/25/33 (f)	695,922	696,775
Class M1, 4.11% 11/25/33 (f)	430,000	431,795
Class M2, 5.16% 11/25/33 (f)	270,000	274,316
Series 2004-HE1 Class A2B, 3.91% 2/25/34 (f)	879,993	880,638
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (b)	2,000,000	1,973,823
American Express Credit Account Master Trust Series 2004-C Class C, 3.8881% 2/15/12 (b)(f)	2,858,381	2,866,816
AmeriCredit Automobile Receivables Trust:
Series 2001-B Class A4, 5.37% 6/12/08	891,259	893,515
Series 2003-CF Class A4, 3.48% 5/6/10	1,810,000	1,792,419
Series 2004-1:
Class A3, 3.22% 7/6/08	870,000	863,967
Class B, 3.7% 1/6/09	150,000	148,198
Class C, 4.22% 7/6/09	155,000	153,487
Class D, 5.07% 7/6/10	1,105,000	1,103,261
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Automobile Receivables Trust: - continued
Series 2004-CA Class A4, 3.61% 5/6/11	$ 630,000	$ 617,582
Series 2005-1 Class D, 5.04% 5/6/11	2,500,000	2,489,750
Ameriquest Mortgage Securities, Inc.:
Series 2002-AR1 Class M1, 4.17% 9/25/32 (f)	1,075,986	1,076,860
Series 2003-3 Class S, 5% 9/25/05 (h)	1,188,298	4,589
Series 2003-7 Class M1, 4.31% 8/25/33 (f)	625,000	634,792
Series 2004-R10 Class M1, 4.16% 11/25/34 (f)	1,370,000	1,376,622
Series 2004-R11 Class M1, 4.12% 11/25/34 (f)	2,040,000	2,048,472
Series 2004-R9:
Class A3, 3.78% 10/25/34 (f)	2,140,000	2,144,553
Class M2, 4.11% 10/25/34 (f)	1,515,000	1,518,447
Class M4, 4.63% 10/25/34 (f)	1,945,000	1,975,315
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.79% 6/25/32 (f)	265,229	266,034
Series 2002-BC7 Class M1, 4.1144% 10/25/32 (f)	1,100,000	1,108,250
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (b)	4,100,000	4,045,933
Argent Securities, Inc.:
Series 2003-W3:
Class AV1B, 3.91% 9/25/33 (f)	105,349	105,917
Class AV2, 3.86% 9/25/33 (f)	82,859	83,151
Class M2, 5.26% 9/25/33 (f)	3,100,000	3,192,998
Series 2003-W6 Class AV2, 3.83% 1/25/34 (f)	834,672	835,644
Series 2003-W7:
Class A2, 3.85% 3/1/34 (f)	1,045,359	1,047,655
Class M1, 4.15% 3/1/34 (f)	2,500,000	2,513,549
Series 2003-W9 Class M1, 4.15% 3/25/34 (f)	1,800,000	1,809,801
Series 2004-W5 Class M1, 4.06% 4/25/34 (f)	830,000	830,999
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 4.61% 1/25/34 (f)	485,000	492,265
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 3.7681% 4/15/33 (f)	207,123	207,209
Series 2003-HE3 Class A2, 3.7381% 6/15/33 (f)	33,229	33,232
Series 2003-HE5 Class A2B, 4% 8/15/33	224,937	217,851
Series 2003-HE7 Class A3, 3.7481% 12/15/33 (f)	883,460	886,717
Series 2004-HE3 Class M2, 4.58% 6/25/34 (f)	700,000	707,584
Series 2004-HE6 Class A2, 3.82% 6/25/34 (f)	3,805,365	3,813,409
Series 2005-HE2:
Class M1, 3.91% 3/25/35 (f)	1,830,000	1,826,892
Class M2, 3.96% 3/25/35 (f)	460,000	460,149
Bank One Issuance Trust:
Series 2002-B2 Class B2, 3.7281% 5/15/08 (f)	1,100,000	1,100,141
Asset-Backed Securities - continued
	Principal Amount	Value
Bank One Issuance Trust: - continued
Series 2002-C2 Class C2, 4.3781% 5/15/08 (f)	$ 7,345,000	$ 7,351,697
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.9013% 5/28/44 (f)	1,910,674	1,910,463
Bayview Financial Asset Trust Series 2000-F Class A, 3.9813% 9/28/43 (f)	1,683,288	1,685,656
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.9313% 2/28/44 (f)	1,206,374	1,208,801
Bear Stearns Asset Backed Securities I:
Series 2004-BO1:
Class M2, 4.21% 9/25/34 (f)	794,000	799,222
Class M3, 4.51% 9/25/34 (f)	540,000	543,511
Class M4, 4.66% 9/25/34 (f)	460,000	465,646
Class M5, 4.86% 9/25/34 (f)	435,000	441,722
Series 2004-HE8:
Class M1, 4.11% 9/25/34 (f)	1,800,000	1,798,651
Class M2, 4.66% 9/25/34 (f)	890,000	887,509
BMW Vehicle Owner Trust Series 2005-A Class B, 4.42% 4/25/11	1,035,000	1,032,702
Capital Auto Receivables Asset Trust:
Series 2002-4, Class CTFS, 2.62% 3/17/08	449,725	445,516
Series 2002-5 Class B, 2.8% 4/15/08	463,182	458,918
Series 2005-1 Class B, 3.7631% 6/15/10 (f)	1,240,000	1,241,163
Capital One Auto Finance Trust:
Series 2002-A Class A4, 4.79% 1/15/09	1,348,675	1,351,445
Series 2005-A Class A3, 4.28% 7/15/09	2,165,000	2,159,804
Series 2005-BSS:
Class B, 4.32% 5/17/10	1,430,000	1,418,193
Series D, 4.8% 9/15/12	1,220,000	1,205,122
Capital One Master Trust:
Series 1999-3 Class B, 3.8681% 9/15/09 (f)	1,000,000	1,000,816
Series 2001-1 Class B, 3.8981% 12/15/10 (f)	1,700,000	1,712,084
Series 2001-8A Class A, 4.6% 8/17/09	1,390,000	1,394,700
Capital One Multi-Asset Execution Trust Series 2003-B1 Class B1, 4.5581% 2/17/09 (f)	5,715,000	5,750,750
Capital Trust Ltd. Series 2004-1:
Class A2, 3.88% 7/20/39 (b)(f)	645,000	645,000
Class B, 4.18% 7/20/39 (b)(f)	340,000	340,000
Class C, 4.53% 7/20/39 (b)(f)	435,000	435,000
CDC Mortgage Capital Trust Series 2002-HE2 Class M1, 4.16% 1/25/33 (f)	835,059	837,821
Chase Credit Card Master Trust Series 2003-6 Class B, 3.7381% 2/15/11 (f)	2,150,000	2,166,220
Asset-Backed Securities - continued
	Principal Amount	Value
Chase Credit Card Owner Trust Series 2004-1 Class B, 3.5881% 5/15/09 (f)	$ 875,000	$ 874,830
Chase Issuance Trust Series 2004-C3 Class C3, 3.8581% 6/15/12 (f)	3,305,000	3,308,847
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 4.2488% 10/15/07 (f)	3,000,000	3,001,946
Series 2002-C1 Class C1, 4.2185% 2/9/09 (f)	3,000,000	3,032,043
Series 2003-C1 Class C1, 4.65% 4/7/10 (f)	2,600,000	2,653,675
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.87% 12/25/33 (b)(f)	1,717,484	1,717,662
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class M2, 5.46% 9/25/32 (f)	2,410,000	2,439,284
Series 2004-2:
Class 3A4, 3.71% 7/25/34 (f)	1,209,480	1,210,365
Class M1, 3.96% 5/25/34 (f)	1,075,000	1,076,389
Series 2004-3 Class 3A4, 3.71% 8/25/34 (f)	2,045,606	2,037,298
Series 2004-4:
Class A, 3.83% 8/25/34 (f)	531,387	531,848
Class M1, 3.94% 7/25/34 (f)	775,000	775,677
Class M2, 3.99% 6/25/34 (f)	920,000	920,740
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1 Class C, 5.074% 6/15/35 (b)	974,000	978,870
CS First Boston Mortgage Securities Corp.:
Series 2004-FRE1:
Class A2, 3.81% 4/25/34 (f)	600,072	600,048
Class B1, 5.26% 4/25/34 (f)	1,295,000	1,294,943
Class M3, 4.11% 4/25/34 (f)	1,315,000	1,314,944
Series 2005-FIX1 Class A2, 4.31% 5/25/35	2,090,000	2,057,353
Discover Card Master Trust I Series 2003-4 Class B1, 3.7181% 5/16/11 (f)	1,775,000	1,784,101
Diversified REIT Trust Series 2000-1A Class A2, 6.971% 3/8/10 (b)	1,500,000	1,583,017
Drive Auto Receivables Trust Series 2005-1 Class A3, 3.75% 4/15/09 (b)	1,035,000	1,023,024
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5:
Class AB1, 3.674% 5/28/35 (f)	1,970,726	1,969,341
Class AB3, 3.8305% 5/28/35 (f)	1,624,796	1,625,361
Class AB8, 3.784% 5/28/35 (f)	1,722,815	1,723,625
First USA Secured Note Trust Series 2001-3 Class C, 4.4669% 11/19/08 (b)(f)	2,645,000	2,663,598
Ford Credit Auto Owner Trust Series 2005-A:
Class A4, 3.72% 10/15/09	4,100,000	4,037,077
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Owner Trust Series 2005-A: - continued
Class B, 3.88% 1/15/10	$ 590,000	$ 577,982
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 3.91% 2/25/34 (f)	150,000	149,994
Class M2, 3.96% 2/25/34 (f)	150,000	149,994
Series 2004-A Class M2, 4.61% 1/25/34 (f)	1,100,000	1,112,611
Series 2004-C:
Class M1, 4.11% 8/25/34 (f)	1,120,000	1,124,005
Class M3, 4.61% 8/25/34 (f)	3,000,000	3,056,973
Series 2004-D:
Class M4, 4.41% 11/25/34 (f)	295,000	295,907
Class M5, 4.46% 11/25/34 (f)	245,000	245,663
Series 2005-A Class 2A2, 3.7% 2/25/35 (f)	3,215,000	3,219,248
GE Business Loan Trust Series 2004-2 Class A, 0.8454% 12/15/08 (b)(h)	87,317,000	1,565,637
Greenpoint Credit LLC Series 2001-1 Class 1A, 3.77% 4/20/32 (f)	860,556	858,302
GSAMP Trust:
Series 2002-NC1 Class A2, 3.78% 7/25/32 (f)	4,389	4,414
Series 2003-HE1 Class M2, 5.33% 6/20/33 (f)	1,810,000	1,847,014
Series 2003-HE2 Class M1, 4.11% 8/25/33 (f)	650,000	652,883
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.3944% 5/25/30 (b)(f)	3,050,000	3,047,092
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 5.43% 9/20/09 (b)(f)	4,400,000	4,400,000
HFC Home Equity Loan Asset Backed Certificates Series 2005-2:
Class M1, 3.97% 1/20/34 (f)	640,000	640,000
Class M2, 4% 1/20/34 (f)	480,000	480,000
Home Equity Asset Trust:
Series 2002-2 Class A4, 3.81% 6/25/32 (f)	5,664	5,670
Series 2002-5 Class A3, 3.98% 5/25/33 (f)	289,392	290,001
Series 2003-3 Class A4, 3.92% 2/25/33 (f)	152,550	153,232
Series 2003-5 Class A2, 3.81% 12/25/33 (f)	1,027,998	1,031,629
Series 2003-7 Class A2, 3.84% 3/25/34 (f)	1,276,828	1,279,852
Series 2003-8 Class M1, 4.18% 4/25/34 (f)	845,000	849,372
Series 2004-1 Class M2, 4.66% 6/25/34 (f)	655,000	659,705
Series 2004-2 Class A2, 3.75% 7/25/34 (f)	720,107	720,083
Series 2004-3:
Class M1, 4.03% 8/25/34 (f)	425,000	425,978
Class M2, 4.66% 8/25/34 (f)	465,000	472,899
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2004-6 Class A2, 3.81% 12/25/34 (f)	$ 2,642,660	$ 2,651,061
Household Automotive Trust Series 2004-1 Class A4, 3.93% 7/18/11	1,170,000	1,149,234
Household Home Equity Loan Trust:
Series 2002-3 Class A, 3.88% 7/20/32 (f)	392,805	393,327
Series 2003-2 Class M, 4.01% 9/20/33 (f)	294,513	295,149
Household Mortgage Loan Trust:
Series 2003-HC2 Class M, 4.03% 6/20/33 (f)	497,911	498,419
Series 2004-HC1 Class A, 3.78% 2/20/34 (f)	1,170,228	1,173,154
Household Private Label Credit Card Master Note Trust I:
Series 2002-2 Class B, 3.9381% 1/18/11 (f)	1,000,000	1,005,671
Series 2002-3 Class B, 4.6381% 9/15/09 (f)	1,215,000	1,217,712
Hyundai Auto Receivables Trust Series 2005-A:
Class B, 4.2% 2/15/12	1,115,000	1,102,735
Class C, 4.22% 2/15/12	185,000	183,317
MASTR Asset Backed Securities Trust Series 2004-FRE1 Class M1, 4.01% 7/25/34 (f)	1,146,000	1,149,499
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.7631% 10/15/08 (f)	1,350,000	1,351,893
Series 2001-B2 Class B2, 3.7481% 1/15/09 (f)	4,750,000	4,762,039
Series 2002-B1 Class B1, 5.15% 7/15/09	1,025,000	1,035,537
Series 2002-B2 Class B2, 3.7681% 10/15/09 (f)	3,600,000	3,615,588
Series 2002-B3 Class B3, 3.7881% 1/15/08 (f)	1,100,000	1,100,034
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.9288% 9/15/10 (f)	1,500,000	1,508,956
Series 1998-G Class B, 3.7881% 2/17/09 (f)	1,550,000	1,553,377
Series 2000-L Class B, 3.8881% 4/15/10 (f)	650,000	654,450
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 3.96% 7/25/34 (f)	425,000	424,982
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-OPT1 Class M1, 4.11% 7/25/34 (f)	1,145,000	1,150,086
Series 2004-CB6 Class A1, 3.79% 7/25/35 (f)	1,318,783	1,322,824
Series 2004-FM1 Class M2, 4.61% 1/25/35 (f)	300,000	305,024
Morgan Stanley ABS Capital I, Inc.:
Series 2003-NC5 Class M2, 5.46% 4/25/33 (f)	575,000	582,011
Series 2004-HE6 Class A2, 3.8% 8/25/34 (f)	2,397,897	2,405,741
Series 2004-NC6 Class A2, 3.8% 7/25/34 (f)	693,408	694,896
Series 2004-NC7 Class A3, 3.76% 7/25/34 (f)	5,000,000	5,006,258
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC1 Class M2, 4.53% 10/25/31 (f)	96,580	96,580
Series 2002-AM3 Class A3, 3.95% 2/25/33 (f)	161,684	162,133
Series 2002-HE2 Class M1, 4.16% 8/25/32 (f)	1,150,000	1,155,284
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley Dean Witter Capital I Trust: - continued
Series 2002-NC1 Class M1, 4.26% 2/25/32 (b)(f)	$ 616,912	$ 622,095
Series 2003-NC1 Class M1, 4.51% 11/25/32 (f)	535,000	538,639
Series 2003-NC2 Class M2, 5.46% 2/25/33 (f)	615,000	624,743
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (b)(f)(h)	1,725,000	583,038
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	1,885,000	957,015
Series 2005-2 Class AIO, 7.73% 3/25/12 (h)	1,265,000	400,499
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	900,000	242,367
Navistar Financial Corp. Owner Trust:
Series 2001-B Class B, 4.83% 11/17/08	1,015,283	1,013,593
Series 2005-A Class A4, 4.43% 1/15/14	1,165,000	1,159,492
Nissan Auto Receivables OwnerTrust Series 2005-A Class A4, 3.82% 7/15/10	1,210,000	1,190,862
Onyx Acceptance Owner Trust:
Series 2002-C Class A4, 4.07% 4/15/09	661,947	660,831
Series 2005-A Class A3, 3.69% 5/15/09	890,000	880,773
Park Place Securities NIM Trust Series 2004-WHQN2 Class A, 4% 2/25/35 (b)	1,422,919	1,412,247
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 4.56% 1/25/35 (f)	1,905,000	1,944,240
Series 2004-WCW1:
Class M1, 4.09% 9/25/34 (f)	640,000	642,003
Class M2, 4.14% 9/25/34 (f)	380,000	382,019
Class M3, 4.71% 9/25/34 (f)	730,000	739,083
Class M4, 4.91% 9/25/34 (f)	1,000,000	1,014,386
Series 2004-WCW2 Class A2, 3.84% 10/25/34 (f)	1,839,786	1,845,220
Series 2004-WHQ2 Class A3E, 3.88% 2/25/35 (f)	1,705,062	1,710,083
Providian Gateway Master Trust Series 2002-B Class A, 4.0881% 6/15/09 (b)(f)	1,400,000	1,403,677
Residential Asset Mortgage Products, Inc.:
Series 2003-RZ2 Class A1, 3.6% 4/25/33	648,460	636,917
Series 2004-RS10 Class MII2, 4.71% 10/25/34 (f)	2,600,000	2,631,605
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (b)	642,929	620,433
Saxon Asset Securities Trust Series 2004-2 Class MV1, 4.04% 8/25/35 (f)	980,000	981,317
Sears Credit Account Master Trust II:
Series 2002-4 Class B, 3.8131% 8/18/09 (f)	1,100,000	1,100,038
Series 2002-5 Class B, 4.6381% 11/17/09 (f)	2,200,000	2,204,618
Asset-Backed Securities - continued
	Principal Amount	Value
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1:
Class A2, 3.71% 2/25/34 (f)	$ 1,143,375	$ 1,143,373
Class M1, 3.98% 2/25/34 (f)	610,000	609,844
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 3.21% 6/15/21 (f)	1,800,000	1,811,249
Series 2004-A:
Class B, 3.59% 6/15/33 (f)	400,000	407,532
Class C, 3.96% 6/15/33 (f)	1,020,000	1,041,890
Series 2004-B Class C, 3.88% 9/15/33 (f)	1,900,000	1,899,506
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.8381% 3/15/11 (b)(f)	2,520,000	2,518,425
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 4.46% 6/15/10 (f)	1,405,000	1,404,989
Terwin Mortgage Trust Series 2003-4HE Class A1, 3.89% 9/25/34 (f)	1,209,176	1,215,729
Triad Auto Receivables Owner Trust Series 2002-A Class A4, 3.24% 8/12/09	1,374,565	1,365,494
Volkswagen Auto Lease Trust:
Series 2004-A Class A3, 2.84% 7/20/07	2,610,000	2,580,309
Series 2005-A Class A4, 3.94% 10/20/10	3,625,000	3,586,989
WFS Financial Owner Trust:
Series 2004-3:
Class A4, 3.93% 2/17/12	5,000,000	4,920,095
Class D, 4.07% 2/17/12	1,098,656	1,089,917
Series 2004-4 Class D, 3.58% 5/17/12	940,993	928,862
Series 2005-1:
Class A3, 3.59% 10/19/09	3,465,000	3,423,404
Class D, 4.09% 8/15/12	830,000	821,961
Series 2005-3 Class C, 4.54% 5/17/13	850,000	849,774
World Omni Auto Receivables Trust Series 2005-A Class A3, 3.54% 6/12/09	1,080,000	1,066,800
TOTAL ASSET-BACKED SECURITIES (Cost $273,333,729)		273,276,912
Collateralized Mortgage Obligations - 11.9%

Private Sponsor - 9.2%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 3.86% 1/25/34 (f)	1,086,185	1,088,778
Series 2004-2 Class 7A3, 3.86% 2/25/35 (f)	2,163,339	2,168,316
Series 2004-4 Class 5A2, 3.86% 3/25/35 (f)	915,570	917,395
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.74% 1/25/35 (f)	$ 1,118,835	$ 1,118,835
Series 2005-2 Class 1A1, 3.71% 3/25/35 (f)	3,163,197	3,163,197
Series 2005-5 Class 1A1, 3.68% 7/25/35 (f)	1,870,786	1,869,617
Countrywide Home Loans, Inc.:
floater Series 2004-16 Class A1, 3.86% 9/25/34 (f)	2,273,800	2,271,686
sequential pay:
Series 2002-25 Class 2A1, 5.5% 11/27/17	789,657	790,692
Series 2002-32 Class 2A3, 5% 1/25/18	145,163	145,235
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 3.83% 5/25/34 (f)	428,115	427,854
Series 2004-AR5 Class 11A2, 3.83% 6/25/34 (f)	602,234	601,008
Series 2004-AR8 Class 8A2, 3.84% 9/25/34 (f)	1,061,266	1,063,233
Granite Master Issuer PLC floater Series 2005-2 Class C1, 3.7857% 12/20/54 (f)	1,800,000	1,799,438
Granite Mortgages PLC floater:
Series 2004-1 Class 1C, 4.33% 3/20/44 (f)	875,000	878,483
Series 2004-2 Class 1C, 4.13% 6/20/44 (f)	737,118	738,634
Holmes Financing No. 8 PLC floater Series 2:
Class B, 3.7688% 7/15/40 (f)	565,000	565,353
Class C, 4.3188% 7/15/40 (f)	1,295,000	1,301,071
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.91% 10/25/34 (f)	2,288,583	2,295,662
Impac CMB Trust floater:
Series 2004-6 Class 1A2, 3.85% 10/25/34 (f)	778,810	780,201
Series 2004-9:
Class M2, 4.11% 1/25/35 (f)	840,448	844,134
Class M3, 4.16% 1/25/35 (f)	623,019	624,674
Class M4, 4.51% 1/25/35 (f)	317,781	318,712
Series 2005-1:
Class M1, 3.92% 4/25/35 (f)	726,519	725,753
Class M2, 3.96% 4/25/35 (f)	1,253,246	1,252,218
Class M3, 3.99% 4/25/35 (f)	308,771	308,445
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 3.67% 9/26/45 (b)(f)	2,081,082	2,081,082
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	323,062	326,697
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2437% 8/25/17 (f)	1,477,373	1,510,860
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 3.73% 3/25/35 (f)	3,079,668	3,077,743
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 3.85% 3/25/28 (f)	$ 2,082,324	$ 2,093,566
Series 2003-F Class A2, 3.7075% 10/25/28 (f)	2,836,451	2,836,127
Series 2004-B Class A2, 3.79% 6/25/29 (f)	3,652,953	3,644,153
Series 2004-C Class A2, 3.95% 7/25/29 (f)	2,589,678	2,583,484
Series 2004-D Class A2, 3.4725% 9/25/29 (f)	2,306,824	2,307,426
Series 2003-E Class XA1, 1% 10/25/28 (f)(h)	9,684,691	117,796
Series 2003-G Class XA1, 1% 1/25/29 (h)	8,463,136	109,703
Series 2003-H Class XA1, 1% 1/25/29 (b)(h)	7,395,225	96,744
Mortgage Asset Backed Securities Trust floater Series 2002-NC1 Class M1, 4.31% 10/25/32 (f)	1,452,336	1,457,771
MortgageIT Trust floater Series 2004-2:
Class A1, 3.83% 12/25/34 (f)	1,195,832	1,197,565
Class A2, 3.91% 12/25/34 (f)	1,616,588	1,626,180
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.75% 6/25/35 (f)	2,982,419	2,984,166
Permanent Financing No. 3 PLC floater Series 2 Class C, 4.4294% 6/10/42 (f)	605,000	611,050
Permanent Financing No. 4 PLC floater Series 2:
Class C, 4.0994% 6/10/42 (f)	1,495,000	1,502,311
Class M, 3.7094% 6/10/42 (f)	345,000	345,864
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.0294% 6/10/42 (f)	915,000	919,290
Series 3 Class C, 4.1994% 6/10/42 (f)	1,935,000	1,951,931
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	1,063,946	1,083,155
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (b)(h)	30,670,996	231,692
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (f)	824,933	824,718
Series 2003-6 Class A2, 3.6581% 11/20/33 (f)	1,839,616	1,837,734
Series 2003-7 Class A2, 2.885% 1/20/34 (f)	2,211,300	2,209,378
Series 2004-2 Class A, 3.35% 3/20/34 (f)	937,860	938,194
Series 2004-3 Class A, 3.5463% 5/20/34 (f)	2,224,703	2,209,231
Series 2004-4 Class A, 3.5881% 5/20/34 (f)	1,831,489	1,827,271
Series 2004-5 Class A3, 3.77% 6/20/34 (f)	1,780,808	1,779,416
Series 2004-6 Class A3A, 4.1475% 6/20/35 (f)	1,568,241	1,567,208
Series 2004-7 Class A3A, 3.2275% 8/20/34 (f)	1,701,497	1,700,117
Series 2004-8 Class A2, 3.45% 9/20/34 (f)	2,421,371	2,420,122
Series 2005-1 Class A2, 3.68% 2/20/35 (f)	1,608,968	1,608,767
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust: - continued
Series 2003-7 Class X1, 0.8% 1/20/34 (f)(h)	$ 80,544,938	$ 717,551
Series 2003-8 Class X1, 0.8% 1/20/34 (f)(h)	43,973,464	426,481
Series 2004-1 Class X1, 0.8% 2/20/34 (h)	10,322,181	110,769
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 3.66% 6/25/35 (f)	1,896,627	1,896,627
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.86% 9/25/33 (b)(f)	556,838	557,190
WAMU Mortgage pass thru certificates Series 2005 AR11 Class A1C1, 3.8413% 8/25/45 (c)	2,850,000	2,850,000
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	275,739	285,751
Series 2004-RA2 Class 2A, 7% 7/25/33	472,409	482,726
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-14 Class 1A1, 4.75% 12/25/18	1,868,220	1,843,700
Series 2004-M Class A3, 4.7024% 8/25/34 (f)	4,330,000	4,310,214
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	5,717,412	5,653,383
Series 2005-AR4 Class 2A2, 4.541% 4/25/35 (f)	9,496,169	9,393,164
Series 2005-AR9 Class 2A1, 4.3621% 5/25/35 (f)	9,497,166	9,430,018
TOTAL PRIVATE SPONSOR		119,634,710
U.S. Government Agency - 2.7%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	1,618,818	1,662,441
Series 1994-30 Class JA, 5% 7/25/23	1,062,433	1,064,666
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2003-16 Class PA, 4.5% 11/25/09	110,323	110,217
Series 2003-19 Class MJ, 4.25% 5/25/30	1,663,111	1,640,943
sequential pay Series 2001-40 Class Z, 6% 8/25/31	1,537,292	1,581,692
Series 2004-31 Class IA, 4.5% 6/25/10 (h)	1,320,002	47,377
Freddie Mac sequential pay Series 2114 Class ZM, 6% 1/15/29	836,308	857,558
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Seires 2625 Class QX, 2.25% 3/15/22	428,503	417,686
Series 2420 Class BE, 6.5% 12/15/30	542,756	544,477
Series 2443 Class TD, 6.5% 10/15/30	618,947	622,150
Series 2489 Class PD, 6% 2/15/31	1,185,946	1,198,298
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2496 Class OC, 5.5% 9/15/14	$ 3,668,194	$ 3,682,942
Series 2640 Class QG, 2% 4/15/22	550,698	534,519
Series 2660 Class ML, 3.5% 7/15/22	12,165,000	11,975,243
Series 2810 Class PD, 6% 6/15/33	1,490,000	1,535,434
sequential pay:
Series 2388 Class ZA, 6% 12/15/31	2,050,872	2,098,780
Series 2523 Class JB, 5% 6/15/15	1,836,270	1,848,460
Series 2609 Class UJ, 6% 2/15/17	1,992,486	2,076,484
Series 1803 Class A, 6% 12/15/08	345,256	352,077
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class:
Series 2001-53 Class TA, 6% 12/20/30	133,269	133,372
Series 2002-5 Class PD, 6.5% 5/16/31	824,779	840,190
TOTAL U.S. GOVERNMENT AGENCY		34,825,006
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $155,064,324)		154,459,716
Commercial Mortgage Securities - 9.5%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.44% 8/3/10 (b)(f)	1,155,000	1,154,973
Class D, 7.54% 8/3/10 (b)(f)	1,545,000	1,544,964
280 Park Avenue Trust floater Series 2001-280 Class X1, 1.0124% 2/3/11 (b)(f)(h)	15,346,632	662,318
Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	81,032	83,271
Series 1997-D5 Class PS1, 1.6362% 2/14/43 (f)(h)	10,453,968	516,103
Banc of America Commercial Mortgage, Inc.:
sequential pay Series 2005-1 Class A2, 4.64% 11/10/42	2,930,000	2,933,767
Series 2002-2 Class XP, 1.7831% 7/11/43 (b)(f)(h)	7,829,474	468,108
Series 2003-2 Class XP, 0.3734% 3/11/41 (b)(f)(h)	31,441,016	355,884
Series 2004-6 Class XP, 0.6391% 12/10/42 (f)(h)	14,460,334	368,553
Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class A3, 3.7081% 11/15/15 (b)(f)	1,145,000	1,145,721
Class C, 3.8581% 11/15/15 (b)(f)	235,000	235,859
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater Series 2003-BBA2: - continued
Class D, 3.9381% 11/15/15 (b)(f)	$ 365,000	$ 367,082
Class F, 4.2881% 11/15/15 (b)(f)	260,000	261,826
Class H, 4.7881% 11/15/15 (b)(f)	235,000	236,395
Class J, 5.3381% 11/15/15 (b)(f)	245,000	246,470
Class K, 5.82% 11/15/15 (b)(f)	220,000	218,610
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 4.04% 12/25/33 (b)(f)	3,099,105	3,136,988
Series 2004-1:
Class A, 3.82% 4/25/34 (b)(f)	1,330,592	1,332,931
Class B, 5.36% 4/25/34 (b)(f)	166,324	168,228
Class M1, 4.02% 4/25/34 (b)(f)	83,162	83,526
Class M2, 4.66% 4/25/34 (b)(f)	83,162	84,137
Series 2004-2:
Class A, 3.89% 8/25/34 (b)(f)	1,373,609	1,380,369
Class M1, 4.04% 8/25/34 (b)(f)	442,955	444,686
Series 2004-3:
Class A1, 3.83% 1/25/35 (b)(f)	1,526,372	1,531,715
Class A2, 3.88% 1/25/35 (b)(f)	238,496	239,336
Series 2004-1 Class IO, 1.25% 4/25/34 (b)(h)	14,384,289	843,306
Bear Stearns Commercial Mortgage Securities, Inc.:
floater Series 2004-BBA3 Class E, 4.0881% 6/15/17 (b)(f)	2,265,000	2,265,206
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (b)	625,000	626,697
Series 2002-TOP8 Class X2, 2.3239% 8/15/38 (b)(f)(h)	8,392,586	657,688
Series 2003-PWR2 Class X2, 0.6512% 5/11/39 (b)(f)(h)	22,016,715	511,508
Series 2003-T12 Class X2, 0.726% 8/13/39 (b)(f)(h)	20,962,771	524,042
Series 2004-PWR6 Class X2, 0.7315% 11/11/41 (b)(f)(h)	8,605,000	288,186
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.6669% 5/15/35 (b)(f)(h)	43,912,636	2,558,614
Chase Commercial Mortgage Securities Corp.:
floater Series 2000-FL1A Class B, 3.81% 12/12/13 (b)(f)	215,201	215,409
sequential pay:
Series 1999-2 Class A1, 7.032% 1/15/32	466,603	483,170
Series 2000-3 Class A1, 7.093% 10/15/32	759,886	795,102
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup Commercial Mortgage Trust:
sequential pay Series 2005-EMG Class A2, 4.2211% 9/20/51 (b)	$ 985,000	$ 961,876
Series 2004-C2 Class XP, 1.1874% 10/15/41 (b)(f)(h)	9,958,519	447,105
COMM:
floater:
Series 2002-FL6 Class G, 5.2881% 6/14/14 (b)(f)	800,000	800,071
Series 2002-FL7:
Class D, 3.9581% 11/15/14 (b)(f)	520,000	520,226
Class H, 5.6381% 11/15/14 (b)(f)	1,232,000	1,232,631
Series 2003-FL9 Class B, 3.8881% 11/15/15 (b)(f)	2,318,745	2,325,116
Series 2004-LBN2 Class X2, 1.0846% 3/10/39 (b)(f)(h)	3,449,238	128,140
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class B, 6.2857% 9/15/30 (f)	3,420,000	3,566,525
Commercial Mortgage Asset Trust sequential pay Series 1999-C1 Class A3, 6.64% 1/17/32	675,000	717,456
Commercial Mortgage pass thru certificates:
floater:
Series 2004-CNL:
Class G, 4.3681% 9/15/14 (b)(f)	310,000	310,124
Class H, 4.4681% 9/15/14 (b)(f)	330,000	330,132
Class J, 4.9881% 9/15/14 (b)(f)	115,000	115,366
Class K, 5.3881% 9/15/14 (b)(f)	180,000	180,371
Class L, 5.5881% 9/15/14 (b)(f)	145,000	144,929
Series 2004-HTL1:
Class B, 3.8381% 7/15/16 (b)(f)	106,579	106,655
Class D, 3.9381% 7/15/16 (b)(f)	247,297	247,332
Class E, 4.1381% 7/15/16 (b)(f)	174,787	174,853
Class F, 4.1881% 7/15/16 (b)(f)	187,588	187,706
Class H, 4.6881% 7/15/16 (b)(f)	537,088	537,269
Class J, 4.8381% 7/15/16 (b)(f)	208,813	208,883
Class K, 5.7381% 7/15/16 (b)(f)	234,401	234,299
Series 2004-CNL Class X1, 2.29% 9/15/14 (b)(f)(h)	23,140,000	367,926
Series 2005-LP5 Class XP, 0.3958% 5/10/43 (f)(h)	18,895,000	349,558
CS First Boston Mortgage Securities Corp.:
floater:
Series 2003-TF2A:
Class A2, 3.7081% 11/15/14 (b)(f)	1,200,000	1,200,897
Class C, 3.9381% 11/15/14 (b)(f)	240,000	240,542
Class E, 4.3381% 11/15/14 (b)(f)	190,000	190,693
Class H, 5.2881% 11/15/14 (b)(f)	235,000	235,825
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
floater:
Series 2003-TF2A:
Class K, 6.4881% 11/15/14 (b)(f)	$ 350,000	$ 351,878
Series 2004-HC1:
Class A2, 3.8881% 12/15/21 (b)(f)	350,000	349,999
Class B, 4.1381% 12/15/21 (b)(f)	915,000	914,998
Series 2005-TFLA:
Class C, 3.6281% 2/15/20 (b)(f)	1,210,000	1,209,998
Class E, 3.7181% 2/15/20 (b)(f)	440,000	439,999
Class F, 3.7681% 2/15/20 (b)(f)	375,000	374,999
Class G, 3.9081% 2/15/20 (b)(f)	110,000	110,000
Class H, 4.1381% 2/15/20 (b)(f)	155,000	155,000
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	127,556	128,576
Series 1999-C1 Class A2, 7.29% 9/15/41	3,000,000	3,251,356
Series 2001-CK3 Class A2, 6.04% 6/15/34	1,050,000	1,058,202
Series 2001-CK6 Class AX, 0.645% 9/15/18 (h)	19,247,934	658,093
Series 2003-C3 Class ASP, 2.063% 5/15/38 (b)(f)(h)	23,826,557	1,484,302
Series 2003-C4 Class ASP, 0.6849% 8/15/36 (b)(f)(h)	17,984,547	298,651
Series 2004-C1 Class ASP, 1.1073% 1/15/37 (b)(f)(h)	16,474,773	597,224
Series 2005-C1 Class ASP, 0.5844% 2/15/38 (b)(f)(h)	20,300,000	390,493
Series 2005-C2 Class ASP, 0.7725% 4/15/37 (b)(f)(h)	16,211,000	490,756
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	975,000	1,036,370
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1:
Class A1A, 7.45% 6/10/33	673,140	682,939
Class A1B, 7.62% 6/10/33	1,770,000	1,975,367
EQI Financing Partnership I LP Series 1997-1 Class B, 7.37% 12/20/15 (b)	418,754	430,895
Equitable Life Assurance Society of the United States:
sequential pay Series 174 Class A1, 7.24% 5/15/06 (b)	1,000,000	1,021,156
Series 174 Class B1, 7.33% 5/15/06 (b)	500,000	510,503
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	2,320,672	2,405,063
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.7684% 5/15/33 (b)(f)(h)	11,681,016	436,460
Commercial Mortgage Securities - continued
	Principal Amount	Value
GE Commercial Mortgage Corp.:
sequential pay Series 2004-C3 Class A2, 4.433% 7/10/39	$ 1,805,000	$ 1,790,903
Series 2005-C1 Class XP, 0.5437% 6/10/48 (h)	17,685,000	447,694
GGP Mall Properties Trust:
floater Series 2001-C1A Class A3, 4.0881% 2/15/14 (b)(f)	452,048	452,247
sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (b)	1,270,005	1,279,792
GMAC Commercial Mortgage Securities, Inc.:
sequential pay:
Series 1997-C2 Class A3, 6.566% 4/15/29	1,019,101	1,056,748
Series 2005-C1 Class A2, 4.471% 5/10/43 (f)	1,515,000	1,498,941
Series 2003-C3 Class X2, 0.7514% 12/10/38 (b)(f)(h)	20,202,614	565,114
Series 2004-C3 Class X2, 0.749% 12/10/41 (f)(h)	13,590,000	403,565
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (b)	1,150,000	1,141,088
Series 2003-C1 Class XP, 2.0978% 7/5/35 (b)(f)(h)	12,056,266	868,404
Series 2003-C2 Class XP, 1.0805% 1/5/36 (b)(f)(h)	23,799,950	910,696
Series 2005-GG3 Class XP, 0.8016% 8/10/42 (b)(h)	58,435,000	2,118,269
GS Mortgage Securities Corp. II:
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	1,705,000	1,671,409
Series 2004-C1 Class X2, 1.0214% 10/10/28 (b)(f)(h)	48,065,000	1,385,930
Hilton Hotel Pool Trust:
sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (b)	643,234	684,601
Series 2000-HLTA Class D, 7.555% 10/3/15 (b)	1,275,000	1,389,741
Host Marriot Pool Trust sequential pay Series 1999-HMTA:
Class A, 6.98% 8/3/15 (b)	499,314	522,882
Class B, 7.3% 8/3/15 (b)	505,000	550,501
Class D, 7.97% 8/3/15 (b)	425,000	460,402
J.P. Morgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C3 Class X2, 1.2844% 7/12/35 (b)(f)(h)	6,600,777	253,483
Series 2003-CB7 Class X2, 0.8035% 1/12/38 (b)(f)(h)	4,639,376	141,050
Series 2003-LN1 Class X2, 0.8783% 10/15/37 (b)(f)(h)	27,972,092	720,265
Series 2004-C1 Class X2, 1.2511% 1/15/38 (b)(f)(h)	4,253,093	172,724
Commercial Mortgage Securities - continued
	Principal Amount	Value
J.P. Morgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2004-CB8 Class X2, 1.1626% 1/12/39 (b)(f)(h)	$ 5,202,200	$ 238,665
LB Commercial Conduit Mortgage Trust sequential pay Series 1998-C4 Class A1B, 6.21% 10/15/35	2,730,000	2,852,840
LB UBS Westfield Trust Series 2001-WM Class X, 0.7812% 7/14/16 (b)(f)(h)	12,393,666	372,805
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2003-C3 Class A2, 3.086% 5/15/27	1,465,000	1,409,707
Series 2002-C4 Class XCP, 1.6943% 10/15/35 (b)(f)(h)	13,355,000	614,923
Series 2002-C7 Class XCP, 1.1897% 1/15/36 (b)(h)	13,827,213	413,590
Series 2003-C1 Class XCP, 1.5605% 12/15/36 (b)(f)(h)	7,017,081	306,396
Series 2004-C2 Class XCP, 1.4108% 3/1/36 (b)(h)	11,355,047	503,921
Series 2004-C6 Class XCP, 0.929% 8/15/36 (b)(f)(h)	16,330,000	471,494
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA:
Class A2, 3.77% 12/16/14 (b)(f)	970,000	970,642
Class E, 4.28% 12/16/14 (b)(f)	2,080,000	2,089,060
Class J, 5.43% 12/16/14 (b)(f)	1,420,000	1,417,638
Class K1, 5.93% 12/16/14 (b)(f)	730,000	728,695
Merrill Lynch Mortgage Trust:
Series 2002-MW1 Class XP, 1.8262% 7/12/34 (b)(f)(h)	5,473,083	271,101
Series 2005-MCP1 Class XP, 0.597% 5/12/43 (f)(h)	15,752,000	531,977
Series 2005-MKB2 Class XP, 0.4708% 9/12/42 (f)(h)	7,830,000	119,535
Morgan Stanley Capital I, Inc.:
sequential pay:
Series 1999-CAM1 Class A2, 6.76% 3/15/32	73,761	75,937
Series 1999-LIFE Class A1, 6.97% 4/15/33	475,823	492,809
Series 1997-RR:
Class B, 7.2792% 4/30/39 (b)(f)	334,152	335,316
Class C, 7.4092% 4/30/39 (b)(f)	1,275,066	1,308,130
Series 1999-1NYP Class F, 7.2465% 5/3/30 (b)(f)	1,690,000	1,706,476
Series 2003-IQ5 Class X2, 1.2299% 4/15/38 (b)(f)(h)	10,090,000	366,398
Series 2003-IQ6 Class X2, 0.7567% 12/15/41 (b)(f)(h)	16,995,000	466,810
Series 2005-HQ5 Class X2, 0.5433% 1/14/42 (f)(h)	17,785,000	291,850
Series 2005-IQ9 Class X2, 1.2036% 7/15/56 (b)(f)(h)	15,190,000	772,554
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I, Inc.: - continued
Series 2005-TOP17 Class X2, 0.8078% 12/13/41 (f)(h)	$ 11,610,000	$ 383,108
Morgan Stanley Dean Witter Capital I Trust:
floater Series 2002-XLF:
Class D, 4.24% 8/5/14 (b)(f)	1,036,651	1,041,729
Class F, 5.49% 8/5/14 (b)(f)	1,900,996	1,900,993
Series 2003-HQ2 Class X2, 1.3992% 3/12/35 (b)(f)(h)	12,600,323	732,782
Series 2003-TOP9 Class X2, 1.6728% 11/13/36 (b)(f)(h)	8,393,006	482,344
Mortgage Capital Funding, Inc. sequential pay:
Series 1996-MC1 Class A2B, 7.9% 2/15/06	184,018	186,357
Series 1998-MC2 Class A2, 6.423% 6/18/30	1,265,351	1,316,553
Nationslink Funding Corp. sequential pay Series 1999-2 Class A1C, 7.03% 6/20/31	479,269	494,069
Salomon Brothers Mortgage Securities VII, Inc. floater Series 2001-CDCA Class C, 4.1881% 2/15/13 (b)(f)	1,364,000	1,337,561
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.78% 3/24/18 (b)(f)	1,514,565	1,514,565
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (b)	1,050,000	1,080,219
Class E3, 7.253% 3/15/13 (b)	1,555,000	1,614,205
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2004-WHL3:
Class A2, 3.5681% 3/15/14 (b)(f)	735,000	735,270
Class E, 3.8881% 3/15/14 (b)(f)	460,000	460,577
Class F, 3.9381% 3/15/14 (b)(f)	365,000	365,441
Class G, 4% 3/15/14 (b)(f)	185,000	185,288
Series 2005-WL5A:
Class KHP1, 3.7381% 1/15/18 (b)(f)	375,000	375,000
Class KHP2, 3.9381% 1/15/18 (b)(f)	375,000	375,000
Class KHP3, 4.2381% 1/15/18 (b)(f)	440,000	440,000
Class KHP4, 4.3381% 1/15/18 (b)(f)	345,000	345,000
Class KHP5, 4.5381% 1/15/18 (b)(f)	400,000	400,000
Series 2003-C8 Class XP, 0.8188% 11/15/35 (b)(f)(h)	12,646,545	258,156
Series 2003-C9 Class XP, 0.8514% 12/15/35 (b)(f)(h)	8,537,378	194,386
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-WHL3X Class 1A, 1.255% 3/15/14 (b)(f)(h)	$ 39,952,487	$ 172,747
Series 2005-C18 Class XP, 0.533% 4/15/42 (f)(h)	23,520,000	462,408
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $123,554,062)		122,266,007
Foreign Government and Government Agency Obligations - 0.3%

Chilean Republic 5.625% 7/23/07	740,000	755,910
United Mexican States 4.625% 10/8/08	3,190,000	3,172,455
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,904,708)		3,928,365
Fixed-Income Funds - 9.5%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $122,005,038)	1,229,074	122,268,282
Cash Equivalents - 1.2%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.32%, dated 7/29/05 due 8/1/05) (Cost $15,270,000)	$ 15,274,219	15,270,000
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $1,348,000,657)		1,340,955,592
NET OTHER ASSETS - (3.8)%		(48,656,801)
NET ASSETS - 100%		$ 1,292,298,791
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
153 Eurodollar 90 Day Index Contracts	Sept. 2005	$ 151,479,563	$ (159,298)
153 Eurodollar 90 Day Index Contracts	Dec. 2005	151,368,638	(182,593)
153 Eurodollar 90 Day Index Contracts	March 2006	151,328,475	(149,280)
142 Eurodollar 90 Day Index Contracts	June 2006	140,427,350	(50,560)
109 Eurodollar 90 Day Index Contracts	Sept. 2006	107,783,288	(53,762)
59 Eurodollar 90 Day Index Contracts	Dec. 2006	58,336,250	12,124
31 Eurodollar 90 Day Index Contracts	March 2007	30,650,863	46,764
7 Eurodollar 90 Day Index Contracts	June 2007	6,920,813	11,685
TOTAL EURODOLLAR CONTRACTS			(524,920)
Sold
Eurodollar Contracts
44 Eurodollar 90 Day Index Contracts	Sept. 2007	43,500,050	26,224
84 Eurodollar 90 Day Index Contracts	Dec. 2007	83,038,200	32,989
83 Eurodollar 90 Day Index Contracts	March 2008	82,047,575	17,068
63 Eurodollar 90 Day Index Contracts	June 2008	62,273,925	3,748
46 Eurodollar 90 Day Index Contracts	Sept. 2008	45,466,975	(5,059)
35 Eurodollar 90 Day Index Contracts	Dec. 2008	34,590,938	(8,028)
24 Eurodollar 90 Day Index Contracts	March 2009	23,718,600	(8,021)
TOTAL EURODOLLAR CONTRACTS			58,921
			$ (465,999)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)

	March 2010	$ 6,000,000	$ 4,564
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)	March 2010	6,000,000	4,564
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	1,300,000	5,015
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	500,000	1,929
Receive quarterly notional amount multiplied by .39% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	1,200,000	5,962
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	1,000,000	5,922
Receive quarterly notional amount multiplied by .47% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	2,100,000	18,033
Receive quarterly notional amount multiplied by .48% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	2,100,000	18,983
Receive quarterly notional amount multiplied by .5% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	June 2009	1,500,000	12,140
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Receive quarterly notional amount multiplied by .52% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	$ 1,100,000	$ 11,934
Receive quarterly notional amount multiplied by .75% and pay Lehman Brothers, Inc. upon default event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.875% 5/1/12	Sept. 2009	4,500,000	80,701
TOTAL CREDIT DEFAULT SWAP		27,300,000	169,747
Total Return Swap
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Citibank	Sept. 2005	10,000,000	0
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Dec. 2005	3,420,000	3,706
Receive monthly a return equal to Lehman Brothers ABS Floating Rate Index and pay monthly a floating rate based on the 1- month LIBOR minus 11.1 basis points with Lehman Brothers, Inc.	Nov. 2005	4,100,000	0
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Citibank	Oct. 2005	14,170,000	(227,648)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Goldman Sachs	August 2005	10,000,000	(151,811)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap - continued

Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Bank of America

	Dec. 2005	$ 6,645,000	$ (106,632)
Receive quarterly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 10 basis points with Bank of America	Sept. 2005	7,000,000	(85,476)
TOTAL TOTAL RETURN SWAP		55,335,000	(567,861)
		$ 82,635,000	$ (398,114)
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $140,724,432 or 10.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,967,422.
(e) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,346,733,679. Net unrealized depreciation aggregated $5,778,087, of which $4,201,407 related to appreciated investment securities and $9,979,494 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

The following is a complete listing of investments for Fidelity's fixed-income central fund as of July 31, 2005 which
is a direct or indirect investment of
Fidelity Advisor Short Fixed-Income Fund.
These underlying holdings of the Fidelity fixed-income central fund are not included in the Schedule of Investments.

Quarterly Report

Fidelity Ultra-Short Central Fund

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
3.8594% 9/10/07 (f)	$ 16,665,000	$ 16,698,830
3.8938% 5/24/06 (f)	4,700,000	4,713,691
		21,412,521
Media - 0.7%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,248,640
Cox Communications, Inc. (Reg. S) 3.95% 12/14/07 (f)	12,140,000	12,202,691
Liberty Media Corp. 4.91% 9/17/06 (f)	16,694,000	16,786,986
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,315,339
		45,553,656
TOTAL CONSUMER DISCRETIONARY		66,966,177
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,735,435
FINANCIALS - 1.0%
Capital Markets - 0.1%
State Street Capital Trust II 3.7681% 2/15/08 (f)	10,000,000	10,002,260
Commercial Banks - 0.3%
Wells Fargo & Co. 3.4194% 3/10/08 (f)	16,600,000	16,599,452
Consumer Finance - 0.2%
General Motors Acceptance Corp. 4.87% 10/20/05 (f)	14,765,000	14,786,188
Thrifts & Mortgage Finance - 0.4%
Countrywide Financial Corp. 3.71% 4/11/07 (f)	11,025,000	11,032,034
Residential Capital Corp. 4.835% 6/29/07 (c)(f)	14,150,000	14,164,716
		25,196,750
TOTAL FINANCIALS		66,584,650
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.2%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,397,070
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,699,484
GTE Corp. 6.36% 4/15/06	9,000,000	9,126,405
SBC Communications, Inc. 4.389% 6/5/06 (c)	15,315,000	15,319,595
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	6,020,550
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,517,537
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonos de Mexico SA de CV 4.5% 11/19/08	$ 10,240,000	$ 10,092,268
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,835,569
		76,008,478
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,596,976
TOTAL TELECOMMUNICATION SERVICES		81,605,454
UTILITIES - 0.3%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 4.0044% 4/1/07 (c)(f)	12,800,000	12,800,794
Gas Utilities - 0.1%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,342,213
TOTAL UTILITIES		22,143,007
TOTAL NONCONVERTIBLE BONDS (Cost $249,397,779)		249,034,723
U.S. Government Agency Obligations - 0.0%

Fannie Mae 0% 9/28/05 (e) (Cost $994,579)	1,000,000	994,635
Asset-Backed Securities - 35.2%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.76% 7/25/34 (f)	7,964,683	7,978,722
Series 2004-3 Class 2A4, 3.81% 10/25/34 (f)	10,915,000	10,946,584
Series 2004-4 Class A2D, 3.81% 1/25/35 (f)	3,579,364	3,588,366
Series 2005-1:
Class M1, 3.93% 4/25/35 (f)	11,280,000	11,251,882
Class M2, 4.15% 4/25/35 (f)	5,275,000	5,276,901
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.11% 6/25/32 (f)	1,308,761	1,318,432
Series 2002-HE2 Class M1, 4.31% 8/25/32 (f)	18,631,213	18,704,611
Series 2003-FM1 Class M2, 5.31% 11/25/32 (f)	3,015,000	3,050,466
Series 2003-HS1:
Class M1, 4.21% 6/25/33 (f)	800,000	803,485
Class M2, 5.21% 6/25/33 (f)	856,000	871,093
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.: - continued
Series 2003-NC1 Class M1, 4.24% 7/25/33 (f)	$ 1,600,000	$ 1,611,660
Series 2004-HE1:
Class M1, 3.96% 2/25/34 (f)	2,193,000	2,193,772
Class M2, 4.56% 2/25/34 (f)	2,475,000	2,476,241
Series 2004-OP1:
Class M1, 3.98% 4/25/34 (f)	4,420,000	4,424,344
Class M2, 4.51% 4/25/34 (f)	6,240,000	6,251,080
Series 2005-HE2:
Class M1, 3.9% 4/25/35 (f)	1,530,000	1,527,965
Class M2, 3.91% 4/25/35 (f)	1,803,000	1,796,836
Class M3, 3.94% 4/25/35 (f)	1,040,000	1,038,647
Class M4, 4.1% 4/25/35 (f)	1,340,000	1,338,268
Series 2005-HE3:
Class A2A, 3.56% 5/25/35 (f)	8,063,511	8,063,822
Class A2B, 3.67% 5/25/35 (f)	4,370,000	4,366,352
Series 2005-SD1 Class A1, 3.86% 11/25/50 (f)	2,563,309	2,566,464
Aesop Funding II LLC Series 2005-1A Class A2, 3.49% 4/20/09 (c)(f)	8,800,000	8,765,680
American Express Credit Account Master Trust:
Series 2002-6 Class B, 3.8381% 3/15/10 (f)	5,000,000	5,030,751
Series 2004-1 Class B, 3.6381% 9/15/11 (f)	5,775,000	5,797,723
Series 2004-C Class C, 3.8881% 2/15/12 (c)(f)	17,323,520	17,374,643
Series 2005-1 Class A, 3.4181% 10/15/12 (f)	15,455,000	15,481,600
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,899,223
Series 2003-AM:
Class A3B, 3.71% 6/6/07 (f)	685,806	685,879
Class A4B, 3.81% 11/6/09 (f)	12,400,000	12,441,657
Series 2003-BX Class A4B, 3.72% 1/6/10 (f)	3,265,000	3,275,694
Series 2003-CF Class A3, 2.75% 10/9/07	12,249,371	12,210,791
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,451,950
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.16% 8/25/32 (f)	5,000,000	5,028,248
Series 2003-1:
Class A2, 3.87% 2/25/33 (f)	465,695	465,917
Class M1, 4.36% 2/25/33 (f)	6,150,000	6,197,846
Series 2003-3:
Class M1, 4.26% 3/25/33 (f)	1,590,000	1,603,481
Class S, 5% 9/25/05 (g)	4,457,447	17,215
Series 2003-6:
Class M1, 4.22% 8/25/33 (f)	7,560,000	7,611,224
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2003-6:
Class M2, 5.31% 5/25/33 (f)	$ 2,750,000	$ 2,808,476
Series 2003-AR1 Class M1, 4.61% 1/25/33 (f)	7,000,000	7,072,631
Series 2004-R2:
Class M1, 3.89% 4/25/34 (f)	1,230,000	1,229,949
Class M2, 3.94% 4/25/34 (f)	950,000	949,960
Class M3, 4.01% 4/25/34 (f)	3,500,000	3,499,854
Class M4, 4.51% 4/25/34 (f)	4,500,000	4,499,807
Series 2004-R9 Class A3, 3.78% 10/25/34 (f)	9,340,000	9,359,871
Series 2005-R1:
Class M1, 3.91% 3/25/35 (f)	5,710,000	5,691,308
Class M2, 3.94% 3/25/35 (f)	1,925,000	1,918,868
Series 2005-R2 Class M1, 3.91% 4/25/35 (f)	12,500,000	12,482,516
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.79% 6/25/32 (f)	2,411,175	2,418,495
Series 2002-BC6 Class M1, 4.21% 8/25/32 (f)	24,900,000	25,116,817
Series 2002-BC7:
Class M1, 4.1144% 10/25/32 (f)	10,000,000	10,075,000
Class M2, 4.36% 10/25/32 (f)	5,575,000	5,612,067
Series 2003-BC1 Class M2, 4.56% 1/25/32 (f)	758,836	762,333
ARG Funding Corp.:
Series 2005-1A Class A2, 3.53% 4/20/09 (c)(f)	11,000,000	10,975,938
Series 2005-2A Class A2, 3.54% 5/20/09 (c)(f)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.26% 9/25/33 (f)	20,000,000	20,599,990
Series 2003-W7 Class A2, 3.85% 3/1/34 (f)	4,505,856	4,515,756
Series 2004-W5 Class M1, 4.06% 4/25/34 (f)	3,960,000	3,964,768
Series 2004-W7:
Class M1, 4.01% 5/25/34 (f)	4,085,000	4,084,827
Class M2, 4.06% 5/25/34 (f)	3,320,000	3,319,860
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 3.7681% 4/15/33 (f)	1,158,706	1,159,186
Class M1, 4.2881% 4/15/33 (f)	11,365,000	11,429,103
Series 2003-HE3:
Class M1, 4.2181% 6/15/33 (f)	2,185,000	2,198,827
Class M2, 5.3881% 6/15/33 (f)	10,000,000	10,182,465
Series 2003-HE4 Class M2, 5.3881% 8/15/33 (f)	5,695,000	5,798,650
Series 2003-HE5 Class A2A, 3.7481% 8/15/33 (f)	1,380,797	1,381,390
Series 2003-HE6 Class M1, 4.11% 11/25/33 (f)	3,475,000	3,490,373
Series 2004-HE2 Class M1, 4.01% 4/25/34 (f)	6,060,000	6,070,769
Series 2004-HE3:
Class M1, 4% 6/25/34 (f)	1,450,000	1,454,353
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2004-HE3:
Class M2, 4.58% 6/25/34 (f)	$ 3,350,000	$ 3,386,297
Series 2004-HE6 Class A2, 3.82% 6/25/34 (f)	17,398,791	17,435,568
Series 2005-HE2:
Class M1, 3.91% 3/25/35 (f)	8,250,000	8,235,989
Class M2, 3.96% 3/25/35 (f)	2,065,000	2,065,671
Series 2005-HE6 Class A2B, 3.76% 8/25/35 (d)(f)	10,000,000	10,000,000
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.7681% 12/15/09 (f)	20,655,000	20,741,067
Series 2002-B2 Class B2, 3.7281% 5/15/08 (f)	15,000,000	15,001,929
Series 2002-B3 Class B, 3.7481% 8/15/08 (f)	14,500,000	14,505,871
Series 2002-C1 Class C1, 4.3481% 12/15/09 (f)	7,980,000	8,065,464
Series 2002-C2 Class C2, 4.3781% 5/15/08 (f)	35,785,000	35,817,626
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.9013% 5/28/44 (f)	8,416,440	8,415,509
Bayview Financial Asset Trust Series 2000-F Class A, 3.9813% 9/28/43 (f)	9,618,786	9,632,318
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.9313% 2/28/44 (f)	5,760,012	5,771,599
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.96% 2/25/35 (f)	6,655,000	6,639,262
Class M2, 4.21% 2/25/35 (f)	2,430,000	2,432,538
Series 2005-HE5 Class 1A1, 3.4244% 6/25/35 (f)	10,884,395	10,884,395
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,894,887	2,868,235
Series 2003-1 Class B, 3.8581% 6/15/10 (c)(f)	5,781,229	5,797,579
Series 2003-2 Class B, 3.6681% 1/15/09 (f)	2,741,542	2,746,505
Series 2005-1 Class B, 3.7631% 6/15/10 (f)	5,725,000	5,730,367
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.6681% 1/15/10 (f)	9,630,000	9,654,568
Series 2004-B Class A4, 3.4981% 8/15/11 (f)	16,300,000	16,303,123
Capital One Master Trust:
Series 1999-3 Class B, 3.8681% 9/15/09 (f)	5,000,000	5,004,082
Series 2001-1 Class B, 3.8981% 12/15/10 (f)	19,500,000	19,638,608
Series 2001-8A Class B, 3.9381% 8/17/09 (f)	9,585,000	9,634,206
Series 2002-4A Class B, 3.8881% 3/15/10 (f)	6,000,000	6,028,221
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 4.0681% 7/15/08 (f)	17,705,000	17,711,976
Series 2003-B1 Class B1, 4.5581% 2/17/09 (f)	15,470,000	15,566,773
Capital Trust Ltd. Series 2004-1:
Class A2, 3.88% 7/20/39 (c)(f)	2,968,000	2,968,000
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Trust Ltd. Series 2004-1: - continued
Class B, 4.18% 7/20/39 (c)(f)	$ 1,550,000	$ 1,550,000
Class C, 4.53% 7/20/39 (c)(f)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.49% 1/25/32 (f)	4,244,221	4,254,278
Series 2002-HE2 Class M1, 4.16% 1/25/33 (f)	9,278,431	9,309,123
Series 2002-HE3:
Class M1, 4.56% 3/25/33 (f)	21,339,884	21,627,815
Class M2, 5.71% 3/25/33 (f)	9,968,976	10,143,974
Series 2003-HE1:
Class M1, 4.36% 8/25/33 (f)	1,989,998	1,997,574
Class M2, 5.41% 8/25/33 (f)	4,369,996	4,422,084
Series 2003-HE2 Class A, 3.81% 10/25/33 (f)	1,634,377	1,635,405
Series 2003-HE3:
Class M1, 4.16% 11/25/33 (f)	2,254,989	2,271,960
Class M2, 5.21% 11/25/33 (f)	1,719,992	1,753,552
Series 2004-HE2 Class M2, 4.66% 7/26/34 (f)	2,345,000	2,365,939
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.8681% 3/16/09 (f)	1,305,000	1,311,169
Series 2002-6 Class B, 3.7381% 1/15/08 (f)	11,850,000	11,852,472
Series 2004-1 Class B, 3.5881% 5/15/09 (f)	4,105,000	4,104,204
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 4.2488% 10/15/07 (f)	17,500,000	17,511,349
Series 2001-B2 Class B2, 3.8494% 12/10/08 (f)	11,945,000	11,995,341
Series 2002-B1 Class B1, 3.8% 6/25/09 (f)	9,010,000	9,038,878
Series 2002-C1 Class C1, 4.2185% 2/9/09 (f)	17,500,000	17,686,918
Series 2003-B1 Class B1, 3.66% 3/7/08 (f)	25,000,000	25,022,693
Series 2003-C1 Class C1, 4.65% 4/7/10 (f)	17,785,000	18,152,159
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.87% 12/25/33 (c)(f)	7,985,107	7,985,935
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 3.43% 6/15/11 (f)	18,000,000	18,000,000
Class B, 3.72% 6/15/11 (f)	2,280,000	2,280,000
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.89% 5/25/33 (f)	1,499,863	1,503,470
Series 2003-BC1 Class M2, 5.46% 9/25/32 (f)	11,065,000	11,199,451
Series 2003-SD3 Class A1, 3.88% 12/25/32 (c)(f)	927,188	931,926
Series 2004-2 Class M1, 3.96% 5/25/34 (f)	5,200,000	5,206,719
Series 2004-3:
Class 3A4, 3.71% 8/25/34 (f)	530,752	528,596
Class M1, 3.96% 6/25/34 (f)	1,475,000	1,476,356
Series 2004-4:
Class A, 3.83% 8/25/34 (f)	2,524,088	2,526,278
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-4:
Class M1, 3.94% 7/25/34 (f)	$ 3,650,000	$ 3,653,189
Class M2, 3.99% 6/25/34 (f)	4,395,000	4,398,536
Series 2005-1:
Class 1AV2, 3.66% 7/25/35 (f)	8,780,000	8,775,114
Class M1, 3.88% 8/25/35 (f)	19,600,000	19,563,654
Class MV1, 3.86% 7/25/35 (f)	3,135,000	3,130,219
Class MV2, 3.9% 7/25/35 (f)	3,765,000	3,754,147
Class MV3, 3.94% 7/25/35 (f)	1,560,000	1,557,748
Series 2005-3 Class MV1, 3.88% 8/25/35 (f)	11,125,000	11,103,934
Series 2005-AB1 Class A2, 3.67% 8/25/35 (f)	17,520,000	17,514,797
Series 2005-IM1 Class A1, 3.56% 8/25/34 (d)(f)	17,915,000	17,915,000
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.85% 4/25/34 (f)	2,663,075	2,674,762
Series 2004-FRE1:
Class A2, 3.81% 4/25/34 (f)	2,689,397	2,689,291
Class M3, 4.11% 4/25/34 (f)	5,885,000	5,884,751
Discover Card Master Trust I Series 2003-4 Class B1, 3.7181% 5/16/11 (f)	8,155,000	8,196,815
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 3.8305% 5/28/35 (f)	6,957,460	6,959,877
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.14% 11/25/33 (f)	1,300,000	1,308,748
Class M2, 5.21% 11/25/33 (f)	700,000	718,600
Series 2004-1 Class M2, 4.56% 1/25/35 (f)	3,700,000	3,741,581
Series 2004-2 Class M2, 4.61% 7/25/34 (f)	9,890,000	9,889,579
Series 2004-3 Class M5, 4.91% 8/25/34 (f)	2,000,000	2,033,830
Series 2005-2 Class 2A1, 3.5% 7/25/36 (d)(f)	16,935,000	16,935,000
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 3.55% 3/25/35 (f)	7,354,604	7,354,604
Series 2005-FF2 Class M6, 4.16% 3/25/35 (f)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.01% 3/25/34 (f)	400,000	400,711
Class M4, 4.36% 3/25/34 (f)	300,000	302,647
First USA Credit Card Master Trust Series 2001-4 Class B, 3.75% 1/12/09 (f)	15,000,000	15,026,199
First USA Secured Note Trust Series 2001-3 Class C, 4.4669% 11/19/08 (c)(f)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.8181% 10/15/07 (f)	19,600,000	19,671,950
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust Series 2005-1:
Class A, 3.5381% 5/17/10 (f)	$ 9,590,000	$ 9,589,981
Class B, 3.6563% 5/17/10 (f)	2,625,000	2,624,992
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.68% 2/25/34 (f)	2,669,337	2,669,232
Class M1, 3.91% 2/25/34 (f)	750,000	749,968
Class M2, 3.96% 2/25/34 (f)	800,000	799,966
Series 2004-C Class 2A2, 4.01% 8/25/34 (f)	10,000,000	10,101,993
Series 2005-2 Class 2A1, 3.5913% 6/25/35 (f)	15,380,000	15,375,194
Series 2005-A:
Class 2A2, 3.7% 2/25/35 (f)	11,850,000	11,865,657
Class M1, 3.89% 1/25/35 (f)	1,603,000	1,599,854
Class M2, 3.92% 1/25/35 (f)	2,325,000	2,321,531
Class M3, 3.95% 1/25/35 (f)	1,250,000	1,249,947
Class M4, 4.14% 1/25/35 (f)	925,000	927,535
GE Business Loan Trust Series 2003-1 Class A, 3.8181% 4/15/31 (c)(f)	5,499,865	5,531,421
GE Capital Credit Card Master Note Trust Series 2005-2 Class B, 3.5736% 6/15/11 (f)	6,475,000	6,473,058
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.6181% 8/15/08 (f)	1,520,000	1,521,351
Class C, 4.3181% 8/15/08 (f)	5,580,000	5,601,142
Series 6 Class B, 3.5781% 2/17/09 (f)	1,030,000	1,030,901
Series 8 Class C, 3.6721% 6/15/10 (f)	18,450,000	18,450,000
GSAMP Trust:
Series 2002-HE Class M1, 4.68% 11/20/32 (f)	2,882,888	2,928,737
Series 2002-NC1:
Class A2, 3.78% 7/25/32 (f)	54,777	55,099
Class M1, 4.1% 7/25/32 (f)	8,861,000	8,920,491
Series 2003-FM1 Class M1, 4.25% 3/20/33 (f)	15,000,000	15,136,310
Series 2004-FM1:
Class M1, 4.11% 11/25/33 (f)	2,865,000	2,864,879
Class M2, 4.86% 11/25/33 (f)	1,975,000	2,005,597
Series 2004-FM2:
Class M1, 3.96% 1/25/34 (f)	3,500,000	3,499,853
Class M2, 4.56% 1/25/34 (f)	1,500,000	1,499,936
Class M3, 4.76% 1/25/34 (f)	1,500,000	1,499,935
Series 2004-HE1:
Class M1, 4.01% 5/25/34 (f)	4,045,000	4,044,829
Class M2, 4.61% 5/25/34 (f)	1,750,000	1,766,258
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2005-9 Class 2A1, 3.5287% 8/25/35 (f)	$ 17,530,000	$ 17,530,000
Series 2005-FF2 Class M5, 4.09% 3/25/35 (f)	3,500,000	3,500,000
Series 2005-HE2 Class M, 3.89% 3/25/35 (f)	8,780,000	8,749,867
Series 2005-NC1 Class M1, 3.91% 2/25/35 (f)	9,010,000	8,987,296
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.3944% 5/25/30 (c)(f)	14,000,000	13,986,652
HFC Home Equity Loan Asset Backed Certificates Series 2005-2:
Class M1, 3.97% 1/20/34 (f)	3,225,000	3,225,000
Class M2, 4% 1/20/34 (f)	2,415,000	2,415,000
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.26% 6/25/32 (f)	10,000,000	10,017,090
Series 2002-3 Class A5, 3.9% 2/25/33 (f)	854,528	855,194
Series 2002-4 Class A3, 3.94% 3/25/33 (f)	1,237,388	1,238,074
Series 2002-5:
Class A3, 3.98% 5/25/33 (f)	2,866,793	2,872,821
Class M1, 4.66% 5/25/33 (f)	13,800,000	13,966,276
Series 2003-1:
Class A2, 3.93% 6/25/33 (f)	4,229,596	4,233,111
Class M1, 4.46% 6/25/33 (f)	8,335,000	8,375,317
Series 2003-2:
Class A2, 3.84% 8/25/33 (f)	228,269	229,139
Class M1, 4.34% 8/25/33 (f)	2,245,000	2,269,298
Series 2003-3:
Class A2, 3.82% 8/25/33 (f)	1,624,262	1,630,339
Class M1, 4.32% 8/25/33 (f)	8,185,000	8,266,814
Series 2003-4:
Class M1, 4.26% 10/25/33 (f)	3,415,000	3,440,384
Class M2, 5.36% 10/25/33 (f)	4,040,000	4,093,038
Series 2003-5:
Class A2, 3.81% 12/25/33 (f)	5,822,876	5,843,440
Class M1, 4.16% 12/25/33 (f)	3,175,000	3,192,660
Class M2, 5.19% 12/25/33 (f)	1,345,000	1,377,487
Series 2003-7 Class A2, 3.84% 3/25/34 (f)	3,430,379	3,438,503
Series 2004-2 Class A2, 3.75% 7/25/34 (f)	6,172,348	6,172,139
Series 2004-3:
Class M1, 4.03% 8/25/34 (f)	2,015,000	2,019,636
Class M2, 4.66% 8/25/34 (f)	2,200,000	2,237,373
Series 2004-4 Class A2, 3.78% 10/25/34 (f)	8,318,527	8,347,783
Series 2004-6 Class A2, 3.81% 12/25/34 (f)	9,249,309	9,278,715
Series 2004-7 Class A3, 3.85% 1/25/35 (f)	2,916,946	2,929,856
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-1:
Class M1, 3.89% 5/25/35 (f)	$ 9,705,000	$ 9,697,565
Class M2, 3.91% 5/25/35 (f)	5,780,000	5,763,067
Class M3, 3.96% 5/25/35 (f)	5,825,000	5,808,344
Series 2005-2:
Class 2A2, 3.66% 7/25/35 (f)	13,170,000	13,163,182
Class M1, 3.91% 7/25/35 (f)	10,085,000	10,075,362
Series 2005-3 Class M1, 3.87% 8/25/35 (f)	9,450,000	9,434,700
Series 2005-5 Class 2A2, 3.65% 11/25/35 (d)(f)	15,000,000	14,968,605
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.6781% 8/15/08 (f)	10,000,000	10,018,071
Household Credit Card Master Trust I Series 2002-1 Class B, 4.0381% 7/15/08 (f)	22,589,000	22,608,682
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.73% 4/20/32 (f)	3,295,048	3,298,089
Series 2002-3 Class A, 3.88% 7/20/32 (f)	2,678,218	2,681,775
Series 2003-1 Class M, 4.06% 10/20/32 (f)	770,987	771,866
Series 2003-2:
Class A, 3.76% 9/20/33 (f)	2,892,082	2,897,777
Class M, 4.01% 9/20/33 (f)	1,360,000	1,362,941
Series 2004-1 Class M, 3.95% 9/20/33 (f)	2,708,464	2,713,597
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.08% 2/20/33 (f)	1,742,776	1,748,262
Series 2004-HC1:
Class A, 3.78% 2/20/34 (f)	5,083,992	5,096,702
Class M, 3.93% 2/20/34 (f)	3,073,800	3,073,443
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.9381% 1/18/11 (f)	8,850,000	8,867,619
Series 2002-2:
Class A, 3.5581% 1/18/11 (f)	9,000,000	9,012,218
Class B, 3.9381% 1/18/11 (f)	14,275,000	14,355,952
Series 2002-3 Class B, 4.6381% 9/15/09 (f)	4,150,000	4,159,262
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.6213% 12/17/07 (f)	2,781,207	2,781,863
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.71% 6/25/35 (f)	11,646,350	11,645,706
Class M1, 3.93% 6/25/35 (f)	4,100,000	4,094,813
Class M2, 3.95% 6/25/35 (f)	2,775,000	2,766,003
Class M3, 3.98% 6/25/35 (f)	1,975,000	1,972,566
Keycorp Student Loan Trust Series 1999-A Class A2, 3.8% 12/27/09 (f)	16,169,548	16,224,493
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 3.78% 6/25/33 (f)	$ 253,078	$ 253,185
Class M1, 4.28% 6/25/33 (f)	19,500,000	19,626,153
Series 2003-3 Class M1, 4.21% 7/25/33 (f)	7,770,000	7,824,625
Series 2004-2:
Class M1, 3.99% 6/25/34 (f)	4,275,000	4,285,404
Class M2, 4.54% 6/25/34 (f)	1,400,000	1,416,723
Series 2005-2 Class 2A2, 3.64% 4/25/35 (f)	12,000,000	11,996,998
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.19% 4/25/33 (f)	3,500,000	3,519,270
Class M2, 5.31% 4/25/33 (f)	1,500,000	1,534,429
Series 2004-FRE1 Class M1, 4.01% 7/25/34 (f)	5,223,000	5,238,948
MBNA Asset Backed Note Trust Series 2000-K Class C, 4.1881% 3/17/08 (c)(f)	7,250,000	7,258,700
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.7631% 10/15/08 (f)	30,000,000	30,042,072
Series 2001-B2 Class B2, 3.7481% 1/15/09 (f)	30,353,000	30,429,933
Series 2002-B2 Class B2, 3.7681% 10/15/09 (f)	20,000,000	20,086,600
Series 2002-B3 Class B3, 3.7881% 1/15/08 (f)	15,000,000	15,000,470
Series 2002-B4 Class B4, 3.8881% 3/15/10 (f)	14,800,000	14,916,873
Series 2003-B2 Class B2, 3.7781% 10/15/10 (f)	1,530,000	1,545,569
Series 2003-B3 Class B3, 3.7631% 1/18/11 (f)	1,130,000	1,135,362
Series 2003-B5 Class B5, 3.7581% 2/15/11 (f)	705,000	710,447
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.9288% 9/15/10 (f)	7,800,000	7,846,570
Series 1998-G Class B, 3.7881% 2/17/09 (f)	20,000,000	20,043,574
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.96% 7/25/34 (f)	2,125,000	2,124,911
Class M2, 4.01% 7/25/34 (f)	375,000	374,985
Class M3, 4.41% 7/25/34 (f)	775,000	774,967
Class M4, 4.56% 7/25/34 (f)	525,000	524,978
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 4.16% 7/25/34 (f)	2,321,000	2,330,928
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.56% 11/25/32 (f)	2,370,000	2,441,680
Series 2003-NC5 Class M2, 5.46% 4/25/33 (f)	2,800,000	2,834,138
Series 2003-NC6 Class M2, 5.41% 6/27/33 (f)	12,835,000	13,180,825
Series 2003-NC7 Class M1, 4.16% 6/25/33 (f)	1,785,000	1,791,357
Series 2003-NC8 Class M1, 4.16% 9/25/33 (f)	2,350,000	2,363,472
Series 2004-HE6 Class A2, 3.8% 8/25/34 (f)	7,193,690	7,217,222
Series 2004-NC2 Class M1, 4.01% 12/25/33 (f)	2,595,000	2,599,359
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2004-NC6 Class A2, 3.8% 7/25/34 (f)	$ 3,163,358	$ 3,170,145
Series 2005-1:
Class M2, 3.93% 12/25/34 (f)	4,425,000	4,417,835
Class M3, 3.98% 12/25/34 (f)	4,000,000	3,998,266
Series 2005-HE1:
Class A3B, 3.68% 12/25/34 (f)	3,885,000	3,889,266
Class M1, 3.91% 12/25/34 (f)	1,100,000	1,102,253
Class M2, 3.93% 12/25/34 (f)	2,970,000	2,966,369
Series 2005-HE2:
Class M1, 3.86% 1/25/35 (f)	2,665,000	2,670,502
Class M2, 3.9% 1/25/35 (f)	1,900,000	1,893,810
Series 2005-NC1:
Class M1, 3.9% 1/25/35 (f)	2,425,000	2,432,731
Class M2, 3.93% 1/25/35 (f)	2,425,000	2,421,056
Class M3, 3.97% 1/25/35 (f)	2,425,000	2,425,850
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.31% 2/25/32 (f)	1,510,288	1,513,954
Class M2, 4.86% 2/25/32 (f)	7,146,795	7,171,201
Series 2001-NC4:
Class M1, 4.46% 1/25/32 (f)	3,827,881	3,841,816
Series 2002-AM3 Class A3, 3.95% 2/25/33 (f)	1,426,624	1,430,581
Series 2002-HE1 Class M1, 4.06% 7/25/32 (f)	5,860,000	5,893,149
Series 2002-HE2 Class M1, 4.16% 8/25/32 (f)	9,925,000	9,970,606
Series 2002-NC3 Class A3, 3.8% 8/25/32 (f)	396,299	397,573
Series 2002-OP1 Class M1, 4.21% 9/25/32 (f)	3,894,745	3,917,849
Series 2003-NC1:
Class M1, 4.51% 11/25/32 (f)	2,555,000	2,572,380
Class M2, 5.51% 11/25/32 (f)	1,880,000	1,899,041
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.89% 1/25/33 (f)	341,254	341,436
Class M2, 5.46% 1/25/33 (f)	4,600,000	4,667,174
Series 2003-6 Class M1, 4.18% 1/25/34 (f)	5,180,000	5,202,952
Series 2005-1:
Class M1, 3.91% 3/25/35 (f)	4,395,000	4,392,950
Class M2, 3.94% 3/25/35 (f)	4,395,000	4,384,834
Class M3, 3.98% 3/25/35 (f)	2,120,000	2,120,796
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.5281% 6/15/09 (f)	13,621,752	13,633,434
Series 2004-A Class A4A, 3.4581% 6/15/10 (f)	10,570,000	10,582,978
Asset-Backed Securities - continued
	Principal Amount	Value
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.91% 6/25/34 (f)	$ 1,450,000	$ 1,451,222
Class M4, 4.435% 6/25/34 (f)	2,435,000	2,439,150
Ocala Funding LLC Series 2005-1A Class A, 4.93% 3/20/10 (c)(f)	3,675,000	3,675,000
Ownit Mortgage Loan Asste-Backed Certificates Series 2005-3 Class A2A, 3.5% 6/25/36 (f)	15,500,000	15,500,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.09% 9/25/34 (f)	3,745,000	3,756,721
Class M2, 4.14% 9/25/34 (f)	1,755,000	1,764,326
Class M3, 4.71% 9/25/34 (f)	3,355,000	3,396,745
Class M4, 4.91% 9/25/34 (f)	4,700,000	4,767,614
Series 2004-WCW2 Class A2, 3.84% 10/25/34 (f)	7,952,623	7,976,111
Series 2005-WCH1:
Class A3B, 3.68% 1/25/35 (f)	2,775,000	2,779,908
Class M2, 3.98% 1/25/35 (f)	4,175,000	4,166,539
Class M3, 4.02% 1/25/35 (f)	3,290,000	3,292,599
Class M5, 4.34% 1/25/35 (f)	3,095,000	3,104,620
Series 2005-WHQ2 Class M7, 4.71% 5/25/35 (f)	5,950,000	5,930,787
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.57% 9/25/24 (f)	7,475,790	7,475,790
Class M4, 4.09% 5/25/35 (f)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 4.0881% 6/15/09 (c)(f)	15,000,000	15,039,393
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.04% 4/25/35 (f)	1,040,000	1,037,610
Series 2005-KS7 Class A1, 3.4781% 8/25/35 (f)	10,515,000	10,512,897
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.71% 10/25/34 (f)	5,500,000	5,566,857
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.86% 4/25/33 (f)	818,316	822,076
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.99% 3/25/35 (f)	4,415,000	4,413,887
Series 2004-2 Class MV1, 4.04% 8/25/35 (f)	4,495,000	4,501,043
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.8131% 2/15/10 (f)	10,000,000	9,987,143
Series 2002-4:
Class A, 3.5181% 8/18/09 (f)	27,000,000	26,999,603
Class B, 3.8131% 8/18/09 (f)	33,300,000	33,301,149
Series 2002-5 Class B, 4.6381% 11/17/09 (f)	30,000,000	30,062,976
Asset-Backed Securities - continued
	Principal Amount	Value
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.98% 2/25/34 (f)	$ 2,910,000	$ 2,909,256
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 4.06% 11/25/34 (f)	1,810,000	1,818,452
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.82% 2/25/34 (f)	1,043,424	1,043,422
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.8381% 3/15/11 (c)(f)	10,835,000	10,828,228
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 4.46% 6/15/10 (f)	6,840,000	6,839,945
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.89% 9/25/34 (f)	2,878,990	2,894,593
Series 2003-6HE Class A1, 3.93% 11/25/33 (f)	1,784,384	1,788,543
Series 2005-14HE Class AF1, 3.9753% 7/25/36 (d)(f)	8,635,000	8,633,296
TOTAL ASSET-BACKED SECURITIES (Cost $2,293,954,229)		2,300,747,332
Collateralized Mortgage Obligations - 16.9%

Private Sponsor - 13.7%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 3.86% 2/25/35 (f)	9,374,471	9,396,037
Series 2004-4 Class 5A2, 3.86% 3/25/35 (f)	3,780,419	3,787,953
Series 2005-1 Class 5A2, 3.79% 5/25/35 (f)	6,187,250	6,191,166
Series 2005-2:
Class 6A2, 3.74% 6/25/35 (f)	2,930,592	2,932,491
Class 6M2, 3.94% 6/25/35 (f)	10,145,000	10,145,010
Series 2005-3 Class 8A2, 3.7% 7/25/35 (f)	19,199,197	19,211,695
Series 2005-4 Class 7A2, 3.69% 8/25/35 (f)	9,011,457	9,003,527
Series 2005-8 Class 7A2, 3.77% 11/25/35 (f)	7,660,000	7,660,000
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.74% 1/25/35 (f)	20,354,186	20,354,186
Series 2005-2 Class 1A1, 3.71% 3/25/35 (f)	14,961,065	14,961,065
Series 2005-5 Class 1A1, 3.68% 7/25/35 (f)	18,707,862	18,696,170
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.86% 5/25/33 (f)	5,545,033	5,548,017
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.86% 9/25/34 (f)	10,335,456	10,325,843
Series 2005-1 Class 2A1, 3.75% 3/25/35 (f)	14,617,171	14,617,171
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 3.86% 3/25/34 (f)	5,338,263	5,334,945
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
CS First Boston Mortgage Securities Corp. floater: - continued
Series 2004-AR3 Class 6A2, 3.83% 4/25/34 (f)	$ 2,226,193	$ 2,228,162
Series 2004-AR4 Class 5A2, 3.83% 5/25/34 (f)	2,066,310	2,065,052
Series 2004-AR5 Class 11A2, 3.83% 6/25/34 (f)	2,987,552	2,981,472
Series 2004-AR6 Class 9A2, 3.83% 10/25/34 (f)	3,981,028	3,983,412
Series 2004-AR7 Class 6A2, 3.84% 8/25/34 (f)	5,801,660	5,806,785
Series 2004-AR8 Class 8A2, 3.84% 9/25/34 (f)	4,630,225	4,638,807
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.95% 12/25/34 (f)	4,384,853	4,379,779
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 3.51% 12/21/24 (f)	5,300,000	5,299,006
Class B1, 3.56% 12/20/54 (f)	7,050,000	7,047,577
Class M1, 3.66% 12/20/54 (f)	5,300,000	5,298,178
Series 2005-2 Class C1, 3.7857% 12/20/54 (f)	7,975,000	7,972,508
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.64% 3/20/44 (f)	1,415,000	1,414,844
Class 1C, 4.33% 3/20/44 (f)	4,075,000	4,091,219
Class 1M, 3.84% 3/20/44 (f)	4,935,000	4,938,751
Series 2004-2:
Class 1A2, 3.5% 6/20/28 (f)	5,384,259	5,384,932
Class 1B, 3.6% 6/20/44 (f)	1,018,055	1,018,309
Class 1C, 4.13% 6/20/44 (f)	3,706,295	3,713,918
Class 1M, 3.71% 6/20/44 (f)	2,722,846	2,724,205
Series 2004-3:
Class 1B, 3.59% 9/20/44 (f)	2,100,000	2,100,210
Class 1C, 4.02% 9/20/44 (f)	5,415,000	5,426,913
Class 1M, 3.7% 9/20/44 (f)	1,200,000	1,200,360
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 3.6369% 5/19/35 (f)	11,690,145	11,648,134
Holmes Financing No. 7 PLC floater Series 2 Class M, 4.3988% 7/15/40 (f)	2,560,000	2,564,912
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.6788% 4/15/11 (f)	25,000,000	25,000,000
Class B, 3.7688% 7/15/40 (f)	2,695,000	2,696,684
Class C, 4.3188% 7/15/40 (f)	10,280,000	10,328,193
Home Equity Asset Trust floater Series 2005-3 Class 2A1, 3.55% 8/25/35 (f)	7,268,025	7,266,230
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.91% 10/25/34 (f)	4,495,430	4,509,337
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 3.83% 3/25/35 (f)	$ 8,638,669	$ 8,636,982
Series 2004-6 Class 1A2, 3.85% 10/25/34 (f)	3,481,529	3,487,748
Series 2005-1:
Class M1, 3.92% 4/25/35 (f)	3,223,929	3,220,529
Class M2, 3.96% 4/25/35 (f)	5,644,146	5,639,516
Class M3, 3.99% 4/25/35 (f)	1,384,927	1,383,466
Class M4, 4.21% 4/25/35 (f)	817,334	818,164
Class M5, 4.23% 4/25/35 (f)	817,334	817,174
Class M6, 4.28% 4/25/35 (f)	1,307,734	1,307,479
Series 2005-2 Class 1A2, 3.77% 4/25/35 (f)	13,211,515	13,201,194
Series 2005-3 Class A1, 3.7% 8/25/35 (f)	15,176,045	15,149,962
Series 2005-4 Class 1B1, 4.76% 6/25/35 (f)	5,306,886	5,282,839
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 3.67% 9/26/45 (c)(f)	16,153,164	16,153,164
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.73% 3/25/35 (f)	13,405,372	13,396,993
Series 2004-6 Class 4A2, 4.1729% 7/25/34 (f)	5,969,000	5,946,582
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.85% 3/25/28 (f)	8,079,308	8,122,924
Series 2003-B Class A1, 3.8% 4/25/28 (f)	7,852,610	7,898,403
Series 2003-D Class A, 3.77% 8/25/28 (f)	7,479,616	7,494,804
Series 2003-E Class A2, 3.4425% 10/25/28 (f)	10,687,128	10,687,143
Series 2003-F Class A2, 3.7075% 10/25/28 (f)	12,892,959	12,891,486
Series 2004-A Class A2, 3.6175% 4/25/29 (f)	11,584,437	11,556,917
Series 2004-B Class A2, 3.79% 6/25/29 (f)	8,952,030	8,930,464
Series 2004-C Class A2, 3.95% 7/25/29 (f)	12,856,157	12,825,407
Series 2004-D Class A2, 3.4725% 9/25/29 (f)	9,971,432	9,974,033
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (f)	8,523,921	8,502,874
Class A2D, 3.9175% 11/25/29 (f)	1,982,307	1,991,830
Series 2004-G Class A2, 3.95% 11/25/29 (f)	3,854,828	3,854,422
Series 2005-A Class A2, 3.38% 2/25/30 (f)	10,800,867	10,785,319
Mortgage Asset Backed Securities Trust floater Series 2002-NC1 Class M1, 4.31% 10/25/32 (f)	4,538,551	4,555,535
MortgageIT Trust floater:
Series 2004-2:
Class A1, 3.83% 12/25/34 (f)	4,920,628	4,927,758
Class A2, 3.91% 12/25/34 (f)	6,656,800	6,696,298
Series 2005-2 Class 1A1, 3.72% 5/25/35 (f)	5,093,718	5,097,498
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.75% 6/25/35 (f)	19,112,336	19,123,533
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 4.5594% 6/10/42 (f)	$ 1,745,000	$ 1,749,384
Permanent Financing No. 3 PLC floater Series 2 Class C, 4.4294% 6/10/42 (f)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class C, 4.0994% 6/10/42 (f)	15,400,000	15,475,306
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.0294% 6/10/42 (f)	4,215,000	4,234,760
Series 3 Class C, 4.1994% 6/10/42 (f)	8,890,000	8,967,788
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 3.7294% 6/10/42 (f)	4,000,000	4,000,572
Class 2C, 3.8294% 6/10/42 (f)	5,350,000	5,352,343
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.4694% 6/10/42 (f)	2,000,000	1,999,375
Class 1C, 3.6594% 6/10/42 (f)	3,840,000	3,838,800
Class 2C, 3.7094% 6/10/42 (f)	8,065,000	8,054,919
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 3.7475% 6/10/42 (f)	7,165,000	7,162,621
Class 2C, 3.8175% 6/10/42 (f)	9,945,000	9,941,688
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	4,643,507	4,727,342
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 5.15% 3/10/35 (c)(f)	5,492,986	5,575,381
Class B5, 5.7% 3/10/35 (c)(f)	5,684,725	5,811,417
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.96% 11/25/34 (f)	2,829,110	2,840,739
Series 2003-RP2 Class A1, 3.93% 6/25/33 (c)(f)	3,866,185	3,881,108
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (f)	10,999,101	10,996,236
Series 2003-7 Class A2, 2.885% 1/20/34 (f)	9,577,708	9,569,385
Series 2004-1 Class A, 4.15% 2/20/34 (f)	6,379,791	6,373,993
Series 2004-10 Class A4, 3.6681% 11/20/34 (f)	10,424,803	10,408,138
Series 2004-3 Class A, 3.5463% 5/20/34 (f)	10,662,486	10,588,333
Series 2004-4 Class A, 3.5881% 5/20/34 (f)	13,430,919	13,399,990
Series 2004-5 Class A3, 3.77% 6/20/34 (f)	8,904,038	8,897,082
Series 2004-6:
Class A3A, 4.1475% 6/20/35 (f)	8,182,127	8,176,739
Class A3B, 3.16% 7/20/34 (f)	1,022,766	1,021,950
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (f)	7,642,675	7,636,475
Class A3B, 3.4525% 7/20/34 (f)	1,375,260	1,380,167
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-8 Class A2, 3.45% 9/20/34 (f)	$ 14,155,710	$ 14,148,404
Series 2005-1 Class A2, 3.68% 2/20/35 (f)	7,355,282	7,354,362
Series 2005-2 Class A2, 3.36% 3/20/35 (f)	13,876,523	13,876,523
Series 2005-3 Class A1, 3.46% 5/20/35 (f)	9,217,677	9,217,677
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 3.77% 7/25/35 (f)	11,201,095	11,201,095
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.86% 9/25/33 (c)(f)	2,553,470	2,555,084
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.83% 9/25/34 (f)	22,068,069	22,129,394
WAMU Mortgage pass thru certificates:
floater Series 2005-AR6 Class 2A-1A, 3.5448% 4/25/45 (f)	6,133,307	6,133,607
Series 2005 AR11 Class A1C1, 3.6675% 8/25/40 (d)(f)	14,400,000	14,400,000
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.7024% 8/25/34 (f)	19,880,000	19,789,156
Series 2005-AR12 Class 2A1, 4.322% 7/25/35 (f)	31,674,772	31,407,532
TOTAL PRIVATE SPONSOR		895,419,920
U.S. Government Agency - 3.2%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.76% 11/18/30 (f)	1,103,802	1,112,055
Series 2000-40 Class FA, 3.8144% 7/25/30 (f)	2,487,156	2,498,099
Series 2002-89 Class F, 3.6144% 1/25/33 (f)	3,630,895	3,636,484
target amortization class Series G94-2 Class D, 6.45% 1/25/24	4,732,822	4,849,182
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.66% 8/18/31 (f)	2,500,934	2,508,899
Series 2001-44 Class FB, 3.6144% 9/25/31 (f)	2,262,040	2,268,738
Series 2001-46 Class F, 3.66% 9/18/31 (f)	6,514,676	6,552,090
Series 2002-11 Class QF, 3.8144% 3/25/32 (f)	4,517,951	4,551,812
Series 2002-36 Class FT, 3.8144% 6/25/32 (f)	1,503,724	1,516,521
Series 2002-64 Class FE, 3.61% 10/18/32 (f)	2,256,514	2,266,981
Series 2002-65 Class FA, 3.6144% 10/25/17 (f)	2,585,370	2,590,545
Series 2002-74 Class FV, 3.7644% 11/25/32 (f)	8,360,131	8,420,920
Series 2003-11:
Class DF, 3.7644% 2/25/33 (f)	3,173,455	3,195,574
Class EF, 3.7644% 2/25/33 (f)	2,602,157	2,612,658
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
floater:
Series 2003-63 Class F1, 3.6144% 11/25/27 (f)	$ 6,387,368	$ 6,390,916
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	1,212,661	1,212,198
Series 2001-62 Class PG, 6.5% 10/25/30	4,183,652	4,194,964
Series 2001-76 Class UB, 5.5% 10/25/13	1,378,221	1,379,002
Series 2002-16 Class QD, 5.5% 6/25/14	345,479	346,552
Series 2002-28 Class PJ, 6.5% 3/25/31	4,950,777	4,957,813
Series 2002-8 Class PD, 6.5% 7/25/30	3,569,878	3,584,870
Freddie Mac:
floater Series 2510 Class FE, 3.7881% 10/15/32 (f)	5,998,150	6,032,418
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	1,286,641	1,286,029
Series 2353 Class PC, 6.5% 9/15/15	1,363,169	1,366,992
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.5881% 7/15/31 (f)	5,197,631	5,199,968
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.7381% 7/15/17 (f)	4,556,922	4,564,198
Series 2526 Class FC, 3.7881% 11/15/32 (f)	3,597,778	3,616,182
Series 2538 Class FB, 3.7881% 12/15/32 (f)	6,607,741	6,651,155
Series 2551 Class FH, 3.8381% 1/15/33 (f)	3,358,821	3,373,027
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	12,190,349	12,248,248
Series 2394 Class ND, 6% 6/15/27	1,550,172	1,553,415
Series 2395 Class PE, 6% 2/15/30	5,961,413	6,000,327
Series 2398 Class DK, 6.5% 1/15/31	372,760	373,347
Series 2410 Class ML, 6.5% 12/15/30	2,168,673	2,179,211
Series 2420 Class BE, 6.5% 12/15/30	2,595,889	2,604,122
Series 2443 Class TD, 6.5% 10/15/30	2,962,497	2,977,827
Series 2461 Class PG, 6.5% 1/15/31	2,737,118	2,773,721
Series 2466 Class EC, 6% 10/15/27	257,483	257,163
Series 2483 Class DC, 5.5% 7/15/14	1,861,588	1,861,466
Series 2556 Class PM, 5.5% 2/15/16	1,160,963	1,159,984
Series 2776 Class UJ, 4.5% 5/15/20 (g)	7,104,375	367,384
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,903,044
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	648,803	649,120
Series 2480 Class QW, 5.75% 2/15/30	871,905	871,370
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2406:
Class FP, 4.3681% 1/15/32 (f)	$ 10,270,000	$ 10,502,819
Class PF, 4.3681% 12/15/31 (f)	8,125,000	8,337,955
Series 2410 Class PF, 4.3681% 2/15/32 (f)	18,644,444	19,070,154
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.7381% 5/16/23 (f)	2,988,811	3,001,292
Series 2001-50 Class FV, 3.5881% 9/16/27 (f)	9,114,548	9,113,939
Series 2002-24 Class FX, 3.9381% 4/16/32 (f)	2,630,687	2,652,779
Series 2002-31 Class FW, 3.7881% 6/16/31 (f)	3,614,097	3,633,687
Series 2002-5 Class KF, 3.7881% 8/16/26 (f)	617,815	618,278
TOTAL U.S. GOVERNMENT AGENCY		207,447,494
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,104,119,465)		1,102,867,414
Commercial Mortgage Securities - 5.8%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.44% 8/3/10 (c)(f)	5,025,000	5,024,881
Class D, 7.54% 8/3/10 (c)(f)	6,695,000	6,694,844
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 3.7081% 11/15/15 (c)(f)	5,038,226	5,041,400
Series 2005-BOCA:
Class H, 4.3381% 12/15/16 (c)(f)	2,065,000	2,061,834
Class J, 4.4881% 12/15/16 (c)(f)	1,020,000	1,018,438
Class K, 4.7381% 12/15/16 (c)(f)	6,659,000	6,650,611
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.04% 8/25/33 (c)(f)	6,644,316	6,723,250
Series 2003-2:
Class A, 4.04% 12/25/33 (c)(f)	13,522,369	13,687,661
Class M1, 4.31% 12/25/33 (c)(f)	2,200,548	2,236,841
Series 2004-1:
Class A, 3.82% 4/25/34 (c)(f)	6,403,472	6,414,728
Class B, 5.36% 4/25/34 (c)(f)	665,296	672,910
Class M1, 4.02% 4/25/34 (c)(f)	582,134	584,681
Class M2, 4.66% 4/25/34 (c)(f)	498,972	504,819
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 3.89% 8/25/34 (c)(f)	$ 6,299,807	$ 6,330,814
Class M1, 4.04% 8/25/34 (c)(f)	2,031,330	2,039,265
Series 2004-3:
Class A1, 3.83% 1/25/35 (c)(f)	6,582,479	6,605,519
Class A2, 3.88% 1/25/35 (c)(f)	914,869	918,092
Class M1, 3.96% 1/25/35 (c)(f)	1,097,080	1,098,564
Class M2, 4.46% 1/25/35 (c)(f)	715,487	719,742
Series 2005-2A:
Class M1, 3.73% 8/25/35 (c)(f)	1,297,812	1,297,812
Class M2, 3.78% 8/25/35 (c)(f)	2,136,399	2,136,399
Class M3, 3.8% 8/25/35 (c)(f)	1,183,006	1,183,006
Class M4, 3.91% 8/25/35 (c)(f)	1,088,166	1,088,166
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class JFCM, 4.98% 4/14/15 (c)(f)	1,344,296	1,350,087
Class JMM, 4.88% 4/14/15 (c)(f)	1,384,053	1,385,065
Class KFCM, 5.23% 4/14/15 (c)(f)	1,436,661	1,443,179
Class KMM, 5.13% 4/14/15 (c)(f)	1,253,767	1,254,776
Class LFCM, 5.63% 4/14/15 (c)(f)	1,601,905	1,602,545
Class MFCM, 5.93% 4/14/15 (c)(f)	2,218,251	2,219,234
Series 2004-BBA3 Class E, 4.0881% 6/15/17 (c)(f)	10,415,000	10,415,949
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.81% 12/12/13 (c)(f)	896,672	897,536
Class C, 4.16% 12/12/13 (c)(f)	1,793,345	1,801,374
COMM floater:
Series 2001-FL5A Class E, 4.8881% 11/15/13 (c)(f)	3,049,546	3,048,573
Series 2002-FL6:
Class F, 4.8381% 6/14/14 (c)(f)	11,163,000	11,190,451
Class G, 5.2881% 6/14/14 (c)(f)	5,000,000	5,000,444
Series 2003-FL9 Class B, 3.8881% 11/15/15 (c)(f)	10,354,700	10,383,149
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.6881% 9/15/14 (c)(f)	3,570,000	3,573,440
Class G, 4.3681% 9/15/14 (c)(f)	1,345,000	1,345,538
Class H, 4.4681% 9/15/14 (c)(f)	1,430,000	1,430,571
Class J, 4.9881% 9/15/14 (c)(f)	490,000	491,560
Class K, 5.3881% 9/15/14 (c)(f)	770,000	771,587
Class L, 5.5881% 9/15/14 (c)(f)	625,000	624,693
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2004-HTL1:
Class B, 3.8381% 7/15/16 (c)(f)	$ 495,379	$ 495,732
Class D, 3.9381% 7/15/16 (c)(f)	1,125,628	1,125,788
Class E, 4.1381% 7/15/16 (c)(f)	805,726	806,031
Class F, 4.1881% 7/15/16 (c)(f)	852,671	853,207
Class H, 4.6881% 7/15/16 (c)(f)	2,472,312	2,473,143
Class J, 4.8381% 7/15/16 (c)(f)	950,314	950,633
Class K, 5.7381% 7/15/16 (c)(f)	1,069,720	1,069,257
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.6181% 4/15/17 (c)(f)	7,080,000	7,080,000
Class C, 3.6581% 4/15/17 (c)(f)	3,006,000	3,006,000
Class D, 3.6981% 4/15/17 (c)(f)	2,440,000	2,440,000
Class E, 3.7581% 4/15/17 (c)(f)	1,821,000	1,821,000
Class F, 3.7981% 4/15/17 (c)(f)	1,035,000	1,035,000
Class G, 3.9381% 4/15/17 (c)(f)	1,035,000	1,035,000
Class H, 4.0081% 4/15/17 (c)(f)	1,035,000	1,035,000
Class I, 4.2381% 4/15/17 (c)(f)	335,000	335,000
Class MOA3, 3.6881% 3/15/20 (c)(f)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 5.1381% 12/15/11 (c)(f)	3,720,000	3,702,795
Series 2002-TFLA Class C, 3.9688% 11/18/12 (c)(f)	3,675,000	3,674,923
Series 2003-TF2A Class A2, 3.7081% 11/15/14 (c)(f)	9,500,000	9,507,100
Series 2004-FL1 Class B, 3.8381% 5/15/14 (c)(f)	11,230,000	11,235,571
Series 2004-HC1:
Class A2, 3.8881% 12/15/21 (c)(f)	1,475,000	1,474,997
Class B, 4.1381% 12/15/21 (c)(f)	3,835,000	3,834,992
Series 2004-TF2A Class E, 3.8081% 11/15/19 (c)(f)	4,450,000	4,456,884
Series 2004-TFL1:
Class A2, 3.5781% 2/15/14 (c)(f)	7,005,000	7,007,087
Class E, 3.9381% 2/15/14 (c)(f)	2,800,000	2,806,033
Class F, 3.9881% 2/15/14 (c)(f)	2,325,000	2,330,394
Class G, 4.2381% 2/15/14 (c)(f)	1,875,000	1,880,617
Class H, 4.4881% 2/15/14 (c)(f)	1,400,000	1,403,733
Class J, 4.7881% 2/15/14 (c)(f)	750,000	753,724
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
Series 2005-TF2A Class F, 3.8881% 11/15/19 (c)(f)	$ 1,540,000	$ 1,542,381
Series 2005-TFLA:
Class C, 3.6281% 2/15/20 (c)(f)	5,650,000	5,649,989
Class E, 3.7181% 2/15/20 (c)(f)	3,955,000	3,954,992
Class F, 3.7681% 2/15/20 (c)(f)	1,745,000	1,744,997
Class G, 3.9081% 2/15/20 (c)(f)	505,000	504,998
Class H, 4.1381% 2/15/20 (c)(f)	715,000	714,998
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35	518,675	522,823
Series 2003-TFLA Class G, 3.7357% 4/15/13 (c)(f)	446,933	445,553
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 4.2% 2/11/11 (c)(f)	264,524	264,175
GS Mortgage Securities Corp. II floater Series 2005-FL7A Class A1, 3.5% 11/6/19 (c)(f)	10,526,054	10,527,180
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.8613% 5/28/20 (c)(f)	2,727,545	2,728,117
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.6585% 4/10/15 (c)(f)	8,245,000	8,150,339
JP Morgan Chase Commercial Mortgage Security Corp.:
floater Series 2005-FL1A:
Class WH, 3.97% 6/15/19 (c)(f)	3,325,000	3,325,100
Class WJ, 4.17% 6/15/19 (c)(f)	2,045,000	2,045,061
Class WK, 4.57% 6/15/19 (c)(f)	3,065,000	3,065,092
Series 2005-FL1A Class WX1, 1.2068% 6/15/19 (c)(f)(g)	240,000,000	2,596,800
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater:
Series 2003-C4A:
Class F, 5.6% 7/11/15 (c)(f)	813,387	813,822
Class H, 6.35% 7/11/15 (c)(f)	8,267,264	8,287,932
Series 2003-LLFA:
Class A2, 3.77% 12/16/14 (c)(f)	11,700,000	11,707,744
Class B, 3.98% 12/16/14 (c)(f)	4,615,000	4,626,299
Class C, 4.08% 12/16/14 (c)(f)	4,982,000	4,997,311
Series 2005-LLFA Class FAIR, 5.1138% 7/15/19 (c)(d)(f)	4,360,000	4,360,000
Morgan Stanley Dean Witter Capital I Trust floater Series 2002-XLF Class F, 5.49% 8/5/14 (c)(f)	7,603,983	7,603,972
Commercial Mortgage Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 4.1881% 2/15/13 (c)(f)	$ 10,495,000	$ 10,291,568
Class D, 4.1881% 2/15/13 (c)(f)	4,000,000	3,891,288
Series 2003-CDCA:
Class HEXB, 5.2881% 2/15/15 (c)(f)	770,000	771,001
Class JEXB, 5.4881% 2/15/15 (c)(f)	1,300,000	1,301,690
Class KEXB, 5.8881% 2/15/15 (c)(f)	960,000	961,248
Series 2000-NL1 Class E, 7.0607% 10/15/30 (c)(f)	3,657,956	3,672,236
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.7281% 5/15/09 (c)(f)	18,000,000	18,008,086
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.78% 3/24/18 (c)(f)	7,263,029	7,263,029
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.5681% 3/15/14 (c)(f)	3,510,000	3,511,290
Class E, 3.8881% 3/15/14 (c)(f)	2,190,000	2,192,749
Class F, 3.9381% 3/15/14 (c)(f)	1,755,000	1,757,120
Class G, 4% 3/15/14 (c)(f)	875,000	876,363
Series 2005-WL5A:
Class KHP1, 3.7381% 1/15/18 (c)(f)	1,745,000	1,745,000
Class KHP2, 3.9381% 1/15/18 (c)(f)	1,745,000	1,745,000
Class KHP3, 4.2381% 1/15/18 (c)(f)	2,060,000	2,060,000
Class KHP4, 4.3381% 1/15/18 (c)(f)	1,600,000	1,600,000
Class KHP5, 4.5381% 1/15/18 (c)(f)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $378,363,353)		378,866,012
Interfund Loans - 0.1%

With Fidelity Equity-Income Fund, at 3.43442% due 8/1/05 (b) (Cost $8,443,000)	8,443,000	8,443,000
Cash Equivalents - 40.4%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.32%, dated 7/29/05 due 8/1/05) (i)	$ 2,354,814,398	$ 2,354,164,000
With Goldman Sachs & Co. at 3.41%, dated 7/1/05 due 8/23/05 (Collateralized by Mortgage Loan Obligations valued at $295,800,001, 0.9%- 10.36%, 4/18/17 - 6/25/44) (f)(h)	291,455,881	289,998,492
TOTAL CASH EQUIVALENTS (Cost $2,644,164,000)		2,644,162,492
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $6,679,436,405)		6,685,115,608
NET OTHER ASSETS - (2.2)%		(140,968,200)
NET ASSETS - 100%		$ 6,544,147,408
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 72,221,638	$ 34,806
49 Eurodollar 90 Day Index Contracts	March 2006	48,464,675	28,036
32 Eurodollar 90 Day Index Contracts	June 2006	31,645,600	16,247
27 Eurodollar 90 Day Index Contracts	Sept. 2006	26,698,612	16,355
26 Eurodollar 90 Day Index Contracts	Dec. 2006	25,707,500	14,421
24 Eurodollar 90 Day Index Contracts	March 2007	23,729,700	12,329
17 Eurodollar 90 Day Index Contracts	June 2007	16,807,688	5,970
16 Eurodollar 90 Day Index Contracts	Sept. 2007	15,818,200	5,711
15 Eurodollar 90 Day Index Contracts	Dec. 2007	14,828,250	5,590
15 Eurodollar 90 Day Index Contracts	March 2008	14,827,875	5,015
8 Eurodollar 90 Day Index Contracts	June 2008	7,907,800	7,518
7 Eurodollar 90 Day Index Contracts	Sept. 2008	6,918,888	6,885
TOTAL EURODOLLAR CONTRACTS			158,883
Swap Agreements
		Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerChrysler NA Holding Corp., par value of the notional amount of DaimlerChrysler NA Holding Corp. 6.5% 11/15/13, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (135,972)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	102,057
TOTAL CREDIT DEFAULT SWAP		24,000,000	(33,915)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Oct. 2005	$ 48,200,000	$ 46,335
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	32,511
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 30 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	August 2005	35,100,000	33,945
Swap Agreements - continued
	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 22 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Jan. 2006	$ 35,100,000	$ 32,229
Receive monthly a return equal to Lehman Brothers ABS Floating Rate Index and pay monthly a floating rate based on the 1- month LIBOR minus 11.1 basis points with Lehman Brothers, Inc.	Nov. 2005	30,000,000	0
TOTAL TOTAL RETURN SWAP		178,400,000	145,020
		$ 202,400,000	$ 111,105
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Affiliated entity

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $586,119,417 or 9.0% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $994,635.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(h) The maturity amount is based on the rate at period end.
(i) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$2,354,164,000 due 8/1/05 at 3.32%
Banc of America Securities LLC.	$ 471,596,247
Bank of America, National Association	244,985,063
Barclays Capital Inc.	979,940,254
Countrywide Securities Corporation	244,985,063
Morgan Stanley & Co. Incorporated.	351,411,107
UBS Securities LLC	61,246,266
$ 2,354,164,000
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $6,679,021,266. Net unrealized appreciation aggregated $6,094,342, of which $11,067,257 related to appreciated investment securities and $4,972,915 related to depreciated investment securities.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2005

1.804833.101

FAV-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.3%
	Shares	Value
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.3%
BorgWarner, Inc.	2,400	$ 139,608
Automobiles - 0.1%
Monaco Coach Corp.	1,600	28,000
Diversified Consumer Services - 0.1%
Service Corp. International (SCI)	3,700	32,079
Hotels, Restaurants & Leisure - 3.2%
Brinker International, Inc. (a)	7,720	315,748
CBRL Group, Inc.	908	35,566
Domino's Pizza, Inc.	1,100	27,522
Harrah's Entertainment, Inc.	854	67,244
Hilton Hotels Corp.	3,660	90,585
Outback Steakhouse, Inc.	6,550	305,099
Royal Caribbean Cruises Ltd.	11,960	543,582
Wendy's International, Inc.	4,320	223,344
		1,608,690
Household Durables - 0.6%
Jarden Corp. (a)	125	4,795
Matsushita Electric Industrial Co. Ltd.	3,000	48,660
Newell Rubbermaid, Inc.	8,690	216,120
Sony Corp. sponsored ADR	1,100	35,761
		305,336
Leisure Equipment & Products - 1.4%
Brunswick Corp.	4,530	210,917
Eastman Kodak Co.	16,400	438,536
K2, Inc. (a)	5,060	67,298
		716,751
Media - 2.2%
E.W. Scripps Co. Class A	2,540	128,346
Emmis Communications Corp. Class A (a)	4,520	92,796
Gannett Co., Inc.	2,100	153,216
Lamar Advertising Co. Class A (a)	2,100	92,421
The New York Times Co. Class A	4,900	154,448
The Reader's Digest Association, Inc. (non-vtg.)	10,210	165,810
Tribune Co.	4,300	156,950
Viacom, Inc. Class B (non-vtg.)	4,225	141,495
		1,085,482
Multiline Retail - 1.0%
Big Lots, Inc. (a)	16,680	216,340
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Family Dollar Stores, Inc.	10,700	$ 276,060
Nordstrom, Inc.	80	2,961
		495,361
Specialty Retail - 3.1%
AnnTaylor Stores Corp. (a)	8,400	216,468
AutoNation, Inc. (a)	4,390	94,780
Blockbuster, Inc. Class A	167	1,448
Gap, Inc.	5,400	113,994
Linens 'N Things, Inc. (a)	5,100	133,875
Office Depot, Inc. (a)	3,660	103,871
OfficeMax, Inc.	2,200	65,340
Pier 1 Imports, Inc.	18,530	263,497
Select Comfort Corp. (a)	230	4,901
Sports Authority, Inc. (a)	6,400	203,520
Stage Stores, Inc. (a)	590	26,060
TBC Corp. New (a)	3,495	99,153
Tiffany & Co., Inc.	7,300	248,419
		1,575,326
Textiles, Apparel & Luxury Goods - 0.8%
Liz Claiborne, Inc.	7,740	322,061
Warnaco Group, Inc. (a)	2,900	70,615
		392,676
TOTAL CONSUMER DISCRETIONARY		6,379,309
CONSUMER STAPLES - 2.5%
Beverages - 0.4%
Coca-Cola Enterprises, Inc.	3,875	91,063
Cott Corp. (a)	4,500	103,978
		195,041
Food & Staples Retailing - 0.8%
Safeway, Inc.	17,020	413,586
Food Products - 0.7%
Corn Products International, Inc.	3,800	91,466
Dean Foods Co. (a)	6,290	224,553
Diamond Foods, Inc.	100	2,215
Global Bio-Chem Technology Group Co. Ltd.	20,000	10,034
TreeHouse Foods, Inc. (a)	1,178	36,023
		364,291
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.5%
Colgate-Palmolive Co.	4,900	$ 259,406
Personal Products - 0.1%
NBTY, Inc. (a)	1,200	29,040
TOTAL CONSUMER STAPLES		1,261,364
ENERGY - 8.3%
Energy Equipment & Services - 7.7%
Baker Hughes, Inc.	5,300	299,662
BJ Services Co.	3,370	205,536
Cooper Cameron Corp. (a)	5,050	358,449
ENSCO International, Inc.	3,970	160,309
FMC Technologies, Inc. (a)	3,830	138,838
GlobalSantaFe Corp.	3,800	170,962
Grant Prideco, Inc. (a)	7,425	238,343
Halliburton Co.	8,500	476,425
Helmerich & Payne, Inc.	5,230	298,738
Nabors Industries Ltd. (a)	3,220	210,749
National Oilwell Varco, Inc. (a)	4,550	238,193
Noble Corp.	4,690	315,074
Pride International, Inc. (a)	3,190	83,004
Smith International, Inc.	3,000	203,820
Transocean, Inc. (a)	4,730	266,914
Weatherford International Ltd. (a)	2,960	187,309
		3,852,325
Oil, Gas & Consumable Fuels - 0.6%
Marathon Oil Corp.	317	18,500
McMoRan Exploration Co. (a)	2,300	40,618
Premcor, Inc.	1,670	127,989
Valero Energy Corp.	1,640	135,759
		322,866
TOTAL ENERGY		4,175,191
FINANCIALS - 11.5%
Capital Markets - 1.9%
Charles Schwab Corp.	2,110	28,907
Janus Capital Group, Inc.	12,630	189,703
Lehman Brothers Holdings, Inc.	2,520	264,928
Merrill Lynch & Co., Inc.	4,800	282,144
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Nuveen Investments, Inc. Class A	1,800	$ 68,400
State Street Corp.	2,200	109,428
		943,510
Commercial Banks - 1.3%
Bank of America Corp.	3,568	155,565
UnionBanCal Corp.	2,950	210,453
Wachovia Corp.	5,050	254,419
		620,437
Consumer Finance - 0.1%
Capital One Financial Corp.	700	57,750
Diversified Financial Services - 0.1%
Citigroup, Inc.	900	39,150
Insurance - 3.7%
AFLAC, Inc.	8,650	390,115
AMBAC Financial Group, Inc.	3,060	219,830
Genworth Financial, Inc. Class A (non-vtg.)	900	28,224
Marsh & McLennan Companies, Inc.	1,820	52,725
MBIA, Inc.	4,690	284,871
MetLife, Inc.	4,960	243,734
MetLife, Inc. unit	2,968	82,125
Prudential Financial, Inc.	2,700	180,630
Scottish Re Group Ltd.	2,370	56,999
The St. Paul Travelers Companies, Inc.	5,930	261,039
Willis Group Holdings Ltd.	1,500	49,740
		1,850,032
Real Estate - 3.3%
Alexandria Real Estate Equities, Inc.	1,700	136,765
CenterPoint Properties Trust (SBI)	2,980	130,703
Digital Realty Trust, Inc.	700	13,258
Duke Realty Corp.	3,690	125,312
Education Realty Trust, Inc.	3,900	77,337
Equity Office Properties Trust	3,500	124,075
Equity Residential (SBI)	2,600	105,040
General Growth Properties, Inc.	5,720	263,006
GMH Communities Trust	3,700	55,463
Kimco Realty Corp.	1,400	91,924
Reckson Associates Realty Corp.	3,900	136,968
Trizec Properties, Inc.	4,300	94,471
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - continued
United Dominion Realty Trust, Inc. (SBI)	4,500	$ 114,525
Vornado Realty Trust	2,220	196,781
		1,665,628
Thrifts & Mortgage Finance - 1.1%
Countrywide Financial Corp.	6,860	246,960
Fannie Mae	1,140	63,680
Freddie Mac	3,270	206,926
Hudson City Bancorp, Inc.	3,500	41,405
		558,971
TOTAL FINANCIALS		5,735,478
HEALTH CARE - 13.6%
Biotechnology - 0.9%
Biogen Idec, Inc. (a)	2,500	98,225
Cephalon, Inc. (a)	3,400	142,460
CSL Ltd.	88	2,324
MedImmune, Inc. (a)	1,800	51,138
Millennium Pharmaceuticals, Inc. (a)	9,790	101,131
ONYX Pharmaceuticals, Inc. (a)	1,300	30,485
		425,763
Health Care Equipment & Supplies - 3.8%
Baxter International, Inc.	18,150	712,751
Becton, Dickinson & Co.	3,870	214,282
CONMED Corp. (a)	1,181	35,560
Dade Behring Holdings, Inc.	3,350	253,930
Fisher Scientific International, Inc. (a)	4,320	289,656
Hospira, Inc. (a)	900	34,425
Varian, Inc. (a)	7,600	284,772
Waters Corp. (a)	1,300	58,864
		1,884,240
Health Care Providers & Services - 7.7%
AmerisourceBergen Corp.	7,200	516,888
Community Health Systems, Inc. (a)	11,410	440,540
HCA, Inc.	7,240	356,570
Health Net, Inc. (a)	7,400	287,120
Laboratory Corp. of America Holdings (a)	2,000	101,340
McKesson Corp.	13,000	585,000
Omnicare, Inc.	4,700	216,670
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
PacifiCare Health Systems, Inc. (a)	370	$ 28,194
Pediatrix Medical Group, Inc. (a)	2,920	228,986
Quest Diagnostics, Inc.	5,960	305,986
Sunrise Senior Living, Inc. (a)	2,400	127,200
Triad Hospitals, Inc. (a)	4,370	217,058
Universal Health Services, Inc. Class B	6,370	331,495
WebMD Corp. (a)	11,630	123,394
		3,866,441
Pharmaceuticals - 1.2%
Forest Laboratories, Inc. (a)	900	35,928
Schering-Plough Corp.	26,590	553,604
Wyeth	620	28,365
		617,897
TOTAL HEALTH CARE		6,794,341
INDUSTRIALS - 10.8%
Aerospace & Defense - 1.2%
EADS NV	5,460	183,580
Honeywell International, Inc.	4,040	158,691
Lockheed Martin Corp.	730	45,552
Precision Castparts Corp.	2,170	195,257
		583,080
Airlines - 0.5%
ACE Aviation Holdings, Inc. Class A (a)	2,300	71,685
Ryanair Holdings PLC sponsored ADR (a)	3,510	164,303
Southwest Airlines Co.	1,500	21,285
		257,273
Building Products - 0.8%
Masco Corp.	11,670	395,730
Commercial Services & Supplies - 1.0%
Aramark Corp. Class B	4,700	130,848
Manpower, Inc.	3,550	169,690
Navigant Consulting, Inc. (a)	5,300	106,000
Steelcase, Inc. Class A	6,480	94,867
		501,405
Construction & Engineering - 2.2%
Dycom Industries, Inc. (a)	10,830	264,252
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
EMCOR Group, Inc. (a)	2,000	$ 103,000
Fluor Corp.	11,270	719,015
		1,086,267
Electrical Equipment - 0.1%
A.O. Smith Corp.	2,200	59,400
Industrial Conglomerates - 0.8%
Tyco International Ltd.	12,350	376,305
Machinery - 2.8%
Albany International Corp. Class A	6,850	240,024
Briggs & Stratton Corp.	4,300	160,691
Crane Co.	2,470	76,941
Harsco Corp.	3,170	190,993
Kennametal, Inc.	5,840	277,575
SPX Corp.	7,450	364,156
Wabash National Corp.	4,420	95,074
		1,405,454
Road & Rail - 1.4%
Canadian National Railway Co.	3,705	245,568
CSX Corp.	4,580	208,573
Laidlaw International, Inc.	9,925	255,073
		709,214
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. Trust	200	5,680
TOTAL INDUSTRIALS		5,379,808
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 1.8%
Alcatel SA sponsored ADR (a)	12,380	151,036
Andrew Corp. (a)	7,630	83,854
Avaya, Inc. (a)	13,800	142,554
Motorola, Inc.	12,650	267,927
Nokia Corp. sponsored ADR	5,400	86,130
Powerwave Technologies, Inc. (a)	12,100	138,787
		870,288
Computers & Peripherals - 3.3%
Maxtor Corp. (a)	31,380	185,142
Seagate Technology	20,500	397,085
Storage Technology Corp. (a)	9,190	337,549
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
UNOVA, Inc. (a)	5,030	$ 138,577
Western Digital Corp. (a)	40,450	606,346
		1,664,699
Electronic Equipment & Instruments - 5.6%
Agilent Technologies, Inc. (a)	11,100	291,264
Arrow Electronics, Inc. (a)	8,880	266,578
Avnet, Inc. (a)	16,200	424,116
Celestica, Inc. (sub. vtg.) (a)	30,110	350,199
Flextronics International Ltd. (a)	39,570	535,778
Mettler-Toledo International, Inc. (a)	4,960	260,400
Molex, Inc.	6,500	183,560
Solectron Corp. (a)	32,290	123,994
Symbol Technologies, Inc.	28,170	327,899
Tektronix, Inc.	1,770	44,356
		2,808,144
Internet Software & Services - 0.0%
MatrixOne, Inc. (a)	2,261	11,169
IT Services - 2.4%
Accenture Ltd. Class A (a)	4,600	115,184
Affiliated Computer Services, Inc. Class A (a)	7,050	352,289
BearingPoint, Inc. (a)	16,600	136,286
Ceridian Corp. (a)	24,130	505,041
Iron Mountain, Inc. (a)	1,000	34,290
The BISYS Group, Inc. (a)	4,700	73,931
		1,217,021
Office Electronics - 1.2%
Xerox Corp. (a)	45,970	607,264
Semiconductors & Semiconductor Equipment - 3.5%
Agere Systems, Inc. (a)	3,639	40,720
AMIS Holdings, Inc. (a)	5,820	74,263
Applied Materials, Inc.	13,800	254,748
ASML Holding NV (NY Shares) (a)	13,400	235,840
DSP Group, Inc. (a)	769	19,187
Exar Corp. (a)	3,131	49,861
Fairchild Semiconductor International, Inc. (a)	11,490	193,721
Freescale Semiconductor, Inc.:
Class A	3,500	89,320
Class B	7,000	180,250
Microsemi Corp. (a)	4,100	87,535
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
National Semiconductor Corp.	11,400	$ 281,694
Novellus Systems, Inc. (a)	7,940	229,069
		1,736,208
Software - 1.4%
Borland Software Corp. (a)	8,286	55,599
Cadence Design Systems, Inc. (a)	11,500	185,035
Hyperion Solutions Corp. (a)	1,685	79,296
JDA Software Group, Inc. (a)	1,600	22,736
Quest Software, Inc. (a)	5,800	82,650
Secure Computing Corp. (a)	1,125	13,905
Siebel Systems, Inc.	14,200	119,280
Sybase, Inc. (a)	2,800	59,584
Symantec Corp. (a)	1,699	37,327
TIBCO Software, Inc. (a)	6,000	46,140
		701,552
TOTAL INFORMATION TECHNOLOGY		9,616,345
MATERIALS - 6.4%
Chemicals - 3.0%
Albemarle Corp.	1,400	53,340
Ashland, Inc.	4,180	256,861
Celanese Corp. Class A	2,500	47,050
Chemtura Corp.	11,904	187,369
Cytec Industries, Inc.	4,600	208,748
Dow Chemical Co.	1,120	53,704
Ferro Corp.	5,150	115,875
Georgia Gulf Corp.	900	28,557
Lyondell Chemical Co.	6,440	179,934
NOVA Chemicals Corp.	920	32,266
OM Group, Inc. (a)	1,200	28,116
OMNOVA Solutions, Inc. (a)	7,780	45,980
PolyOne Corp. (a)	11,780	84,109
Spartech Corp.	6,100	114,253
Valspar Corp.	1,700	83,402
		1,519,564
Construction Materials - 0.2%
Vulcan Materials Co.	1,300	91,312
Containers & Packaging - 1.1%
Owens-Illinois, Inc. (a)	15,480	397,062
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Packaging Corp. of America	5,610	$ 119,213
Smurfit-Stone Container Corp. (a)	870	10,553
		526,828
Metals & Mining - 1.7%
Agnico-Eagle Mines Ltd.	4,610	56,404
Alcan, Inc.	7,850	265,439
Alcoa, Inc.	9,270	260,024
Grupo Mexico SA de CV Series B	5,967	10,204
Newmont Mining Corp.	2,680	100,634
Nucor Corp.	2,800	155,260
		847,965
Paper & Forest Products - 0.4%
Aracruz Celulose SA (PN-B) sponsored ADR	950	35,350
MeadWestvaco Corp.	3,750	109,575
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	4,600	55,430
		200,355
TOTAL MATERIALS		3,186,024
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.9%
Alaska Communication Systems Group, Inc.	2,300	22,701
ALLTEL Corp.	2,800	186,200
BellSouth Corp.	4,210	116,196
CenturyTel, Inc.	2,660	91,424
Citizens Communications Co.	12,830	168,586
Cogent Communications Group, Inc. (a)	4,200	30,450
Iowa Telecommunication Services, Inc.	3,500	66,430
New Skies Satellites Holdings Ltd.	1,100	22,770
SBC Communications, Inc.	4,270	104,402
Verizon Communications, Inc.	3,640	124,597
		933,756
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (a)	4,100	89,216
Dobson Communications Corp. Class A (a)	7,000	49,350
SpectraSite, Inc. (a)	2,280	186,276
		324,842
TOTAL TELECOMMUNICATION SERVICES		1,258,598
Common Stocks - continued
	Shares	Value
UTILITIES - 4.7%
Electric Utilities - 2.7%
Edison International	8,260	$ 337,669
Entergy Corp.	3,270	254,864
Exelon Corp.	3,700	198,024
ITC Holdings Corp.	100	2,800
PG&E Corp.	6,300	237,069
PPL Corp.	4,110	253,094
Westar Energy, Inc.	3,200	77,856
		1,361,376
Independent Power Producers & Energy Traders - 1.6%
AES Corp. (a)	9,530	152,957
Constellation Energy Group, Inc.	2,500	150,525
NRG Energy, Inc. (a)	4,900	187,915
TXU Corp.	3,640	315,370
		806,767
Multi-Utilities - 0.4%
CMS Energy Corp. (a)	2,300	36,432
Public Service Enterprise Group, Inc.	2,400	154,320
		190,752
TOTAL UTILITIES		2,358,895
TOTAL COMMON STOCKS (Cost $40,671,179)		46,145,353
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
General Motors Corp. Series A, 4.50%	3,100	76,198
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	250	5,350
TOTAL CONSUMER DISCRETIONARY		81,548
FINANCIALS - 0.0%
Insurance - 0.0%
Hartford Financial Services Group, Inc. 6.00%	160	11,446
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc. 7.00%	1,580	$ 89,444
MATERIALS - 0.2%
Containers & Packaging - 0.2%
Owens-Illinois, Inc. 4.75%	2,670	109,470
UTILITIES - 0.2%
Multi-Utilities - 0.2%
Dominion Resources, Inc. 8.75%	1,590	86,847
TOTAL CONVERTIBLE PREFERRED STOCKS		378,755
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 7.00%	800	44,480
TOTAL PREFERRED STOCKS (Cost $403,694)		423,235
Nonconvertible Bonds - 0.1%
	Principal Amount
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
K2, Inc. 7.375% 7/1/14	$ 10,000	10,475
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Tenet Healthcare Corp. 6.375% 12/1/11	30,000	28,425
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. 7.875% 7/1/11	20,000	20,650
TOTAL NONCONVERTIBLE BONDS (Cost $56,621)		59,550
Money Market Funds - 6.0%
	Shares	Value
Fidelity Cash Central Fund, 3.31% (b) (Cost $3,005,611)	3,005,611	$ 3,005,611
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $44,137,105)		49,633,749
NET OTHER ASSETS - 0.7%		362,031
NET ASSETS - 100%		$ 49,995,780
Security Type Abbreviation
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $44,150,454. Net unrealized appreciation aggregated $5,483,295, of which $6,430,462 related to appreciated investment securities and $947,167 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 20, 2005